Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Molycorp, Inc.
Entity Central Index Key	0001489137
Document Type	8-K
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3

Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 436,025	$ 418,855	$ 316,430
Trade accounts receivable, net (Note 4)	88,471	70,679	16,421
Inventory	281,133	111,943	18,822
Deferred charges (Note 15)	12,517	7,318	0
Deferred tax assets (Note 15)	17,402	0
Income tax receivable	38,933	10,514	0
Prepaid expenses and other current assets	48,711	19,735	1,759
Total current assets	923,192	639,044	353,432
Non-current assets:
Deposits (Note 6)	23,287	23,286	26,200
Property, plant and equipment, net (Note 7)	1,363,444	561,628	93,966
Inventory	9,601	4,362	5,212
Intangible assets, net (Note 9)	479,173	3,072	639
Investments	68,006	20,000	0
Deferred tax assets (Note 15)	10,298	0
Goodwill (Note 11)	505,003	3,432	0
Other non-current assets	5,322	301	111
Total non-current assets	2,464,134	616,081	126,128
Total assets	3,387,326	1,255,125	479,560
Current liabilities:
Trade accounts payable	230,255	161,587	13,009
Accrued expenses (Note 12)	66,289	12,898	4,225
Income tax payable	25,601	0
Deferred tax liabilities	128	1,356	0
Debt and capital lease obligations (Note 14)	32,935	1,516	0
Other current liabilities	2,096	1,266	393
Short-term borrowing--realted party (Note 10)		870	3,085
Current portion of asset retirement obligation		396	393
Total current liabilities	357,304	178,623	20,712
Non-current liabilities:
Asset retirement obligation (Note 13)	20,727	15,145	12,078
Deferred tax liabilities (Note 15)	189,894	18,899
Deferred tax liabilities (Note 4p)		18,899	0
Debt and capital lease obligations (Note 14)	1,183,528	196,545	0
Derivative liability (Note 25)	8,846	0
Pension liabilities	2,855	0
Other non-current liabilities	3,020	683	257
Total non-current liabilities	1,408,870	231,272	12,335
Total liabilities	1,766,174	409,895	33,047
Commitments and contingencies (Note 19)
Stockholders' equity:
Common stock, $0.001 par value; 350,000,000 shares authorized at September 30, 2012 (Note 16)	138	84	82
Preferred stock, $0.001 par value; 5,000,000 shares authorized at September 30, 2012 (Note 16)	2	2	0
Additional paid-in capital	1,686,226	838,547	539,866
Accumulated other comprehensive loss	(9,646)	(8,481)	0
(Deficit) retained earnings	(74,898)	15,078	(93,435)
Total Molycorp stockholders' equity	1,601,822	845,230	446,513
Noncontrolling interests	19,330	0
Total stockholders' equity	1,621,152	845,230	446,513
Total liabilities and stockholders' equity	$ 3,387,326	$ 1,255,125	$ 479,560

Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	350,000,000	350,000,000	350,000,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000

Condensed Consolidated Statements of Operations and Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended												9 Months Ended			12 Months Ended				43 Months Ended
	Sep. 30, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009		Dec. 31, 2011
Sales	$ 205,604	$ 132,905		$ 138,050	$ 99,615		$ 26,261		$ 21,702	$ 8,533	$ 1,904	$ 3,018	$ 394,651		$ 263,927	$ 396,831	$ 35,157	$ 7,093	[1]
Cost of Goods Sold		62,633			42,923		16,677		18,323	7,742	5,576	5,950				177,890	37,591	21,785
Cost of sales:
Costs excluding depreciation and amortization	(184,128)			(50,602)									(337,769)		(105,670)	(177,890)	(37,591)	(18,080)	[1]
Depreciation and amortization	(10,612)			(5,056)									(19,065)		(9,588)	(733)	(319)	(3,705)	[1]
Gross profit	10,864			82,392									37,817		148,669			(14,692)	[1]
Operating expenses:
Selling, general and administrative	(31,468)			(12,182)									(78,721)		(31,465)	(64,387)	(47,513)	(12,685)	[1]
Selling, general and administrative		(24,019)			(14,229)		(11,238)		(13,002)	(10,644)	(19,387)	(4,480)				(64,387)	(47,513)	(12,685)
Corporate development	(1,073)			(573)									(19,379)		(3,889)
Depreciation, amortization and accretion		(62)			(283)		(83)		(80)	(83)	(61)	(95)				(733)	(319)	(191)
Depreciation, amortization and accretion	(9,723)			(544)									(12,361)		(1,384)			(1,197)	[1]
Accretion expense		(241)			(240)		(234)		(217)	(216)	(216)	(263)	(897)			(955)	(912)	(1,006)
Research and development	(8,929)			(2,148)									(18,628)		(5,165)	(8,300)	(2,476)	(1,500)
Operating (loss) income	(40,329)	45,950		66,945	41,940		(1,971)		(9,920)	(10,152)	(23,336)	(7,770)	(91,272)		106,766	152,866	(51,178)	(28,574)	[1]
Other (expense) income:
Other expense	(57)	(1)		(117)	133		(168)		75	14	45	21	(37,615)		(152)	(153)	155	181	[1]
Foreign exchange (losses) gains, net	1,910	(3,415)		(2,000)									724		(1,850)	(5,415)	0	0
Interest expense, net	(5,269)	73		(671)	70		140		256	(7)			(14,989)		(461)	(388)	249	(194)	[1]
Total other expense	(3,416)			(2,788)									(51,880)		(2,463)	(5,956)	404	(13)	[1]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest		42,607			42,143		(1,999)									146,910	(50,774)	(28,587)
(Loss) income before income taxes and equity earnings	(43,745)			64,157									(143,152)		104,303	146,910	(50,774)	(28,587)
Income tax benefit (expense)	28,956	(15,933)		(19,056)	6,612		(199)						58,442		(12,643)	(28,576)	0	0		(28,576)
Equity in results of affiliates	(662)			0									(1,146)		0
Net (loss) income	(15,451)	26,674		45,101	48,755		(2,198)						(85,856)		91,660	118,334	(50,774)	(28,587)	[1]
Net (income) loss attributable to noncontrolling interest	(3,440)	(95)		255	(968)								(4,120)		(713)	(808)	0	0
Net (loss) income attributable to Molycorp stockholders	(18,891)	26,579		45,356	47,787		(2,198)		(9,589)	(10,145)	(23,291)	(7,749)	(89,976)		90,947	117,526	(50,774)	(28,587)
Other comprehensive income:
Foreign currency translation adjustments	526			(5,564)									(1,165)	8,500	(4,240)	(8,481)	0	0
Comprehensive (loss) income	(14,925)			39,537									(87,021)		87,420	109,853	(50,774)	(28,587)
Comprehensive (loss) income attributable to:
Molycorp stockholders	(11,485)			40,346									(82,901)		87,130	109,468	(50,774)	(28,587)
Noncontrolling interest	(3,440)			(809)									(4,120)		290	385	0	0
Comprehensive (loss) income	$ (14,925)			$ 39,537									$ (87,021)		$ 87,420	$ 109,853	$ (50,774)	$ (28,587)
Weighted average shares outstanding (Common shares)
Basic	117,086,022	83,847,119	[2]	83,847,119	83,847,119	[2]	82,253,700	[2]	81,509,452	69,550,649	49,666,732	48,155,533	101,147,638		83,321,816	83,454,221	62,332,054	39,526,568
Diluted	117,086,022	87,069,711	[2]	87,069,256	84,413,499	[2]	82,253,700	[2]	81,509,452	69,550,649	49,666,732	48,155,533	101,147,638		84,596,676	85,220,017	62,332,054	39,526,568
(Loss) income per share of common stock (Note 17):
Basic	$ (0.19)	$ 0.27		$ 0.51	$ 0.52		$ (0.04)		$ (0.12)	$ (0.15)	$ (0.47)	$ (0.16)	$ (0.97)		$ 1.01	$ 1.29	$ (0.81)	$ (0.72)
Diluted	$ (0.19)	$ 0.26		$ 0.49	$ 0.52		$ (0.04)		$ (0.12)	$ (0.15)	$ (0.47)	$ (0.16)	$ (0.97)		$ 1	$ 1.27	$ (0.81)	$ (0.72)

[1]	Molycorp Minerals, LLC, a Delaware limited liability company formerly known as Rare Earth Acquisitions LLC, was formed on June 12, 2008 to purchase the Mountain Pass, California rare earth deposit and associated assets from Chevron Mining Inc., a subsidiary of Chevron Corporation. Molycorp, LLC, which became the parent of Molycorp Minerals, LLC, was formed on September 9, 2009 as a Delaware limited liability company. Molycorp, Inc. was formed on March 4, 2010 as a new Delaware corporation and was not, prior to the date of the consummation of its initial public offering, conducting any material activities. The members of Molycorp, LLC contributed either (a) all of their member interests in Molycorp, LLC or (b) all of their equity interests in entities that hold member interests in Molycorp, LLC (and no other assets or liabilities) to Molycorp, Inc. in exchange for shares of Molycorp, Inc. Class A common stock. Additionally, all of the holders of profits interests in Molycorp Minerals, LLC, which were represented by incentive shares, contributed all of their incentive shares to Molycorp, Inc. in exchange for shares of Molycorp, Inc. Class B common stock. Accordingly, Molycorp, LLC and Molycorp Minerals, LLC became subsidiaries of Molycorp, Inc., which we refer to as the “Corporate Reorganization”. Following the Corporate Reorganization, Molycorp, LLC was merged with and into Molycorp Minerals, LLC. Immediately prior to the consummation of Molycorp, Inc.'s initial public offering, all of the shares of Class A common stock and Class B common stock were converted into shares of common stock.
[2]	Weighted average shares outstanding include the retroactive treatment of exchange ratios for conversion of Class A common stock and Class B common stock to common stock in conjunction with the initial public offering.

Condensed Consolidated Statements of Operations and Comprehensive Income (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation	$ 4,671	$ 28,739	$ 241
Selling General and Administrative Expense [Member]
Share-based Compensation	$ 4,508	$ 28,739	$ 241

Condensed Consolidated Statement of Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total		Total Molycorp Stockholders' Equity	Common Stock	Series A Mandatory Convertible Preferred Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Retained Earnings	Noncontrolling interest	Common Class A	Molymet	Molymet Total Molycorp Stockholders' Equity	Molymet Common Stock	Molymet Additional Paid-In Capital	Molycorp Canada Total Molycorp Stockholders' Equity	Molycorp Canada Common Stock	Molycorp Canada Additional Paid-In Capital	Molycorp Canada Noncontrolling interest	Molycorp Silmet Total Molycorp Stockholders' Equity	Molycorp Silmet Common Stock	Molycorp Silmet Additional Paid-In Capital	Molycorp Silmet Noncontrolling interest
Balance at beginning of the period at Dec. 31, 2008	$ 78,076		$ 78,076			$ 92,111		$ (14,074)		$ 39
Balance at the beginning of the period (in shares) at Dec. 31, 2008										38,829,225
Increase (Decrease) in Stockholders' Equity
Stock-based compensation	241		241			241
Stock issued during the period, value	18,004		18,004			18,000				4
Stock issued during the period, shares										3,844,858
Net (loss) income	(28,587)	[1]	(28,587)					(28,587)
Conversion of Short Term Borrowings from Member Plus Related Accrued Interest in Common, Shares										2,303,033
Conversion of Short Term Borrowings from Member Plus Related Accrued Interest in Common Shares Value	6,831		6,831			6,829				2
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period										21,069
Stock Issued During Period, Value, Stock Options Exercised	50		50			50
Balance at end of the period at Dec. 31, 2009	74,615		74,615			117,231		(42,661)		45
Balance at the end of the period (in shares) at Dec. 31, 2009										44,998,185
Increase (Decrease) in Stockholders' Equity
Stock-based compensation	76		76			76
Stock-based compensation (in shares)				37,500
Stock issued during the period, value	15,000		15,000			14,994				6
Stock issued during the period, shares										5,767,670
Issuance of shares for conversion of convertible securities, value				51						(51)
Issuance of shares for conversion of convertible securities, shares				50,892,260						50,892,260
Net (loss) income	(50,774)		(50,774)					(50,774)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period										126,405
Stock Issued During Period, Value, Stock Options Exercised	300		300			300
Stock Issued During Period, Shares, Initial Public Offering				29,128,700
Stock Issued During Period, Value, Initial Public Offering	378,633		378,633	29		378,604
Stock Issued During Period, Shares, Conversion of Convertible Securities Net of Adjustments				2,232,740
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments	28,663		28,663	2		28,661
Balance at end of the period at Dec. 31, 2010	446,513		446,513	82		539,866		(93,435)
Balance at the end of the period at Dec. 31, 2010	446,513		446,513	82		539,866		(93,435)
Balance at the end of the period (in shares) at Dec. 31, 2010				82,291,200
Increase (Decrease) in Stockholders' Equity
Sale of Series A mandatory convertible preferred stock, net of underwriting fees and other offering costs	199,642		199,642		2	199,640
Sale of Series A mandatory convertible preferred stock, net of underwriting fees and other offering costs (in shares)					2,070,000
Stock-based compensation	4,042		4,042			4,042
Stock-based compensation (in shares)				11,570
Issuance of shares for interest in subsidiary	81,475																		72,655	2	72,653	8,820
Issuance of shares for interest in subsidiary, (in shares)																				1,593,419
Component of convertible debt	36,227		36,227			36,227
Deferred taxes on component of convertible debt	13,437		13,437			13,437
Net (loss) income	91,660		90,947					90,947	713
Preferred dividends	(6,167)		(6,167)					(6,167)
Other comprehensive loss	(4,240)		(3,817)				(3,817)		(423)
Balance at the end of the period at Sep. 30, 2011	862,589		853,479	84	2	865,865	(3,817)	(8,655)	9,110
Balance at the end of the period (in shares) at Sep. 30, 2011				83,896,189	2,070,000
Balance at the beginning of period at Dec. 31, 2010	446,513		446,513	82		539,866		(93,435)
Balance at beginning of the period at Dec. 31, 2010	446,513		446,513	82		539,866		(93,435)
Balance at the beginning of the period (in shares) at Dec. 31, 2010				82,291,200
Increase (Decrease) in Stockholders' Equity
Stock-based compensation	4,671		4,671			4,671
Stock-based compensation (in shares)				11,424
Issuance of shares for interest in subsidiary	81,475		72,655	2		72,653			8,820
Issuance of shares for interest in subsidiary, (in shares)				1,593,419
Component of convertible debt	36,227		36,227			36,227
Deferred taxes on component of convertible debt	(14,138)		(14,138)			(14,138)
Net (loss) income	118,334		117,526					117,526	808
Preferred dividends	(9,013)		(9,013)					(9,013)
Other comprehensive loss	(8,481)		(8,058)				(8,058)		(423)
Stock Issued During Period, Shares, Mandatory Convertible Preferred Stock					2,070,000
Stock Issued During Period, Value, Mandatory Convertible Preferred Stock	199,642		199,642		2	199,640
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests	10,000		795			372	423		9,205
Balance at end of the period at Dec. 31, 2011	845,230		845,230	84	2	838,547	(8,481)	15,078
Balance at the end of the period at Dec. 31, 2011	845,230		845,230	84	2	838,547	(8,481)	15,078
Balance at the end of the period (in shares) at Dec. 31, 2011				83,896,043	2,070,000
Increase (Decrease) in Stockholders' Equity
Stock-based compensation	3,764		3,764	0		3,764
Stock adjustment/reversals during period (in shares)				(601)
Stock issued during the period, value	132,130		132,130	14		132,116					390,093	390,093	12	390,081
Stock issued during the period, shares				13,800,000									12,500,000
Issuance of shares for interest in subsidiary	299,905														284,144	14	284,130	15,761
Issuance of shares for interest in subsidiary, (in shares)																13,862,286
Component of convertible debt	71,801		71,801			71,801
Deferred taxes on component of convertible debt	(27,106)		(27,106)			(27,106)
Issuance of shares for conversion of convertible securities, value	1,421		1,421			1,421
Issuance of shares for conversion of convertible securities, shares				99,723
Issuance of Borrowed Shares, value	25		25	14		11
Issuance of Borrowed Shares, shares				13,800,000
Net (loss) income	(85,856)		(89,976)					(89,976)	4,120
Preferred dividends	(8,539)		(8,539)			(8,539)
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	(551)								(551)
Other comprehensive loss	(1,165)		(1,165)				(1,165)
Balance at end of the period at Sep. 30, 2012	1,601,822
Balance at the end of the period at Sep. 30, 2012	$ 1,621,152		$ 1,601,822	$ 138	$ 2	$ 1,686,226	$ (9,646)	$ (74,898)	$ 19,330
Balance at the end of the period (in shares) at Sep. 30, 2012				137,957,451	2,070,000

[1]	Molycorp Minerals, LLC, a Delaware limited liability company formerly known as Rare Earth Acquisitions LLC, was formed on June 12, 2008 to purchase the Mountain Pass, California rare earth deposit and associated assets from Chevron Mining Inc., a subsidiary of Chevron Corporation. Molycorp, LLC, which became the parent of Molycorp Minerals, LLC, was formed on September 9, 2009 as a Delaware limited liability company. Molycorp, Inc. was formed on March 4, 2010 as a new Delaware corporation and was not, prior to the date of the consummation of its initial public offering, conducting any material activities. The members of Molycorp, LLC contributed either (a) all of their member interests in Molycorp, LLC or (b) all of their equity interests in entities that hold member interests in Molycorp, LLC (and no other assets or liabilities) to Molycorp, Inc. in exchange for shares of Molycorp, Inc. Class A common stock. Additionally, all of the holders of profits interests in Molycorp Minerals, LLC, which were represented by incentive shares, contributed all of their incentive shares to Molycorp, Inc. in exchange for shares of Molycorp, Inc. Class B common stock. Accordingly, Molycorp, LLC and Molycorp Minerals, LLC became subsidiaries of Molycorp, Inc., which we refer to as the “Corporate Reorganization”. Following the Corporate Reorganization, Molycorp, LLC was merged with and into Molycorp Minerals, LLC. Immediately prior to the consummation of Molycorp, Inc.'s initial public offering, all of the shares of Class A common stock and Class B common stock were converted into shares of common stock.

Condensed Consolidated Statement of Stockholders Equity (Parentheticals) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2011 Series A Mandatory Convertible Preferred Stock	Dec. 31, 2011 Series A Mandatory Convertible Preferred Stock	Dec. 31, 2010 Common Stock	Aug. 31, 2010 Common Stock
Share Price				$ 100
Price Per Share of Common Stock Issued		$ 2.6	$ 4.68
Price Per Share Of Common Stock, Conversion of Debt			$ 2.96
Price Per Share, Exercise of Employee Stock Options		$ 2.37	$ 2.37
Price Per Share of Common Stock Issued, Non Controlling Interest	$ 45.6
Sale of Stock, Price Per Share					$ 100	$ 14	$ 14
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs		$ 29.2

Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net (loss) income	$ (85,856)	$ 91,660	$ 118,334	$ (50,774)	$ (28,587)	[1]
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation, amortization and accretion	31,426	10,972	14,272	6,015	3,896
Amortization of convertible notes			674	0	0
Accretion expense	897		955	912	1,006
Deferred income tax benefit	(35,179)	(4,544)	2,924	0	0
Inventory write-downs	41,082	1,585	3,776	3,473	9,035
Release of inventory step-up value	26,428	10,200
Stock-based compensation expense	3,179	4,042	4,671	28,739	241
Amortization of debt discount	1,257	1,037
Allowance for doubtful accounts	2,500	0
Impairment of fixed assets			0	3,114	0
Foreign currency transaction losses, net			5,415	0	0
Loss on disposal of fixed assets			1,296	0	0
Other operating adjustments	56	2,461	637	(59)	2
Net change in operating assets and liabilities (Note 22)	(32,081)	(88,689)	(109,989)	(20,137)	(7,964)
Net cash (used in) provided by operating activities	(47,188)	28,724	42,965	(28,717)	(22,371)
Cash flows from investing activities:
Acquisition of the Mountain Pass facility			0	0	0
Cash paid in connection with acquisitions, net of cash acquired	(591,011)	(20,021)	(30,023)	0	0
Proceeds from sale of joint venture			0	0	9,700
Investment in joint venture	(28,130)	0
Cash paid to acquire non-marketable securities	0	(20,000)	(20,000)	0	0
Deposits	(516)	2,946	2,897	(26,200)	0
Capital expenditures	(644,683)	(160,917)	(302,180)	(33,129)	(7,285)
Other investing activities	(4,953)	(19)	84	102
Other investing activities			(119)	(111)	0
Proceeds from sale of assets			35	9	5
Net cash used in investing activities	(1,259,387)	(197,973)	(349,390)	(59,431)	2,420
Cash flows provided by financing activities:
Capital contributions	390,225	0	0	15,000	18,004
Repayments of short-term borrowings-related party	0	(2,343)	(3,150)	(1,107)	0
Repayments of debt	(228,431)	(5,447)	(4,428)	0	0
Proceeds from Issuance Initial Public Offering			0	378,633	0
Net proceeds from sale of preferred stock	0	199,642	199,642	0	0
Net proceeds from sale of common stock	132,471	0		378,633
Issuance of 10% Senior Secured Notes	635,373	0
Issuance of Convertible Notes			223,100	0	0
Payments of financing costs			0	(185)	0
Payments of preferred dividends	(8,539)	(6,167)	(9,015)	0	0
Proceeds from exercise of options			0	300	50
Proceeds from short-term borrowing--related party			0	5,008	6,637
Proceeds from debt	9,456	6,337	5,131	0	0
Other financing activities	(3,331)	0		(185)
Net cash provided by financing activities	1,322,936	415,122	411,280	397,649	24,691
Effect of exchange rate changes on cash	809	(348)	(2,430)	0	0
Net change in cash and cash equivalents	17,170	245,525	102,425	309,501	4,740
Cash and cash equivalents at beginning of the period	418,855	316,430	316,430	6,929	2,189
Cash and cash equivalents at end of period	436,025	561,955	418,855	316,430	6,929
6.00% Convertible Notes
Cash flows provided by financing activities:
Issuance of Convertible Notes	395,712	0
3.25% Convertible Notes
Cash flows provided by financing activities:
Issuance of Convertible Notes	$ 0	$ 223,100

[1]	Molycorp Minerals, LLC, a Delaware limited liability company formerly known as Rare Earth Acquisitions LLC, was formed on June 12, 2008 to purchase the Mountain Pass, California rare earth deposit and associated assets from Chevron Mining Inc., a subsidiary of Chevron Corporation. Molycorp, LLC, which became the parent of Molycorp Minerals, LLC, was formed on September 9, 2009 as a Delaware limited liability company. Molycorp, Inc. was formed on March 4, 2010 as a new Delaware corporation and was not, prior to the date of the consummation of its initial public offering, conducting any material activities. The members of Molycorp, LLC contributed either (a) all of their member interests in Molycorp, LLC or (b) all of their equity interests in entities that hold member interests in Molycorp, LLC (and no other assets or liabilities) to Molycorp, Inc. in exchange for shares of Molycorp, Inc. Class A common stock. Additionally, all of the holders of profits interests in Molycorp Minerals, LLC, which were represented by incentive shares, contributed all of their incentive shares to Molycorp, Inc. in exchange for shares of Molycorp, Inc. Class B common stock. Accordingly, Molycorp, LLC and Molycorp Minerals, LLC became subsidiaries of Molycorp, Inc., which we refer to as the “Corporate Reorganization”. Following the Corporate Reorganization, Molycorp, LLC was merged with and into Molycorp Minerals, LLC. Immediately prior to the consummation of Molycorp, Inc.'s initial public offering, all of the shares of Class A common stock and Class B common stock were converted into shares of common stock.

Company Background	9 Months Ended
Sep. 30, 2012
Company Background [Abstract]
Company Background

(1)	Company Background
Molycorp, Inc. was formed on March 4, 2010 for the purpose of continuing the business of Molycorp, LLC in corporate form. On April 15, 2010, the members of Molycorp, LLC contributed either (a) all of their member interests in Molycorp, LLC or (b) all of their equity interest in entities that held member interests in Molycorp, LLC (and no other assets or liabilities) to Molycorp, Inc. in exchange for Molycorp, Inc. Class A common stock. Accordingly, Molycorp, LLC and its wholly-owned subsidiary, Molycorp Minerals, LLC (“Molycorp Minerals”) became subsidiaries of Molycorp, Inc. (the “Corporate Reorganization”). On June 15, 2010, Molycorp LLC was merged with and into Molycorp Minerals. Molycorp, Inc., together with its consolidated subsidiaries, is referred to herein as the “Company” or “Molycorp.”
The Company acquired the Mountain Pass, California rare earth deposit and associated assets (the “Molycorp Mountain Pass facility”) and assumed certain liabilities from Chevron Mining, Inc. (“Chevron”) on September 30, 2008.
The Molycorp Mountain Pass facility is located in San Bernardino County, California and is the largest rare earth oxide producer outside of China. Rare earth elements (“REEs”) are a group of specialty elements with unique properties that make them critical to many existing and emerging applications including:

•	clean-energy technologies such as hybrid and electric vehicles, wind turbines and compact fluorescent lighting;

•
high-technology applications including cell phones, personal digital assistant devices, digital music players, hard disk drives used in computers, computing devices, “ear bud” speakers and microphones, as well as fiber optics, lasers and optical temperature sensors;

•	critical defense applications such as guidance and control systems, communications, global positioning systems, radar and sonar; and

•	advanced water treatment applications, including those for industrial, military, homeland security, domestic and foreign aid use.
The REE group includes 17 elements, namely the 15 lanthanide elements, which are lanthanum, cerium, praseodymium, promethium (which does not occur naturally), neodymium, samarium, europium, gadolinium, terbium, dysprosium, holmium, erbium, thulium, ytterbium, and lutetium, and two elements that have similar chemical properties to the lanthanide elements—yttrium and scandium. The oxides produced from processing REEs are collectively referred to as rare earth oxides (“REOs”). Bastnasite is a mineral that contains REEs.
Operations at the Molycorp Mountain Pass facility began in 1952 under Molybdenum Corporation of America (“MCA”). MCA was purchased by Union Oil of California (“Unocal”) in 1977. In 2002, mining operations were suspended at the Molycorp Mountain Pass facility primarily due to softening prices for REOs and a lack of additional tailings disposal capacity. Chevron Corporation purchased Unocal in 2005.
Prior to the acquisition, operations at the Molycorp Mountain Pass facility had been suspended with the exception of a pilot processing project to recover neodymium from lanthanum stockpiles produced prior to Chevron’s ownership of Mountain Pass. The neodymium from lanthanum (“NFL”) pilot processing project was undertaken to improve the facility’s REE processing techniques. From June 12, 2008 (Inception) through March 31, 2010, revenue was generated primarily from the sale of products associated with the NFL pilot processing project, which concluded in February 2010. In April 2010, the Company commenced the second pilot processing campaign to recover cerium, lanthanum, didymium (a combination of neodymium and praseodymium) and samarium/europium/gadolinium concentrate from bastnasite concentrate stockpiles.
On April 1, 2011, Molycorp completed the acquisition of a 90.023% controlling stake in AS Silmet located in Sillamäe, Estonia (now known as Molycorp Silmet AS or Molycorp Sillamäe), one of only two rare earth processing facilities in Europe. On October 24, 2011, the Company acquired the remaining 9.977% ownership interest in Molycorp Sillamäe for $10.0 million in cash (see Note 5).
On April 15, 2011, Molycorp completed the acquisition of Santoku America, Inc. based in Tolleson, Arizona (now known as Molycorp Metals and Alloys, Inc. or Molycorp Tolleson), the only producer of rare earth alloys in the United States (see Note 5).
On August 22, 2011, Molycorp opened an office in Tokyo, Japan to provide customer support as well as consulting and technical services to its customers in Japan. Total capital invested for the opening of the office in Tokyo was $0.7 million as of December 31, 2011.

Basis of Presentation	9 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
Basis of Presentation
Molycorp, Inc. (“Molycorp” or the “Company”) is one of the world's leading rare earth products and rare metals companies. Molycorp owns: a world-class rare earth mine and processing facilities at Mountain Pass, California (the "Molycorp Mountain Pass facility"); Molycorp Silmet, one of the largest rare earth oxide ("REO") and rare metal producers in Europe; and the only producer of rare earth alloys in the United States, Molycorp Metals and Alloys ("MMA"). Following the acquisition of Neo Material Technologies, Inc. (formerly referred to as “Neo” and now Molycorp Minerals Canada ULC or “Molycorp Canada”) on June 11, 2012, Molycorp is currently a leading global producer of neodymium-iron-boron (“NdFeB”) magnetic powders (“Neo Powders”), which are used to manufacture bonded NdFeB permanent rare earth magnets, and a leading global manufacturer and distributor of rare earths and zirconium-based engineered materials and applications, and other rare metals and their compounds.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and Regulation S-X promulgated under the Securities Exchange Act of 1934 (the “Exchange Act”). While the December 31, 2011 balance sheet information was derived from the Company’s audited financial statements, for interim periods, GAAP and Regulation S-X do not require all information and related disclosures that are required in the annual financial statements, and all disclosures required by GAAP for annual financial statements have not been included. Therefore, the accompanying unaudited condensed consolidated financial statements should be read in conjunction with Molycorp’s consolidated financial statements and related notes for the year ended December 31, 2011, included in Molycorp's Current Report on Form 8-K filed on August 16, 2012.
The accompanying unaudited condensed consolidated financial statements reflect all adjustments, which are normal and recurring in nature, and which, in the opinion of management, are necessary for the fair presentation of Molycorp’s financial position, results of operations and cash flows at September 30, 2012, and for all periods presented. The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and its consolidated subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.
The preparation of the financial statements, in accordance with GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management bases its estimates on the Company’s historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Actual results may differ significantly from these estimates under different assumptions and conditions. Significant estimates made by management in the accompanying financial statements include the collectability of accounts receivable, the recoverability of inventory, the useful lives and recoverability of long-lived assets such as property, plant and equipment, intangible assets and investments, capital leases, uncertain tax positions, the fair values of assets acquired and liabilities assumed, including business combinations, and the adequacy of the Company’s asset retirement obligations.
As discussed in Note 15 of Molycorp’s Current Report on Form 8-K filed on August 16, 2012, the Company revised its previously reported results of operations for the third quarter of 2011 to correct an error in the elimination of intercompany sales in that interim period.
In addition, certain prior period amounts have been reclassified to conform to the current period presentation. Such reclassifications did not affect results of operations.

(2)	Basis of Presentation
The Company’s acquisition of the Molycorp Mountain Pass facility was accounted for as an acquisition of net assets and not a business combination. As described below, the Company’s current business plan includes investing substantial capital to restart mining operations, construct and refurbish processing facilities and other infrastructure, and to expand into metal and alloy production. Following the acquisition of Molycorp Canada on June 11, 2012 (see Note 16) the Company ceased being a development stage company.
The Company’s acquisitions of Molycorp Tolleson and of Molycorp Sillamäe in April 2011 have been accounted for as business combinations.
The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Capital Requirements	9 Months Ended
Sep. 30, 2012
CapitalRequirements
Capital Requirements
Capital Requirements
Cash expenditures for the Molycorp Mountain Pass facility plant modernization and expansion efforts, including achieving an annual production capacity of 19,050 mt (“Project Phoenix Phase 1”), the second phase capacity expansion plan to 40,000 mt (“Project Phoenix Phase 2”) and other remaining 2012 capital projects related to operations at the Molycorp Mountain Pass facility are expected to total approximately $170.0 million for the fourth quarter of 2012, and approximately $305.0 million in the first half of 2013, respectively.
These estimated cash expenditures described above represent the estimated remaining expenditures for Project Phoenix Phase 1, Project Phoenix Phase 2 and the Company's other remaining 2012 capital projects related to operations at the Molycorp Mountain Pass facility. Including the applicable remaining expenditures, the aggregate cost of Project Phoenix Phase 1 and Project Phoenix Phase 2 is estimated to be approximately $1.25 billion for engineering, procurement and construction (“EPC”), preliminary engineering, insurance, permitting, legal, start-up, commissioning and other costs. All amounts for future capital spending are estimates that include certain discretionary amounts and are subject to change as the projects are further developed. These estimates do not include capitalized interest.
The estimated total costs for Project Phoenix Phase 1 and Project Phoenix Phase 2 include estimated additional EPC expenditures totaling up to $150.0 million for corrections resulting from certain defective engineering work, other engineering, design and scope changes and other cost increases. The Company is pursuing actions to recoup certain costs arising from defective engineering work, including making claims against applicable insurance policies, although there can be no assurance that the Company will be able to recoup all or any portion of such costs. The Company regularly monitors its capital projects to identify opportunities to reduce their total costs.
Anticipated capital expenditures at all other operating facilities of the Company are expected to be approximately $10.0 million during the fourth quarter of 2012. See Note 7.
Other cash requirements include planned contributions to Intermetallics Japan (“IMJ”), the Company's joint venture to manufacture sintered NdFeB permanent rare earth magnets. Molycorp will invest, upon achievement of certain milestones, Japanese Yen (JPY) 2.5 billion in cash, in exchange for ordinary shares of IMJ. The actual remittance amounts will vary depending on the future exchange rate between the U.S. dollar and the Japanese Yen, and the achievement of certain milestones by the joint venture. The Company invested $27.7 million (representing JPY 2.2 billion) to IMJ through September 30, 2012, and plans to invest an additional JPY 300 million (or approximately $3.8 million based on the JPY/ U.S. dollar exchange rate at September 30, 2012) in September 2013. See Note 10. The Company also anticipates making cash investments in other current and new ventures consistent with its mine-to-magnets strategy totaling approximately $8.0 million in the fourth quarter of 2012 and approximately $20.0 million in 2013.
Molycorp expects to fund the remaining capital expenditures under Project Phoenix Phase 1, Project Phoenix Phase 2 and other capital expenditures related to operations at the Molycorp Mountain Pass facility and all other operating facilities, as well as working capital and other cash requirements, with its available cash balances of $436.0 million at September 30, 2012, anticipated future cash flow from operations, and potential proceeds from revolving credit facilities or certain equipment financing that the Company is currently pursuing in its normal process of properly managing its cash and working capital requirements.
There can be no assurance that the Company will be successful in securing access to additional cash proceeds through the revolving credit facilities and lease or loan financing for certain equipment that it is currently pursuing, or other forms of financing on commercially acceptable terms, or at all. Accordingly, if necessary, the Company believes it has the ability to curtail capital expenditures and revise its current business plan to the extent necessary to preserve adequate liquidity sufficient to sustain operations.

(3)	Capital Requirements and Liquidity
Cash expenditures for the Molycorp Mountain Pass facility plant modernization and expansion efforts, including achieving an annual production capacity of 19,050 mt (“Project Phoenix Phase 1”), the second phase capacity expansion plan to 40,000 mt (“Project Phoenix Phase 2”) and other remaining 2012 capital projects related to operations at the Molycorp Mountain Pass facility are expected to total approximately $170.0 million for the fourth quarter of 2012, and approximately $305.0 million in the first half of 2013, respectively.
These estimated cash expenditures described above represent the estimated remaining expenditures for Project Phoenix Phase 1, Project Phoenix Phase 2 and the Company's other remaining 2012 capital projects related to operations at the Molycorp Mountain Pass facility. Including the applicable remaining expenditures, the aggregate cost of Project Phoenix Phase 1 and Project Phoenix Phase 2 is estimated to be approximately $1.25 billion for engineering, procurement and construction (“EPC”), preliminary engineering, insurance, permitting, legal, start-up, commissioning and other costs. All amounts for future capital spending are estimates that include certain discretionary amounts and are subject to change as the projects are further developed. These estimates do not include capitalized interest.
The estimated total costs for Project Phoenix Phase 1 and Project Phoenix Phase 2 include estimated additional EPC expenditures totaling up to $150.0 million for corrections resulting from certain defective engineering work, other engineering, design and scope changes and other cost increases. The Company is pursuing actions to recoup certain costs arising from defective engineering work, including making claims against applicable insurance policies, although there can be no assurance that the Company will be able to recoup all or any portion of such costs. The Company regularly monitors its capital projects to identify opportunities to reduce their total costs.
Anticipated capital expenditures at all other operating facilities of the Company are expected to be approximately $10.0 million during the fourth quarter of 2012.
Other cash requirements include planned contributions to Intermetallics Japan (“IMJ”), the Company's joint venture to manufacture sintered NdFeB permanent rare earth magnets. Molycorp will invest, upon achievement of certain milestones, Japanese Yen (JPY) 2.5 billion in cash, in exchange for ordinary shares of IMJ. The actual remittance amounts will vary depending on the future exchange rate between the U.S. dollar and the Japanese Yen, and the achievement of certain milestones by the joint venture. The Company invested $27.7 million (representing JPY 2.2 billion) to IMJ through September 30, 2012, and plans to invest an additional JPY 300 million (or approximately $3.8 million based on the JPY/ U.S. dollar exchange rate at September 30, 2012) in September 2013. The Company also anticipates making cash investments in other current and new ventures consistent with its mine-to-magnets strategy totaling approximately $8.0 million in the fourth quarter of 2012 and approximately $20.0 million in 2013.
Molycorp expects to fund the remaining capital expenditures under Project Phoenix Phase 1, Project Phoenix Phase 2 and other capital expenditures related to operations at the Molycorp Mountain Pass facility and all other operating facilities, as well as working capital and other cash requirements, with its available cash balances of $385.0 million at October 31, 2012, anticipated future cash flow from operations, and potential proceeds from revolving credit facilities or certain equipment financing that the Company is currently pursuing in its normal process of properly managing its cash and working capital requirements.
There can be no assurance that the Company will be successful in securing access to additional cash proceeds through the revolving credit facilities and lease or loan financing for certain equipment that it is currently pursuing, or other forms of financing on commercially acceptable terms, or at all. Accordingly, if necessary, the Company believes it has the ability to curtail capital expenditures and revise its current business plan to the extent necessary to preserve adequate liquidity sufficient to sustain operations.

Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

(4)	Summary of Significant Accounting Policies

(a)	Use of Estimates
The preparation of the financial statements, in accordance with generally accepted accounting principles in the United States of America (“GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management bases its estimates on the Company’s historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Actual results may differ significantly from these estimates under different assumptions and conditions.
Significant estimates made by management in the accompanying financial statements include the collectability of accounts receivable, the recoverability of inventory, the useful lives and recoverability of long-lived assets such as property, plant and equipment, intangible assets and investments, the fair values of assets acquired and liabilities assumed, including business combinations, and the adequacy of the Company’s asset retirement obligations.

(b)	Sales and Cost of Goods Sold
Sales are recognized when persuasive evidence of an arrangement exists, the risks and rewards of ownership have been transferred to the customer, which is generally when title passes, the selling price is fixed or determinable, and collection is reasonably assured. Title generally passes upon shipment of product from the Company’s production facilities. Prices are generally set at the time of, or prior to, shipment. Transportation and distribution costs are incurred only on sales for which the Company is responsible for delivering the product.
Cost of goods sold includes the cost of production as well as write downs to the extent of inventory costs in excess of market values. Primary production costs include labor, raw materials, supplies, maintenance costs, depreciation, and plant overhead.

(c)	Cash and Cash Equivalents
Cash and cash equivalents consist of cash and liquid investments with an original maturity of three months or less. At December 31, 2011 and 2010, cash and cash equivalents included of $423.4 million and $316.4 million, respectively, of funds held in money market accounts.

(d)	Trade Accounts Receivable
Trade accounts receivable are recorded at the invoiced amount and do not bear interest. The Company reviews the need for an allowance for doubtful accounts on a quarterly basis. As of December 31, 2011 and 2010, an allowance for doubtful accounts was not required.

(e)	Inventories
Inventories consist of raw materials, work in process (“WIP”), finished goods, stockpiles of bastnasite concentrate, and materials and supplies. Inventory cost is determined using the lower of weighted average cost or estimated net realizable value. Inventory expected to be sold in the next 12 months is classified as a current asset in the consolidated balance sheets. During the fourth quarter of 2011, the Company purchased certain chemical products that will be used at the Molycorp Mountain Pass facility. These chemicals have an estimated useful life of approximately 20 years due to recycling and reuse in the new plant following completion of Project Phoenix Phase 1; accordingly, these chemicals have been classified as long-term raw materials in the consolidated balance sheet as of December 31, 2011.
Molycorp evaluates its production levels and costs to determine if any should be deemed abnormal, and therefore excluded from inventory costs. For the years ended December 31, 2011, 2010 and 2009, Molycorp determined that approximately $4.3 million, $11.0 million, and $2.5 million, respectively, of production costs would have been allocated to additional tons produced, assuming Molycorp had been operating at normal production rates. As a result, these costs were excluded from inventory and instead expensed during the applicable periods. The assessment of normal production levels is judgmental and is unique to each quarter. Molycorp models normal production levels and evaluates historical ranges of production in assessing what is deemed to be normal.
Write-downs to estimated net realizable value are charged to cost of goods sold. Many factors influence the market prices for REOs and, in the absence of established prices contained in customer contracts, management uses an independent pricing source to evaluate market prices for REOs at the end of each quarter. For the years ended December 31, 2011, 2010 and 2009 the Company recognized write-downs of $2.8 million, $2.5 million, and $9.0 million, respectively, as a result of production costs in excess of certain REO market prices. In addition, during the year ended December 31, 2011 and in the fourth quarter of 2010 Molycorp recognized a $2.3 million and $1.7 million write-down of WIP inventory based on estimated REO quantities, respectively. Also in the fourth quarter of 2010, a $1.0 million write-down of bastnasite stockpile inventory was recognized based on estimated REO quantities.
The level within the fair value hierarchy in which the write-downs of inventory are included is the significant other observable inputs—Level 2.
The Company evaluates the carrying value of materials and supply inventories each quarter giving consideration to slow-moving items, obsolescence, excessive levels, and other factors and recognizes related write-downs as necessary.
At December 31, 2011 and 2010, inventory consisted of the following (in thousands):

	December 31, 2011	December 31, 2010
Current:
Concentrate stockpiles	$3,704	$4,206
Raw materials	44,770	400
Work in process	16,602	3,582
Finished goods	45,045	9,307
Materials and supplies	1,822	1,327
Total current	$111,943	$18,822
Long-term:
Concentrate stockpiles	$1,144	$5,108
Raw materials	3,186	—
Finished goods	32	104
Total long-term	$4,362	$5,212

(f)	Deposits
The Company had $23.3 million and $26.2 million in deposits reported as Non-current assets on the Consolidated Balance Sheets as of December 31, 2011 and 2010, respectively. The $23.3 million deposits as of December 31, 2011 consisted of $20.6 million under the escrow arrangement for the Company’s facilities agreement with Kern River Gas Transmission Company, $1.5 million related to the Company’s construction insurance program, and $1.2 million related primarily to other restricted cash requirements. During the second quarter of 2011, the Company collected an $18.2 million deposit which was no longer required to secure surety bonds obtained for the California state and regional agencies relating to the Molycorp Mountain Pass facility closure and reclamation obligations. The $26.2 million deposits as of December 31, 2010 consisted of $18.2 million collateral used to secure surety bonds obtained for the California state and regional agencies relating to our Molycorp Mountain Pass facility closure and reclamation obligations, and $8.0 million under the escrow arrangement for the Company’s facilities agreement with Kern River Gas Transmission Company.

(g)	Property, Plant and Equipment, net
Property, plant and equipment associated with the acquisitions of the Molycorp Mountain Pass facility, Molycorp Sillamäe and Molycorp Tolleson were recorded at estimated fair value as of the acquisition date. Expenditures for new property, plant and equipment and improvements that extend the useful life or functionality of the asset are capitalized. The Company capitalized $416.8 million and $38.6 million in plant modernization and other capital costs for the years ended December 31, 2011 and 2010, respectively. These amounts include capitalized interest of $7.5 million in 2011 and $0.1 million in 2010. Depreciation on plant and equipment is calculated using the straight-line method over the estimated useful lives of the assets. Depreciation expense for the years ended December 31, 2011, 2010 and 2009, was $14.0 million, $6.0 million and $3.9 million, respectively. Maintenance costs are expensed as incurred.
Mineral properties at December 31, 2011 and 2010, represent the purchase price allocated to mineral resources associated with the Molycorp Mountain Pass facility and mineral property development costs (see Note 4(h) below).
At December 31, 2011 and 2010, property, plant and equipment and related useful lives were as follows (in thousands):

	December 31, 2011	December 31, 2010
Land	$11,059	$800
Land improvements (15 years)	15,748	15,415
Buildings and improvements (4 to 27 years)	23,677	6,892
Plant and equipment (2 to 12 years)	68,441	19,560
Vehicles (7 years)	1,235	1,049
Computer software (5 years)	3,002	1,563
Furniture and fixtures (5 years)	464	170
Construction in progress	436,547	34,809
Mineral properties	24,692	23,968
Property, plant and equipment at cost	584,865	104,226
Less accumulated depreciation	(23,237)	(10,260)
Property, plant and equipment, net	$561,628	$93,966

In accordance with Accounting Standard Codification (“ASC”) 360, Property Plant and Equipment, long-lived assets such as property, plant, and equipment, mineral properties and purchased intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. There were no events or changes in circumstances indicating that the carrying amount of the Company’s long-lived assets as of December 31, 2011 may not be recoverable. Molycorp recognized a $3.1 million, net of depreciation, impairment expense associated with the mill and crusher, including the associated asset retirement cost, which was included in cost of goods sold in the consolidated statement of operations for the year ended December 31, 2010, as a result of managements’ decision to replace rather than refurbish these assets.

(h)	Mineral Properties and Development Costs
Mineral properties and development costs, which are referred to collectively as mineral properties, include acquisition costs, drilling costs, and the cost of other development work, all of which are capitalized. The Company depletes mineral properties using the units of production method over estimated proven and probable reserves. Molycorp’s proven and probable reserves are based on extensive drilling, sampling, mine modeling, and mineral recovery from which economic feasibility has been determined. The proven and probable reserves are estimated based on information available at the time the reserves are calculated. Proven and probable reserves are based on estimates, and no assurance can be given that the indicated levels of recovery of REOs will be realized or that production costs and estimated future development costs will not exceed the net realizable value of the products. Reserve estimates may require revisions based on actual production experience. Market price fluctuations of REOs, as well as increased production costs or reduced recovery rates, could render proven and probable reserves containing relatively lower grades of mineralization uneconomic to exploit and might result in a reduction of reserves.

(i)	Research and Development
The Company has invested significant resources to improve the efficiency of its REO processing operations and the development of new applications for individual REEs. For the years ended December 31, 2011, 2010 and 2009, the Company spent $8.3 million, $2.5 million and $1.5 million, respectively, on research and development. These costs are recognized under the “Selling, general and administrative” line on the consolidated statements of operations and consist primarily of salaries, outside labor, material and equipment.

(j)	Intangible Asset
The Company acquired its trade name in connection with the Molycorp Mountain Pass facility acquisition. Amortization on the trade name is provided using the straight-line method based on an estimated useful life of 12 years. In connection with the acquisition of Molycorp Sillamäe, the Company acquired certain customer relationships, which are amortized using the straight-line method based on an estimated useful life of 15 years.
At December 31, 2011 and December 31, 2010, amortizable intangible assets consisted of the following (in thousands):

	December 31, 2011	December 31, 2010
Trade name	$786	$786
Customer relationships	2,153	—
Other	516	—
Gross carrying amount	3,455	786
Less accumulated amortization	(383)	(147)
Net carrying amount	$3,072	$639

Amortization expense for the years ended December 30, 2011, 2010 and 2009 was $236,795, $65,000 and $65,000, respectively. Amortization expense for the next five years and thereafter is expected to be as follows (in thousands):

2012	$265
2013	261
2014	260
2015	260
2016	260
Thereafter	1,766
Total	$3,072

(k)	Investments in Joint Ventures
In connection with the Molycorp Mountain Pass facility acquisition, the Company acquired a one-third interest in a joint venture with Sumitomo Metals Industries, Ltd. of Japan (“Sumitomo Metals”) called Sumikin Molycorp (“SMO”). The Company sold its interest in the joint venture to Sumitomo Metals on July 9, 2009 for cash consideration of $9.7 million and recognized no gain.

(l)	Investments in non-marketable securities
The Company accounts for investments in non-marketable equity securities for which it does not have the ability to exercise significant influence over the investee’s operations and financial policies under the cost method of accounting. Cost method investments are carried at cost and are subject to other-than-temporary impairment assessments. On September 13, 2011, the Company invested $20.0 million into Boulder Wind Power, Inc. Series B convertible preferred stock, which is accounted for at cost. As of December 31, 2011, the fair value of this investment was not estimated as there were no identified events or changes in circumstances that may have had a significant adverse effect on the fair value of the investment.

(m)	Accrued Expenses
Accrued expenses as of December 31, 2011 and 2010 consisted of the following (in thousands):

	December 31, 2011	December 31, 2010
Defined contribution plan	$1,088	$1,199
Accrued payroll and related benefits	3,024	1,185
Accrued tolling fees	—	404
Sales and use tax	1,367	532
Accrued bonus	4,845	554
Interest payable	345	9
Other accrued expenses	2,229	342
Total accrued expenses	$12,898	$4,225

(n)	Asset Retirement Obligation
The Company accounts for reclamation costs, along with other costs related to the closure of the Molycorp Mountain Pass facility, in accordance with ASC 410-20, Asset Retirement Obligations. This standard requires the Company to recognize asset retirement obligations at estimated fair value in the period in which the obligation is incurred. The Company recognized an asset retirement obligation and corresponding asset retirement cost of $13.3 million in connection with the Molycorp Mountain Pass facility acquisition. The liability was initially measured at fair value and is subsequently adjusted for accretion expense and changes in the amount or timing of the estimated cash flows. The asset retirement cost was capitalized as part of the carrying amount of the related long-lived assets and is being depreciated over the assets’ remaining useful lives.
In connection with an updated asset retirement obligation analysis prepared as of June 30, 2010, the Company determined that its asset retirement obligation was overstated by approximately $2.5 million as a result of not reducing its prior estimate for costs of soil remediation performed prior to the Company’s acquisition of the Molycorp Mountain Pass facility. Because the depreciation of the overstated asset retirement costs and accretion of the asset retirement obligation had an immaterial impact on the Company’s net loss for all periods previously presented and cumulatively since inception, the Company reduced its asset retirement cost asset and asset retirement obligation by approximately $2.5 million effective April 1, 2010. On November 4, 2010, the Board approved an expanded budget which accelerated the removal of the crusher and milling facility, which resulted in a $0.6 million increase in the asset retirement obligation. During 2011, the Company increased the asset retirement obligation by $2.5 million in connection with the construction of buildings and other infrastructures related to Project Phoenix Phase 1 and Project Phoenix Phase 2. Depreciation expense associated with the asset retirement cost was $1.0 million, $1.1 million and $1.2 million for the years ended December 31, 2011, 2010 and 2009, respectively. The following table presents the activity in the Company’s asset retirement obligation (in thousands):

	Year Ended December 31, 2011	Year Ended December 31, 2010
Balance at beginning of period	$12,471	$14,202
Obligations settled	(1,030)	(632)
Accretion expense	955	912
Revisions in estimated cash flows	2,508	(1,939)
Loss (Gain) on settlement	637	(72)
Balance at end of period	$15,541	$12,471

The Company is required to provide the applicable governmental agencies with financial assurances relating to its closure and reclamation obligations. As of December 31, 2011 and 2010, the Company had financial assurance requirements of $27.6 million which were satisfied with surety bonds placed with the California state and regional agencies.

(o)	Debt
On June 15, 2011, the Company completed the issuance and sale of $230.0 million aggregate principal amount (net proceeds of $223.1 million after deducting the initial purchasers’ discounts and commissions) of its 3.25% Convertible Notes due 2016 (the “Notes”) in an offering exempt from the registration requirements of the Securities Act of 1933 (the “Securities Act”). The Notes were offered only to qualified institutional buyers pursuant to Rule 144A under the Securities Act. The Notes are senior unsecured obligations of the Company and bear interest at a rate of 3.25% per annum, payable semi-annually in arrears on June 15 and December 15 of each year, commencing on December 15, 2011. The Notes are convertible at any time into shares of Molycorp’s common stock, cash, or a combination thereof, at Molycorp’s election. The initial conversion rate is 14.0056 shares of Molycorp common stock per $1,000 principal amount of the Notes (equivalent to an initial conversion price of approximately $71.40 per share of Molycorp’s common stock), subject to customary adjustments. The Notes mature on June 15, 2016, unless repurchased or converted in accordance with their terms. Molycorp does not have the right to redeem the Notes prior to maturity.
The Company separately accounts for the liability and equity components of convertible debt instruments, such as the Notes, that may be settled entirely or partially in cash upon conversion in a manner that reflects the issuer’s economic interest cost. The equity component of the Notes is included in the additional paid-in capital section of stockholders’ equity on the consolidated balance sheet as of December 31, 2011, and the value of the equity component is treated as original issue discount for purposes of accounting for the debt component of the Notes. As of December 31, 2011, Molycorp recognized a liability component related to the Notes of $190.9 million, which includes accretion of $4.1 million of the original issue discount ($3.4 million capitalized and $0.7 million expensed), and an equity component of $36.2 million. Transaction costs related to the issuance of the Notes have been allocated to the liability and equity components in proportion to the allocation of proceeds to the components, and accounted for as debt issuance costs (recognized as interest expense over the life of the Notes using the effective interest method) and equity issuance costs (charged against equity), respectively. Total interest cost related to the Notes in 2011 was $8.1 million of which $7.4 million was capitalized at December 31, 2011.
Additional debt was assumed as part of the Molycorp Sillamäe acquisition.
The following table provides a summary of the current and non-current portions of the debt outstanding as of December 31, 2011 (in thousands):

	December 31, 2011
	Current	Non-Current
Notes 3.25%, net of discount, due June 2016	$—	$190,877
Bank loans 2.69% - 3.88% due February 2012 - September 2017	1,516	5,668
Total debt	$1,516	$196,545

Scheduled minimum debt repayments in thousands are $1,516 in 2012, $1,495 in 2013, $1,495 in 2014, $1,420 in 2015, $230,803 in 2016 and $455 thereafter.

(p)	Income Taxes
We are a Subchapter C corporation and, therefore, are subject to federal and state income taxes on our taxable income, whereas prior to our Corporate Reorganization, we operated entirely within limited liability companies, which were not directly liable for the payment of federal or state income taxes and our taxable income or loss was included in the state and federal tax returns of Molycorp, LLC’s members. We account for income taxes in accordance with Accounting Standard Codification 740, Income Taxes. This guidance requires that deferred tax assets and liabilities be recognized for the tax effect of temporary differences between the financial statement and tax basis of recorded assets and liabilities at enacted statutory tax rates. This guidance also requires that deferred tax assets be reduced by a valuation allowance if it is more likely than not that some portion or all of the deferred tax assets will not be realized. The recoverability of deferred tax assets is based on both our historical and anticipated earnings levels, and is reviewed each reporting period to determine if any additional valuation allowance is necessary when it is more likely than not that amounts will not be recovered. As of December 31, 2011, the Company’s net income of $75.4 million since the Corporate Reorganization included $31.1 million in certain stock based compensation expense, which is a permanent difference between its income for financial reporting and tax purposes. Other permanent differences include legal and due diligence fees related to the acquisitions that were completed in April 2011, as well as costs related to the registration of common stock sold by certain stockholders in secondary offerings completed during the first and second quarters of 2011. Molycorp had net deferred income tax liabilities of $20.3 million, as of December 31, 2011.
Prior to the second quarter of 2011, Molycorp had a history of losses and, as a result, it recognized a full valuation allowance against its net deferred tax assets. As of December 31, 2011, Molycorp determined that it, more likely than not, will realize its deferred tax assets and we have concluded that no valuation allowance is required. In making this determination, management analyzed, among other things, the Company’s recent history of earnings and cash flows, forecasts of future earnings, and the nature and timing of future deductions and benefits represented by the deferred tax assets and liabilities.
We have undistributed earnings of our foreign subsidiary at December 31, 2011, for which deferred taxes have not been provided. Such earnings are considered indefinitely invested in the foreign subsidiary. If such earnings were repatriated, additional tax expense may result, although the calculation of such additional taxes is not practicable.
The net tax effect of the elimination in consolidation of intercompany balances and transactions resulted in a deferred charge and income tax payable of $7.3 million.
Income tax expense for the year ended December 31, 2010 and December 31, 2009 was zero, as a 100% valuation allowance was required for the period after our Corporate Reorganization and for the period prior, the taxable income and losses of Molycorp, LLC were reported on the income tax returns of its members. Income tax expense consisted of the following for the year ended December 31, 2011 (in thousands):

Year Ended December 31, 2011
Current
Federal	$18,721
State	6,952
Total current	25,673
Deferred
Federal	3,687
State	(784)
Total deferred	2,903
Total tax provision	$28,576

The components of earnings before income taxes, by tax jurisdiction, are as follows for the years ended December 31, 2011, 2010 and 2009 (in thousands):

	December 31, 2011	December 31, 2010	December 31, 2009
United States	$141,801	$(50,774)	$(28,587)
Foreign	5,109	—	—
Total	$146,910	$(50,774)	$(28,587)

A reconciliation of the statutory federal income tax rate of 35% to Molycorp’s effective income tax rate is as follows for the year ended December 31, 2011 (in thousands):

Year Ended December 31, 2011
Federal tax computed at the statutory rate	$51,419
State taxes, net of federal benefit	5,255
Change In valuation allowance	(22,730)
Federal tax credits	(2,627)
Domestic production activities deduction	(2,493)
Foreign income tax rate differential	(1,735)
Other items, net	1,487
Income tax expense	$28,576

The tax effect of temporary differences and net operating losses which give rise to deferred tax assets and liabilities consist of the following as of December 31, 2011 and 2010 (in thousands):

	December 31, 2011	December 31, 2010
Deferred tax assets:
Current:
Inventory	$—	$1,133
Other	806	106
Total current	806	1,239
Non-current:
Asset retirement obligation	419	656
Mineral resources	16,975	16,516
Employee stock compensation benefits	835	—
Net operating losses	852	6,750
Other	116	62
Total non-current	19,197	23,984
Deferred tax liabilities:
Current	—	—
Inventory	1,849	—
Other	313	—
Total current	2,162	—
Non-current:
Development costs	217	96
Property, plant and equipment	3,647	2,397
Section 174 costs	20,094	—
Convertible debt (Notes)	14,138
Other	—	—
Total non-current	38,096	2,493
Net deferred taxes, before valuation allowance	(20,255)	22,730
Valuation allowance	—	(22,730)
Total deferred tax	$(20,255)	$—

The Company’s liability for uncertain tax positions totaled $0.5 million and zero at December 31, 2011 and 2010, respectively. These amounts also include the related accrued interest and penalties associated with the uncertain tax positions, if applicable. The Company does not expect that the liability for uncertain tax positions will change significantly during the twelve months ended December 31, 2012; however, actual changes in the liability for uncertain tax positions could be different than currently expected. A rollforward of the liability for uncertain tax positions follows (in thousands):

Year Ended December 31, 2011
Balance, beginning of year	$—
Tax position related to current year:
Additions	519
Tax positions related to prior years:
Additions	—
Settlements	—
Statute of limitations closures	—
Balance, end of year	$519

The Company operates and accordingly files income tax returns in the U.S. federal jurisdiction, and various state jurisdictions and foreign jurisdiction. With few exceptions, the Company is no longer subject to U.S. federal, state and non-U.S. income tax examinations by tax authorities for years prior to 2008.
The Company did not recognize accrued interest and penalties related to uncertain tax positions in income tax expense for the years ended December 31, 2011 and 2010, respectively.

(q)	Stockholders’ Equity
As of December 31, 2011 and 2010, the Company had 83,896,043 and 82,291,200 shares of common stock outstanding, respectively.
For the year ended December 31, 2010, the Company received contributions from its stockholders totaling $15.0 million in exchange for 5,767,670 shares of Class A common stock prior to the completion of its initial public offering (“IPO”) of common stock. At the time of the IPO, an aggregate of 50,892,260 shares of Class A common stock were automatically converted into an aggregate of 50,892,260 shares of common stock. The Company also received net proceeds of $378.6 million after underwriter discounts and commissions and offering expenses paid by Molycorp, Inc. in exchange for the issuance of 29,128,700 shares of common stock. An additional 2,232,740 common shares were issued upon conversion of shares of Class B common stock held by certain employees and independent directors pursuant to incentive awards effective November 1, 2009. Also, On November 4, 2010, the Compensation Committee of the Board approved the grant of 37,500 shares of restricted stock with a fair value of 36.51 per share, with a three-year vesting period, to certain executive officers and a director of the Company.
On February 16, 2011, Molycorp completed a public offering of its 5.50% Series A Mandatory Convertible Preferred Stock (“Convertible Preferred Stock”), $0.001 par value per share. In connection with this offering, the Company issued 1,800,000 shares of Convertible Preferred Stock for $100.00 per share. In addition, Molycorp granted the underwriters an option to purchase up to 270,000 additional shares of Convertible Preferred Stock to cover over-allotments. The underwriters exercised their option to purchase the additional shares of Convertible Preferred Stock on March 16, 2011. Each share of the Convertible Preferred Stock will automatically convert on March 1, 2014 into between 1.6667 and 2.0000 shares of Molycorp’s common stock, subject to anti-dilution adjustments. At any time prior to March 1, 2014, holders may elect to convert each share of the Convertible Preferred Stock into shares of common stock at the minimum conversion rate of 1.6667 shares of common stock per share of Convertible Preferred Stock, subject to anti-dilution adjustments. Dividends on the Convertible Preferred Stock are payable on a cumulative basis when, as and if declared by the Board or an authorized committee of such Board, at an annual rate of 5.50% on the liquidation preference of $100.00 per share. The Company may pay declared dividends in cash, common stock or any combination of cash and common stock, subject to certain limitations, on March 1, June 1, September 1 and December 1 of each year, starting on June 1, 2011 and to, and including, March 1, 2014. The Convertible Preferred Stock is not redeemable. Molycorp received net proceeds from the Convertible Preferred Stock offering totaling $199.6 million after underwriter discounts and commissions and offering expenses paid by Molycorp.
During 2011, the Company declared and paid aggregate cash dividends of $9.0 million on the Convertible Preferred Stock.
On April 1, 2011, Molycorp acquired 80% of the outstanding shares of Molycorp Sillamäe (representing a 90.023% controlling interest) from AS Silmet Grupp in exchange for 1,593,419 shares of Molycorp common stock, which had a fair value of approximately $72.7 million based on the closing price of the Company’s common stock on the acquisition date, net of an estimated discount that a market participant would require, given that the issuance of the shares Molycorp transferred in consideration to AS Silmet Grupp was not registered under the Securities Act, and such shares were subject to certain lock up provisions, which limited AS Silmet Grupp’s ability to sell these shares. On October 24, 2011, the Company acquired the remaining 9.977% ownership interest in Molycorp Sillamäe for $10.0 million in cash, which resulted in an adjustment to Additional Paid-In Capital Equity of $0.4 million for the difference between the consideration paid and the carrying value of the noncontrolling interest on October 24, 2011.

(r)	Earnings (loss) per Share
Basic earnings per share is computed by dividing the Company’s net income attributed to common stockholders by the weighted average number of shares of common stock outstanding during the period. For the year ended December 31, 2011, the cumulative undeclared and paid dividends on the Convertible Preferred Stock were subtracted from the net income in the period for the purpose of computing the basic earnings per share.

(In thousands, except share and per share amounts)	Year Ended December 31, 2011
Net income attributable to Molycorp stockholders	$117,526
Cumulative undeclared and paid dividends on preferred stock	(9,962)
Net income attributable to common stockholders	107,564
Weighted average common shares outstanding—basic	83,454,221
Basic earnings per share	$1.29
Net income attributable to common stockholders	$107,564
Effect of dilutive Notes	413
Income attributable to common stockholders, adjusted for the effect of dilutive Notes	107,977
Weighted average common shares outstanding—dilutive	85,220,017
Dilutive earnings per share	$1.27

Diluted earnings per share reflect the dilutive impact of potential common stock and unvested restricted shares of common stock in the weighted average number of common shares outstanding during the period, if dilutive. For this purpose, the “treasury stock method” and “if-converted method,” as applicable, are used.
Under the treasury stock method, assumed proceeds upon the exercise of stock options are considered to be used to purchase common stock at the average market price of the shares during the period. Also under the treasury stock method, fixed awards and nonvested shares, such as restricted stock, are deemed options for purposes of computing diluted earnings per share. As of December 31, 2011 and December 31, 2010, all potential common stock under the treasury stock method were antidilutive in nature; consequently, the Company does not have any adjustments between earnings per share and diluted earnings per share related to stock options and restricted stock awards.
In applying the if-converted method, conversion is not assumed for purposes of computing diluted earnings per share if the effect would be antidilutive. Convertible preferred stock (such as the Convertible Preferred Stock) is antidilutive whenever the amount of the dividend declared in or accumulated for the current period including the deemed dividend in the period from a beneficial conversion feature per common share obtainable on conversion exceeds basic earnings per share. The Convertible Preferred Stock was antidilutive as of December 31, 2011. Also under the if-converted method, convertible debt (such as the Notes) is antidilutive whenever its interest including any deemed interest from a beneficial conversion feature and nondiscretionary adjustments, net of tax, per common share obtainable on conversion exceeds basic earnings per share. As of December 31, 2011, the Notes were dilutive under the if-converted method; therefore, the shares of common stock obtainable on the assumed conversion of the Notes, the interest expense and the amortization of discount on the Notes were included in the computation of diluted earnings per share.

(s)	Comprehensive Income (Loss)
In the second quarter of 2011, the Company early adopted the Accounting Standards Update (ASU) 2011-5 as issued by the Financial Accounting Standards Board in June 2011. As a result of this update, the Company elected to present comprehensive income in two separate, but consecutive statements. No retroactive application of this update was necessary as the Company did not have any items entering into the determination of comprehensive income (loss) other than net income (loss) for all periods prior to the second quarter of 2011.
In addition to Net income (loss), Comprehensive income (loss) includes changes in equity for the year ended December 31, 2011 due to foreign currency translation adjustments. A loss of approximately $2.7 million from the translation of intercompany balances is included in the aggregate net foreign currency translation adjustment of $8.5 million for the period from April 1, 2011 to December 31, 2011.

(t)	Foreign Currency
The reporting currency of the Company is the U.S. dollar. The functional currency of Molycorp, Inc., Molycorp Minerals, LLC and Molycorp Tolleson is also the U.S. dollar, whereas the functional currency of Molycorp Sillamäe is the euro. Assets and liabilities of Molycorp Sillamäe are translated at the spot rate in effect at the applicable reporting date; the results of operations of Molycorp Sillamäe are translated at actual exchange rates for significant transactions or at the average exchange rates in effect during the applicable period. The resulting unrealized cumulative translation adjustment, net of applicable income taxes, is recorded as a component of accumulated other comprehensive income (loss) in the consolidated statement of stockholders’ equity. Cash flows from the operations of Molycorp Sillamäe are translated at actual exchange rates for significant transactions or at the average rate for the applicable period. The effect of exchange rates on cash balances held in foreign currencies are separately reported in the Company’s consolidated statement of cash flows.
Transactions denominated in currencies other than the applicable functional currency are recorded based on exchange rates at the time such transactions occur. Changes in exchange rates associated with amounts recorded in the Company’s consolidated balance sheet related to these non-functional currency transactions result in transaction gains and losses that are reflected in the Other income (expense) section of the consolidated statement of operations as unrealized (based on the applicable period end exchange rates) or realized upon settlement of the transactions.

Segment Information	9 Months Ended
Sep. 30, 2012
Segment Reporting [Abstract]
Segment Information
Segment Information
In the third quarter of 2012, management reorganized the Company's operations into four new reportable segments to better reflect its primary activities as a global rare earth and magnetics enterprise: Resources; Chemicals and Oxides; Magnetic Materials and Alloys; and Rare Metals. The new composition of the Company's reportable segments is based on a combination of product lines and technologies aligned with its mine-to-magnet strategy.

The Resources segment includes: the Company's operations at its Molycorp Mountain Pass facility where it conducts rare earth minerals extraction to produce rare earth concentrates; REO, including lanthanum, cerium, didymium, neodymium, praseodymium and yttrium; heavy rare earth elements, such as samarium, europium, gadolinium, terbium, dysprosium, and others; didymium rare earth metal; and SorbXTM (formerly XSORBX), a line of proprietary rare earth-based water treatment products.

The Chemicals and Oxides segment includes: production of REO at the Company's operations in Sillamäe, Estonia; heavy rare earths from the Company's facilities in Jiangyin, Jiangsu Province, China; and production of REO, salts of rare earth elements ("REEs"), zirconium-based engineered materials and mixed rare earth/zirconium oxides from the Company's facilities in Zibo, Shandong Province, China. Rare earths products and zirconium-based engineered products are primarily supplied to the automotive catalyst, electronics, ceramic, clean technology and glass industries.

The Magnetic Materials and Alloys segment includes: the production of Neo Powders through Molycorp's wholly-owned manufacturing facilities in Tianjin, China and Korat, Thailand, under the Molycorp Magnequench brand. Neo Powders are used to make bonded magnets for a variety of electronic and mechanical products such as micro motors, precision motors, sensors and other applications requiring high levels of magnetic strength, flexibility, small size and reduced weight. This operating segment also includes manufacturing of neodymium and samarium magnet alloys, other specialty alloy products and rare earth metals at the Company's facility in Tolleson, Arizona.

The Rare Metals segment comprises: Molycorp's production of gallium, indium, tantalum and rhenium from its operations in Quapaw, Oklahoma; Blanding, Utah; Peterborough, Ontario; Napanee, Ontario; Sagard, Germany; and Hyeongok Industrial Zone in South Korea. This operating segment also includes tantalum and niobium from the Company's operations in Sillamäe, Estonia. Rare metals are primarily used in the wireless, light-emitting diode, flat panel display, turbine, solar and catalyst industries.

The asset retirement obligation is recognized only within the Resources segment, and certain government grants are applicable only to the Estonian operations within the Chemicals and Oxides and Rare Metals segment. In addition, the annual profit earned from the Estonian operations are not taxed. In accordance with the Estonian Income Tax Act, only distribution of annual profit is subject to income tax in Estonia. Intersegment sales and transfers are based on similar arms-length transactions with third parties at the time of the sale.
    As noted below, some of the information for the nine months ended September 30, 2012 is actually for the period from June 12, 2012 (following the acquisition of Molycorp Canada) through September 30, 2012.

Three months ended September 30, 2012 (In thousands)	Resources	Chemicals and Oxides	Magnetic Materials and Alloys	Rare Metals	Eliminations(a)	Corporate and other(b)	Total Molycorp, Inc.
Sales:
External	$17,150	$87,820	$74,789	$25,845	$—		$205,604
Intersegment	3,745	11,559	—	—	(15,304)		—
Total sales	$20,895	$99,379	$74,789	$25,845	$(15,304)		$205,604

Depreciation, amortization and accretion	$(4,035)	$(5,685)	$(8,857)	$(1,715)	$—	$(43)	$(20,335)

Operating (loss) income	$(23,966)	$2,149	$1,419	$(3,774)	$369	$(16,526)	$(40,329)

(Loss) income before income taxes and equity earnings	$(25,506)	$1,201	$1,215	$(3,812)	$369	$(17,212)	$(43,745)

Total assets at September 30, 2012 (d)	$1,686,524	$565,673	$536,299	$79,996	$(161,201)	$178,465	$2,885,756

Capital expenditures (c)	$187,611	$2,597	$1,432	$2,837	$—	$1,387	$195,864

Nine months ended September 30, 2012 (In thousands)	Resources	Chemicals and Oxides	Magnetic Materials and Alloys	Rare Metals	Eliminations(a)	Corporate and other(b)	Total Molycorp, Inc.
Sales:
External	$78,162	$134,158	$125,277	$57,054	$—		$394,651
Intersegment	5,977	15,496	—	—	(21,473)		—
Total sales	$84,139	$149,654	$125,277	$57,054	$(21,473)		$394,651

Depreciation, amortization and accretion	$(8,743)	$(7,419)	$(10,810)	$(4,358)	$—	$(96)	$(31,426)

Operating (loss) income	$(23,594)	$(21,863)	$(1,544)	$(1,947)	$24,480	$(66,804)	$(91,272)

(Loss) income before income taxes and equity earnings	$(25,044)	$(23,663)	$(2,381)	$(2,998)	$24,480	$(113,546)	$(143,152)

Capital expenditures (c)	$675,836	$6,615	$1,612	$6,955	$—	$1,733	$692,751
________________________

(a)
The net elimination in operating results includes cost of sales elimination of $15,673 for three months ended September 30, 2012, and $45,952 for the nine months ended September 30, 2012. The cost of sales elimination consists of the intercompany gross profits as well as elimination of lower of cost or market adjustments related to intercompany inventory. The $161,201 of total assets elimination is comprised of $159,009 of intercompany investments and $2,192 of intercompany accounts receivable and profits in inventory.

(b)
Corporate loss before income taxes and equity earnings includes business development costs, personnel and related costs, including stock-based compensation expense, accounting and legal fees, occupancy expense, information technology costs and interest expense. Other consists of nominal expenses incurred by the sales office in Tokyo, Japan. Total corporate assets is comprised primarily of cash and cash equivalents.

(c)	On an accrual basis excluding capitalized interest.

(d)	Excludes goodwill of $501.6 million arising on the Molycorp Canada acquisition which has not been allocated to its operating segments.

In prior periods, the basis of segmentation of the Company's activities was the location of its operations. As a result of the changes in the composition of the Company's reportable segments discussed above, the prior period operating segments presentation has been revised for comparative purposes. Some of the information under Chemicals and Oxides and Rare Metals for the nine months ended September 30, 2011 is actually for the period from April 1, 2011 (the beginning of the reporting period of Molycorp Silmet) through September 30, 2011. Some of the information under Magnetic Materials and Alloys for the nine months ended September 30, 2011 is actually for the period from April 15, 2011(the beginning of the reporting period of MMA) through September 30, 2011.

Three months ended September 30, 2011 (In thousands)	Resources	Chemicals and Oxides	Magnetic Materials and Alloys	Rare Metals	Eliminations(e)	Corporate and other(b)	Total Molycorp, Inc.
Sales:
External	$94,342	$15,927	$14,449	$13,332	$—		$138,050
Intersegment	30,535	6,652	—	—	(37,187)		—
Total sales	$124,877	$22,579	$14,449	$13,332	$(37,187)		$138,050

Depreciation, amortization and accretion	$(2,715)	$(1,627)	$128	$(1,386)	$—	$—	$(5,600)

Operating income (loss)	$101,727	$2,682	$610	$(3,148)	$(22,329)	$(12,597)	$66,945

Income (loss) before income taxes	$101,606	$1,559	$614	$(4,121)	$(22,329)	$(13,172)	$64,157

Total assets at September 30, 2011	$632,098	$52,955	$33,032	$69,361	$(154,710)	$552,706	$1,185,442

Capital expenditures (c)	$106,162	$2,300	$—	$—	$—	$—	$108,462

(e)	The total assets elimination of $154,710 is comprised of $102,357 of intercompany investments and $52,353 of intercompany accounts receivable and profits in inventory.

Nine months ended September 30, 2011 (In thousands)	Resources	Chemicals and Oxides	Magnetic Materials and Alloys	Rare Metals	Eliminations	Corporate and other(b)	Total Molycorp, Inc.
Sales:
External	$180,951	$31,419	$24,699	$26,858	$—		$263,927
Intersegment	46,482	10,290	—	—	(56,772)		—
Total sales	$227,433	$41,709	$24,699	$26,858	$(56,772)		$263,927

Depreciation, amortization and accretion	$(7,538)	$(1,707)	$(271)	$(1,456)	$—	$—	$(10,972)

Operating income (loss)	$163,392	$10,333	$(586)	$(175)	$(31,514)	$(34,684)	$106,766

Income (loss) before income taxes	$163,234	$9,232	$(580)	$(1,124)	$(31,514)	$(34,945)	$104,303

Capital expenditures (c)	$218,128	$4,672	$—	$—	$—	$—	$222,800
(11) Segment Information

In the third quarter of 2012, management reorganized the Company's operations into four new reportable segments to better reflect its primary activities as a global rare earth and magnetics enterprise: Resources; Chemicals and Oxides; Magnetic Materials and Alloys; and Rare Metals. The new composition of the Company's reportable segments is based on a combination of product lines and technologies aligned with its mine-to-magnet strategy.

The Resources segment includes the Company's operations at its Molycorp Mountain Pass facility where it conducts rare earth minerals extraction to produce: rare earth concentrates; REO, including lanthanum, cerium, didymium, neodymium, praseodymium and yttrium; heavy rare earth elements, such as samarium, europium, gadolinium, terbium, dysprosium, and others; didymium rare earth metal; and SorbXTM (formerly XSORBX), a line of proprietary rare earth-based water treatment products. The Chemicals and Oxides segment includes production of REO at the Company's operations in Sillamäe, Estonia.
The Magnetic Materials and Alloys segment includes manufacturing of neodymium and samarium magnet alloys, other specialty alloy products and rare earth metals at the Company's facility in Tolleson, Arizona. The Rare Metals segment includes tantalum and niobium production from the Company's operations in Sillamäe, Estonia.

The asset retirement obligation is recognized only within the Resources segment, and certain government grants are applicable only to the Estonian operations within the Chemicals and Oxides and Rare Metals segment. In addition, the annual profit earned from the Estonian operations are not taxed. In accordance with the Estonian Income Tax Act, only distribution of annual profit is subject to income tax in Estonia. Intersegment sales and transfers are based on similar arms-length transactions with third parties at the time of the sale.
As a result of the changes in the composition of the Company's reportable segments, the 2011 operating segments presentation has been revised for comparative purposes. Some of the information under Chemicals and Oxides and Rare Metals for the year ended December 31, 2011 is actually for the period from April 1, 2011 (the beginning of the reporting period of Molycorp Silmet) through December 31, 2011. Some of the information under Magnetic Materials and Alloys for the year ended December 31, 2011 is actually for the period from April 15, 2011 (the beginning of the reporting period of MMA) through December 31, 2011. Prior to 2011 the Company had only one operating segment.

Year ended December 31, 2011 (In thousands)	Resources	Chemicals and Oxides	Magnetic Materials and Alloys	Rare Metals	Eliminations(a)	Corporate and other(b)	Total Molycorp, Inc.
Sales:
External	$253,563	$40,216	$56,772	$46,280	$—		$396,831
Intersegment	55,155	13,902	—	—	(69,057)		—
Total sales	$308,718	$54,118	$56,772	$46,280	$(69,057)		396,831

Depreciation, amortization and accretion (d)	$(10,010)	$(1,958)	$(236)	$(2,449)	$—	$(31)	$(14,684)

Operating (loss) income	$218,549	$8,700	$2,331	$2,131	$(27,443)	$(51,402)	$152,866

(Loss) income before income taxes	$218,391	$5,785	$2,336	$(634)	$(27,443)	$(51,525)	$146,910

Total assets at December 31, 2011	$824,712	$46,368	$30,061	$71,634	$(143,729)	$426,079	$1,255,125

Capital expenditures (c)	$401,047	$8,170	$—	$—	$—	$—	$409,217

(a)
The net elimination in operating results includes elimination of intercompany gross profits as well as elimination of lower of cost or market adjustments related to intercompany inventory. The total assets elimination is comprised of intercompany investments and intercompany accounts receivable and profits in inventory.

(b)
Corporate loss before income taxes includes business development costs, personnel and related costs, including stock-based compensation expense, accounting and legal fees, occupancy expense, information technology costs and interest expense. Other consists of nominal expenses incurred by the sales office in Tokyo, Japan. Total corporate assets is comprised primarily of cash and cash equivalents.

(c)	On an accrual basis excluding capitalized interest

(d)	Includes depreciation in cost of goods sold

Trade Accounts Receivable	9 Months Ended
Sep. 30, 2012
Receivables [Abstract]
Trade Accounts Receivable
Trade Accounts Receivable
Trade accounts receivable are recorded at the invoiced amount and do not bear interest. The Company reviews the need for an allowance for doubtful accounts on a quarterly basis. At September 30, 2012 and December 31, 2011, the allowance for doubtful accounts was $2.6 million and $0, respectively.

Inventory	9 Months Ended
Sep. 30, 2012
Inventory Disclosure [Abstract]
Inventory
Inventory
At September 30, 2012 and December 31, 2011, inventory consisted of the following (in thousands):

	September 30, 2012	December 31, 2011
Current:
Concentrate stockpiles	$5,666	$3,704
Raw materials	93,909	44,770
Work in process	60,754	16,602
Finished goods	114,671	45,045
Materials and supplies	6,133	1,822
Total current	$281,133	$111,943
Long-term:
Concentrate stockpiles	$1,322	$1,144
Raw materials	8,279	3,186
Finished goods	—	32
Total long-term	$9,601	$4,362

Assessment of normal production levels
For the three months ended September 30, 2012 and 2011, Molycorp determined that $3.9 million and $0.8 million, respectively, of production costs would have been allocated to additional production, assuming Molycorp had been operating at normal production ranges. For the nine months ended September 30, 2012 and 2011, the Company determined that $9.8 million and $4.3 million, respectively, of production costs would have been allocated to additional production, assuming the Company had been operating at normal production ranges. As a result, these costs were excluded from inventory and instead expensed during the applicable periods. The assessment of normal production levels is judgmental and is unique to each quarter.
Write-downs of inventory
As a result of production or purchase costs in excess of net realizable value, the Company recognized write-downs of inventory of $15.0 million and $0 for the three months ended September 30, 2012 and 2011, respectively, and $41.1 million and $0.6 million for the nine months ended September 30, 2012 and 2011, respectively. In addition, the Company recognized write-downs of work-in-process and stockpile inventory totaling $0 and $0.1 million for the three months ended September 30, 2012 and 2011, respectively, and $0 and $2.3 million for the nine months ended September 30, 2012 and 2011, respectively, based on adjustments to estimated REO quantities.

Deposits	9 Months Ended
Sep. 30, 2012
Deposits [Abstract]
Deposits
Deposits
The Company had $23.3 million in deposits reported as non-current assets at September 30, 2012 and December 31, 2011, respectively. The deposits at September 30, 2012 consist of $20.6 million under an escrow arrangement for the Company’s facilities agreement with Kern River Gas Transmission Company ("Kern River"), $1.5 million related to the Company’s construction insurance program and $1.2 million comprised primarily of other deposit requirements.

Property, Plant and Equipment, net	9 Months Ended
Sep. 30, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, net
Property, Plant and Equipment, net
The Company capitalized $218.1 million and $108.5 million in plant modernization and other capital costs for the three months ended September 30, 2012 and 2011, respectively, and $728.2 million and $222.8 million for the nine months ended September 30, 2012 and 2011, respectively. These amounts include capitalized interest of $22.2 million and $3.1 million for the three months ended September 30, 2012 and 2011, respectively, and $35.5 million and $3.8 million for the nine months ended September 30, 2012 and 2011, respectively.
Capital expenditures under Project Phoenix Phase 1 and Project Phoenix Phase 2, and other capital projects related to operations at the Molycorp Mountain Pass facility, totaled $185.5 million and $102.2 million for the three months ended September 30, 2012 and 2011, respectively, and $664.1 million and $208.2 million for the nine months ended September 30, 2012 and 2011, respectively. These amounts are on an accrual basis and exclude capitalized interest.
At September 30, 2012 and December 31, 2011, property, plant and equipment consisted of the following (in thousands):

	September 30, 2012	December 31, 2011
Land	$12,292	$11,059
Land improvements	63,268	15,748
Buildings and improvements	112,182	23,677
Plant and equipment	157,970	68,441
Vehicles	2,526	1,235
Computer software	5,067	3,002
Furniture and fixtures	733	464
Construction in progress (a)	1,006,632	436,547
Capital Leases	15,658	—
Mineral properties	24,399	24,692
Property, plant and equipment at cost	1,400,727	584,865
Less accumulated depreciation	(37,283)	(23,237)
Property, plant and equipment, net	$1,363,444	$561,628

(a)	Represents costs incurred for Project Phoenix Phase 1 and Project Phoenix Phase 2 and all other capital projects. See Note 2.

Mineral Properties and Development Costs	9 Months Ended
Sep. 30, 2012
Mineral Industries Disclosures [Abstract]
Mineral Properties and Development Costs
Mineral Properties and Development Costs
Mineral properties and development costs, which are referred to collectively as mineral properties, include acquisition costs, drilling costs, and the cost of other development work, all of which are capitalized. The Company began depleting mineral properties in 2012 using the units of production method over estimated proven and probable reserves. For the three and nine months ended September 30, 2012, the Company capitalized a nominal amount of depletion costs in work-in-process inventory related to the reserves that were mined and crushed during these periods.

Intangible Assets	9 Months Ended
Sep. 30, 2012
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets

Intangible Assets
At September 30, 2012 and December 31, 2011, amortizable intangible assets consisted of the following (in thousands):

	September 30, 2012	December 31, 2011
Customer relationships	$350,925	$2,153
Rare earth quotas	80,300	—
Patents	39,753	—
Trade name	16,586	786
Land use rights	3,420	—
Other	4,419	516
Gross carrying amount	495,403	3,455
Less accumulated amortization	(16,230)	(383)
Net carrying amount	$479,173	$3,072

At September 30, 2012, the net carrying amounts of customer relationships, rare earth quotas, patents, trade name, and other intangible assets included preliminary estimates of $476.4 million as a result of the Molycorp Canada acquisition. The Company expects to complete the final determination of these estimates and related estimated lives for amortizable intangible assets no later than the second quarter of 2013.

Investments	9 Months Ended
Sep. 30, 2012
Investments, Debt and Equity Securities [Abstract]
Investments
Investments
Boulder Wind Power, Inc.
On September 13, 2011, the Company invested $20.0 million into Boulder Wind Power, Inc. Series B convertible preferred stock, which is accounted for at cost. At September 30, 2012, the fair value of this investment was not estimated as there were no identified events or changes in circumstances that may have had a significant adverse effect on the fair value of the investment.
Intermetallics Japan Joint Venture
On November 28, 2011, Molycorp, Daido Steel Co., Ltd. (“Daido”) and Mitsubishi Corporation (“Mitsubishi”) entered into a preliminary shareholders agreement for the purpose of establishing a new private company, IMJ, to manufacture sintered NdFeB permanent rare earth magnets. The capital contribution ratio of the newly formed company is 30.0% by Molycorp, 35.5% by Daido and 34.5% by Mitsubishi. According to the definitive shareholders agreement, which was signed in January 2012, Molycorp will contribute, upon achievement of certain milestones and subject to the approval of Molycorp’s Board of Directors, Japanese Yen (JPY) 2.5 billion in cash in exchange for ordinary shares of IMJ over a period of twelve months. The actual remittance amounts will vary depending on the future exchange rate between the U.S. dollar and the Japanese Yen, and the achievement of certain milestones by the joint venture. The Company contributed $27.7 million (representing JPY 2.2 billion) to IMJ through September 30, 2012.
Molycorp accounts for this investment under the equity method because it has the ability to exercise significant influence over the operating and financial policies of IMJ, as evidenced by Molycorp’s ownership share and its proportional voting rights and representation in the Board of Directors of IMJ. The condensed consolidated statement of operations and comprehensive income for the three and nine months ended September 30, 2012 include a loss of $0.2 million and $0.8 million, respectively, associated with this equity method interest.
Ganzhou Keli Rare Earth New Material Co., Ltd.
As a result of the Molycorp Canada acquisition in June 2012, Molycorp acquired a 25% ownership interest in Ganzhou Keli Rare Earth New Material Co., Ltd. (“Keli”), a company that converts REO into metals for use in Neo Powders. The preliminary purchase allocation attributable to this investment at the time of the Molycorp Canada acquisition was $12.2 million. Molycorp accounts for this ownership interest under the equity method because it has the ability to exercise significant influence over the operating and financial policies of Keli, as evidenced by Molycorp’s ownership share and its proportional voting rights. The condensed consolidated statements of operations and comprehensive income include a gain of $0.3 million for the period from June 12, 2012 to September 30, 2012 associated with this equity method ownership interest.
Toda Magnequench Magnetic Materials Co. Ltd.
As a result of the Molycorp Canada acquisition in June 2012, Molycorp acquired a 33% ownership interest in Toda Magnequench Magnetic Materials Co. Ltd. (“TMT”), a company that produces rare earth magnetic compounds with Neo Powders supplied by Magnequench (Tianjin) Company Limited in its normal course of business. The preliminary purchase allocation attributable to this investment at the time of the Molycorp Canada acquisition was $1.6 million. Molycorp accounts for this ownership interest under the equity method because it has the ability to exercise significant influence over the operating and financial policies of TMT, as evidenced by Molycorp’s ownership share and its proportional voting rights.
Ingal Stade GmbH
As a result of the Molycorp Canada acquisition in June 2012, Molycorp acquired a 50% ownership interest in Ingal Stade GmbH (“Ingal Stade”), a joint venture facility in Stade, Germany, which extracts gallium metal from alumina smelter bayer liquor with purity level of 5N (99.999%) or higher. The preliminary purchase allocation attributable to this investment at the time of the Molycorp Canada acquisition was $4.9 million. Molycorp accounts for this ownership interest under the equity method.
Atlantic Metals & Alloys, LLC
As a result of the Molycorp Canada acquisition in June 2012, Molycorp acquired a 19.5% ownership interest in Atlantic Metals & Alloys, LLC, a company which provides refining services for residues and scrap of the rare and platinum group metals. The preliminary purchase allocation attributable to this investment at the time of the Molycorp Canada acquisition was $1.4 million. Molycorp accounts for this ownership interest under the cost method. At September 30, 2012, the fair value of this investment was not estimated as there were no identified events or changes in circumstances that may have had a significant adverse effect on the fair value of the investment.
Vive Crop Protection
As a result of the Molycorp Canada acquisition in June 2012, Molycorp acquired a 7% ownership interest in Vive Crop Protection, a company that specializes in the formulation of active ingredients used in crop protection. The preliminary purchase allocation attributable to this investment at the time of the Molycorp Canada acquisition was $0.9 million. Molycorp accounts for this ownership interest under the cost method. At September 30, 2012, the fair value of this investment was not estimated as there were no identified events or changes in circumstances that may have had a significant adverse effect on the fair value of the investment.

Acquisitions	9 Months Ended
Sep. 30, 2012
Business Combinations [Abstract]
Acquisitions
Acquisitions
On June 11, 2012, Molycorp completed the acquisition of all of the outstanding equity of Molycorp Canada's predecessor company pursuant to the terms of an arrangement agreement (the "Arrangement Agreement") for an aggregate purchase price of approximately $1,192.3 million. Pursuant to the Arrangement Agreement, Molycorp Canada's former shareholders elected to receive: (a) cash consideration equal to Canadian dollars ("Cdn") $11.30 per share of Molycorp Canada's predecessor company's common stock; or (b) share consideration of 0.4242 shares of Molycorp common stock or 0.4242 shares (the "Exchangeable Shares") issued by MCP Exchangeco Inc., Molycorp's wholly-owned Canadian subsidiary, which are exchangeable for shares of Molycorp's common stock on a one for one basis, per each share of Molycorp Canada's predecessor company's common stock; or (c) a combination of cash and shares of Molycorp common stock or Exchangeable Shares, all subject to the proration mechanics set forth in the Arrangement Agreement.
The consideration paid to Molycorp Canada's former shareholders was comprised of approximately $908.2 million in cash, exclusive of realized losses on the contingent forward contract to purchase $870.0 million Canadian dollars, accounted for as a separate transaction apart from the business combination, as further discussed in Note 25. Additionally, 13,545,426 shares of Molycorp common stock and 507,203 Exchangeable Shares were issued and collectively valued at $284.1 million based on the closing price of the Company's common stock on the acquisition date in accordance with the relevant accounting guidance. The Exchangeable Shares have no par value.
The following is a preliminary allocation of the Molycorp Canada purchase price (in thousands) and is based on management's preliminary estimates of the fair value of the tangible and intangible assets and liabilities of Molycorp Canada. This valuation is subject to change as the Company obtains additional information on the assets acquired and liabilities assumed during the acquisition measurement period (up to one year from the acquisition date).

June 11, 2012
Purchase consideration:
Cash consideration	$908,181
Fair value of Molycorp common stock and Exchangeable Shares issued	284,144
Total purchase consideration	$1,192,325
Estimated fair values of the assets and liabilities acquired:
Cash and cash equivalents	$317,169
Accounts receivable	101,470
Inventory	250,989
Prepaid expenses and other current assets	26,893
Property, plant and equipment	70,391
Investments	21,019
Intangibles	491,786
Goodwill	501,571
Other non-current assets	22,859
Accounts payable and accrued expenses	(138,576)
Debt - current	(255,056)
Other current liabilities	(29,939)
Deferred tax liabilities	(158,177)
Long-term debt	(281)
Other non-current liabilities	(14,032)
Non-controlling interests	(15,761)
Total purchase consideration	$1,192,325

The fair value of the accounts receivable acquired includes trade receivables of $101.5 million, which are considered to be fully collectible at September 30, 2012.
Molycorp Canada's intangible assets subject to amortization relate to: a) customer relationships of $348.1 million with a weighted average useful life of approximately fifteen years; b) rare earth quotas of $80.3 million with a useful life of approximately 11 years; c) patents of $39.8 million with a weighted average useful life of approximately two years; d) trade name of $15.8 million with a useful life of approximately ten years; and e) other of $7.8 million with a weighted average useful life of approximately twelve years.
Goodwill associated with the Molycorp Canada acquisition arose primarily because of Molycorp Canada's proven leadership in the development, processing, and distribution of technically advanced rare earth products; greater exposure to the world’s largest and fastest-growing rare earths consuming market; deferred tax liabilities and expected synergies that do not qualify for separate recognition. The goodwill is not amortized and is not deductible for tax purposes. As the purchase price allocation is not complete, the Company has not assigned the goodwill to its various reporting units.
The amounts of Molycorp Canada's sales, earnings and earnings per share included in the Company’s condensed consolidated statements of operations since the acquisition date, and the sales, earnings and earnings per share of the combined entity had the acquisition date been January 1, 2011, are as follows:

(In thousands, except per share amounts)	Sales	Net Income (Loss)	Net Income (Loss) Attributable To Molycorp	EPS Basic
Actual July 1, 2012 to September 30, 2012 (acquiree)	$162,764	$1,118	$(2,322)	$(0.02)
Actual June 11, 2012 to September 30, 2012 (acquiree)	$206,397	$1,165	$(2,955)	$(0.03)
Unaudited pro forma January 1, 2012 to September 30, 2012 (combined entity)	$729,469	$(74,229)	$(82,056)	$(0.77)
Unaudited pro forma July 1, 2011 to September 30, 2011 (combined entity)	$385,889	$108,386	$105,947	$0.94
Unaudited pro forma January 1, 2011 to September 30, 2011 (combined entity)	$860,707	$200,951	$192,300	$1.69

The unaudited pro forma amounts are not necessarily indicative of the operating results that would have occurred if the Molycorp Canada acquisition had taken place on January 1, 2011.
The unaudited pro forma sales, earnings and earnings per share of the combined entity above are adjusted: a) to eliminate the effect of sales and costs that occurred previous to the business combination between the Company and Molycorp Canada; b) to reflect the net incremental depreciation and amortization expense as a result of the allocation of the purchase price to certain depreciable and amortizable assets with useful lives ranging from two to 30 years; c) the tax effect of unaudited pro forma adjustments using the Molycorp federal, state and international statutory tax rates based on the applicable tax jurisdictions; and d) the estimated net increase of interest expense associated with the issuance of the Company's 10% Senior Secured Notes (as defined below) as part of the acquisition. The unaudited pro forma earnings of the combined entity for the nine months ended September 30, 2012 were also adjusted to exclude $115.2 million of non-recurring direct transaction costs. The weighted average number of shares outstanding utilized in the EPS basic calculation have been adjusted to reflect the additional shares issued pursuant to the acquisition of Molycorp Canada and the related Molibdenos y Metales S.A. equity financing further discussed in Note 16.
For the three and nine months ended September 30, 2012, the Company recognized approximately $0.5 million and $62.0 million, respectively, of transaction costs related to the Molycorp Canada acquisition in the condensed consolidated statements of operations and comprehensive income as follows:

(In thousands)	Three Months Ended September 30, 2012	Nine Months Ended September 30, 2012
Corporate development
Legal, accounting and advisory fees	$465	$16,498
Other expenses:
Contingent forward contract loss	$—	$37,589
Interest expense:
Bridge loan fee	$—	$7,937

Molycorp Silmet and MMA
The following table summarizes the purchase prices and opening balance sheets for the acquisition of 90.023% controlling interest in Molycorp Silmet on April 1, 2011 and of MMA on April 15, 2011 (in thousands):

Effective acquisition date for financial reporting purposes:	Molycorp Silmet April 1, 2011	MMA April 15, 2011
Purchase consideration:
Cash consideration	$9,021	$17,500
Fair value of Molycorp common stock issued	72,653	—
Total purchase consideration	$81,674	$17,500
Fair values of the assets and liabilities acquired:
Cash	$105	$6,395
Accounts receivable and other current assets	8,626	5,474
Inventory	37,404	11,327
Property, plant and equipment, net	63,393	4,512
Intangible assets subject to amortization	2,669	—
Goodwill	1,455	1,977
Liabilities	(19,974)	(8,989)
Deferred tax liabilities	—	(3,196)
Long-term debt	(3,184)	—
Noncontrolling interest	(8,820)	—
Total purchase consideration	$81,674	$17,500

The fair value of the accounts receivable acquired includes trade receivables of $5.0 million for Molycorp Silmet and $4.9 million for MMA. These trade receivables were collected by December 31, 2011. Molycorp Silmet’s intangible assets subject to amortization relate primarily to customer relationships with a weighted average useful life of 15 years. Goodwill associated with the Molycorp Silmet acquisition arose primarily because of the acquired workforce. Goodwill associated with the MMA acquisition arose primarily because of the requirement to record a deferred tax liability for the difference between the assigned values and the tax basis of assets acquired and liabilities assumed at amounts that do not reflect fair value. The goodwill is not amortized and is not deductible for tax purposes. The fair value of the noncontrolling interest in Molycorp Silmet as of April 1, 2011 was valued using a combination of the market approach and income approach.
The pro forma sales, earnings and earnings per share of the Company had both acquisitions occurred on January 1, 2011, are as follows:

(In thousands, except per share amounts)	Sales	Net Income	Net Income Attributable To Molycorp	EPS Basic
Unaudited pro forma January 1, 2011 to September 30, 2011 (combined entity)	$297,400	$104,170	$103,457	$1.17

The unaudited pro forma amounts are not necessarily indicative of the operating results that would have occurred if these acquisitions had taken place on January 1, 2011.
The 2011 earnings of the combined entity were adjusted to exclude $19.6 million of intercompany sales and $1.8 million of non-recurring acquisition-related costs the Company incurred to acquire Molycorp Silmet and MMA, and to reverse $1.1 million of purchase price variance MMA capitalized during the first quarter of 2011.
Molycorp Silmet
On April 1, 2011, Molycorp acquired 80% of the outstanding shares of Molycorp Silmet from AS Silmet Grupp in exchange for 1,593,419 shares of Molycorp common stock contractually valued at $80.0 million based on the average closing price of the Company’s common stock as reported by The New York Stock Exchange for the 20 consecutive trading days immediately preceding April 1, 2011, the acquisition date.
Generally, the acquisition-date fair value of shares of common stock transferred by the acquirer is the closing price of that stock on the same date adjusted by a discount that a market participant would require as a result of any restrictions on the sale or transferability of the stock. The fair value of common stock of $72.7 million disclosed in the table above is based on the closing price of the Company’s common stock on the acquisition date, net of an estimated discount of 23% that a market participant would require given that issuance of the shares of common stock Molycorp transferred in consideration to AS Silmet Grupp was not registered under the Securities Act of 1933 (the "Securities Act") and such shares were subject to certain lock-up provisions, which limited AS Silmet Grupp’s ability to sell these shares. AS Silmet Grupp retained a 9.977% ownership interest in Molycorp Silmet on the acquisition date; Molycorp acquired the other 10.023% from Treibacher Industrie AG for $9.0 million in cash also on April 1, 2011.
On October 24, 2011, the Company acquired the remaining 9.977% ownership interest in Molycorp Silmet for $10.0 million in cash, which resulted in an adjustment to Additional Paid-In Capital of $0.4 million for the difference between the consideration paid and the carrying value of the noncontrolling interest at October 24, 2011.
The Molycorp Silmet acquisition provided Molycorp with a European base of operations and increased the Company’s yearly REO production capacity by approximately 3,000 mt. Molycorp Silmet sources a portion of rare earth feed stocks for production of its products primarily from the Molycorp Mountain Pass facility. The main focus of Molycorp Silmet is on the production of REO and metals, including didymium metal, a critical component in the manufacture of NdFeB permanent rare earth magnets. Molycorp Silmet’s manufacturing operation is located in Sillamäe, Estonia.
MMA
On April 15, 2011, Molycorp completed the acquisition from Santoku Corporation (“Santoku”) of all the issued and outstanding shares of capital stock of Santoku America, Inc., which is now known as MMA, an Arizona-based corporation, in an all-cash transaction for $17.5 million. The acquisition provided Molycorp with access to certain intellectual properties relative to the development, processing and manufacturing of neodymium and samarium magnet alloy products. As part of the stock purchase agreement, Santoku will provide consulting services to Molycorp for the purpose of maintaining and enhancing the quality of MMA’s products. Molycorp and Santoku also entered into five-year marketing and distribution agreements for the sale and distribution of neodymium and samarium magnet alloy products produced by each party. Additionally, the parties entered into a rare earth products purchase and supply agreement through which MMA will supply Santoku with certain rare earth alloys for a two-year period at prices equal to the feedstock cost plus the applicable product premium as such terms are defined in the agreement.
Acquisitions
The following table summarizes the purchase prices and opening balance sheets for the acquisition the 90.023% controlling interest in Molycorp Sillamäe on April 1, 2011 and of Molycorp Tolleson on April 15, 2011 (in thousands):

Effective acquisition date for financial reporting purposes:	Molycorp Sillamäe April 1, 2011	Molycorp Tolleson April 15, 2011
Purchase consideration:
Cash consideration	$9,021	$17,500
Fair value of common stock	72,653	—
Total purchase consideration	$81,674	$17,500
The fair values of the assets and liabilities acquired:
Cash	$105	$6,395
Accounts receivable and other current assets	8,626	5,474
Inventory	37,404	11,327
Property and equipment, net	63,393	4,512
Intangible assets subject to amortization	2,669	—
Goodwill	1,455	1,977
Liabilities	(19,974)	(8,989)
Deferred tax liabilities	—	(3,196)
Long-term debt	(3,184)	—
Noncontrolling interest	(8,820)	—
Total purchase consideration	$81,674	$17,500

The purchase price allocations above are based on preliminary assumptions and valuations for each acquisition. These valuations are subject to change as the Company obtains additional information on the assets acquired and liabilities assumed during each acquisition measurement period (up to one year from the acquisition date).
The fair value of the accounts receivable acquired includes trade receivables of $5.0 million for Molycorp Sillamäe and $4.9 million for Molycorp Tolleson. These trade receivables have been collected as of December 31, 2011. Molycorp Sillamäe’s intangible assets subject to amortization relate primarily to customer relationships with a weighted average useful life of 15 years. Goodwill associated with the Molycorp Sillamäe acquisition arose primarily because of the acquired workforce. Goodwill associated with the Molycorp Tolleson acquisition arose primarily because of the requirement to record a deferred tax liability for the difference between the assigned values and the tax basis of assets acquired and liabilities assumed at amounts that do not reflect fair value. The goodwill is not amortized and is not deductible for tax purposes. The fair value of the noncontrolling interest in Molycorp Sillamäe as of April 1, 2011 was valued using a combination of the market approach and income approach.
The amounts of Molycorp Sillamäe’s and Molycorp Tolleson’s revenue, earnings and earnings per share included in the Company’s consolidated statements of operations since the acquisition date, net of intercompany transactions, and the revenue, earnings and earnings per share of the combined entity had the acquisition date been January 1, 2011, and January 1, 2010, are as follows:

(In thousands, except per share amounts)	Revenue	Net Income (loss)	Net Income (loss) Attributable To Molycorp	EPS Basic
Actual April 1, 2011 to December 31, 2011 (Molycorp Sillamäe)	$86,496	$13,571	$12,763	$0.15
Actual April 1, 2011 to December 31, 2011 (Molycorp Tolleson)	$56,772	$7,877	$7,877	$0.09
Unaudited pro forma January 1, 2011 to December 31, 2011 (combined entity)	$430,305	$105,397	$104,590	$1.13
Unaudited pro forma January 1, 2010 to December 31, 2010 (combined entity)	$85,549	$(30,920)	$(31,329)	$(0.50)

The unaudited pro forma amounts are not necessarily indicative of the operating results that would have occurred if these acquisitions had taken place on January 1, 2011 and January 1, 2010, respectively.
The actual 2011 revenue of Molycorp Sillamäe excludes $13.9 million of intercompany sales and $8.4 million of intercompany earnings. The actual 2011 earnings of Molycorp Tolleson exclude $5.6 million of intercompany costs. The unaudited pro forma 2011 earnings of the combined entity were adjusted to exclude $69.1 million of intercompany sales, $28.0 million of intercompany earnings, $2.1 million of non-recurring acquisition related costs the Company incurred to acquire Molycorp Sillamäe and Molycorp Tolleson, and to reverse $1.1 million of purchase price variance Molycorp Tolleson capitalized during the first quarter of 2011. The unaudited pro forma 2010 earnings of the combined entity were adjusted to reverse $2.9 million of purchase price variance Molycorp Tolleson capitalized in 2010. These pro forma adjustments are based on currently available information and certain assumptions that management believes are reasonable.
Molycorp Sillamäe
On April 1, 2011, Molycorp acquired 80% of the outstanding shares of Molycorp Sillamäe from AS Silmet Grupp in exchange for 1,593,419 shares of Molycorp common stock contractually valued at $80 million based on the average closing price of the Company’s common stock as reported by The New York Stock Exchange for the 20 consecutive trading days immediately preceding April 1, 2011, the acquisition date.
Generally, the acquisition-date fair value of shares of common stock transferred by the acquirer is the closing price of that stock on the same date adjusted by a discount that a market participant would require as a result of any restrictions on the sale or transferability of the stock. The fair value of common stock of $72.7 million disclosed in the table above is based on the closing price of the Company’s common stock on the acquisition date, net of an estimated discount of 23% that a market participant would require given that issuance of the shares of common stock Molycorp transferred in consideration to AS Silmet Grupp was not registered under the Securities Act and such shares were subject to certain lock up provisions, which limited AS Silmet Grupp’s ability to sell these shares. AS Silmet Grupp retained a 9.977% ownership interest in Molycorp Sillamäe on the acquisition date; Molycorp acquired the other 10.023% from Treibacher Industrie AG for $9.0 million in cash.
On October 24, 2011, the Company acquired the remaining 9.977% ownership interest in Molycorp Sillamäe for $10.0 million in cash, which resulted in an adjustment to Additional Paid-In Capital of $0.4 million for the difference between the consideration paid and the carrying value of the noncontrolling interest as of October 24, 2011. The following schedule shows the effect of this transaction with the noncontrolling interest on the equity attributable to the Company (in thousands):

Net income attributable to Molycorp, Inc.	$117,526
Decrease in equity for purchase of Molycorp Sillamäe’s minority shares	(10,000)
Change from net income attributable to Molycorp, Inc. and transfer to the noncontrolling interest	$107,526

The Molycorp Sillamäe acquisition provides Molycorp with a European base of operations and significantly increases the Company’s yearly REO production capacity by approximately 3,000 mt. Molycorp Sillamäe sources a portion of rare earth feed stocks for production of its products primarily from the Molycorp Mountain Pass facility. The main focus of this newly acquired business is on the production of rare earth oxides and metals, including didymium metal, a critical component in the manufacture of neodymium-iron-boron permanent rare earth magnets. Molycorp Sillamäe’s manufacturing operation is located in Sillamäe, Estonia. In connection with the acquisition of Molycorp Sillamäe, the Company incurred $1.5 million of acquisition-related costs, which are included in selling, general and administrative expenses for the year ended December 31, 2011.
Molycorp Tolleson
On April 15, 2011, Molycorp completed the acquisition from Santoku Corporation (“Santoku”) of all the issued and outstanding shares of capital stock of Santoku America, Inc., which is now known as Molycorp Tolleson, an Arizona based corporation, in an all-cash transaction for $17.5 million. The acquisition provides Molycorp with access to certain intellectual properties relative to the development, processing and manufacturing of neodymium and samarium magnet alloy products. As part of the stock purchase agreement, Santoku will provide consulting services to Molycorp for the purpose of maintaining and enhancing the quality of Molycorp Tolleson’s products. On the same date, Molycorp and Santoku entered into five-year marketing and distribution agreements for the sale and distribution of neodymium and samarium magnet alloy products produced by each party. Additionally, the parties entered into a rare earth products purchase and supply agreement through which Molycorp Tolleson will supply Santoku with certain rare earth alloys for a two-year period at prices equal to the feedstock cost plus the applicable product premium as such terms are defined in the agreement. In connection with the acquisition, the Company incurred $0.6 million of acquisition related costs, which are included in selling, general and administrative expenses for the year ended December 31, 2011.

Employee Benefit Plans	9 Months Ended
Sep. 30, 2012
Employee Benefit Plans [Abstract]
Pension
Pension
In accordance with the terms of the Arrangement Agreement, Molycorp maintained the terms of the benefit plan for Molycorp Canada’s current and former employees. Molycorp Canada's predecessor company had a defined benefit pension plan (“Pension Plan”), which covered all hourly employees employed as of September 30, 1995, and all hourly employees subsequently hired by Molycorp Canada's predecessor company up to 2003 at its former U.S. manufacturing facility in Anderson, Indiana. A December 31 measurement date is used for the Pension Plan. Molycorp paid $0.2 million as of September 30, 2012 of the estimated total contributions to the Pension Plan for 2012 of $0.2 million.
Molycorp also maintained the terms of Molycorp Canada postretirement medical and life insurance benefits plan for certain employees from the Anderson, Indiana manufacturing facility. The measurement date for this postretirement benefit plan (“PBP”) is December 31.
The actuarial valuation for funding purposes of the Pension Plan and PBP is January 1 of each year. The components of the net periodic pension expense for the period from June 12, 2012 to September 30, 2012 for the Pension Plan and PBP are set forth below (in thousands):

Pension Plan and PBP	For the period from June 12, 2012 to September 30, 2012
Components of net periodic benefit cost:
Service Cost	$—
Interest cost	90
Expected return on assets	(67)
Amortization of transition obligation/(asset)	—
Amortization of prior service cost	(1)
Amortization of actuarial loss	55
Net periodic benefit cost	$77
Employee Benefit Plans
The Company maintains a defined contribution plan for all employees working at two of our domestic locations: Molycorp Mountain Pass, California and Greenwood Village, Colorado. On September 1, 2011, the Company amended the eligibility requirement from a completed 90 days of services with the Company to eligibility commencing on the first of the month following hire date. The Company currently makes a non-elective contribution equal to 4% of compensation for each employee who performed at least 1000 hours of service and is employed on the last day of the year. In addition, the Company currently matches 100% of the first 3% contributed and 50% of the next 2% contributed by each eligible employee as well as an additional contribution of up to 4% which can be made at the Company’s discretion. Employees vest in Company contributions after three years of service. Expenses related to this plan totaled $1.6 million, $1.2 million and $1.0 million for the years ended December 31, 2011, 2010 and 2009, respectively. Additionally, accrued expenses at December 31, 2011 and 2010 included $1.1 million and $1.2 million related to this plan, respectively.
On April, 1 2009, the Company established the Management Incentive Plan (“MIP”), which is a nonqualified deferred compensation plan for the purpose of providing deferred compensation benefits for certain members of management. Under the MIP, participants can defer their base salary and other compensation that is supplemental to his or her base salary and is dependent upon achievement of individual or Company performance goals. It is intended that the MIP constitute an unfunded plan for purposes of the Employee Retirement Income Securities Act of 1974, as amended. The amount of compensation or awards deferred is deemed to be invested in a hypothetical investment as of the date of deferral. During the year ended December 31, 2011 and 2010, the Company funded discretionary contributions to the MIP totaling $271,000 and $47,000, respectively. In addition, total accrued amount including employee deferrals, discretionary contributions and related earnings was approximately $528,000 and $171,000 as of December 31, 2011 and 2010, respectively.
On November 4, 2010, the Compensation Committee established an annual incentive (“bonus plan”) for all employees that is discretionary in nature. The bonus plan is performance based and includes both qualitative and quantitative criteria. For the year ended December 31, 2011 and 2010, the Company accrued $4.8 million $0.6 million, respectively.
Effective January 1, 2012, eligible employees at Molycorp Tolleson have transitioned to the Company’s defined contribution plan.

Accrued Expenses	9 Months Ended
Sep. 30, 2012
Payables and Accruals [Abstract]
Accrued Expenses
Accrued Expenses
Accrued expenses at September 30, 2012 and December 31, 2011 consisted of the following (in thousands):

	September 30, 2012	December 31, 2011
Defined contribution plan	$1,928	$1,088
Professional fees	4,456	—
Accrued payroll and related benefits	8,246	3,024
Sales and use tax	9,412	1,367
Bonus accrual	3,683	4,845
Interest payable	27,733	345
Advance from customer	2,898	—
Other accrued expenses	7,933	2,229
Total accrued expenses	$66,289	$12,898

Asset Retirement Obligation	9 Months Ended
Sep. 30, 2012
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation
Asset Retirement Obligation
The following table presents the activity in the Company’s asset retirement obligation for the nine months ended September 30, 2012, and for the year ended December 31, 2011 (in thousands):

	Nine Months Ended September 30, 2012	Year Ended December 31, 2011
Balance at beginning of period	$15,541	$12,471
Obligations settled	(1,487)	(1,030)
Accretion expense	897	955
Revisions in estimated cash flows	7,872	2,508
Gain on settlement	—	637
Balance at end of period	$22,823	$15,541

The balances above for the nine months ended September 30, 2012 and the year ended December 31, 2011, include a short-term portion of $2.1 million and $0.4 million, respectively, which were recorded under other current liabilities. The Company is required to provide the applicable governmental agencies with financial assurances relating to its closure and reclamation obligations. At September 30, 2012, the Company had financial assurance requirements of $28.8 million, which were satisfied with surety bonds placed with California state and regional agencies.

Debt and Capital Lease Obligations	9 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
Debt
Debt and Capital Lease Obligations
On August 22, 2012, the Company issued of $360.0 million aggregate principal amount of its 6.00% Convertible Senior Notes due 2017 (the “6.00% Convertible Notes”). On August 28, 2012, the underwriters of the 6.00% Convertible Notes exercised their option to purchase an additional $54.0 million aggregate principal amount of the 6.00% Convertible Notes. Total net proceeds from the issuance of the 6.00% Convertible Notes were $395.7 million, after deducting the underwriting discounts and commissions. Certain of the Company's directors, officers and other related parties purchased $6.4 million of the aggregate principal amount of the 6.00% Convertible Notes, for which the Company did not pay any underwriting discounts and commissions.
The 6.00% Convertible Notes are Molycorp's senior unsecured obligations with interest payable semi-annually in arrears on March 1 and September 1 of each year, commencing on March 1, 2013. The 6.00% Convertible Notes will mature on September 1, 2017, unless earlier repurchased, redeemed or converted in accordance with their terms, and will be convertible at any time prior to the second scheduled trading day immediately preceding the maturity date into shares of common stock, cash, or a combination thereof, at Molycorp's election. The conversion rate will initially be 83.333 shares of common stock per $1,000 principal amount of 6.00% Convertible Notes (equivalent to an initial conversion price of approximately $12 per share of common stock), subject to customary adjustments. Molycorp will have the right to redeem the 6.00% Convertible Notes on or after September 1, 2015 if the last reported sale price of its common stock has been at least 130% of the conversion price then in effect for at least 20 trading days during any 30 consecutive trading day period ending on, and including, the trading day immediately preceding the date on which Molycorp provides notice of redemption at a redemption price equal to 100% of the principal amount of the 6.00% Convertible Notes to be redeemed, plus accrued and unpaid interest. The 6.00% Convertible Notes rank equal in right of payment to existing and future liabilities that are not expressly subordinated to the 6.00% Convertible Notes, and rank effectively junior to Molycorp's existing and future secured indebtedness.
The Company separately accounts for the liability and equity components of convertible debt instruments, such as the 6.00% Convertible Notes, that may be settled entirely or partially in cash upon conversion in a manner that reflects the issuer's economic interest cost. The additional discount on the liability component is amortized to interest cost over the term of the 6.00% Convertible Notes. The effective interest rate on the liability component is 4.6%. The equity component of the 6.00% Convertible Notes is included in the additional paid-in capital section of stockholders' equity on the condensed consolidated balance sheet as of September 30, 2012, and the value of the equity component is treated as original issue discount for purposes of accounting for the debt component of the 6.00% Convertible Notes. As of September 30, 2012, Molycorp recognized a liability component related to the 6.00% Convertible Notes of $328.5 million, which includes a cumulative accretion of $1.5 million related to both the underwriting discounts and the additional discount on the liability component, and an equity component of $68.7 million. The amount of interest costs recognized for the three months ended September 30, 2012 relating to both the contractual interest coupon and amortization of the discount on the liability component was $3.8 million, which was substantially capitalized. Transaction costs related to the issuance of the 6.00% Convertible Notes have been allocated to the liability and equity components in proportion to the allocation of proceeds to the components, and accounted for as debt issuance costs (recognized as interest expense over the life of the 6.00% Convertible Notes using the effective interest method) and equity issuance costs (charged against equity), respectively.
Concurrently with, and in order to facilitate the offering of the 6.00% Convertible Notes, the Company entered into a share lending agreement with Morgan Stanley Capital Services LLC (“MSCS”), an affiliate of Morgan Stanley & Co. LLC, under which it agreed to loan to MSCS up to a total of 13,800,000 shares of its common stock (the “Borrowed Shares”)during a period beginning on the date the Company entered into the share lending agreement and ending on or about the maturity date of the 6.00% Convertible Notes, or, if earlier, on or about the date as of which all of the 6.00% Convertible Notes cease to be outstanding as a result of redemption, repurchase, conversion or other acquisition for value. MSCS may terminate all or any portion of the Borrowed Shares at any time, and the Company and MSCS may terminate any or all of the outstanding Borrowed Shares upon a default by the other party under the share lending agreement, including certain breaches by MSCS of its representations and warranties, covenants or agreements under the share lending agreement, or the bankruptcy of Molycorp or MSCS. The Company issued a total of 13,800,000 Borrowed Shares between August 22, 2012 and August 23, 2012 and received no proceeds, but only a nominal lending fee from MSCS for the use of these loaned shares, which represented the fair value assigned to it. For corporate law purposes, the Borrowed Shares are issued and outstanding. However, under the share lending agreement, MSCS has agreed: to pay to Molycorp an amount equal to cash dividends, if any, that Molycorp pays on the Borrowed Shares; to pay or deliver, as the case may be, to the Company any other distribution, other than in a liquidation or a reorganization in bankruptcy, that the Company makes on the Borrowed Shares; and not to vote on the Borrowed Shares on any matter submitted to a vote of Molycorp's stockholders. In view of the contractual undertakings of MSCS in the share lending agreement, which have the effect of substantially eliminating the economic dilution that otherwise would result from the issuance of the Borrowed Shares, the Borrowed Shares will not be considered outstanding for the purpose of computing and reporting Molycorp's earnings per share.
             On May 25, 2012, Molycorp issued $650.0 million aggregate principal amount of senior secured notes due 2020 (the "Senior Notes") in an offering exempt from the registration requirements of the Securities Act. Total net proceeds from the issuance of the Senior Notes were $635.4 million after deducting the initial purchasers' discounts. The Senior Notes bear interest at the rate of 10% per year payable on June 1 and December 1 of each year beginning on December 1, 2012. At any time and from time to time prior to June 1, 2016, the Company may redeem any of the Senior Notes at a price equal to 100% of the principal amount thereof plus an applicable make-whole premium and accrued and unpaid interest. At any time and from time to time from and after June 1, 2016, Molycorp may redeem the Senior Notes, in whole or in part, at a redemption price for the Senior Notes plus accrued and unpaid interest, initially at 105% of the principal amount thereof, but gradually declining to 100% of the principal amount thereof. In addition, at any time and from time to time prior to June 1, 2015, the Company may redeem up to 35% of the aggregate principal amount of the Senior Notes with the net cash proceeds of one or more permitted sales of Molycorp’s capital stock at a redemption price (expressed as a percentage of principal amount) of 110% plus accrued and unpaid interest. Upon the occurrence of a change of control, Molycorp will be required to offer to repurchase all of the Senior Notes. The Senior Notes are senior secured obligations of Molycorp and are guaranteed by certain of Molycorp’s domestic subsidiaries ("Guarantors"). The Senior Notes are secured by first-priority security interest on substantially all of the property and assets of the Company and the Guarantors, subject to a number of exceptions as described in the indenture governing the Senior Notes. A substantial portion of the net proceeds from the offering of the Senior Notes was used to fund the cash consideration the Company paid for Molycorp Canada, with the remainder used for general corporate purposes. The Company, the Guarantors and the initial purchasers of the Senior Notes agreed that the Company and the Guarantor will file an exchange offer registration statement with the SEC within 180 days of the May 25, 2012 issuance date, and use their respective commercially reasonable efforts to have it declared effective at the earliest possible time and in any event within 270 days following the issuance date.
As a result of the Molycorp Canada acquisition, the Company assumed $230.0 million principal amount of subordinated unsecured convertible debentures of the predecessor of Molycorp Canada due December 2017 (the “Debentures”) maturing on December 31, 2017. The Debentures bear interest at 5.00% per annum and are convertible at $13.80 per share of Molycorp Canada's predecessor company. As required under the change of control provisions contained in the original underlying indenture, holders of the Debentures had the option to either require the Company to repurchase the Debentures at par plus accrued interest, convert the Debentures into common shares of Molycorp Canada's predecessor company, including a number of additional “make-whole” shares, or hold the Debentures to maturity. In August 2012, holders of $9.4 million aggregate principal amount of Debentures elected to convert, while holders of $217.9 million aggregate principal amount of Debentures elected to early redeem their Debentures for cash plus accrued interest. Under the term of the indenture governing the Debentures, as amended at the time of the Molycorp Canada acquisition, the holders of the Debenture that converted received, at their election and in lieu of receiving shares of Molycorp Canada's predecessor company, the same cash and/or share consideration that was paid to Molycorp Canada's former shareholders in connection with the acquisition of Molycorp Canada, subject to the same pro-ration calculation, as if such holders had converted immediately prior to the acquisition. As a result of the conversion, a total of $8.0 million, including accrued interest, was paid in cash with the remainder converted into 99,723 shares of Molycorp common stock. Total interest cost related to the Debentures for the period from June 12, 2012 to September 30, 2012 was $0.6 million, inclusive of the interest accrued and paid upon the August 2012 repurchase. As of September 30, 2012, $2.7 million principal amount of the Debentures was outstanding.

Additional short-term indebtedness was assumed as part of the acquisition of Molycorp Canada totaling $31.5 million, at September 30, 2012, which relates to various bank loans maturing between July 2012 and December 2012 with a weighted average interest rate of approximately 4.22%.
On September 1, 2010, Molycorp and Kern River entered into a firm Transportation Service Agreement ("TSA") under which Kern River agreed to construct and operate facilities necessary to provide natural gas transportation services to the Mountain Pass facility. Under the terms of the TSA, Molycorp agreed to pay Kern River for the cost attributable to the design, permitting, and construction of the delivery facilities through a transportation service charge of approximately $0.4 million per month for ten years. This charge includes reimbursement to Kern River for construction of the delivery facilities and installation, as well as reimbursement and compensation for transportation services. The term of the TSA commenced on June 1, 2012, the date on which Kern River deemed the TSA facilities ready to provide service. The Company accounted for the TSA as a capital lease under the relevant accounting guidance.
The following tables provide a summary of the current and non-current portions of the debt outstanding at September 30, 2012 and December 31, 2011 (in thousands):

	September 30, 2012
	Current	Non-Current
10% Senior Secured Notes, net of discount, due June 2020	$—	$635,802
3.25% Convertible Notes, net of discount, due June 2016	—	196,699
5.00% Debentures, net of discount	—	2,774
6.00% Convertible Notes, net of discount, due June 2017	—	328,494
Bank loans with a weighted average rate of 4.00% due November 2012 - September 2017	32,693	4,435
Total debt	32,693	1,168,204

Capital lease obligations	242	15,324
Total debt and capital lease obligations	$32,935	$1,183,528

	December 31, 2011
	Current	Non-Current
3.25% Convertible Notes, net of discount, due June 2016	$—	$190,877
Bank loans 2.69% - 3.88% due February 2012 - September 2017	1,516	5,668
Total debt	$1,516	$196,545

Scheduled minimum debt repayments are $31.7 million for the remainder of 2012, $1.4 million in 2013, $1.4 million in 2014, $1.3 million in 2015, $230.7 million in 2016, $417.3 million in 2017 and $650.0 million thereafter.

Income Taxes	9 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
The Company’s net loss of $85.9 million for the nine months ended September 30, 2012 included $12.2 million in acquisition-related expense, which is a permanent difference between its loss for financial reporting and tax purposes. Molycorp had net deferred income tax liabilities of $162.3 million at September 30, 2012 primarily related to the purchase accounting adjustment associated with the Molycorp Canada acquisition.
At September 30, 2012, Molycorp determined that it, more likely than not, will realize its deferred tax assets and concluded that no valuation allowance is required. In making this determination, management analyzed, among other things, the Company’s recent history of earnings and cash flows, forecasts of future earnings, and the nature and timing of future deductions and benefits represented by the deferred tax assets and liabilities.
The Company has undistributed earnings for several foreign subsidiaries at September 30, 2012, for which deferred taxes have not been provided. Such earnings are considered indefinitely invested in the foreign subsidiaries. If such earnings were repatriated, additional tax expense may result, although the calculation of such additional taxes is not practicable.
The net tax effect of the elimination in consolidation of intercompany balances and transactions resulted in a deferred charge and income tax payable of $12.5 million at September 30, 2012.
Each quarter the Company evaluates the liability for uncertain tax positions. As a result of the acquisition of Molycorp Canada on June 11, 2012, some uncertain tax positions have decreased due to a lapse of the applicable statute of limitations, which totaled to $1.4 million, and some due to resolution with tax authorities for $13.7 million. These decreases have been recorded as a discrete income tax benefit in the third quarter of 2012. As a result of the statute of limitations that expire in the next 12 months in various jurisdictions, and possible settlements of audit-related issues with taxing authorities in various jurisdictions, the Company believes that it is reasonably possible that the total amount of its net unrecognized income tax benefits will decrease by approximately $4.0 million to $6.0 million in the next 12 months and, if recognized, would affect the Company's effective income tax rate.

Stockholders' Equity	9 Months Ended
Sep. 30, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity
Stockholders’ Equity
At September 30, 2012 and December 31, 2011, the Company had 137,957,451 and 83,896,043 shares of common stock outstanding, respectively, and 2,070,000 shares of 5.50% Series A Mandatory Convertible Preferred Stock (“Convertible Preferred Stock”) outstanding.
Concurrently with the issuance of the 6.00% Convertible Notes discussed in Note 14, the Company issued a total of 13,800,000 shares of its common stock at a price to the public of $10.00 per share (the “Primary Shares”) in a separate underwritten public offering. The underwriters received a 6.00% fee in the form of an underwriter's discount for the Primary Shares plus a $1.5 million flat fee to the representative of the underwriters of the Primary Shares. Certain officers, directors and other related parties of the Company participated in offering of the Primary Shares by purchasing 7,090,000 of the total Primary Shares issued, but no underwriting fees were charged to the Company for the purchase by the insiders.

At the same time of the issuance of the 6.00% Convertible Notes and the Primary Shares, and as further discussed in Note 14, the Company entered into a share lending agreement with MSCS, pursuant to which it has agreed to loan to MSCS 13,800,000 shares of common stock. The Company received no proceeds from the Borrowed Shares, but only a nominal lending fee from MSCS for the use of these loaned shares. The Borrowed Shares are issued and outstanding for corporate law purposes. However, based on certain contractual undertakings of MSCS in the share lending agreement that have the effect of substantially eliminating the economic dilution that otherwise would result from the issuance of the Borrowed Shares, the Borrowed Shares will not be considered outstanding for the purpose of computing and reporting Molycorp's earnings per share.
As a result of the conversion of the Debentures, as further discussed in Note 14, a portion of the Debentures tendered was converted into 99,723 shares of Molycorp common stock.

In connection with of the acquisition of Molycorp Canada on June 11, 2012, Molycorp and MCP Exchangeco Inc. issued an aggregate of 13,545,426 shares of common stock and 507,203 Exchangeable Shares, the latter without par value, in consideration for that portion of the purchase price Molycorp paid to Molycorp Canada’s former shareholders who elected to receive shares of Molycorp common stock in addition to or in lieu of cash on the acquisition date. The $284.1 million fair value recorded in additional paid-in capital related to the issuance of acquisition consideration was based on the closing price of the Company’s common stock on June 11, 2012. As of September 30, 2012, 316,860 shares of the Exchangeable Shares had been converted into shares of Molycorp common stock.
On March 8, 2012, Molibdenos y Metales S.A. (“Molymet”), the world’s largest processor of molybdenum and rhenium, headquartered in Santiago, Chile, purchased 12,500,000 shares of the Company’s common stock for $390.1 million, net of stock issuance costs of $0.1 million, at a purchase price of $31.218 per share, which price was determined based on the average daily volume weighted average price of the Company’s common stock on The New York Stock Exchange for the 20 consecutive trading days immediately preceding the date of the agreement, plus a 10% premium. Pursuant to this investment, Molymet acquired the right to nominate a member of the Company’s Board of Directors for so long as Molymet owns a certain percentage of the Company’s common stock.
In February, May and August 2012, the Company declared a cash dividend of $1.375 per share on the Convertible Preferred Stock, respectively. The Company paid $2.8 million of the aggregate dividend in the third quarter of 2012, and a total of $8.5 million during the nine months ended September 30, 2012.

Earnings per Share	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Earnings per Share
(Loss) Earnings per Share
For the three and nine months ended September 30, 2012 and for the three and nine months ended September 30, 2011, the dividends on the Convertible Preferred Stock were subtracted from net (loss) income attributable to Molycorp stockholders for the purpose of computing the basic and diluted earnings per share.

	Three Months Ended
(In thousands, except share and per share amounts)	September 30, 2012	September 30, 2011
Net (loss) income attributable to Molycorp stockholders	$(18,891)	$45,356
Dividends on Convertible Preferred Stock	(2,846)	(2,846)
(Loss) income attributable to common stockholders	(21,737)	42,510
Weighted average common shares outstanding—basic	117,086,022	83,847,119
Basic (loss) earnings per share	$(0.19)	$0.51

(Loss) income attributable to common stockholders	(21,737)	42,510
Effect of dilutive 3.25% Convertible Notes	—	404
(Loss) income attributable to common stockholders adjusted for effect of dilution	(21,737)	42,914
Weighted average common shares outstanding—diluted	117,086,022	87,069,256
Diluted (loss) earnings per share	$(0.19)	$0.49

	Nine Months Ended
(In thousands, except share and per share amounts)	September 30, 2012	September 30, 2011
Net (loss) income attributable to Molycorp stockholders	$(89,976)	$90,947
Dividends on Convertible Preferred Stock	(8,539)	(7,116)
(Loss) income attributable to common stockholders	(98,515)	83,831
Weighted average common shares outstanding—basic	101,147,638	83,321,816
Basic (loss) earnings per share	$(0.97)	$1.01

(Loss) income attributable to common stockholders	(98,515)	83,831
Effect of dilutive 3.25% Convertible Notes	—	413
(Loss) income attributable to common stockholders adjusted for effect of dilution	(98,515)	84,244
Weighted average common shares outstanding—diluted	101,147,638	84,596,676
Diluted (loss) earnings per share	$(0.97)	$1.00

Diluted earnings per share reflect the dilutive impact of potential common stock and unvested restricted shares of common stock in the weighted average number of common shares outstanding during the period, if dilutive. For this purpose, the “treasury stock method” and “if-converted method,” as applicable, are used.
Under the treasury stock method, assumed proceeds upon the exercise of stock options are considered to be used to purchase common stock at the average market price of the shares during the period. Also under the treasury stock method, fixed awards and nonvested shares, such as restricted stock units, are deemed options for purposes of computing diluted earnings per share. At September 30, 2012 and 2011, all potential common stock under the treasury stock method were antidilutive in nature; consequently, the Company did not have any adjustments between earnings per share and diluted earnings per share related to stock options and restricted stock units.
In applying the if-converted method, conversion is not assumed for purposes of computing diluted earnings per share if the effect would be antidilutive. Convertible preferred stock (such as the Convertible Preferred Stock) is antidilutive whenever the amount of the dividend declared in or accumulated for the current period per common share obtainable on conversion, including the deemed dividend in the period from a beneficial conversion feature, exceeds basic earnings per share. The Convertible Preferred Stock was antidilutive at September 30, 2012 and 2011.
Also, under the if-converted method, convertible debt (such as the 3.25% Convertible Notes and the 6.00% Convertible Notes) is antidilutive whenever its interest per common share obtainable on conversion, including any deemed interest from a beneficial conversion feature and nondiscretionary adjustments, net of tax, exceeds basic earnings per share. At September 30, 2012, the 3.25% Convertible Notes and the 6.00% Convertible Notes were antidilutive. The 3.25% Convertible Notes were dilutive for the three and nine months ended September 30, 2011. Therefore, the shares of common stock obtainable on the assumed conversion of the 3.25% Convertible Notes, the interest expense and the amortization of discount, net of income tax, were included in the computation of diluted earnings per share for the corresponding periods.

Stock-Based Compensation	9 Months Ended
Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
Stock-Based Compensation
Starting in the first quarter of 2012, the Company granted performance-based restricted stock units ("PBRSUs") and restricted stock units (“RSUs”) to its executive officers, to certain other employees and to some non-employee directors of the Company under its 2010 Equity and Performance Incentive Plan. The RSUs vest on the third anniversary of the grant date. The grant-date fair value of RSUs is determined using the Company’s common stock price on the date of grant and is recognized as stock-based compensation expense on a straight-line basis over the three-year vesting period for the awards that are expected to vest. The PBRSUs vest with respect to between 0% and 150% of the PBRSUs granted to an individual on the basis of the achievement of certain management objectives measured by specified levels of total shareholder return relative to a defined index group over the performance period from January 1, 2012 through December 31, 2014, or upon the occurrence of certain change of control or termination events. The grant-date fair value of PBRSUs is determined using a lattice approach that incorporates a Monte Carlo simulation model. The compensation cost associated with the PBRSUs is recognized straight-line over the performance period for the awards that are expected to vest, even if the market conditions are never satisfied.
From January 1, 2012 through September 30, 2012, the Company issued 46,036 PBRSUs to certain employees, and a total of 235,474 RSUs to certain employees and non-employee directors of the Company.
Some of the RSUs granted to the non-employee directors relate to the grantees' election to convert a portion of their quarterly cash retainer into RSUs. These converted RSUs are fully vested because they relate to services already rendered by the non-employee directors. The same non-employee directors who elected to convert their cash retainer into RSUs, received additional RSUs as matching contributions by the Company equal to 25% of the converted units. The matching RSUs vest on the third anniversary of the grant date.
Also included in the RSUs issued during the first quarter of 2012 were grants related to the election by certain executive officers and other employees of the Company to convert a portion of their 2011 annual cash bonuses into RSUs. These RSUs are fully vested because they relate to services already rendered by the grantees. The conversion of the 2011 annual bonuses into RSUs resulted into an increase in Additional Paid-In Capital of $0.6 million in the first quarter of 2012. The same executive officers and other employees received additional RSUs as matching contribution by the Company equal to 25% of the converted RSUs. The matching RSUs vest on the third anniversary of the grant date.
The following tables summarize the activity related to stock-based awards from January 1, 2012 through September 30, 2012:

PBRSUs	Number of Shares	Weighted Average Grant-Date Fair Value
Unvested at January 1, 2012	—	—
Granted	46,036	$30.30
Forfeited	(460)	30.33
Vested	—	—
Unvested at September 30, 2012	45,576	$30.30

RSUs	Number of Shares	Weighted Average Grant-Date Fair Value
Unvested at January 1, 2012	78,544	$56.55
Granted	235,474	$24.36
Forfeited	(4,135)	39.26
Vested*	(24,764)	$26.67
Unvested at September 30, 2012	285,119	$32.81

*
Represents deferral and conversion of a portion of fees payable to certain non-employee directors of the Company, and deferral and conversion of a portion of the 2011 annual cash bonuses paid to certain executive officers and other employees of the Company.

RSAs	Number of Shares	Weighted Average Grant-Date Fair Value
Unvested at January 1, 2012	48,924	$40.20
Granted	—	—
Forfeited	(601)	$48.87
Vested	—	—
Unvested at September 30, 2012	48,323	$40.09

The following tables summarize the activity related to stock options during the first three quarters of 2012:

	September 30, 2012
Stock Options	Number of Shares	Weighted Average Exercise Price
Outstanding at January 1, 2012	52,819	$48.87
Granted	—	—
Exercised	—	—
Forfeited and expired	—	—
Outstanding at September 30, 2012	52,819	$48.87
Options exercisable at September 30, 2012	17,606	$48.87

The stock-based compensation associated with all equity awards was $1.0 million and $2.9 million for the three and nine months ended September 30, 2012, respectively, and $0.6 million and $4.0 million for the three and nine months ended September 30, 2011, respectively.

(8)	Stock-Based Compensation
Molycorp has stock-based compensation plans for executives, eligible employees and non-employee directors. Stock-based awards issued under these plans include stock options to purchase shares of the Company’s common stock, restricted stock awards (“RSAs”) and restricted stock units (“RSUs”). There are no performance conditions associated with any of the stock-based awards. The expense associated with all awards is measured based on the grant date fair value of each award, and is recognized straight-line over the vesting period associated with each grant, but only for awards that are expected to vest. The total annual compensation cost recognized for all stock-based awards was $4.7 million in 2011, $30.1 million in 2010 and $0.2 million in 2009; the total related income tax benefit recognized was $0.8 million in 2011 and zero in 2010 and 2009. The Company capitalized into inventory $0.1 million of the aggregate stock-based compensation associated with all equity awards in 2011, and zero in 2010 and 2009. The remaining number of shares authorized for awards of equity share options or other equity instruments was 3,930,686 at December 31, 2011. The following sections provide detail information on the stock-based awards Molycorp issued during the three-year period ended December 31, 2011.
Stock Options
Stock options vest in equal installments annually over a three-year period and have a ten-year contractual term from the grant date. The fair value of each stock option award is estimated at the grant date using the Black-Scholes option pricing model and the Company’s common stock price on the date of grant. The significant assumptions used to estimate the fair value of stock option awards using the Black-Scholes model are as follows:

	Year ended December 31,
	2011	2010	2009
Risk-free interest rate	2.21%	n/a	0.6%
Expected term	6.0 years	n/a	0.8 years	*
Volatility	60.1%	n/a	145.5%
Expected dividend yield	none	n/a	none

* The Company issued an option to its Chief Executive Officer on April 10, 2009 for the purchase of 147,474 shares of the Company common stock (giving effect to the Corporate Reorganization and the conversion of Class A common stock into common stock in connection with the IPO). The option vested on the date of grant and had an expected term of P10M months.
The risk-free interest rate used is the yield of a zero-coupon U.S. Treasury bond with a term equal to the expected term of the option.
The expected term of options granted is usually derived from historical option exercise experience and expected post-vesting termination behavior. However, given that Molycorp does not have sufficient historical exercise and post-vesting data, management adopted the simplified method by reference to Staff Accounting Bulletin (“SAB”) Topic 14, Share-Based Payment, whereby the expected term of options granted can be calculated by using an average of the midpoint between when options become exercisable and when they expire.
Expected volatility is generally based on a combination of 1) the historical volatility of an entity’s stock at the grant date for a period equal to the average expected term of the entity’s options, and 2) the volatility implied by the observed current market prices of an entity’s traded options or other convertible securities, if available. Given that Molycorp has been a publicly traded company only since July 29, 2010, management computed volatility assumptions based on a peer group analysis by reference to SAB Topic 14.
The following table summarizes the activity and other information related to stock option awards during each of the three years ended December 31:

	2011		2010		2009
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price	*Number of Shares	Weighted Average Exercise Price
Outstanding at beginning of year	—	$—	126,405	$2.37	—	$—
Granted	52,819	$48.87	—	$—	147,474	$2.37
Exercised	—	$—	(126,405)	$2.37	(21,069)	$2.37
Forfeited and expired	—	$—	—	$—	—	$—
Outstanding at end of year	52,819	$48.87	—	$—	126,405	$2.37
Options exercisable at year-end	—	$—	—	$—	126,405	$2.37
Weighted-average fair value of options granted	$27.78		$—		$63.41
Cash received from exercise of options (in millions)	$—		$0.3		$0.1
Total intrinsic value of options exercised (in millions)	$—		$14.3		$2.4

At December 31, 2011, there was $1.2 million of unrecognized compensation cost related to stock options, which is expected to be recognized over a weighted-average period of approximately 2.03 years.

RSAs and RSUs
RSAs and RSUs cliff vest over a period of P3Y years from the grant date. The fair value of RSAs and RSUs is determined using the Company’s stock price on the date of grant and is recognized straight-line over the P3Y-year vesting period for the awards that are expected to vest. The following tables summarize the activity related to RSAs and RSUs in 2011:

RSAs	Number of Shares	Weighted Average Grant-Date Fair Value
Unvested at January 1, 2011	37,500	$36.51
Granted	11,717	$52.12
Forfeited	(293)	$48.87
Vested	—	$—
Unvested at December 31, 2011	48,924	$40.20

RSUs	Number of Shares	Weighted Average Grant-Date Fair Value
Unvested at January 1, 2011	—	$—
Granted	80,256	$56.43
Forfeited	—	$—
Vested*	(1,712)	$50.69
Unvested at December 31, 2011	78,544	$56.55

* Represents deferral and conversion of all or a portion of fees payable to certain non-employee directors of the Company into RSUs, based on the Company’s common stock price when the fees are due. These RSUs vested immediately because they relate to services already rendered by the non-employee directors.
The total fair value of the RSAs and RSUs granted in 2011 and 2010 was $5.1 million and $1.4 million, respectively. None of these awards were issued prior to November 2010. At December 31, 2011, there was $4.8 million of aggregate unrecognized compensation cost related to the unvested shares of RSAs and RSUs. This cost is expected to be recognized over a weighted-average period of approximately 2.13 years.
Other Stock-Based Awards
Effective November 1, 2009, Molycorp LLC issued 5,880,000 incentive shares to certain employees and independent directors of the Company. At the time of issuance, due to Molycorp Minerals, LLC’s option to repurchase vested shares of terminated participants at a price other than fair value, these incentive shares were classified as liabilities and were valued at zero using the intrinsic value method.
On April 15, 2010, all holders of incentive shares contributed their incentive shares to Molycorp, Inc. in exchange for 3,012,420 shares of Class B common stock of Molycorp, Inc., 1,004,140 shares of which vested immediately with an additional 1,004,140 shares scheduled to vest on September 30, 2010 and the remaining 1,004,140 shares on September 30, 2011. The shares of Class B common stock were non-transferable and the Company had the right to repurchase vested shares upon the termination of employment for any reason.
The shares of Class B common stock automatically converted into shares of common stock, based on a conversion factor, immediately prior to completion of the IPO. On August 3, 2010, Molycorp completed an IPO of common stock at an offering price of $14.00 per share. At that time, the shares of Class B common stock were converted into 2,232,740 shares of common stock, 744,247 of which remained vested and the other 1,488,493 vested over a period of six months following the IPO.
Stock-based compensation associated with these shares was $2.6 million and $28.7 million for the years ended December 31, 2011 and 2010, respectively.

Commitments and Contingencies	9 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

(a)	Future Operating Lease Commitments
The Company has certain operating leases for office space, trailers and certain equipment. Remaining annual minimum payments under these leases at September 30, 2012 were as follows:

(In thousands)	Total	Less Than 1 Year	1 - 3 Years	4 - 5 Years	More Than 5 Years
Operating lease obligations	$9,826	$1,417	$5,929	$1,110	$1,370

(b)	Purchase Commitments
In connection with the Molycorp Mountain Pass facility modernization and expansion and future operations, the Company entered into contractual commitments for the purchase of materials and services from various vendors. As a result of the Molycorp Canada acquisition, the Company assumed other purchase obligations totaling $6.3 million at September 30, 2012, which are expected to be settled between 2012 and 2014. Future payments for all purchase commitments at September 30, 2012 were as follows:

(In thousands)	Total	Less Than 1 Year	1 - 3 Years	4 - 5 Years	More Than 5 Years
Purchase obligations and other commitment	$287,819	$284,534	$1,798	$538	$949

(c)	Potential Environmental Obligations
As part of its ongoing remediation efforts at the Molycorp Mountain Pass facility, the Company identified liner defects in three of the onsite evaporation ponds in 2011. These defects led to minor groundwater contamination issues that are limited to a small area directly underneath the evaporation ponds. In order to remediate this issue, the Company will replace the primary lining system and might have to install a groundwater recovery system. The Company estimated the cost of these items at between $2.4 million and $4.6 million, which will be treated as capital expenditures and are included in the purchase obligations table above. The Company is in the process of finalizing the remediation plans with the Regional Water Quality Control Board.

(d)	Labor Contract
Certain Molycorp Mountain Pass facility employees are covered by a collective bargaining agreement with the United Steelworkers of America that expires on March 15, 2015. At September 30, 2012, 226 employees, or approximately 60% of the Company’s workforce at the Molycorp Mountain Pass facility, were covered by this collective bargaining agreement.
At September 30, 2012, 172 employees, or approximately 29% of the workforce at the Company’s Molycorp Silmet facility, were unionized employees. The contract with the labor union in Estonia was renewed in February 2012.

(e)	Reclamation Surety Bonds
At September 30, 2012, Molycorp had placed $28.8 million of surety bonds with California state and regional agencies to secure its Mountain Pass facility closure and reclamation obligations.

(f)	Purported Class Action, Derivative Lawsuits and Investigation
In February 2012, a purported class action lawsuit captioned, Angelo Albano, Individually and on Behalf of All Others Similarly Situated v. Molycorp, Inc., et al., was filed against the Company and certain of its executive officers in the U.S. District Court for the District of Colorado. This federal court action alleges, among other things, that the Company and those officers violated Section 10(b) of the Securities Exchange Act of 1934 in connection with statements relating to its third quarter fiscal 2011 financial results and fourth quarter 2011 production guidance that the Company had filed with or furnished to the SEC, or otherwise made available to the public. In July 2012, the plaintiffs filed an amended consolidated class action complaint against the Company, certain of its officers and directors, certain of its private equity investors, and certain underwriters involved in our public offerings in 2011. The amended complaint alleges, among other things, that some or all of the defendants violated Sections 10(b), 20(a) and 20A of the Securities Exchange Act of 1934 as well as Sections 11, 12(a)(2) and 15 of the Securities Act of 1933. The plaintiffs are seeking unspecified damages and other relief. In October 2012, the defendants filed a motion to dismiss all the claims in the amended complaint. The Company believes the allegations are without merit and that it has valid defenses to such allegations. The Company intends to defend this action vigorously. The Company is unable to provide meaningful quantification of how the final resolution of these claims may impact its future consolidated financial position or results of operations.
Seven stockholder derivative lawsuits have been filed in three different jurisdictions purportedly on behalf of Molycorp, Inc., against certain of its directors and officers, and certain of its private equity investors. These cases have been filed in the Delaware Court of Chancery, the U.S. District Court in Colorado, and the District Court in Arapahoe County, Colorado. They are captioned: Gaines v. Smith et al., Case No. 7282 (Del. Ch. Feb. 12, 2012); Paskowitz v. Smith et al., Case No. 7319 (Del. Ch. Mar. 9, 2012); Wilson v. Smith et al., No. 7395-VCN (Del. Ch. April 4, 2012); Wells v. Smith et al., No. 1:12-cv-00447-WJM (D. Colo. Feb. 21, 2012); Swaggerty v. Smith et al., No. 12-cv-00589-CMA-KLM (D. Colo. Mar. 7, 2012); Clem v. Smith et al., No. 12 CV 392 (Arapahoe Cnty., Colo. Feb. 24, 2012); and Nationwide Consulting, Inc. v. Smith et al., No. 12 CV 448 (Arapahoe Cnty., Colo. Mar. 5, 2012). The Clem and Nationwide cases, which were previously consolidated under the caption Clem v. Smith et al., No. 12 CV 392 (Arapahoe Cnty., Colo.), have been voluntarily dismissed without prejudice. The Wells and Swaggerty cases have both been dismissed without prejudice in favor of the lawsuits proceeding in the Delaware Court of Chancery. As a result, plaintiffs in the Wells and Swaggerty cases filed notices of appeal before the 10th Circuit. The defendants have filed a responsive brief in the 10th Circuit in the Wells and Swaggerty cases. The 10th Circuit case has been fully briefed by the parties.
The derivative cases have been consolidated and are proceeding in the Delaware Court of Chancery. In August 2012, a consolidated amended shareholder derivative complaint was filed with the Delaware Court of Chancery challenging, among other things, certain sales of stock by officers, directors and private equity firms, and certain Molycorp corporate acquisitions during 2011. The amended complaint asserts causes of action for: (1) alleged breaches of fiduciary duty, including the duties of loyalty and due care; (2) alleged breach of fiduciary duty not to trade on or misuse material non-public information; (3) alleged unjust enrichment; and (4) alleged aiding and abetting a breach of fiduciary duty against controlling stockholders. On behalf of Molycorp, the plaintiffs in the derivative actions seek, among other things, monetary damages, restitution, an accounting, and certain changes to corporate governance procedures.
On October 22, 2012, the defendants filed motions to dismiss and motions to stay the derivative case with the Delaware Court of Chancery. Defendants filed their opening briefs in support of the Motions to Stay on November 5, 2012. The parties agreed that all briefing on defendants' Motions to Dismiss should be stayed pending resolution of defendants' Motions to Stay.
In August 2012, the staff of the SEC notified the Company that a formal order of investigation had been issued regarding, among other things, the accuracy of the Company's public disclosures. The Company is cooperating with the staff of the SEC in connection with the investigation. The Company cannot predict the length, scope or results of the investigation or the impact, if any, of the investigation on the Company's results of operations.

(7)	Commitments and Contingencies

(a)	Future Operating Lease Commitments
The Company has certain operating leases for office space, trailers and certain equipment. Remaining annual minimum payments under these leases at December 31, 2011 were $1.0 million in 2012, $0.6 million in 2013, $0.5 million in 2014, $0.5 million in 2015, $0.4 million in 2016 and zero thereafter, totaling $3.0 million.
Rent expense for office space, trailers and certain equipment in 2011, 2010 and 2009 was $0.7 million, $0.5 million and $0.2 million, respectively.
On September 30, 2010, the Company entered into a natural gas transportation lease agreement with Kern River Gas Transmission Company (“Kern River”) under which Molycorp agreed, subject to certain conditions, to make payments totaling $5.2 million per year ($0.43 million per month) for 10 years beginning April 2012 to Kern River in exchange for the designing, permitting, constructing, operating, and maintaining of facilities necessary to provide natural gas to the power generation facility to be constructed at the Molycorp Mountain Pass facility. Beginning on the date of commencement of the natural gas transportation service and continuing through the agreement termination, the Company will be entitled to receive a Transportation Maximum Daily Quantity of 24,270 Decatherm per day.

(b)	Plant Modernization and Expansion Commitments
In connection with the Molycorp Mountain Pass facility modernization and expansion and future operations, the Company entered into contractual commitments for the purchase of materials and services from various vendors. Future payments for these commitments are estimated at $269.9 million due in 1 year and $15.0 million due in 2-3 years. Some of the agreements the Company entered into with these vendors contain cancellation clauses stating the amount and timing of termination charges to the Company. In total, these charges range from a minimum of $9.7 million to a maximum of $12.5 million depending on the timing of cancellation.

(c)	Potential Environmental Obligations
As part of its ongoing remediation efforts at the Molycorp Mountain Pass facility, the Company identified liner defects in three of the onsite evaporation ponds in 2011. This led to minor groundwater contamination issues that are limited to a small area directly underneath the evaporation ponds. In order to remediate this issue, the Company will replace the primary lining system and might have to install a groundwater recovery system. The Company estimated the cost of these items to range between $2.4 million and $4.6 million, which will be treated as capital expenditures. The Company is in the process of finalizing the remediation plans with the Regional Water Quality board.

(d)	Labor Contract
Certain Molycorp Mountain Pass facility employees are covered by a collective bargaining agreement with the United Steelworkers of America that expires on March 15, 2015. At December 31, 2011, 122 employees, or approximately 60% of the Company’s workforce at Molycorp Mountain Pass, California, were covered by this collective bargaining agreement.
As of December 31, 2011, 186 employees or approximately 33% of the workforce at the Molycorp Sillamäe facility were unionized employees. The contract with the labor union in Estonia is renewed annually by the end of February.

(e)	Reclamation Surety Bonds
At December 31, 2011 and 2010, Molycorp had placed $27.6 million of surety bonds with California state and regional agencies to secure its Molycorp Mountain Pass facility closure and reclamation obligations.

(f)	Licenses and Permits
The Company is subject to numerous and detailed federal, state and local environmental laws, regulations and permits including health and safety, environmental, and air quality. The Company is subject to strict conditions, requirements and obligations relating to various environmental and health and safety matters in connection with the current permits, and the Company may be subject to additional conditions, requirements and obligations associated with its permits and future operations. Certain conditions could be imposed in order to maintain the required permits including requirements to conduct additional environmental studies and collect and present data to government authorities pertaining to the potential impact of current and future operations upon the environment. Accordingly, the required permits may not be maintained or renewed in a timely fashion if at all, or may be renewed upon conditions that restrict the Company’s ability to conduct its operations economically. Any failure, significant delay or significant change in conditions that is required to maintain or renew permits, could have a material adverse effect on the Company’s business, results of operations and financial condition.

Concentrations	9 Months Ended
Sep. 30, 2012
Risks and Uncertainties [Abstract]
Concentrations
Concentrations

(a)	Products
Percentages of the Resources segment's sales by product that accounted for more than 10% of consolidated sales for the three and nine months ended September 30, 2012 and 2011, respectively, were approximately as follows:

	Three Months Ended September 30, 2012	Nine Months Ended September 30, 2012
Didymium, Neodymium and Praseodymium products	nm	10%

	Three Months Ended September 30, 2011	Nine Months Ended September 30, 2011
Lanthanum products	29%	25%
Cerium products	nm	12%
Didymium, Neodymium and Praseodymium products	36%	29%

nm = not material
The Chemicals and Oxides segment includes sales of REO, zirconium-based engineered materials and mixed rare earth/zirconium oxides from the Molycorp Canada acquisition on June 11, 2012, and REO from the Molycorp Silmet acquisition on April 1, 2011. For the three months ended September 30, 2012, sales by product from the Chemicals and Oxides segment that accounted for more than 10% of consolidated sales were approximately as follows:

	Three Months Ended September 30, 2012	Nine Months Ended September 30, 2012
Cerium products	16%	11%
Didymium products	12%	nm

Within the Magnetic Materials and Alloys segment, sales of Neo Powders were approximately 34% and 22% of consolidated sales for the three months ended September 30, 2012 and for the period from June 12, 2012 to September 30, 2012, respectively. The Neo Powders were introduced into Molycorp's product mix with the Molycorp Canada acquisition.

(b)	Customers
For the quarter ended September 30, 2011, sales from the Resources segment to two of its customers in excess of 10% of consolidated sales were $38.4 million, and $14.7 million, respectively. For the nine months ended September 30, 2011, Resources’ sales to two of its customers in excess of 10% of consolidated sales were $62.5 million and $30.5 million, respectively.

(9)	Concentrations

(a)	Limited Number of Products
The Company’s operations at the Molycorp Mountain Pass facility in 2011 were limited to the production and sale of REOs from stockpiled concentrates, and purchasing and reselling REOs from other producers as well as tolling didymium metal at a third party processing facility. The Company does not have and will not have the capability to significantly alter its product mix from its Molycorp Mountain Pass facility prior to completing Project Phoenix Phase 1 in 2012. Percentages of Molycorp Mountain Pass’ revenue, net of intercompany sales, by product that accounted for more than ten percent of consolidated sales in 2011, 2010 and 2009, were approximately as follows:

	2011	2010	2009
Lanthanum products	23%	39%	92%
Cerium products	11%	29%	2%
Didymium products	26%	26%	n/a

The majority of sales from the Molycorp Sillamäe facility for the period from April 1, 2011 to December 31, 2011 consisted of lanthanum, cerium, neodymium and praseodymium rare earth products, and two rare metal products, tantalum and niobium.
The Molycorp Tolleson facility sold primarily neodymium-iron-boron, or NdFeB, alloys and samarium-cobalt, or SmCo, alloys from April 15, 2011 to December 31, 2011. Molycorp Tolleson’s sales of NdFeB alloys for the period from April 15, 2011 (the acquisition date) to December 31, 2011, were approximately 11% of consolidated sales.

(b)	Limited Number of Customers
There is a limited market for the products currently produced and purchased, and the Company depends on a limited number of customers for a significant portion of its consolidated annual sales.
Molycorp Mountain Pass
Molycorp Mountain Pass’ sales to Hitachi Metals. Ltd. in 2011 were $92.2 million and accounted for approximately 23% of consolidated sales. Molycorp Mountain Pass’ sales to four of its customers, net of intercompany sales, represented in total approximately 77% of Molycorp Mountain Pass’s sales in 2011.
Molycorp Mountain Pass’ sales to four of its largest customers in 2010, were approximately as follows, in thousands:

Year Ended December 31, 2010
Mitsubishi Unimetals USA	$8,479
W.R. Grace & Co.—Conn.	$7,438
Chuden Rare Earth Co. Ltd.	$5,389
Shin-Etsu Chemical Co.	$4,020

Molycorp Sillamäe
Sales to three of Molycorp Sillamäe’s customers from the acquisition date to December 31, 2011, represented in aggregate approximately 45% of Molycorp Sillamäe’s sales for that period.
Molycorp Tolleson
Molycorp Tolleson’s sales to Santoku Corporation for the period from April 15, 2011 to December 31, 2011, were $48.8 million, or approximately 12% of the Company’s consolidated sales and approximately 86% of Molycorp Tolleson’s sales for that period.

(c)	Geographic Locations
Currently, the Company’s only mining facility is the Molycorp Mountain Pass, California facility, and the Company’s viability is based on the successful modernization and expansion of its Molycorp Mountain Pass operations. The deterioration or destruction of any part of the Molycorp Mountain Pass facility, or legal restrictions related to current or anticipated operations at the Molycorp Mountain Pass facility, may significantly hinder the Company’s ability to reach or maintain full planned production rates within the expected time frame, if at all.
Through the acquisition of Molycorp Sillamäe, the Company added a rare earth oxides and metals processing facility in Sillamäe, Estonia. In addition, the Company acquired Molycorp Tolleson, based in Arizona, which processes and manufactures neodymium and samarium alloy products.
On August 22, 2011, Molycorp opened an office in Tokyo, Japan to provide customer support as well as consulting and technical services to its customers in Japan. Total capital invested for the opening of the office in Tokyo was $0.7 million as of December 31, 2011.

Related-Party Transactions	9 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
Related-Party Transactions
Related-Party Transactions
Transactions with Traxys North America LLC
The Company made principal payments of $0 million and $3.1 million for the nine month period ended September 30, 2012 and for the year ended December 31, 2011, respectively, under the inventory financing arrangement with Traxys North America LLC (“Traxys and affiliates”), a subsidiary of one of the Company’s stockholders, Traxys S.a.r.l. The outstanding amounts payable to Traxys and affiliates under this arrangement were $0 and $0.9 million reported under Other current liabilities on the condensed consolidated balance sheet at September 30, 2012 and December 31, 2011, respectively. Molycorp also had outstanding amounts payable to Traxys and affiliates under the same arrangement of $0 and $2.8 million reported in Trade accounts payable at September 30, 2012 and December 31, 2011, respectively, associated with product purchased from Traxys and affiliates in 2011. For the three and nine months ended September 30, 2011, the Company made purchases of lanthanum oxide from Traxys and affiliates in the amount of $1.9 million and $6.2 million, respectively.
The Company and Traxys and affiliates also jointly market and sell certain lanthanum oxide, cerium oxide, misch metal and erbium oxide products. Pursuant to the terms of this other arrangement, the Company and Traxys and affiliates split gross margin equally once all costs associated with the sale are recovered by both parties. The Company had an outstanding related party receivable from Traxys and affiliates in the amount of $0 million and $0.2 million at September 30, 2012 and December 31, 2011, respectively.
At September 30, 2012 and December 31, 2011, Molycorp had also a balance receivable from Traxys and affiliates of $0 million and $2.1 million, respectively, related to sales of tantalum metal to Traxys and affiliates of $3.2 million in 2011.
Transactions with Neo Material Technologies Inc.
During the period from January 1, 2012 to June 11, 2012, Molycorp sold neodymium/ praseodymium oxides for $4.3 million and heavy rare earths for $1.6 million to Neo Material Technologies, Inc. There were no sales between the companies in the comparative 2011 period. The related intercompany accounts receivable and payable were eliminated in consolidation.
Transactions with equity method investees: TMT, Keli and Ingal Stade
The Company supplies Neo Powders to TMT to produce rare earth magnetic compounds. Molycorp then purchases these compounds back from TMT in its normal course of business. Additionally, Keli processes rare earth oxides into metals for inclusion in the Neo Powders.
During the third quarter of 2012 and for the period from June 12, 2012 to September 30, 2012, the Company sold $1.3 million and $1.4 million of Neo Powders to TMT, respectively, and purchased $1.4 million and $1.9 million worth of compounds from TMT during the same respective periods.
The Company purchased metals and received services from Keli amounting to $16.1 million and $21.4 million for the third quarter of 2012 and for the period from June 12, 2012 to September 30, 2012, respectively.
Ingal Stade sells gallium to the Company's facilities located in Ontario, Canada and to some of its facilities in the United States. For third quarter of 2012 and for the period from June 12, 2012 to September 30, 2012, the Company purchased $1.3 million and $1.7 million of gallium metal from Ingal Stade, respectively.

(10)	Related-Party Transactions
In February 2009, certain of the Company’s stockholders incurred certain costs in providing letters of credit and/or cash collateral to secure the surety bonds issued for the benefit of certain regulatory agencies related to the Company’s Molycorp Mountain Pass facility closure and reclamation obligations. The total amount of collateral provided by stockholders was $18.2 million. Under the terms of the agreement with its stockholders, the Company agreed to pay each such stockholder a 5% annual return on the amount of collateral provided, and the stockholders were entitled to receive quarterly payments, delay payments, or receive payments-in-kind.
In September 2010, the Company issued its own collateral in the amount of $18.2 million in replacement of the letters of credit and cash collateral provided by the stockholders, which has been subsequently collected by the Company. The Company paid fees due to stockholders in the amount of $0.8 million in September 2010.
In June 2010, the Company entered into an inventory financing arrangement with Traxys North America LLC (“Traxys”), the parent of one of its stockholders, TNA Moly Group, LLC, under which it borrowed approximately $5.0 million, secured by certain product inventories. Borrowings under this arrangement required an initial interest rate of 6% based on three month LIBOR plus a margin, which is subject to adjustment every 3 months. The interest rate was reset to 5.75% effective September 1, 2011. At December 31, 2011 and 2010, interest payable associated with the arrangement totaled $32,000 and $9,000, respectively. Principal under this arrangement is payable from revenue generated from sales of the product inventories. During the third quarter of 2010, both parties agreed that 50% of all didymium oxide sales will be subject to this arrangement. The Company made principal payments of $3.1 million and $1.0 million for the years ended December 31, 2011 and 2010, respectively. The outstanding amounts payable to Traxys under this arrangement were $0.9 million and $3.1 million reported on the Consolidated Balance Sheet as of December 31, 2011 and 2010, respectively, under Short-term borrowing—related party, and $2.8 million and $1.3 million in Trade accounts payable related to the sales made, but not remitted to Traxys and affiliates as of December 31, 2011 and 2010, respectively.
The Company and Traxys and affiliates jointly market and sell certain lanthanum oxide, cerium oxide, misch metal and erbium oxide products. Per the terms of this arrangement, the Company and Traxys split gross margin equally once all costs associated with the sale are recovered by both parties. The Company has recorded a related party receivable from Traxys and affiliates of $190,000 and $116,000 as of December 31, 2011 and 2010, respectively. The Company also recorded an expense of $336,000 and $120,000 for the years ended December 31, 2011 and 2010, respectively, and had an outstanding related payable to Traxys and affiliates in the amount of $169,000 and $120,000 as of December 31, 2011 and 2010, respectively. Revenues and expenses related to these settlements are presented on a net basis in Other Income on the Statement of Operations. In addition, during 2011 the Company made purchases of lanthanum oxide from Traxys and affiliates in the amount of $6.2 million, and small purchases of yttrium and bastnasite material for a total of approximately $0.7 million. For the year ended December 31, 2010, the Company made purchases of lanthanum oxide and cerium oxide from Traxys and affiliates in the amount of $2.5 million.
As of December 31, 2011, Molycorp Sillamäe had a balance receivable from Traxys and affiliates of $2.1 million related to sales of tantalum metal of $3.2 million for the period from April 1, 2011 to December 31, 2011.

Net Change in Operating Assets and Liabilities	9 Months Ended
Sep. 30, 2012
Net Change in Operating Assets and Liabilities
Net Change in Operating Assets and Liabilities
Net Change in Operating Assets and Liabilities
Net change in operating assets and liabilities, net of the effects of acquisitions and dispositions, consists of the following:

	Nine Months Ended
(In thousands)	September 30, 2012	September 30, 2011
Decrease (increase) in operating assets:
Accounts receivable	$88,997	$(42,250)
Inventory	13,202	(39,408)
Prepaid expenses and other assets	7,174	(1,596)
Increase (decrease) in operating liabilities:
Accounts payable	(43,223)	(7,099)
Income tax payable	(39,483)	—
Interest payable	(9,704)	—
Asset retirement obligation	—	(581)
Accrued expenses	(49,044)	2,245
	$(32,081)	$(88,689)

(13)	Net Change in Operating Assets and Liabilities
Net cash provided by (used in) operating activities related to changes in operating assets and liabilities, net of the effects of acquisitions and dispositions, consist of the following:

	Year Ended December 31,
(In thousands)	2011	2010	2009
Decrease (increase) in operating assets:
Accounts receivable	$(52,805)	$(15,200)	$125
Inventory	(54,343)	(6,872)	(13,557)
Prepaid expenses and other assets	(6,363)	251	360
Increase (decrease) in operating liabilities:
Accounts payable	16,233	3,797	(254)
Prepaid income taxes	(17,832)	—	—
Asset retirement obligation	(1,030)	(632)	(387)
Accrued expenses	6,151	(1,481)	5,749
	$(109,989)	$(20,137)	$(7,964)

Supplemental Cash Flow Information	9 Months Ended
Sep. 30, 2012
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
Supplemental Cash Flow Information

	Nine Months Ended
(In thousands)	September 30, 2012	September 30, 2011
Non-cash financing activities and investing activities:
Change in accrued capital expenditures	$48,182	$61,783
Fixed assets additions under capital lease	$15,658	$—
(14) Supplemental Cash Flow Information

	Year Ended December 31,
(In thousands)	2011	2010	2009
Net cash paid for:
Income taxes	$43,505	$—	$—
Interest	$4,192	$—	$—
Non-cash financing activities and investing activities:
Conversion of short-term borrowings from member plus accrued interest, into common shares	$—	$—	$6,831
Change in accrued capital expenditures	$112,606	$5,510	$(150)

Research and Development	9 Months Ended
Sep. 30, 2012
Research and Development [Abstract]
Research and Development
Research and Development
The Company invests significant resources to improve the efficiency of its REO processing operations, the development of new applications for individual rare earth elements and exploratory drilling. These costs consist primarily of salaries, outside labor, material and equipment.

Derivative Instruments	9 Months Ended
Sep. 30, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
Derivative Instruments
The Company accounts for derivative instruments using the fair value method. GAAP provides for a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 inputs are quoted market prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. Level 2 inputs are inputs other than quoted market prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 3 inputs are unobservable inputs for the asset or liability.
As a result of the Molycorp Canada acquisition, the Company assumed a liability associated with the put option issued to holders of the noncontrolling interest of Buss & Buss, a business acquired by Molycorp Canada's predecessor company. The Buss & Buss put option is related to a share purchase agreement (“SPA”) between NMT Holding GmbH, a German subsidiary of the Company, and the shareholders of Buss & Buss entered into May 27, 2010 by Molycorp Canada's predecessor company. The SPA includes a call and a put option on shares of the remaining shareholder and his legal successors. If the call option is exercised by the Company, a premium is added to the consideration to purchase the underlying shares in Buss & Buss. If the put option is exercised by the remaining shareholder of Buss & Buss or his legal successors, a discount will reduce the cost basis of the securities sold to the Company. The Company does not account for this derivative as a hedge. The put option had a fair value of $8.8 million at September 30, 2012, recorded as Derivative liability in the condensed consolidated balance sheets. The change in fair value of the put option resulted in an unrealized loss of $0.4 million for the period from June 12, 2012 to September 30, 2012, which was recognized in Interest expense in the condensed consolidated statements of operations and comprehensive income.
The technique Molycorp used to fair value this derivative is the income approach based on a discounted cash flow model. With the exception of the risk free interest rate, the inputs used to fair value this put option are based on unobservable Level 3 inputs based on management's assumptions. These inputs include: equity-risk premium, risk premium, size premium and growth rate. Any reasonably foreseeable changes in assumed levels of unobservable inputs used to fair value this put option would not be expected to have a material impact on the Company's financial position or results of operations.
On March 28, 2012, the Company entered into a contingent forward contract to purchase Canadian dollars with a notional amount of Cdn$870.0 million to manage the foreign currency exposure with respect to its planned acquisition of Molycorp Canada. The Company did not apply hedge accounting to this contingent forward contract. Upon settlement of this derivative on June 11, 2012 (Molycorp Canada acquisition date), the Company recognized a loss of $37.5 million in Other expense. Of this loss, $6.7 million was recognized during the three months ended March 31, 2012 and the remainder during the second quarter of 2012.

(12)	Derivative Instruments
During the third quarter of 2011, the Company, through its subsidiary Molycorp Minerals, LLC, entered into derivative contracts to manage its foreign currency exposure with respect to euro denominated purchases of certain equipment. The Company did not apply hedge accounting to the foreign currency forward contracts; therefore, the change in the fair value of these derivative instruments, which resulted in an unrealized loss of $0.3 million for the year ended December 31, 2011, was recorded in Other (expense) income in the consolidated statements of operations. These derivative contracts have maturities of less than one year and the total fair value of $0.3 million as of December 31, 2011 was recorded in Accrued expenses in the consolidated balance sheet. The following table provides the outstanding foreign currency forward contracts at December 31, 2011, in millions:

Entity	Currency purchased forward	Currency sold forward	Maturity dates
Molycorp Minerals, LLC	€0.5	USD 0.6	January 2012
Molycorp Minerals, LLC	€1.4	USD 1.9	February 2012
Molycorp Minerals, LLC	€0.5	USD 0.6	March 2012

These derivative instruments are reported using the fair value method. GAAP provides for a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 inputs are quoted market prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. Level 2 inputs are inputs other than quoted market prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 3 inputs are unobservable inputs for the asset or liability.
The fair value measurement of these foreign currency forward contracts is determined using internally developed discounted cash flow models. The inputs to these models consist of, or are derived from, observable Level 2 data for substantially the full term of these derivative instruments. The internally determined fair value is then compared to the fair value assessment from the counterparty to these contracts; large or unexpected differences between the Company’s internal valuation and the fair value assessment from the counterparty are investigated.
The Company expects that the values realized on these foreign currency forward contracts will be based on market conditions at the time of settlement, which will occur at the maturity of these instruments.

Pension	9 Months Ended
Sep. 30, 2012
Compensation and Retirement Disclosure [Abstract]
Pension
Pension
In accordance with the terms of the Arrangement Agreement, Molycorp maintained the terms of the benefit plan for Molycorp Canada’s current and former employees. Molycorp Canada's predecessor company had a defined benefit pension plan (“Pension Plan”), which covered all hourly employees employed as of September 30, 1995, and all hourly employees subsequently hired by Molycorp Canada's predecessor company up to 2003 at its former U.S. manufacturing facility in Anderson, Indiana. A December 31 measurement date is used for the Pension Plan. Molycorp paid $0.2 million as of September 30, 2012 of the estimated total contributions to the Pension Plan for 2012 of $0.2 million.
Molycorp also maintained the terms of Molycorp Canada postretirement medical and life insurance benefits plan for certain employees from the Anderson, Indiana manufacturing facility. The measurement date for this postretirement benefit plan (“PBP”) is December 31.
The actuarial valuation for funding purposes of the Pension Plan and PBP is January 1 of each year. The components of the net periodic pension expense for the period from June 12, 2012 to September 30, 2012 for the Pension Plan and PBP are set forth below (in thousands):

Pension Plan and PBP	For the period from June 12, 2012 to September 30, 2012
Components of net periodic benefit cost:
Service Cost	$—
Interest cost	90
Expected return on assets	(67)
Amortization of transition obligation/(asset)	—
Amortization of prior service cost	(1)
Amortization of actuarial loss	55
Net periodic benefit cost	$77
Employee Benefit Plans
The Company maintains a defined contribution plan for all employees working at two of our domestic locations: Molycorp Mountain Pass, California and Greenwood Village, Colorado. On September 1, 2011, the Company amended the eligibility requirement from a completed 90 days of services with the Company to eligibility commencing on the first of the month following hire date. The Company currently makes a non-elective contribution equal to 4% of compensation for each employee who performed at least 1000 hours of service and is employed on the last day of the year. In addition, the Company currently matches 100% of the first 3% contributed and 50% of the next 2% contributed by each eligible employee as well as an additional contribution of up to 4% which can be made at the Company’s discretion. Employees vest in Company contributions after three years of service. Expenses related to this plan totaled $1.6 million, $1.2 million and $1.0 million for the years ended December 31, 2011, 2010 and 2009, respectively. Additionally, accrued expenses at December 31, 2011 and 2010 included $1.1 million and $1.2 million related to this plan, respectively.
On April, 1 2009, the Company established the Management Incentive Plan (“MIP”), which is a nonqualified deferred compensation plan for the purpose of providing deferred compensation benefits for certain members of management. Under the MIP, participants can defer their base salary and other compensation that is supplemental to his or her base salary and is dependent upon achievement of individual or Company performance goals. It is intended that the MIP constitute an unfunded plan for purposes of the Employee Retirement Income Securities Act of 1974, as amended. The amount of compensation or awards deferred is deemed to be invested in a hypothetical investment as of the date of deferral. During the year ended December 31, 2011 and 2010, the Company funded discretionary contributions to the MIP totaling $271,000 and $47,000, respectively. In addition, total accrued amount including employee deferrals, discretionary contributions and related earnings was approximately $528,000 and $171,000 as of December 31, 2011 and 2010, respectively.
On November 4, 2010, the Compensation Committee established an annual incentive (“bonus plan”) for all employees that is discretionary in nature. The bonus plan is performance based and includes both qualitative and quantitative criteria. For the year ended December 31, 2011 and 2010, the Company accrued $4.8 million $0.6 million, respectively.
Effective January 1, 2012, eligible employees at Molycorp Tolleson have transitioned to the Company’s defined contribution plan.

Recent Accounting Pronouncements	9 Months Ended
Sep. 30, 2012
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Recent Accounting Pronouncements
Recent Accounting Pronouncements
In December 2011, the Financial Accounting Standard Board ("FASB") issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05. ASU 2011-12 defers the requirement that companies present reclassification adjustments for each component of Accumulated Other Comprehensive Income (“AOCI”) in both net income and other comprehensive income on the face of the financial statements. Companies will continue to be required to present amounts reclassified out of AOCI on the face of the financial statements or disclose those amounts in the notes to the financial statements. During the deferral period, there is no requirement to separately present or disclose the reclassification adjustments into net income. For the period ended September 30, 2012, the Company did not have any reclassification adjustments for components of AOCI.
In September 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment. Under this updated guidance, an entity will have the option to first assess qualitatively whether it is necessary to perform the current two-step goodwill impairment test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is necessary. The update does not change how an entity performs the two-step impairment test under the current guidance. This ASU is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Company does not expect the adoption of this updated guidance to have a significant impact on its financial statements.

Unaudited Supplementary Data	9 Months Ended
Sep. 30, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]
Unaudited Supplementary Data
The following is a summary of the selected quarterly financial information (unaudited):

	2011
	Three Months Ended
	March 31	June 30	September 30(2)	December 31
	(In thousands, except share and per share data)
Sales	$26,261	$99,615	$138,050	$132,905
Cost of goods sold	(16,677)	(42,923)	(55,657)	(62,633)
Selling, general and administrative expense (Includes stock-based compensation of $2,899 in March, $412 in June, $611 in September and $586 in December)	(11,238)	(14,229)	(14,901)	(24,019)
Depreciation and amortization expense	(83)	(283)	(305)	(62)
Accretion expense	(234)	(240)	(240)	(241)
Operating income (loss)	(1,971)	41,940	66,947	45,950
Other income (expense):
Other income (expense)	(168)	133	(117)	(1)
Foreign currency transaction losses, net	—	—	(2,000)	(3,415)
Interest income (expense), net	140	70	(671)	73
Income (loss) before income taxes	(1,999)	42,143	64,159	42,607
Income tax (expense) benefit	(199)	6,612	(19,056)	(15,933)
Net income (loss)	(2,198)	48,755	45,103	26,674
Net loss (income) attributable to noncontrolling interest	—	(968)	255	(95)
Net income (loss) attributable to Molycorp stockholders	$(2,198)	$47,787	$45,358	$26,579
Weighted average shares outstanding (Common shares)(1)
Basic	82,253,700	83,847,119	83,847,119	83,847,119
Diluted	82,253,700	84,413,499	87,069,256	87,069,711
Income (loss) per share of common stock:
Basic	$(0.04)	$0.52	$0.50	$0.27
Diluted	$(0.04)	$0.52	$0.48	$0.26

	2010
	Three Months Ended
	March 31	June 30	September 30	December 31
	(In thousands, except share and per share data)
Sales	$3,018	$1,904	$8,533	$21,702
Cost of goods sold	(5,950)	(5,576)	(7,742)	(18,323)
Selling, general and administrative expense (Includes stock-based compensation of $0 in March, $15,133 in June, $6,527 in September and $7,079 in December)	(4,480)	(19,387)	(10,644)	(13,002)
Depreciation and amortization expense	(95)	(61)	(83)	(80)
Accretion expense	(263)	(216)	(216)	(217)
Operating loss	(7,770)	(23,336)	(10,152)	(9,920)
Other income (expense):
Other income	21	45	14	75
Interest income (expense), net of capitalized amount	—	—	(7)	256
Net loss	$(7,749)	$(23,291)	$(10,145)	$(9,589)
Weighted average shares outstanding (Common shares)(1)
Basic	48,155,533	49,666,732	69,550,649	81,509,452
Diluted	48,155,533	49,666,732	69,550,649	81,509,452
Loss per share of common stock:
Basic	$(0.16)	$(0.47)	$(0.15)	$(0.12)
Diluted	$(0.16)	$(0.47)	$(0.15)	$(0.12)

(1)
Weighted average shares outstanding include the retroactive treatment of exchange ratios for conversion of Class A common stock and Class B common stock to common stock in conjunction with the initial public offering.

(2)
During the fourth quarter of 2011, we identified an error in the elimination of intercompany sales in the third quarter of 2011. We have concluded that this error is not material to our previously issued consolidated financial statements for the third quarter of 2011, or to our consolidated financial statements for the 9 months ended September 30, 2011 or the fourth quarter of 2011. We revised our previously reported results for the third quarter of 2011 to correct this error in the appropriate quarterly period. This revision resulted in an increase to cost of sales of $5.1 million, a decrease in operating income of $5.1 million and a decrease in net income of $3.3 million, net of income tax benefit in the third quarter of 2011 of $1.8 million for the three months ended September 30, 2011. For the nine months ended September 30, 2011, this revision resulted in an increase to cost of sales of $5.1 million, a decrease in operating income of $5.1 million and a decrease in net income of $3.3 million, net of income tax benefit of $1.8 million We will appropriately revise the results in the quarterly filing on Form 10-Q for the three and nine months ended September 30, 2011, when next presented in the third quarter of 2012.

We revised our previously reported third quarter of 2011 basic and diluted earnings per share in the fourth quarter of 2011 to reflect the adjustments described in the note above, in the appropriate quarterly period. These adjustments resulted in a net decrease to basic and diluted earnings per share in the amounts of $0.04 for the three months ended September 30, 2011. For the nine months ended September 30, 2011, these adjustments resulted in a net decrease to basic and diluted earnings per share in the amounts of $0.04 and $0.03, respectively. We will appropriately revise the third quarter of 2011 earnings per share in our quarterly filing on Form 10-Q for the three and nine months ended September 30, 2011, when next presented in the third quarter of 2012.

Subsequent Events	9 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
Preferred stock dividend
In November 2012, the Company declared a cash dividend of $1.375 per share on the Convertible Preferred Stock to be paid on December 1, 2012 to holders of record at the close of business on November 15, 2012.

(16)	Subsequent Events - Unaudited
Intermetallics Japan Joint Venture
On November 28, 2011, Molycorp, Daido Steel Co., Ltd (“Daido”) and Mitsubishi Corporation (“Mitsubishi”) entered into a preliminary shareholders agreement for the purpose of establishing a new private company, Intermetallics Japan ("IMJ") to manufacture sintered NdFeB permanent rare earth magnets. The capital contribution ratio of the newly formed company is 30.0% by Molycorp, 35.5% by Daido, and 34.5% by Mitsubishi. According to the final shareholders agreement, which was signed in January 2012, Molycorp will contribute, upon achievement of certain milestones and subject to Molycorp’s Board of Directors’ approval, Japanese Yen (JPY) 2.5 billion in cash (or approximately $32.7 million based on the JPY/ U.S. dollar exchange rate as of January 31, 2012), in exchange of ordinary shares of IMJ over a period of twelve months starting in January 2012.
The actual remittance amounts will vary depending on the future exchange rate between the U.S. dollar and the Japanese Yen, and the achievement of certain milestones by the joint venture. The Company will account for its investment in IMJ under the equity method because it has the ability to exercise significant influence over the operating and financial policies of IMJ, as evidenced by Molycorp’s ownership share and its proportional voting rights and representation on the Board of Directors of IMJ. To date the Company has contributed $27.7 million (representing JPY 2.2 billion) to IMJ.
Preferred dividend
In February, May, August and November 2012, the Company declared a cash dividend of $1.375 per share on the Convertible Preferred Stock. The Company paid $8.5 million through the third quarter of 2012, and will pay $2.8 million on December 1, 2012 to holders of record at the close of business on November 15, 2012.
Investment from Molymet
In January 2012, the Company entered into an agreement with Molibdenos y Metales S.A., the world’s largest processor of the strategic metals molybdenum and rhenium headquartered in Santiago, Chile, pursuant to which Molymet has agreed to purchase 12.5 million shares of the Company’s common stock for $390 million at a purchase price of $31.218 per share, which price was determined based on the average daily volume weighted average price of the Company’s common stock on The New York Stock Exchange for the 20 consecutive trading days immediately preceding the date of the agreement, plus a 10% premium. Pursuant to the agreement, the Company is obligated, at closing, to increase the size of its Board and has given Molymet the right to nominate a member of its Board for so long as Molymet owns a certain percentage of the Company’s common stock. Additionally, the agreement provides Molymet with three demand registration rights for the shares of common stock it is purchasing pursuant to the agreement.
Proceeds from the Molymet investment were used to finance a portion of the Molycorp Canada Acquisition.
Purported class action, derivative lawsuits and investigation
In February 2012, a purported class action lawsuit captioned, Angelo Albano, Individually and on Behalf of All Others Similarly Situated v. Molycorp, Inc., et al., was filed against the Company and certain of its executive officers in the U.S. District Court for the District of Colorado. This federal court action alleges, among other things, that the Company and those officers violated Section 10(b) of the Securities Exchange Act of 1934 in connection with statements relating to its third quarter fiscal 2011 financial results and fourth quarter 2011 production guidance that the Company had filed with or furnished to the SEC, or otherwise made available to the public. In July 2012, the plaintiffs filed an amended consolidated class action complaint against the Company, certain of its officers and directors, certain of its private equity investors, and certain underwriters involved in our public offerings in 2011. The amended complaint alleges, among other things, that some or all of the defendants violated Sections 10(b), 20(a) and 20A of the Securities Exchange Act of 1934 as well as Sections 11, 12(a)(2) and 15 of the Securities Act of 1933. The plaintiffs are seeking unspecified damages and other relief. In October 2012, the defendants filed a motion to dismiss all the claims in the amended complaint. The Company believes the allegations are without merit and that it has valid defenses to such allegations. The Company intends to defend this action vigorously. The Company is unable to provide meaningful quantification of how the final resolution of these claims may impact its future consolidated financial position or results of operations.
Seven stockholder derivative lawsuits have been filed in three different jurisdictions purportedly on behalf of Molycorp, Inc., against certain of its directors and officers, and certain of its private equity investors. These cases have been filed in the Delaware Court of Chancery, the U.S. District Court in Colorado, and the District Court in Arapahoe County, Colorado. They are captioned: Gaines v. Smith et al., Case No. 7282 (Del. Ch. Feb. 12, 2012); Paskowitz v. Smith et al., Case No. 7319 (Del. Ch. Mar. 9, 2012); Wilson v. Smith et al., No. 7395-VCN (Del. Ch. April 4, 2012); Wells v. Smith et al., No. 1:12-cv-00447-WJM (D. Colo. Feb. 21, 2012); Swaggerty v. Smith et al., No. 12-cv-00589-CMA-KLM (D. Colo. Mar. 7, 2012); Clem v. Smith et al., No. 12 CV 392 (Arapahoe Cnty., Colo. Feb. 24, 2012); and Nationwide Consulting, Inc. v. Smith et al., No. 12 CV 448 (Arapahoe Cnty., Colo. Mar. 5, 2012). The Clem and Nationwide cases, which were previously consolidated under the caption Clem v. Smith et al., No. 12 CV 392 (Arapahoe Cnty., Colo.), have been voluntarily dismissed without prejudice. The Wells and Swaggerty cases have both been dismissed without prejudice in favor of the lawsuits proceeding in the Delaware Court of Chancery. As a result, plaintiffs in the Wells and Swaggerty cases filed notices of appeal before the 10th Circuit. The defendants have filed a responsive brief in the 10th Circuit in the Wells and Swaggerty cases. The 10th Circuit case has been fully briefed by the parties.
The derivative cases have been consolidated and are proceeding in the Delaware Court of Chancery. In August 2012, a consolidated amended shareholder derivative complaint was filed with the Delaware Court of Chancery challenging, among other things, certain sales of stock by officers, directors and private equity firms, and certain Molycorp corporate acquisitions during 2011. The amended complaint asserts causes of action for: (1) alleged breaches of fiduciary duty, including the duties of loyalty and due care; (2) alleged breach of fiduciary duty not to trade on or misuse material non-public information; (3) alleged unjust enrichment; and (4) alleged aiding and abetting a breach of fiduciary duty against controlling stockholders. On behalf of Molycorp, the plaintiffs in the derivative actions seek, among other things, monetary damages, restitution, an accounting, and certain changes to corporate governance procedures.
On October 22, 2012, the defendants filed motions to dismiss and motions to stay the derivative case with the Delaware Court of Chancery. Defendants filed their opening briefs in support of the Motions to Stay on November 5, 2012. The parties agreed that all briefing on defendants' Motions to Dismiss should be stayed pending resolution of defendants' Motions to Stay.
In August 2012, the staff of the SEC notified the Company that a formal order of investigation had been issued regarding, among other things, the accuracy of the Company's public disclosures. The Company is cooperating with the staff of the SEC in connection with the investigation. The Company cannot predict the length, scope or results of the investigation or the impact, if any, of the investigation on the Company's results of operations.
$650.0 million Senior Notes due 2020
On May 25, 2012, Molycorp issued $650.0 million aggregate principal amount of the senior secured notes due 2020 (“Senior Notes”) in an offering exempt from the registration requirements of the Securities Act of 1933. The Senior Notes will bear interest at the rate of 10% per year payable on June 1 and December 1 of each year beginning on December 1, 2012. At any time and from time to time prior to June 1, 2016, the Company may redeem any of the Senior Notes at a price equal to 100% of the principal amount thereof plus an applicable make-whole premium and accrued and unpaid interest. At any time and from time to time from and after June 1, 2016, Molycorp may redeem the Senior Notes, in whole or in part, at a redemption price for the Senior Notes plus accrued and unpaid interest, initially at 105% of the principal amount thereof, but gradually declining to 100% of the principal amount thereof. In addition, at any time and from time to time prior to June 1, 2015, the Company may redeem up to 35% of the aggregate principal amount of the Senior Notes with the net cash proceeds of one or more permitted sales of Molycorp’s capital stock at a redemption price (expressed as a percentage of principal amount) of 110% plus accrued and unpaid interest. Upon the occurrence of a change of control, Molycorp will be required to offer to repurchase all of the Senior Notes. The Senior Notes are senior secured obligations of Molycorp and are guaranteed by certain of Molycorp’s domestic subsidiaries (“Guarantors”). A substantial portion of the net proceeds from the offering of the Senior Notes were used to fund the cash consideration the Company paid for Molycorp Canada. The remainder of the net proceeds from the issuance of the Senior Notes will be used for general corporate purposes. The Company, the Guarantors and the initial purchasers of the Senior Notes agreed to file an exchange offer registration statement with the Securities and Exchange Commission (“SEC”) within 180 days of the May 25, 2012 issuance date, and use their respective commercially reasonable efforts to have it declared effective at the earliest possible time and in any event within 270 days following the issuance date.
Acquisition of Molycorp Canada
On June 11, 2012, Molycorp completed the acquisition of all of the outstanding equity of Molycorp Canada’s predecessor company pursuant to the terms of an arrangement agreement (the “Arrangement Agreement”) for an aggregate purchase price of approximately $1.2 billion. Pursuant to the Arrangement Agreement, Molycorp Canada’s former shareholders elected to receive: (a) cash consideration equal to Canadian dollars (“Cdn”) $11.30 per share of Molycorp Canada’s predecessor company’s common stock; or (b) share consideration of 0.4242 shares of Molycorp common stock or 0.4242 shares (the “Exchangeable Shares”) issued by MCP Exchangeco Inc., Molycorp’s wholly owned Canadian subsidiary, which are exchangeable for shares of Molycorp’s common stock on a one for one basis, per each share of Molycorp Canada’s predecessor company’s common stock; or (c) a combination of cash and shares of Molycorp common stock or Exchangeable Shares, all subject to the proration mechanics set forth in the Arrangement Agreement.
The consideration paid to Molycorp Canada’s former shareholders was comprised of approximately $908.2 million in cash, exclusive of realized losses of $37.5 million on the contingent forward contract to purchase Cdn$870.0 million accounted for as a separate transaction apart from the business combination. Additionally, approximately 13,545,426 shares of Molycorp common stock and 507,203 Exchangeable Shares were issued and collectively valued at $284.1 million based on the closing price of the Company’s common stock on the acquisition date in accordance with the relevant accounting guidance.
The following is a preliminary allocation of the Molycorp Canada purchase price (in thousands) and is based on management’s preliminary estimates of the fair value of the tangible and intangible assets and liabilities of Molycorp Canada. This valuation is subject to change as the Company obtains additional information on the assets acquired and liabilities assumed during the acquisition measurement period (up to one year from the acquisition date).

June 11, 2012
Purchase consideration:
Cash consideration	$908,181
Fair value of Molycorp common stock and Exchangeable Shares issued	284,144
Total purchase consideration	$1,192,325
Estimated fair values of the assets and liabilities acquired:
Cash and cash equivalents	$317,169
Accounts receivable	101,470
Inventory	250,989
Prepaid expenses and other current assets	26,893
Property, plant and equipment	70,391
Investments	21,019
Intangibles	491,786
Goodwill	501,571
Other non-current assets	22,859
Accounts payable and accrued expenses	(138,576)
Debt - current	(255,056)
Other current liabilities	(29,939)
Deferred tax liabilities	(158,177)
Long-term debt	(281)
Other non-current liabilities	(14,032)
Non-controlling interests	(15,761)
Total purchase consideration	$1,192,325

The fair value of the accounts receivable acquired includes trade receivables of $101.5 million, which are considered to be fully collectible at September 30, 2012.
Molycorp Canada’s intangible assets subject to amortization relate to: a) customer relationships of $348.1 million with a weighted average useful life of approximately fifteen years; b) rare earth quotas of $80.3 million with a useful life of approximately eleven years; c) patents of $39.8 million with a weighted average useful life of approximately two years; d) trade name of $15.8 million with a useful life of approximately ten years; and e) other of $7.8 million with a weighted average useful life of approximately twelve years.
Goodwill associated with the Molycorp Canada acquisition arose primarily because of Molycorp Canada’s proven leadership in the development, processing, and distribution of technically advanced rare earth products; greater exposure to the world’s largest and fastest-growing rare earths consuming market; deferred tax liabilities and expected synergies that do not qualify for separate recognition. The goodwill is not amortized and is not deductible for tax purposes.
The amounts of Molycorp Canada’s sales, earnings and earnings per share included in the Company’s condensed consolidated statements of operations since the acquisition date, and the sales, earnings and earnings per share of the combined entity had the acquisition date been January 1, 2011, are as follows:

(In thousands, except per share amounts)	Sales	Net Income (Loss))	Net Income (Loss) Attributable To Molycorp	EPS Basic
Unaudited pro forma January 1, 2011 to December 31, 2011 (combined entity)	$1,196,876	$241,897	$231,766	$2.03

The unaudited pro forma amounts are not necessarily indicative of the operating results that would have occurred if the Molycorp Canada acquisition had taken place on January 1, 2011.
The unaudited pro forma sales, earnings and earnings per share of the combined entity above are adjusted a) to eliminate the effect of sales and costs that occurred previous to the business combination between the Company and Molycorp Canada; b) to reflect the net incremental depreciation and amortization expense as a result of the allocation of the purchase price to certain depreciable and amortizable assets with useful lives ranging from two to thirty years c) the tax effect of unaudited pro forma adjustments using the Molycorp federal, state and international statutory tax rates based on the applicable tax jurisdictions; and d) the estimated net increase of interest expense associated with the issuance the Senior Notes as part of the acquisition. The weighted average number of shares outstanding utilized in the EPS basic calculation have been adjusted to reflect the additional shares issued pursuant to the acquisition of Molycorp Canada and the related Molibdenos y Metales S.A. equity financing in 12.5 million Company shares further discussed in Note 16 “Investment from Molymet”.
Debt and equity issuance in August 2012
On August 22, 2012, the Company issued of $360.0 million aggregate principal amount of its 6.00% Convertible Senior Notes due 2017 (the “6.00% Convertible Notes”). On August 28, 2012, the underwriters of the 6.00% Convertible Notes exercised their option to purchase an additional $54.0 million aggregate principal amount of the 6.00% Convertible Notes. Total net proceeds from the issuance of the 6.00% Convertible Notes were $395.7 million, after deducting the underwriting discounts and commissions. Certain of the Company's directors, officers and other related parties purchased $6.4 million of the aggregate principal amount of the 6.00% Convertible Notes, for which the Company did not pay any underwriting discounts and commissions.
The 6.00% Convertible Notes are Molycorp's senior unsecured obligations with interest payable semi-annually in arrears on March 1 and September 1 of each year, commencing on March 1, 2013. The 6.00% Convertible Notes will mature on September 1, 2017, unless earlier repurchased, redeemed or converted in accordance with their terms, and will be convertible at any time prior to the second scheduled trading day immediately preceding the maturity date into shares of common stock, cash, or a combination thereof, at Molycorp's election. The conversion rate will initially be 83.333 shares of common stock per $1,000 principal amount of 6.00% Convertible Notes (equivalent to an initial conversion price of approximately $12 per share of common stock), subject to customary adjustments. Molycorp will have the right to redeem the 6.00% Convertible Notes on or after September 1, 2015 if the last reported sale price of its common stock has been at least 130% of the conversion price then in effect for at least 20 trading days during any 30 consecutive trading day period ending on, and including, the trading day immediately preceding the date on which Molycorp provides notice of redemption at a redemption price equal to 100% of the principal amount of the 6.00% Convertible Notes to be redeemed, plus accrued and unpaid interest. The 6.00% Convertible Notes rank equal in right of payment to existing and future liabilities that are not expressly subordinated to the 6.00% Convertible Notes, and rank effectively junior to Molycorp's existing and future secured indebtedness.
The Company separately accounts for the liability and equity components of convertible debt instruments, such as the 6.00% Convertible Notes, that may be settled entirely or partially in cash upon conversion in a manner that reflects the issuer's economic interest cost. The additional discount on the liability component is amortized to interest cost over the term of the 6.00% Convertible Notes. The effective interest rate on the liability component is 4.6%. The equity component of the 6.00% Convertible Notes is included in the additional paid-in capital section of stockholders' equity on the condensed consolidated balance sheet as of September 30, 2012, and the value of the equity component is treated as original issue discount for purposes of accounting for the debt component of the 6.00% Convertible Notes. As of September 30, 2012, Molycorp recognized a liability component related to the 6.00% Convertible Notes of $328.5 million, which includes a cumulative accretion of $1.5 million related to both the underwriting discounts and the additional discount on the liability component, and an equity component of $68.7 million. The amount of interest costs recognized for the three months ended September 30, 2012 relating to both the contractual interest coupon and amortization of the discount on the liability component was $3.8 million, which was substantially capitalized. Transaction costs related to the issuance of the 6.00% Convertible Notes have been allocated to the liability and equity components in proportion to the allocation of proceeds to the components, and accounted for as debt issuance costs (recognized as interest expense over the life of the 6.00% Convertible Notes using the effective interest method) and equity issuance costs (charged against equity), respectively.
Concurrently with, and in order to facilitate the offering of the 6.00% Convertible Notes, the Company entered into a share lending agreement with Morgan Stanley Capital Services LLC (“MSCS”), an affiliate of Morgan Stanley & Co. LLC, under which it agreed to loan to MSCS up to a total of 13,800,000 shares of its common stock (the “Borrowed Shares”)during a period beginning on the date the Company entered into the share lending agreement and ending on or about the maturity date of the 6.00% Convertible Notes, or, if earlier, on or about the date as of which all of the 6.00% Convertible Notes cease to be outstanding as a result of redemption, repurchase, conversion or other acquisition for value. MSCS may terminate all or any portion of the Borrowed Shares at any time, and the Company and MSCS may terminate any or all of the outstanding Borrowed Shares upon a default by the other party under the share lending agreement, including certain breaches by MSCS of its representations and warranties, covenants or agreements under the share lending agreement, or the bankruptcy of Molycorp or MSCS. The Company issued a total of 13,800,000 Borrowed Shares between August 22, 2012 and August 23, 2012 and received no proceeds, but only a nominal lending fee from MSCS for the use of these loaned shares, which represented the fair value assigned to it. For corporate law purposes, the Borrowed Shares are issued and outstanding. However, under the share lending agreement, MSCS has agreed: to pay to Molycorp an amount equal to cash dividends, if any, that Molycorp pays on the Borrowed Shares; to pay or deliver, as the case may be, to the Company any other distribution, other than in a liquidation or a reorganization in bankruptcy, that the Company makes on the Borrowed Shares; and not to vote on the Borrowed Shares on any matter submitted to a vote of Molycorp's stockholders. In view of the contractual undertakings of MSCS in the share lending agreement, which have the effect of substantially eliminating the economic dilution that otherwise would result from the issuance of the Borrowed Shares, the Borrowed Shares will not be considered outstanding for the purpose of computing and reporting Molycorp's earnings per share.

Subsidiary Guarantor Financial Information	9 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Subsidiary Guarantor Financial Information

Subsidiary Guarantor Financial Information
The Senior Notes are jointly, severally and unconditionally guaranteed by all of Molycorp, Inc.'s existing and future domestic material subsidiaries, as defined in the indenture governing the Senior Notes. The Senior Notes guarantee of a guarantor will automatically terminate, and the obligations of such guarantor under the Senior Notes guarantee will be unconditionally released and discharged, upon (all terms as defined in the indenture governing the Senior Notes):

(1)
any sale, exchange, transfer or other disposition of a majority of the capital stock of (including by way of consolidation or merger) such guarantor by Molycorp or any restricted subsidiary to any person or persons, as a result of which such guarantor is no longer a direct or indirect subsidiary of Molycorp;

(2)	any sale, exchange, transfer or other disposition of all or substantially all assets of such guarantor that results in such guarantor having no assets;

(3)	the designation by Molycorp of such guarantor as an unrestricted subsidiary; or

(4)	defeasance or discharge of the Senior Notes;
provided that any such event occurs in accordance with all other applicable provisions of the indenture.
Presented below are the condensed consolidating financial statements of Molycorp, Inc. (“Parent”) as issuer, its combined guarantor subsidiaries and its combined non-guarantor subsidiaries, which are presented as an alternative to providing separate financial statements for the guarantors. The accounts of the Parent, the guarantor and non-guarantor subsidiaries are presented using the equity method of accounting for investments in subsidiaries for purposes of these condensed consolidating financial statements only. Certain of the prior periods separate financial information has been reclassified to conform to the presentation of the most recent interim period disclosed.

	At September 30, 2012
	(in thousands)
Condensed Consolidating Balance Sheets	Parent	Guarantor Subsidiaries		Non-Guarantor Subsidiaries		Eliminations	Molycorp, Inc. consolidated
Current assets:
Cash and cash equivalents	$175,400	$3,830		$256,795		$—	$436,025
Trade accounts receivable, net	—	13,644		74,827		—	88,471
Inventory	—	48,335		232,798		—	281,133
Deferred charges	—	4,589		7,928		—	12,517
Deferred tax assets	—	2,049		15,353		—	17,402
Income tax receivable	—	38,933		—		—	38,933
Prepaid expenses and other current assets	—	20,867		27,844		—	48,711
Total current assets	175,400	132,247		615,545		—	923,192
Non-current assets:
Deposits	1,752	21,362		173		—	23,287
Property, plant and equipment, net	—	1,223,557		139,887		—	1,363,444
Inventory	—	9,601		—		—	9,601
Intangible assets, net	—	524		478,649		—	479,173
Investments	—	46,900		21,106		—	68,006
Deferred tax assets	—	21,002		(10,704)		—	10,298
Goodwill	—	1,977		503,026		—	505,003
Investments in consolidated subsidiaries	932,310	95,131		—		(1,027,441)	—
Intercompany accounts receivable	1,680,993	156,646	—	—	—	(1,837,639)	—

Other non-current assets	—		817		4,505		—	5,322
Total non-current assets	2,615,055		1,577,517		1,136,642		(2,865,080)	2,464,134
Total assets	$2,790,455		$1,709,764		$1,752,187		$(2,865,080)	$3,387,326

Current liabilities:
Trade accounts payable	$—		$185,097		$45,158		$—	$230,255
Accrued expenses	27,733	—	8,030	—	30,526	—	—	66,289
Income tax payable	—		63		25,538		—	25,601
Deferred tax liabilities	—		—		128		—	128
Debt and capital lease obligations	—		242	—	32,693	—	—	32,935
Other current liabilities	—		2,096		—		—	2,096
Total current liabilities	27,733		195,528	—	134,043	—	—	357,304
Non-current liabilities:
Asset retirement obligation	—		20,727		—		—	20,727
Deferred tax liabilities	(94)		43,997		145,991		—	189,894
Debt and capital lease obligations	1,160,994		15,324	—	7,210	—	—	1,183,528
Derivative liability	—		—		8,846		—	8,846
Pension liabilities	—		—		2,855		—	2,855
Intercompany accounts payable	—		1,351,099		486,540		(1,837,639)	—
Other non-current liabilities	—		1,061	—	1,959	—	—	3,020
Total non-current liabilities	1,160,900		1,432,208	—	653,401	—	(1,837,639)	1,408,870
Total liabilities	$1,188,633		$1,627,736		$787,444		$(1,837,639)	$1,766,174

Stockholders’ equity:
Common stock	138		—		—		—	138
Preferred stock	2		—		—		—	2
Additional paid-in capital	1,686,226		149,857		947,376		(1,097,233)	1,686,226
Accumulated other comprehensive loss	(9,646)		—		(9,646)		9,646	(9,646)
(Deficit) retained earnings	(74,898)		(67,829)		7,683		60,146	(74,898)
Total Molycorp stockholders’ equity	1,601,822		82,028		945,413		(1,027,441)	1,601,822
Noncontrolling interests	—		—		19,330		—	19,330
Total stockholders’ equity	1,601,822		82,028		964,743		(1,027,441)	1,621,152
Total liabilities and stockholders’ equity	$2,790,455		$1,709,764		$1,752,187		$(2,865,080)	$3,387,326

	At December 31, 2011
Condensed Consolidating Balance Sheets	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Molycorp, Inc. consolidated
Current assets:
Cash and cash equivalents	$407,446	$10,758	$651	$—	$418,855
Trade accounts receivable, net	—	58,619	12,060	—	70,679
Inventory	—	52,246	59,697	—	111,943
Deferred charges	—	7,318	—	—	7,318
Prepaid income taxes	—	10,514	—	—	10,514
Prepaid expenses and other current assets	—	17,845	1,890	—	19,735

Total current assets	407,446	157,300	74,298	—	639,044
Non-current assets:
Deposits	1,751	21,362	173	—	23,286
Property, plant and equipment, net	—	500,612	61,016	—	561,628
Inventory	—	4,362	—	—	4,362
Intangible assets, net	—	573	2,499	—	3,072
Investments	—	20,000	—	—	20,000
Goodwill	—	1,977	1,455	—	3,432
Investments in consolidated subsidiaries	150,510	118,879	—	(269,389)	—
Intercompany accounts receivable	476,711	25,870	—	(502,581)	—
Other non-current assets	—	301	—	—	301
Total non-current assets	628,972	693,936	65,143	(771,970)	616,081
Total assets	$1,036,418	$851,236	$139,441	$(771,970)	$1,255,125

Current liabilities:
Trade accounts payable	$—	$139,408	$22,179	$—	$161,587
Accrued expenses	311	11,072	1,515	—	12,898
Deferred tax liabilities	—	1,356	—	—	1,356
Debt	—	—	1,516	—	1,516
Short-term borrowings-related party	—	870	—	—	870
Current portion of asset retirement obligation	—	396	—	—	396
Total current liabilities	311	153,102	25,210	—	178,623
Non-current liabilities:
Asset retirement obligation	—	15,145	—	—	15,145
Deferred tax liabilities	—	18,899	—	—	18,899
Debt	190,877	—	5,668	—	196,545
Intercompany accounts payable	—	489,180	13,401	(502,581)	—
Other non-current liabilities	—	683	—	—	683
Total non-current liabilities	190,877	523,907	19,069	(502,581)	231,272
Total liabilities	$191,188	$677,009	$44,279	$(502,581)	$409,895

Stockholders’ equity:
Common stock	84	—	—	—	84
Preferred stock	2	—	—	—	2
Additional paid-in capital	838,547	149,857	91,158	(241,015)	838,547
Accumulated other comprehensive loss	(8,481)	—	(8,481)	8,481	(8,481)
Retained earnings	15,078	24,370	12,485	(36,855)	15,078
Total stockholders’ equity	845,230	174,227	95,162	(269,389)	845,230
Total liabilities and stockholders’ equity	$1,036,418	$851,236	$139,441	$(771,970)	$1,255,125

	Three Months Ended September 30, 2012
	(in thousands)
Condensed Consolidating Statements of Operations and Comprehensive Income	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Molycorp, Inc. consolidated
Sales	$—	$26,103	$192,060	$(12,559)	$205,604
Costs of sales:
Costs excluding depreciation and amortization	—	(38,919)	(157,768)	12,559	(184,128)
Depreciation and amortization	—	(3,375)	(7,237)	—	(10,612)
Gross (loss) profit	—	(16,191)	27,055	—	10,864
Operating expenses:
Selling, general and administrative	(29)	(20,147)	(11,292)	—	(31,468)
Corporate development	—	(1,073)	—	—	(1,073)
Depreciation, amortization and accretion	—	(742)	(8,981)	—	(9,723)
Research and development	—	(2,497)	(6,432)	—	(8,929)
Operating loss	(29)	(40,650)	350	—	(40,329)
Other (expense) income:
Other (expense) income	—	(68)	11	—	(57)
Foreign exchange (losses) gains, net	—	(3)	1,913	—	1,910
Interest expense, net	(2,920)	(1,076)	(1,273)	—	(5,269)
Interest income (expense) from intercompany notes	453	(324)	(129)	—	—
Equity earnings from consolidated subsidiaries	(16,395)	4,090	—	12,305	—
	(18,862)	2,619	522	12,305	(3,416)
Loss before income taxes and equity earnings	(18,891)	(38,031)	872	12,305	(43,745)
Income tax (expense) benefit	—	23,537	5,419	—	28,956
Equity in results of affiliates	—	(682)	20	—	(662)
Net (loss) income	(18,891)	(15,176)	6,311	12,305	(15,451)
Net income attributable to noncontrolling interest	—	—	(3,440)	—	(3,440)
Net (loss) income attributable to Molycorp stockholders	$(18,891)	$(15,176)	$2,871	$12,305	$(18,891)

Net (loss) income	$(18,891)	$(15,176)	$6,311	$12,305	$(15,451)
Other comprehensive income:
Foreign currency translation adjustments	—	—	526	—	526
Comprehensive (loss) income	$(18,891)	$(15,176)	$6,837	$12,305	$(14,925)
Comprehensive (loss) income attributable to:
Molycorp stockholders	(18,891)	(15,176)	10,277	12,305	(11,485)
Noncontrolling interest	—	—	(3,440)	—	(3,440)
	$(18,891)	$(15,176)	$6,837	$12,305	$(14,925)

	Nine Months Ended September 30, 2012
	(in thousands)
Condensed Consolidating Statements of Operations and Comprehensive Income	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Molycorp, Inc. consolidated
Sales	$—	$121,172	$293,794	$(20,315)	$394,651
Costs of sales:
Costs excluding depreciation and amortization	—	(105,185)	(252,899)	20,315	(337,769)
Depreciation and amortization	—	(7,539)	(11,526)	—	(19,065)
Gross profit	—	8,448	29,369	—	37,817
Operating expenses:
Selling, general and administrative	45	(62,746)	(16,020)	—	(78,721)
Corporate development	(46)	(19,333)	—	—	(19,379)
Depreciation, amortization and accretion	—	(1,441)	(10,920)	—	(12,361)
Research and development	—	(10,584)	(8,044)	—	(18,628)
Operating (loss) income	(1)	(85,656)	(5,615)	—	(91,272)
Other (expense) income:
Other expense	—	(37,562)	(53)	—	(37,615)
Foreign exchange (losses) gains, net	—	(5)	729	—	724
Interest expense, net	(12,602)	(194)	(2,193)	—	(14,989)
Interest income (expense) from intercompany notes	1,326	(967)	(359)	—	—
Equity earnings from consolidated subsidiaries	(78,699)	(18,302)	—	97,001	—
	(89,975)	(57,030)	(1,876)	97,001	(51,880)
Loss before income taxes and equity earnings	(89,976)	(142,686)	(7,491)	97,001	(143,152)
Income tax benefit	—	51,962	6,480	—	58,442
Equity in results of affiliates	—	(1,475)	329	—	(1,146)
Net loss	(89,976)	(92,199)	(682)	97,001	(85,856)
Net income attributable to noncontrolling interest	—	—	(4,120)	—	(4,120)
Net loss attributable to Molycorp stockholders	$(89,976)	$(92,199)	$(4,802)	$97,001	$(89,976)

Net loss	$(89,976)	$(92,199)	$(682)	$97,001	$(85,856)
Other comprehensive income:
Foreign currency translation adjustments	—	—	(1,165)	—	(1,165)
Comprehensive loss	$(89,976)	$(92,199)	$(1,847)	$97,001	$(87,021)
Comprehensive loss attributable to:
Molycorp stockholders	(89,976)	(92,199)	2,273	97,001	(82,901)
Noncontrolling interest	—	—	(4,120)	—	(4,120)
	$(89,976)	$(92,199)	$(1,847)	$97,001	$(87,021)

	Three Months Ended September 30, 2011
	(in thousands)
Condensed Consolidating Statements of Operations and Comprehensive Income	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Molycorp, Inc. consolidated
Sales	$—	$139,326	$35,910	$(37,186)	$138,050
Costs of sales:
Costs excluding depreciation and amortization	—	(62,259)	(25,529)	37,186	(50,602)
Depreciation and amortization	—	(2,440)	(2,616)	—	(5,056)
Gross profit	—	74,627	7,765	—	82,392
Operating expenses:
Selling, general and administrative	(592)	(11,374)	(216)	—	(12,182)
Corporate development	—	(573)	—	—	(573)
Depreciation, amortization and accretion	—	(148)	(396)	—	(544)
Research and development	—	(2,148)	—	—	(2,148)
Operating (loss) income	(592)	60,384	7,153	—	66,945
Other (expense) income:
Other expense	—	(117)	—	—	(117)
Foreign exchange losses, net	—	—	(2,000)	—	(2,000)
Interest expense, net	(599)	(11)	(61)	—	(671)
Interest income (expense) from intercompany notes	61	(24)	(37)	—	—
Equity earnings from consolidated subsidiaries	46,486	5,309	—	(51,795)	—
	45,948	5,157	(2,098)	(51,795)	(2,788)
Income (loss) before income taxes	45,356	65,541	5,055	(51,795)	64,157
Income tax expense	—	(19,055)	(1)	—	(19,056)
Net income (loss)	45,356	46,486	5,054	(51,795)	45,101
Net income attributable to noncontrolling interest	—	—	255	—	255
Net income (loss) attributable to Molycorp stockholders	$45,356	$46,486	$5,309	$(51,795)	$45,356

Net income (loss)	$45,356	$46,486	$5,054	$(51,795)	$45,101
Other comprehensive income:
Foreign currency translation adjustments	—	—	(5,564)	—	(5,564)
Comprehensive income (loss)	$45,356	$46,486	$(510)	$(51,795)	$39,537
Comprehensive income (loss) attributable to:
Molycorp stockholders	45,356	46,486	299	(51,795)	40,346
Noncontrolling interest	—	—	(809)	—	(809)
	$45,356	$46,486	$(510)	$(51,795)	$39,537

	Nine Months Ended September 30, 2011
	(in thousands)
Condensed Consolidating Statements of Operations and Comprehensive Income	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Molycorp, Inc. consolidated
Sales	$—	$252,132	$68,568	$(56,773)	$263,927
Costs of sales:
Costs excluding depreciation and amortization	—	(115,622)	(46,821)	56,773	(105,670)
Depreciation and amortization	—	(6,820)	(2,768)	—	(9,588)
Gross profit	—	129,690	18,979	—	148,669
Operating expenses:
Selling, general and administrative	(3,903)	(25,784)	(1,778)	—	(31,465)
Corporate development	—	(3,889)	—	—	(3,889)
Depreciation, amortization and accretion	—	(988)	(396)	—	(1,384)
Research and development	—	(5,165)	—	—	(5,165)
Operating loss	(3,903)	93,864	16,805	—	106,766
Other (expense) income:
Other expense	—	(152)	—	—	(152)
Foreign exchange losses, net	—	—	(1,850)	—	(1,850)
Interest expense, net	(295)	(3)	(163)	—	(461)
Interest income (expense) from intercompany notes	61	(24)	(37)	—	—
Equity earnings from consolidated subsidiaries	95,084	14,041	—	(109,125)	—
	94,850	13,862	(2,050)	(109,125)	(2,463)
Income before income taxes	90,947	107,726	14,755	(109,125)	104,303
Income tax expense	—	(12,642)	(1)	—	(12,643)
Net income	90,947	95,084	14,754	(109,125)	91,660
Net income attributable to noncontrolling interest	—	—	(713)	—	(713)
Net income attributable to Molycorp stockholders	$90,947	$95,084	$14,041	$(109,125)	$90,947

Net income	$90,947	$95,084	$14,754	$(109,125)	$91,660
Other comprehensive income:
Foreign currency translation adjustments	—	—	(4,240)	—	(4,240)
Comprehensive income	$90,947	$95,084	$10,514	$(109,125)	$87,420
Comprehensive income attributable to:
Molycorp stockholders	90,947	95,084	10,224	(109,125)	87,130
Noncontrolling interest	—	—	290	—	290
	$90,947	$95,084	$10,514	$(109,125)	$87,420

	Nine Months Ended September 30, 2012
	(in thousands)
Condensed Consolidating Statements of Cash Flows	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Molycorp, Inc. consolidated
Net cash (used in) provided by operating activities	17,094	(95,576)	31,294	—	(47,188)
Cash flows from investing activities:
Cash paid in connection with acquisitions, net of cash acquired	—	—	(591,011)	—	(591,011)
Loans to subsidiaries	(683,063)	—	—	683,063	—
Net intercompany advances and repayments	(792,709)	680,966	111,743	—	—
Repayments from subsidiaries	34,327	—	—	(34,327)	—
Investment in subsidiaries	(350,000)	—	—	350,000	—
Notes receivable to non-guarantor	—	(227,512)	—	227,512	—
Repayments of notes receivable from non-guarantor	—	100,000	—	(100,000)	—
Investment in joint venture		(28,130)	—	—	(28,130)
Deposits	—	(516)	—	—	(516)
Capital expenditures	—	(628,407)	(16,276)	—	(644,683)
Other investing activities	—	—	4,953	—	4,953
Net cash (used in) provided by investing activities	(1,791,445)	(103,599)	(490,591)	1,126,248	(1,259,387)
Cash flows provided from financing activities:
Capital contributions from stockholder	390,225	—	—	—	390,225
Capital contribution from Parent	—	—	350,000	(350,000)	—
Repayments of debt	—	(870)	(227,561)	—	(228,431)
Net proceeds from sale of common stock	132,471	—	—	—	132,471
Issuance of 10% Senior Secured Notes	635,373	—	—	—	635,373
Issuance of 6.00% Convertible Notes	395,712	—	—	—	395,712
Payments of preferred dividends	(8,539)	—	—	—	(8,539)
Proceeds from debt	—	—	9,456	—	9,456
Borrowing from parent	—	227,512	455,551	(683,063)	—
Repayments to parent	—	(34,327)	—	34,327	—
Notes receivable from guarantor	—	—	227,512	(227,512)	—
Repayments of notes receivable from guarantor	—	—	(100,000)	100,000	—
Other financing activities	(2,937)	(68)	(326)	—	(3,331)
Net cash provided by (used in) financing activities	1,542,305	192,247	714,632	(1,126,248)	1,322,936
Effect of exchange rate changes on cash	—	—	809	—	809
Net change in cash and cash equivalents	(232,046)	(6,928)	256,144	—	17,170
Cash and cash equivalents at beginning of the period	407,446	10,758	651	—	418,855
Cash and cash equivalents at end of period	$175,400	$3,830	$256,795	$—	$436,025

	Nine Months Ended September 30, 2011
	(in thousands)
Condensed Consolidating Statements of Cash Flows	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Molycorp, Inc. consolidated
Net cash (used in) provided by operating activities	(1,957)	28,085	2,596	—	28,724
Cash flows from investing activities:
Cash paid in connection with acquisitions, net of cash acquired	—	(20,126)	105	—	(20,021)
Cash paid to acquire non-marketable securities	—	(20,000)	—	—	(20,000)
Loans to subsidiaries	(20,161)	—	—	20,161	—
Net intercompany advances and repayments	(179,699)	180,374	(675)	—	—
Deposits	16,449	(13,503)	—	—	2,946
Capital expenditures	—	(157,037)	(3,880)	—	(160,917)
Other investing activities	—	—	19	—	19
Net cash used in investing activities	(183,411)	(30,292)	(4,431)	20,161	(197,973)
Cash flows provided from financing activities:
Repayments of short-term borrowings—related party	—	(2,343)	—	—	(2,343)
Repayments of debt	—	—	(5,447)	—	(5,447)
Net borrowing from parent	—	8,124	12,037	(20,161)	—
Net proceeds from sale of preferred stock	199,642	—	—	—	199,642
Net proceeds from sale of Convertible Notes	223,100	—	—	—	223,100
Payments of preferred dividends	(6,167)	—	—	—	(6,167)
Proceeds from debt	—	—	6,337	—	6,337
Net cash provided by financing activities	416,575	5,781	12,927	(20,161)	415,122
Effect of exchange rate changes on cash	—	—	(348)	—	(348)
Net change in cash and cash equivalents	231,207	3,574	10,744	—	245,525
Cash and cash equivalents at beginning of the period	316,430	—	—	—	316,430
Cash and cash equivalents at end of period	$547,637	$3,574	$10,744	$—	$561,955

Subsidiary Guarantor Financial Information

The Senior Notes are jointly, severally and unconditionally guaranteed by all of Molycorp, Inc.'s existing and future domestic material subsidiaries, as defined in the indenture governing the Senior Notes. The Senior Notes guarantee of a guarantor will automatically terminate, and the obligations of such guarantor under the Senior Notes guarantee will be unconditionally released and discharged, upon (all terms as defined in the indenture governing the Senior Notes):

(1)
any sale, exchange, transfer or other disposition of a majority of the capital stock of (including by way of consolidation or merger) such guarantor by Molycorp or any restricted subsidiary to any person or persons, as a result of which such guarantor is no longer a direct or indirect subsidiary of Molycorp;

(2)	any sale, exchange, transfer or other disposition of all or substantially all assets of such guarantor that results in such guarantor having no assets;

(3)	the designation by Molycorp of such guarantor as an unrestricted subsidiary; or

(4)	defeasance or discharge of the Senior Notes;
provided that any such event occurs in accordance with all other applicable provisions of the indenture.
Presented below are the condensed consolidating financial statements of Molycorp, Inc. (“Parent”) as issuer, its combined guarantor subsidiaries and its combined non-guarantor subsidiaries, which are presented as an alternative to providing separate financial statements for the guarantors. The accounts of the Parent, the guarantor and non-guarantor subsidiaries are presented using the equity method of accounting for investments in subsidiaries for purposes of these condensed consolidating financial statements only. Certain of the prior periods separate financial information has been reclassified to conform to the presentation of the most recent period herein disclosed.

	At December 31, 2011
Condensed Consolidating Balance Sheets	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Molycorp, Inc. consolidated
Current assets:
Cash and cash equivalents	$407,446	$10,758	$651	$—	$418,855
Trade accounts receivable, net	—	58,619	12,060	—	70,679
Inventory	—	52,246	59,697	—	111,943
Deferred charges	—	7,318	—	—	7,318
Prepaid income taxes	—	10,514	—	—	10,514
Prepaid expenses and other current assets	—	17,845	1,890	—	19,735
Total current assets	407,446	157,300	74,298	—	639,044
Non-current assets:
Deposits	1,751	21,362	173	—	23,286
Property, plant and equipment, net	—	500,612	61,016	—	561,628
Inventory	—	4,362	—	—	4,362
Intangible assets, net	—	573	2,499	—	3,072
Investments	—	20,000	—	—	20,000
Goodwill	—	1,977	1,455	—	3,432

Investments in consolidated subsidiaries	150,510	118,879	—	(269,389)	—
Intercompany accounts receivable (payable)	476,711	25,870	—	(502,581)	—
Other non-current assets	—	301	—	—	301
Total non-current assets	628,972	693,936	65,143	(771,970)	616,081
Total assets	$1,036,418	$851,236	$139,441	$(771,970)	$1,255,125

Current liabilities:
Trade accounts payable	$—	$139,408	$22,179	$—	$161,587
Accrued expenses	311	11,072	1,515	—	12,898
Deferred tax liabilities	—	1,356	—	—	1,356
Debt	—	—	1,516	—	1,516
Short-term borrowings-related party	—	870	—	—	870
Current portion of asset retirement obligation	—	396	—	—	396
Total current liabilities	311	153,102	25,210	—	178,623
Non-current liabilities:
Asset retirement obligation	—	15,145	—	—	15,145
Deferred tax liabilities	—	18,899	—	—	18,899
Debt	190,877	—	5,668	—	196,545
Intercompany accounts payable	—	489,180	13,401	(502,581)	—
Other non-current liabilities	—	683	—	—	683
Total non-current liabilities	190,877	523,907	19,069	(502,581)	231,272
Total liabilities	$191,188	$677,009	$44,279	$(502,581)	$409,895

Stockholders’ equity:
Common stock	84	—	—	—	84
Preferred stock	2	—	—	—	2
Additional paid-in capital	838,547	149,857	91,158	(241,015)	838,547
Accumulated other comprehensive loss	(8,481)	—	(8,481)	8,481	(8,481)
Retained earnings	15,078	24,370	12,485	(36,855)	15,078
Total stockholders’ equity	845,230	174,227	95,162	(269,389)	845,230
Total liabilities and stockholders’ equity	$1,036,418	$851,236	$139,441	$(771,970)	$1,255,125

	At December 31, 2010
Condensed Consolidating Balance Sheets	Parent	Guarantor Subsidiaries	Eliminations	Molycorp, Inc. consolidated
Current assets:
Cash and cash equivalents	$316,430	$—	$—	$316,430
Trade accounts receivable, net	—	16,421	—	16,421
Inventory	—	18,822	—	18,822
Prepaid expenses and other current assets	—	1,759	—	1,759
Total current assets	316,430	37,002	—	353,432
Non-current assets:
Deposits	18,200	8,000	—	26,200
Property, plant and equipment, net	—	93,966	—	93,966
Inventory	—	5,212	—	5,212
Intangible assets, net	—	639	—	639
Investments in consolidated subsidiary	39,097	—	(39,097)	—
Intercompany accounts receivable	72,893	107	(73,000)	—
Other non-current assets	—	111	—	111
Total non-current assets	130,190	108,035	(112,097)	126,128
Total assets	$446,620	$145,037	$(112,097)	$479,560

Current liabilities:
Trade accounts payable	$—	$13,009	$—	$13,009
Accrued expenses	—	4,225	—	4,225
Short-term borrowing - related party	—	3,085	—	3,085
Other current liabilities	—	393	—	393
Total current liabilities	—	20,712	—	20,712
Non-current liabilities:
Asset retirement obligation	—	12,078	—	12,078
Intercompany accounts payable	107	72,893	(73,000)
Other non-current liabilities	—	257	—	257
Total non-current liabilities	107	85,228	(73,000)	12,335
Total liabilities	$107	$105,940	$(73,000)	$33,047

Stockholders’ equity:
Common stock	82	—	—	82
Additional paid-in capital	539,866	132,335	(132,335)	539,866
Deficit	(93,435)	(93,238)	93,238	(93,435)
Total stockholders’ equity	446,513	39,097	(39,097)	446,513
Total liabilities and stockholders’ equity	$446,620	$145,037	$(112,097)	$479,560

	Year Ended December 31, 2011
Condensed Consolidating Statements of Operations and Comprehensive Income	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Molycorp, Inc. consolidated
Sales	$—	$365,490	$100,398	$(69,057)	$396,831
Operating costs and expenses:
Cost of goods sold	—	(168,362)	(78,585)	69,057	(177,890)
Selling, general and administrative	(7)	(61,926)	(2,454)	—	(64,387)
Depreciation and amortization	—	(423)	(310)	—	(733)
Accretion expense	—	(955)	—	—	(955)
Operating (loss) income	(7)	133,824	19,049	—	152,866
Other (expense) income:
Other expense	—	(153)	—	—	(153)
Foreign exchange losses, net	—	—	(5,415)	—	(5,415)
Interest expense, net	(499)	248	(137)	—	(388)
Interest income (expense) from intercompany notes	424	(296)	(128)	—	—
Equity earnings from consolidated subsidiaries	117,608	12,485	—	(130,093)	—
	117,533	12,284	(5,680)	(130,093)	(5,956)
Income before income taxes	117,526	146,108	13,369	(130,093)	146,910
Income tax expense	—	(28,500)	(76)	—	(28,576)
Net income	117,526	117,608	13,293	(130,093)	118,334
Net income attributable to noncontrolling interest	—	—	(808)	—	(808)
Net income attributable to Molycorp stockholders	$117,526	$117,608	$12,485	$(130,093)	$117,526

Net income	$117,526	$117,608	$13,293	$(130,093)	$118,334
Other comprehensive income:
Foreign currency translation adjustments	—	—	(8,481)	—	(8,481)
Comprehensive income (loss)	$117,526	$117,608	$4,812	$(130,093)	$109,853
Comprehensive income (loss) attributable to:
Molycorp stockholders	117,526	117,608	4,427	(130,093)	109,468
Noncontrolling interest	—	—	385	—	385
	$117,526	$117,608	$4,812	$(130,093)	$109,853

	Year Ended December 31, 2010
Condensed Consolidating Statements of Operations	Parent	Guarantor Subsidiaries	Eliminations	Molycorp, Inc. consolidated
Sales	$—	$35,157	$—	$35,157
Operating costs and expenses:
Cost of goods sold	—	(37,591)	—	(37,591)
Selling, general and administrative	(436)	(47,077)	—	(47,513)
Depreciation and amortization	—	(319)	—	(319)
Accretion	—	(912)	—	(912)
Operating loss	(436)	(50,742)	—	(51,178)
Other (expense) income:
Other income	—	155	—	155
Interest income, net	249	—	—	249
Equity earnings from consolidated subsidiaries	(50,587)	—	50,587	—
	(50,338)	155	50,587	404
Net loss	(50,774)	(50,587)	50,587	(50,774)

	Year Ended December 31, 2009
Condensed Consolidating Statements of Operations	Parent	Guarantor Subsidiaries	Eliminations	Molycorp, LLC consolidated (a)
Sales	$—	$7,093	$—	$7,093
Costs of sales:
Costs excluding depreciation and amortization	—	(18,080)	—	(18,080)
Depreciation and amortization	—	(3,705)	—	(3,705)
Gross loss	—	(14,692)	—	(14,692)
Operating expenses:
Selling, general and administrative	—	(12,685)	—	(12,685)
Depreciation, amortization and accretion	—	(1,197)	—	(1,197)
Operating loss	—	(28,574)	—	(28,574)
Other (expense) income:
Other income	—	181	—	181
Interest expense, net	—	(194)	—	(194)
Equity earnings from consolidated subsidiary	(28,587)	—	28,587	—
	$(28,587)	$(13)	$28,587	$(13)
Net loss	$(28,587)	$(28,587)	$28,587	$(28,587)

(a) Molycorp Minerals, LLC, a Delaware limited liability company formerly known as Rare Earth Acquisitions LLC, was formed on June 12, 2008 to purchase the Mountain Pass, California rare earth deposit and associated assets from Chevron Mining Inc., a subsidiary of Chevron Corporation. Molycorp, LLC, which became the parent of Molycorp Minerals, LLC, was formed on September 9, 2009 as a Delaware limited liability company. Molycorp, Inc. was formed on March 4, 2010 as a new Delaware corporation and was not, prior to the date of the consummation of its initial public offering, conducting any material activities. The members of Molycorp, LLC contributed either (a) all of their member interests in Molycorp, LLC or (b) all of their equity interests in entities that hold member interests in Molycorp, LLC (and no other assets or liabilities) to Molycorp, Inc. in exchange for shares of Molycorp, Inc. Class A common stock. Additionally, all of the holders of profits interests in Molycorp Minerals, LLC, which were represented by incentive shares, contributed all of their incentive shares to Molycorp, Inc. in exchange for shares of Molycorp, Inc. Class B common stock. Accordingly, Molycorp, LLC and Molycorp Minerals, LLC became subsidiaries of Molycorp, Inc., which we refer to as the “Corporate Reorganization”. Following the Corporate Reorganization, Molycorp, LLC was merged with and into Molycorp Minerals, LLC. Immediately prior to the consummation of Molycorp, Inc.'s initial public offering, all of the shares of Class A common stock and Class B common stock were converted into shares of common stock.

	Year Ended December 31, 2011
Condensed Consolidating Statements of Cash Flows	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Molycorp, Inc. consolidated
Net cash provided by (used in) operating activities	903	44,211	(2,149)	—	42,965
Cash flows from investing activities:
Cash paid in connection with acquisitions, net of cash acquired	—	(30,128)	105	—	(30,023)
Cash paid to acquire non-marketable securities	—	(20,000)	—	—	(20,000)
Loans to subsidiaries	(49,430)	—	—	49,430	—
Net intercompany advances and repayments	(290,633)	290,001	632	—
Deposits	16,449	(13,552)	—	—	2,897
Capital expenditures	—	(294,010)	(8,170)	—	(302,180)
Other investing activities	—	16	(100)	—	(84)
Net cash provided by (used in) investing activities	(323,614)	(67,673)	(7,533)	49,430	(349,390)
Cash flows provided from financing activities:
Repayments of short-term borrowings—related party	—	(3,150)	—	—	(3,150)
Repayments of debt	—	—	(4,428)	—	(4,428)
Net proceeds from sale of preferred stock	199,642	—	—	—	199,642
Net proceeds from sale of Convertible Notes	223,100	—	—	—	223,100
Payments of preferred dividends	(9,015)	—	—	—	(9,015)
Proceeds from debt	—	—	5,131	—	5,131
Net borrowings from parent	—	37,370	12,060	(49,430)	—
Net cash provided by financing activities	413,727	34,220	12,763	(49,430)	411,280
Effect of exchange rate changes on cash	—	—	(2,430)	—	(2,430)
Net change in cash and cash equivalents	91,016	10,758	651	—	102,425
Cash and cash equivalents at beginning of the period	316,430	—	—	—	316,430
Cash and cash equivalents at end of period	$407,446	$10,758	$651	$—	$418,855

	Year Ended December 31, 2010
Condensed Consolidating Statements of Cash Flows	Parent	Guarantor Subsidiaries	Eliminations	Molycorp, Inc. consolidated
Net cash (used in) provided by operating activities	(187)	(28,530)	—	(28,717)
Cash flows from investing activities:
Investment in consolidated subsidiary	(15,000)	—	15,000	—
Deposits	(18,200)	(8,000)	—	(26,200)
Capital expenditures	—	(33,129)	—	(33,129)
Net intercompany advances and repayments	(43,931)	43,931	—	—
Other investing activities	—	(102)	—	(102)
Net cash used in investing activities	(77,131)	2,700	15,000	(59,431)
Cash flows provided from financing activities:
Capital contributions from original stockholders	15,000	—	—	15,000
Capital contributions from parent company	—	15,000	(15,000)	—
Repayments of short-term borrowings—related party	—	(1,107)	—	(1,107)
Net proceeds from sale of common stock in conjunction with initial public offering	378,633	—	—	378,633
Proceeds from exercise of options	300	—	—	300
Proceeds from short-term borrowings—related party	—	5,008	—	5,008
Other financing activities	(185)	—	—	(185)
Net cash provided by financing activities	393,748	18,901	(15,000)	397,649
Net change in cash and cash equivalents	316,430	(6,929)	—	309,501
Cash and cash equivalents at beginning of the period	—	6,929	—	6,929
Cash and cash equivalents at end of period	$316,430	$—	$—	$316,430

	Year Ended December 31, 2009
Condensed Consolidating Statements of Cash Flows	Parent	Guarantor Subsidiaries	Eliminations	Molycorp, LLC consolidated (a)
Net cash used in operating activities	—	(22,371)	—	(22,371)
Cash flows from investing activities:
Investment in consolidated subsidiary	(10,000)	—	10,000	—
Proceeds from sale of investment in joint venture	—	9,700	—	9,700
Capital expenditures	—	(7,285)	—	(7,285)
Proceeds from sale of assets	—	5	—	5
Net cash (used in) provided by investing activities	(10,000)	2,420	10,000	2,420
Cash flows provided from financing activities:
Capital contributions from original stockholders	10,000	8,004	—	18,004
Capital contributions from parent company	—	10,000	(10,000)	—
Proceeds from exercise of options	—	50	—	50
Proceeds from short-term borrowings—related party	—	6,637	—	6,637
Net cash provided by financing activities	10,000	24,691	(10,000)	24,691
Net change in cash and cash equivalents	—	4,740	—	4,740
Cash and cash equivalents at beginning of the period	—	2,189	—	2,189
Cash and cash equivalents at end of period	$—	$6,929	$—	$6,929

Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Use of Estimates

(a)	Use of Estimates
The preparation of the financial statements, in accordance with generally accepted accounting principles in the United States of America (“GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management bases its estimates on the Company’s historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Actual results may differ significantly from these estimates under different assumptions and conditions.
Significant estimates made by management in the accompanying financial statements include the collectability of accounts receivable, the recoverability of inventory, the useful lives and recoverability of long-lived assets such as property, plant and equipment, intangible assets and investments, the fair values of assets acquired and liabilities assumed, including business combinations, and the adequacy of the Company’s asset retirement obligations.

Sales and Cost of Goods Sold

(b)	Sales and Cost of Goods Sold
Sales are recognized when persuasive evidence of an arrangement exists, the risks and rewards of ownership have been transferred to the customer, which is generally when title passes, the selling price is fixed or determinable, and collection is reasonably assured. Title generally passes upon shipment of product from the Company’s production facilities. Prices are generally set at the time of, or prior to, shipment. Transportation and distribution costs are incurred only on sales for which the Company is responsible for delivering the product.
Cost of goods sold includes the cost of production as well as write downs to the extent of inventory costs in excess of market values. Primary production costs include labor, raw materials, supplies, maintenance costs, depreciation, and plant overhead.

Cash and Cash Equivalents

(c)	Cash and Cash Equivalents
Cash and cash equivalents consist of cash and liquid investments with an original maturity of three months or less. At December 31, 2011 and 2010, cash and cash equivalents included of $423.4 million and $316.4 million, respectively, of funds held in money market accounts.

Trade Accounts Receivable

(d)	Trade Accounts Receivable
Trade accounts receivable are recorded at the invoiced amount and do not bear interest. The Company reviews the need for an allowance for doubtful accounts on a quarterly basis. As of December 31, 2011 and 2010, an allowance for doubtful accounts was not required.

Inventories

(e)	Inventories
Inventories consist of raw materials, work in process (“WIP”), finished goods, stockpiles of bastnasite concentrate, and materials and supplies. Inventory cost is determined using the lower of weighted average cost or estimated net realizable value. Inventory expected to be sold in the next 12 months is classified as a current asset in the consolidated balance sheets. During the fourth quarter of 2011, the Company purchased certain chemical products that will be used at the Molycorp Mountain Pass facility. These chemicals have an estimated useful life of approximately 20 years due to recycling and reuse in the new plant following completion of Project Phoenix Phase 1; accordingly, these chemicals have been classified as long-term raw materials in the consolidated balance sheet as of December 31, 2011.
Molycorp evaluates its production levels and costs to determine if any should be deemed abnormal, and therefore excluded from inventory costs. For the years ended December 31, 2011, 2010 and 2009, Molycorp determined that approximately $4.3 million, $11.0 million, and $2.5 million, respectively, of production costs would have been allocated to additional tons produced, assuming Molycorp had been operating at normal production rates. As a result, these costs were excluded from inventory and instead expensed during the applicable periods. The assessment of normal production levels is judgmental and is unique to each quarter. Molycorp models normal production levels and evaluates historical ranges of production in assessing what is deemed to be normal.
Write-downs to estimated net realizable value are charged to cost of goods sold. Many factors influence the market prices for REOs and, in the absence of established prices contained in customer contracts, management uses an independent pricing source to evaluate market prices for REOs at the end of each quarter. For the years ended December 31, 2011, 2010 and 2009 the Company recognized write-downs of $2.8 million, $2.5 million, and $9.0 million, respectively, as a result of production costs in excess of certain REO market prices. In addition, during the year ended December 31, 2011 and in the fourth quarter of 2010 Molycorp recognized a $2.3 million and $1.7 million write-down of WIP inventory based on estimated REO quantities, respectively. Also in the fourth quarter of 2010, a $1.0 million write-down of bastnasite stockpile inventory was recognized based on estimated REO quantities.
The level within the fair value hierarchy in which the write-downs of inventory are included is the significant other observable inputs—Level 2.
The Company evaluates the carrying value of materials and supply inventories each quarter giving consideration to slow-moving items, obsolescence, excessive levels, and other factors and recognizes related write-downs as necessary.
At December 31, 2011 and 2010, inventory consisted of the following (in thousands):

	December 31, 2011	December 31, 2010
Current:
Concentrate stockpiles	$3,704	$4,206
Raw materials	44,770	400
Work in process	16,602	3,582
Finished goods	45,045	9,307
Materials and supplies	1,822	1,327
Total current	$111,943	$18,822
Long-term:
Concentrate stockpiles	$1,144	$5,108
Raw materials	3,186	—
Finished goods	32	104
Total long-term	$4,362	$5,212

Deposits

(f)	Deposits
The Company had $23.3 million and $26.2 million in deposits reported as Non-current assets on the Consolidated Balance Sheets as of December 31, 2011 and 2010, respectively. The $23.3 million deposits as of December 31, 2011 consisted of $20.6 million under the escrow arrangement for the Company’s facilities agreement with Kern River Gas Transmission Company, $1.5 million related to the Company’s construction insurance program, and $1.2 million related primarily to other restricted cash requirements. During the second quarter of 2011, the Company collected an $18.2 million deposit which was no longer required to secure surety bonds obtained for the California state and regional agencies relating to the Molycorp Mountain Pass facility closure and reclamation obligations. The $26.2 million deposits as of December 31, 2010 consisted of $18.2 million collateral used to secure surety bonds obtained for the California state and regional agencies relating to our Molycorp Mountain Pass facility closure and reclamation obligations, and $8.0 million under the escrow arrangement for the Company’s facilities agreement with Kern River Gas Transmission Company.

Property, Plant and Equipment, net

(g)	Property, Plant and Equipment, net
Property, plant and equipment associated with the acquisitions of the Molycorp Mountain Pass facility, Molycorp Sillamäe and Molycorp Tolleson were recorded at estimated fair value as of the acquisition date. Expenditures for new property, plant and equipment and improvements that extend the useful life or functionality of the asset are capitalized. The Company capitalized $416.8 million and $38.6 million in plant modernization and other capital costs for the years ended December 31, 2011 and 2010, respectively. These amounts include capitalized interest of $7.5 million in 2011 and $0.1 million in 2010. Depreciation on plant and equipment is calculated using the straight-line method over the estimated useful lives of the assets. Depreciation expense for the years ended December 31, 2011, 2010 and 2009, was $14.0 million, $6.0 million and $3.9 million, respectively. Maintenance costs are expensed as incurred.
Mineral properties at December 31, 2011 and 2010, represent the purchase price allocated to mineral resources associated with the Molycorp Mountain Pass facility and mineral property development costs (see Note 4(h) below).
At December 31, 2011 and 2010, property, plant and equipment and related useful lives were as follows (in thousands):

	December 31, 2011	December 31, 2010
Land	$11,059	$800
Land improvements (15 years)	15,748	15,415
Buildings and improvements (4 to 27 years)	23,677	6,892
Plant and equipment (2 to 12 years)	68,441	19,560
Vehicles (7 years)	1,235	1,049
Computer software (5 years)	3,002	1,563
Furniture and fixtures (5 years)	464	170
Construction in progress	436,547	34,809
Mineral properties	24,692	23,968
Property, plant and equipment at cost	584,865	104,226
Less accumulated depreciation	(23,237)	(10,260)
Property, plant and equipment, net	$561,628	$93,966

In accordance with Accounting Standard Codification (“ASC”) 360, Property Plant and Equipment, long-lived assets such as property, plant, and equipment, mineral properties and purchased intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. There were no events or changes in circumstances indicating that the carrying amount of the Company’s long-lived assets as of December 31, 2011 may not be recoverable. Molycorp recognized a $3.1 million, net of depreciation, impairment expense associated with the mill and crusher, including the associated asset retirement cost, which was included in cost of goods sold in the consolidated statement of operations for the year ended December 31, 2010, as a result of managements’ decision to replace rather than refurbish these assets.

Mineral Properties and Development Costs

(h)	Mineral Properties and Development Costs
Mineral properties and development costs, which are referred to collectively as mineral properties, include acquisition costs, drilling costs, and the cost of other development work, all of which are capitalized. The Company depletes mineral properties using the units of production method over estimated proven and probable reserves. Molycorp’s proven and probable reserves are based on extensive drilling, sampling, mine modeling, and mineral recovery from which economic feasibility has been determined. The proven and probable reserves are estimated based on information available at the time the reserves are calculated. Proven and probable reserves are based on estimates, and no assurance can be given that the indicated levels of recovery of REOs will be realized or that production costs and estimated future development costs will not exceed the net realizable value of the products. Reserve estimates may require revisions based on actual production experience. Market price fluctuations of REOs, as well as increased production costs or reduced recovery rates, could render proven and probable reserves containing relatively lower grades of mineralization uneconomic to exploit and might result in a reduction of reserves.

Research and Development

(i)	Research and Development
The Company has invested significant resources to improve the efficiency of its REO processing operations and the development of new applications for individual REEs. For the years ended December 31, 2011, 2010 and 2009, the Company spent $8.3 million, $2.5 million and $1.5 million, respectively, on research and development. These costs are recognized under the “Selling, general and administrative” line on the consolidated statements of operations and consist primarily of salaries, outside labor, material and equipment.

Intangible Assets

(j)	Intangible Asset
The Company acquired its trade name in connection with the Molycorp Mountain Pass facility acquisition. Amortization on the trade name is provided using the straight-line method based on an estimated useful life of 12 years. In connection with the acquisition of Molycorp Sillamäe, the Company acquired certain customer relationships, which are amortized using the straight-line method based on an estimated useful life of 15 years.
At December 31, 2011 and December 31, 2010, amortizable intangible assets consisted of the following (in thousands):

	December 31, 2011	December 31, 2010
Trade name	$786	$786
Customer relationships	2,153	—
Other	516	—
Gross carrying amount	3,455	786
Less accumulated amortization	(383)	(147)
Net carrying amount	$3,072	$639

Amortization expense for the years ended December 30, 2011, 2010 and 2009 was $236,795, $65,000 and $65,000, respectively. Amortization expense for the next five years and thereafter is expected to be as follows (in thousands):

2012	$265
2013	261
2014	260
2015	260
2016	260
Thereafter	1,766
Total	$3,072

Investment in Joint Ventures

(k)	Investments in Joint Ventures
In connection with the Molycorp Mountain Pass facility acquisition, the Company acquired a one-third interest in a joint venture with Sumitomo Metals Industries, Ltd. of Japan (“Sumitomo Metals”) called Sumikin Molycorp (“SMO”). The Company sold its interest in the joint venture to Sumitomo Metals on July 9, 2009 for cash consideration of $9.7 million and recognized no gain.

Investments in non-marketable securities

(l)	Investments in non-marketable securities
The Company accounts for investments in non-marketable equity securities for which it does not have the ability to exercise significant influence over the investee’s operations and financial policies under the cost method of accounting. Cost method investments are carried at cost and are subject to other-than-temporary impairment assessments. On September 13, 2011, the Company invested $20.0 million into Boulder Wind Power, Inc. Series B convertible preferred stock, which is accounted for at cost. As of December 31, 2011, the fair value of this investment was not estimated as there were no identified events or changes in circumstances that may have had a significant adverse effect on the fair value of the investment.

Asset Retirement Obligation

(n)	Asset Retirement Obligation
The Company accounts for reclamation costs, along with other costs related to the closure of the Molycorp Mountain Pass facility, in accordance with ASC 410-20, Asset Retirement Obligations. This standard requires the Company to recognize asset retirement obligations at estimated fair value in the period in which the obligation is incurred. The Company recognized an asset retirement obligation and corresponding asset retirement cost of $13.3 million in connection with the Molycorp Mountain Pass facility acquisition. The liability was initially measured at fair value and is subsequently adjusted for accretion expense and changes in the amount or timing of the estimated cash flows. The asset retirement cost was capitalized as part of the carrying amount of the related long-lived assets and is being depreciated over the assets’ remaining useful lives.
In connection with an updated asset retirement obligation analysis prepared as of June 30, 2010, the Company determined that its asset retirement obligation was overstated by approximately $2.5 million as a result of not reducing its prior estimate for costs of soil remediation performed prior to the Company’s acquisition of the Molycorp Mountain Pass facility. Because the depreciation of the overstated asset retirement costs and accretion of the asset retirement obligation had an immaterial impact on the Company’s net loss for all periods previously presented and cumulatively since inception, the Company reduced its asset retirement cost asset and asset retirement obligation by approximately $2.5 million effective April 1, 2010. On November 4, 2010, the Board approved an expanded budget which accelerated the removal of the crusher and milling facility, which resulted in a $0.6 million increase in the asset retirement obligation. During 2011, the Company increased the asset retirement obligation by $2.5 million in connection with the construction of buildings and other infrastructures related to Project Phoenix Phase 1 and Project Phoenix Phase 2. Depreciation expense associated with the asset retirement cost was $1.0 million, $1.1 million and $1.2 million for the years ended December 31, 2011, 2010 and 2009, respectively. The following table presents the activity in the Company’s asset retirement obligation (in thousands):

	Year Ended December 31, 2011	Year Ended December 31, 2010
Balance at beginning of period	$12,471	$14,202
Obligations settled	(1,030)	(632)
Accretion expense	955	912
Revisions in estimated cash flows	2,508	(1,939)
Loss (Gain) on settlement	637	(72)
Balance at end of period	$15,541	$12,471

The Company is required to provide the applicable governmental agencies with financial assurances relating to its closure and reclamation obligations. As of December 31, 2011 and 2010, the Company had financial assurance requirements of $27.6 million which were satisfied with surety bonds placed with the California state and regional agencies.

Debt

(o)	Debt
On June 15, 2011, the Company completed the issuance and sale of $230.0 million aggregate principal amount (net proceeds of $223.1 million after deducting the initial purchasers’ discounts and commissions) of its 3.25% Convertible Notes due 2016 (the “Notes”) in an offering exempt from the registration requirements of the Securities Act of 1933 (the “Securities Act”). The Notes were offered only to qualified institutional buyers pursuant to Rule 144A under the Securities Act. The Notes are senior unsecured obligations of the Company and bear interest at a rate of 3.25% per annum, payable semi-annually in arrears on June 15 and December 15 of each year, commencing on December 15, 2011. The Notes are convertible at any time into shares of Molycorp’s common stock, cash, or a combination thereof, at Molycorp’s election. The initial conversion rate is 14.0056 shares of Molycorp common stock per $1,000 principal amount of the Notes (equivalent to an initial conversion price of approximately $71.40 per share of Molycorp’s common stock), subject to customary adjustments. The Notes mature on June 15, 2016, unless repurchased or converted in accordance with their terms. Molycorp does not have the right to redeem the Notes prior to maturity.
The Company separately accounts for the liability and equity components of convertible debt instruments, such as the Notes, that may be settled entirely or partially in cash upon conversion in a manner that reflects the issuer’s economic interest cost. The equity component of the Notes is included in the additional paid-in capital section of stockholders’ equity on the consolidated balance sheet as of December 31, 2011, and the value of the equity component is treated as original issue discount for purposes of accounting for the debt component of the Notes. As of December 31, 2011, Molycorp recognized a liability component related to the Notes of $190.9 million, which includes accretion of $4.1 million of the original issue discount ($3.4 million capitalized and $0.7 million expensed), and an equity component of $36.2 million. Transaction costs related to the issuance of the Notes have been allocated to the liability and equity components in proportion to the allocation of proceeds to the components, and accounted for as debt issuance costs (recognized as interest expense over the life of the Notes using the effective interest method) and equity issuance costs (charged against equity), respectively. Total interest cost related to the Notes in 2011 was $8.1 million of which $7.4 million was capitalized at December 31, 2011.
Additional debt was assumed as part of the Molycorp Sillamäe acquisition.
The following table provides a summary of the current and non-current portions of the debt outstanding as of December 31, 2011 (in thousands):

	December 31, 2011
	Current	Non-Current
Notes 3.25%, net of discount, due June 2016	$—	$190,877
Bank loans 2.69% - 3.88% due February 2012 - September 2017	1,516	5,668
Total debt	$1,516	$196,545

Scheduled minimum debt repayments in thousands are $1,516 in 2012, $1,495 in 2013, $1,495 in 2014, $1,420 in 2015, $230,803 in 2016 and $455 thereafter.

Income Taxes

(p)	Income Taxes
We are a Subchapter C corporation and, therefore, are subject to federal and state income taxes on our taxable income, whereas prior to our Corporate Reorganization, we operated entirely within limited liability companies, which were not directly liable for the payment of federal or state income taxes and our taxable income or loss was included in the state and federal tax returns of Molycorp, LLC’s members. We account for income taxes in accordance with Accounting Standard Codification 740, Income Taxes. This guidance requires that deferred tax assets and liabilities be recognized for the tax effect of temporary differences between the financial statement and tax basis of recorded assets and liabilities at enacted statutory tax rates. This guidance also requires that deferred tax assets be reduced by a valuation allowance if it is more likely than not that some portion or all of the deferred tax assets will not be realized. The recoverability of deferred tax assets is based on both our historical and anticipated earnings levels, and is reviewed each reporting period to determine if any additional valuation allowance is necessary when it is more likely than not that amounts will not be recovered. As of December 31, 2011, the Company’s net income of $75.4 million since the Corporate Reorganization included $31.1 million in certain stock based compensation expense, which is a permanent difference between its income for financial reporting and tax purposes. Other permanent differences include legal and due diligence fees related to the acquisitions that were completed in April 2011, as well as costs related to the registration of common stock sold by certain stockholders in secondary offerings completed during the first and second quarters of 2011. Molycorp had net deferred income tax liabilities of $20.3 million, as of December 31, 2011.
Prior to the second quarter of 2011, Molycorp had a history of losses and, as a result, it recognized a full valuation allowance against its net deferred tax assets. As of December 31, 2011, Molycorp determined that it, more likely than not, will realize its deferred tax assets and we have concluded that no valuation allowance is required. In making this determination, management analyzed, among other things, the Company’s recent history of earnings and cash flows, forecasts of future earnings, and the nature and timing of future deductions and benefits represented by the deferred tax assets and liabilities.
We have undistributed earnings of our foreign subsidiary at December 31, 2011, for which deferred taxes have not been provided. Such earnings are considered indefinitely invested in the foreign subsidiary. If such earnings were repatriated, additional tax expense may result, although the calculation of such additional taxes is not practicable.
The net tax effect of the elimination in consolidation of intercompany balances and transactions resulted in a deferred charge and income tax payable of $7.3 million.
Income tax expense for the year ended December 31, 2010 and December 31, 2009 was zero, as a 100% valuation allowance was required for the period after our Corporate Reorganization and for the period prior, the taxable income and losses of Molycorp, LLC were reported on the income tax returns of its members. Income tax expense consisted of the following for the year ended December 31, 2011 (in thousands):

Year Ended December 31, 2011
Current
Federal	$18,721
State	6,952
Total current	25,673
Deferred
Federal	3,687
State	(784)
Total deferred	2,903
Total tax provision	$28,576

The components of earnings before income taxes, by tax jurisdiction, are as follows for the years ended December 31, 2011, 2010 and 2009 (in thousands):

	December 31, 2011	December 31, 2010	December 31, 2009
United States	$141,801	$(50,774)	$(28,587)
Foreign	5,109	—	—
Total	$146,910	$(50,774)	$(28,587)

A reconciliation of the statutory federal income tax rate of 35% to Molycorp’s effective income tax rate is as follows for the year ended December 31, 2011 (in thousands):

Year Ended December 31, 2011
Federal tax computed at the statutory rate	$51,419
State taxes, net of federal benefit	5,255
Change In valuation allowance	(22,730)
Federal tax credits	(2,627)
Domestic production activities deduction	(2,493)
Foreign income tax rate differential	(1,735)
Other items, net	1,487
Income tax expense	$28,576

The tax effect of temporary differences and net operating losses which give rise to deferred tax assets and liabilities consist of the following as of December 31, 2011 and 2010 (in thousands):

	December 31, 2011	December 31, 2010
Deferred tax assets:
Current:
Inventory	$—	$1,133
Other	806	106
Total current	806	1,239
Non-current:
Asset retirement obligation	419	656
Mineral resources	16,975	16,516
Employee stock compensation benefits	835	—
Net operating losses	852	6,750
Other	116	62
Total non-current	19,197	23,984
Deferred tax liabilities:
Current	—	—
Inventory	1,849	—
Other	313	—
Total current	2,162	—
Non-current:
Development costs	217	96
Property, plant and equipment	3,647	2,397
Section 174 costs	20,094	—
Convertible debt (Notes)	14,138
Other	—	—
Total non-current	38,096	2,493
Net deferred taxes, before valuation allowance	(20,255)	22,730
Valuation allowance	—	(22,730)
Total deferred tax	$(20,255)	$—

The Company’s liability for uncertain tax positions totaled $0.5 million and zero at December 31, 2011 and 2010, respectively. These amounts also include the related accrued interest and penalties associated with the uncertain tax positions, if applicable. The Company does not expect that the liability for uncertain tax positions will change significantly during the twelve months ended December 31, 2012; however, actual changes in the liability for uncertain tax positions could be different than currently expected. A rollforward of the liability for uncertain tax positions follows (in thousands):

Year Ended December 31, 2011
Balance, beginning of year	$—
Tax position related to current year:
Additions	519
Tax positions related to prior years:
Additions	—
Settlements	—
Statute of limitations closures	—
Balance, end of year	$519

The Company operates and accordingly files income tax returns in the U.S. federal jurisdiction, and various state jurisdictions and foreign jurisdiction. With few exceptions, the Company is no longer subject to U.S. federal, state and non-U.S. income tax examinations by tax authorities for years prior to 2008.
The Company did not recognize accrued interest and penalties related to uncertain tax positions in income tax expense for the years ended December 31, 2011 and 2010, respectively.

Stockholders' Equity

(q)	Stockholders’ Equity
As of December 31, 2011 and 2010, the Company had 83,896,043 and 82,291,200 shares of common stock outstanding, respectively.
For the year ended December 31, 2010, the Company received contributions from its stockholders totaling $15.0 million in exchange for 5,767,670 shares of Class A common stock prior to the completion of its initial public offering (“IPO”) of common stock. At the time of the IPO, an aggregate of 50,892,260 shares of Class A common stock were automatically converted into an aggregate of 50,892,260 shares of common stock. The Company also received net proceeds of $378.6 million after underwriter discounts and commissions and offering expenses paid by Molycorp, Inc. in exchange for the issuance of 29,128,700 shares of common stock. An additional 2,232,740 common shares were issued upon conversion of shares of Class B common stock held by certain employees and independent directors pursuant to incentive awards effective November 1, 2009. Also, On November 4, 2010, the Compensation Committee of the Board approved the grant of 37,500 shares of restricted stock with a fair value of 36.51 per share, with a three-year vesting period, to certain executive officers and a director of the Company.
On February 16, 2011, Molycorp completed a public offering of its 5.50% Series A Mandatory Convertible Preferred Stock (“Convertible Preferred Stock”), $0.001 par value per share. In connection with this offering, the Company issued 1,800,000 shares of Convertible Preferred Stock for $100.00 per share. In addition, Molycorp granted the underwriters an option to purchase up to 270,000 additional shares of Convertible Preferred Stock to cover over-allotments. The underwriters exercised their option to purchase the additional shares of Convertible Preferred Stock on March 16, 2011. Each share of the Convertible Preferred Stock will automatically convert on March 1, 2014 into between 1.6667 and 2.0000 shares of Molycorp’s common stock, subject to anti-dilution adjustments. At any time prior to March 1, 2014, holders may elect to convert each share of the Convertible Preferred Stock into shares of common stock at the minimum conversion rate of 1.6667 shares of common stock per share of Convertible Preferred Stock, subject to anti-dilution adjustments. Dividends on the Convertible Preferred Stock are payable on a cumulative basis when, as and if declared by the Board or an authorized committee of such Board, at an annual rate of 5.50% on the liquidation preference of $100.00 per share. The Company may pay declared dividends in cash, common stock or any combination of cash and common stock, subject to certain limitations, on March 1, June 1, September 1 and December 1 of each year, starting on June 1, 2011 and to, and including, March 1, 2014. The Convertible Preferred Stock is not redeemable. Molycorp received net proceeds from the Convertible Preferred Stock offering totaling $199.6 million after underwriter discounts and commissions and offering expenses paid by Molycorp.
During 2011, the Company declared and paid aggregate cash dividends of $9.0 million on the Convertible Preferred Stock.
On April 1, 2011, Molycorp acquired 80% of the outstanding shares of Molycorp Sillamäe (representing a 90.023% controlling interest) from AS Silmet Grupp in exchange for 1,593,419 shares of Molycorp common stock, which had a fair value of approximately $72.7 million based on the closing price of the Company’s common stock on the acquisition date, net of an estimated discount that a market participant would require, given that the issuance of the shares Molycorp transferred in consideration to AS Silmet Grupp was not registered under the Securities Act, and such shares were subject to certain lock up provisions, which limited AS Silmet Grupp’s ability to sell these shares. On October 24, 2011, the Company acquired the remaining 9.977% ownership interest in Molycorp Sillamäe for $10.0 million in cash, which resulted in an adjustment to Additional Paid-In Capital Equity of $0.4 million for the difference between the consideration paid and the carrying value of the noncontrolling interest on October 24, 2011.

Earnings (loss) per Share

(r)	Earnings (loss) per Share
Basic earnings per share is computed by dividing the Company’s net income attributed to common stockholders by the weighted average number of shares of common stock outstanding during the period. For the year ended December 31, 2011, the cumulative undeclared and paid dividends on the Convertible Preferred Stock were subtracted from the net income in the period for the purpose of computing the basic earnings per share.

(In thousands, except share and per share amounts)	Year Ended December 31, 2011
Net income attributable to Molycorp stockholders	$117,526
Cumulative undeclared and paid dividends on preferred stock	(9,962)
Net income attributable to common stockholders	107,564
Weighted average common shares outstanding—basic	83,454,221
Basic earnings per share	$1.29
Net income attributable to common stockholders	$107,564
Effect of dilutive Notes	413
Income attributable to common stockholders, adjusted for the effect of dilutive Notes	107,977
Weighted average common shares outstanding—dilutive	85,220,017
Dilutive earnings per share	$1.27

Diluted earnings per share reflect the dilutive impact of potential common stock and unvested restricted shares of common stock in the weighted average number of common shares outstanding during the period, if dilutive. For this purpose, the “treasury stock method” and “if-converted method,” as applicable, are used.
Under the treasury stock method, assumed proceeds upon the exercise of stock options are considered to be used to purchase common stock at the average market price of the shares during the period. Also under the treasury stock method, fixed awards and nonvested shares, such as restricted stock, are deemed options for purposes of computing diluted earnings per share. As of December 31, 2011 and December 31, 2010, all potential common stock under the treasury stock method were antidilutive in nature; consequently, the Company does not have any adjustments between earnings per share and diluted earnings per share related to stock options and restricted stock awards.
In applying the if-converted method, conversion is not assumed for purposes of computing diluted earnings per share if the effect would be antidilutive. Convertible preferred stock (such as the Convertible Preferred Stock) is antidilutive whenever the amount of the dividend declared in or accumulated for the current period including the deemed dividend in the period from a beneficial conversion feature per common share obtainable on conversion exceeds basic earnings per share. The Convertible Preferred Stock was antidilutive as of December 31, 2011. Also under the if-converted method, convertible debt (such as the Notes) is antidilutive whenever its interest including any deemed interest from a beneficial conversion feature and nondiscretionary adjustments, net of tax, per common share obtainable on conversion exceeds basic earnings per share. As of December 31, 2011, the Notes were dilutive under the if-converted method; therefore, the shares of common stock obtainable on the assumed conversion of the Notes, the interest expense and the amortization of discount on the Notes were included in the computation of diluted earnings per share.

Comprehensive Income (Loss)

(s)	Comprehensive Income (Loss)
In the second quarter of 2011, the Company early adopted the Accounting Standards Update (ASU) 2011-5 as issued by the Financial Accounting Standards Board in June 2011. As a result of this update, the Company elected to present comprehensive income in two separate, but consecutive statements. No retroactive application of this update was necessary as the Company did not have any items entering into the determination of comprehensive income (loss) other than net income (loss) for all periods prior to the second quarter of 2011.
In addition to Net income (loss), Comprehensive income (loss) includes changes in equity for the year ended December 31, 2011 due to foreign currency translation adjustments. A loss of approximately $2.7 million from the translation of intercompany balances is included in the aggregate net foreign currency translation adjustment of $8.5 million for the period from April 1, 2011 to December 31, 2011.

Foreign Currency

(t)	Foreign Currency
The reporting currency of the Company is the U.S. dollar. The functional currency of Molycorp, Inc., Molycorp Minerals, LLC and Molycorp Tolleson is also the U.S. dollar, whereas the functional currency of Molycorp Sillamäe is the euro. Assets and liabilities of Molycorp Sillamäe are translated at the spot rate in effect at the applicable reporting date; the results of operations of Molycorp Sillamäe are translated at actual exchange rates for significant transactions or at the average exchange rates in effect during the applicable period. The resulting unrealized cumulative translation adjustment, net of applicable income taxes, is recorded as a component of accumulated other comprehensive income (loss) in the consolidated statement of stockholders’ equity. Cash flows from the operations of Molycorp Sillamäe are translated at actual exchange rates for significant transactions or at the average rate for the applicable period. The effect of exchange rates on cash balances held in foreign currencies are separately reported in the Company’s consolidated statement of cash flows.
Transactions denominated in currencies other than the applicable functional currency are recorded based on exchange rates at the time such transactions occur. Changes in exchange rates associated with amounts recorded in the Company’s consolidated balance sheet related to these non-functional currency transactions result in transaction gains and losses that are reflected in the Other income (expense) section of the consolidated statement of operations as unrealized (based on the applicable period end exchange rates) or realized upon settlement of the transactions.

Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Schedule of inventory

	September 30, 2012	December 31, 2011
Current:
Concentrate stockpiles	$5,666	$3,704
Raw materials	93,909	44,770
Work in process	60,754	16,602
Finished goods	114,671	45,045
Materials and supplies	6,133	1,822
Total current	$281,133	$111,943
Long-term:
Concentrate stockpiles	$1,322	$1,144
Raw materials	8,279	3,186
Finished goods	—	32
Total long-term	$9,601	$4,362

	December 31, 2011	December 31, 2010
Current:
Concentrate stockpiles	$3,704	$4,206
Raw materials	44,770	400
Work in process	16,602	3,582
Finished goods	45,045	9,307
Materials and supplies	1,822	1,327
Total current	$111,943	$18,822
Long-term:
Concentrate stockpiles	$1,144	$5,108
Raw materials	3,186	—
Finished goods	32	104
Total long-term	$4,362	$5,212

Schedule of property, plant and equipment

	September 30, 2012	December 31, 2011
Land	$12,292	$11,059
Land improvements	63,268	15,748
Buildings and improvements	112,182	23,677
Plant and equipment	157,970	68,441
Vehicles	2,526	1,235
Computer software	5,067	3,002
Furniture and fixtures	733	464
Construction in progress (a)	1,006,632	436,547
Capital Leases	15,658	—
Mineral properties	24,399	24,692
Property, plant and equipment at cost	1,400,727	584,865
Less accumulated depreciation	(37,283)	(23,237)
Property, plant and equipment, net	$1,363,444	$561,628

(a)	Represents costs incurred for Project Phoenix Phase 1 and Project Phoenix Phase 2 and all other capital projects. See Note 2.

	December 31, 2011	December 31, 2010
Land	$11,059	$800
Land improvements (15 years)	15,748	15,415
Buildings and improvements (4 to 27 years)	23,677	6,892
Plant and equipment (2 to 12 years)	68,441	19,560
Vehicles (7 years)	1,235	1,049
Computer software (5 years)	3,002	1,563
Furniture and fixtures (5 years)	464	170
Construction in progress	436,547	34,809
Mineral properties	24,692	23,968
Property, plant and equipment at cost	584,865	104,226
Less accumulated depreciation	(23,237)	(10,260)
Property, plant and equipment, net	$561,628	$93,966

Schedule of amortizable intangible assets

	September 30, 2012	December 31, 2011
Customer relationships	$350,925	$2,153
Rare earth quotas	80,300	—
Patents	39,753	—
Trade name	16,586	786
Land use rights	3,420	—
Other	4,419	516
Gross carrying amount	495,403	3,455
Less accumulated amortization	(16,230)	(383)
Net carrying amount	$479,173	$3,072

	December 31, 2011	December 31, 2010
Trade name	$786	$786
Customer relationships	2,153	—
Other	516	—
Gross carrying amount	3,455	786
Less accumulated amortization	(383)	(147)
Net carrying amount	$3,072	$639

Schedule of finite-lived intangible assets, future amortization expense

2012	$265
2013	261
2014	260
2015	260
2016	260
Thereafter	1,766
Total	$3,072

Schedule of accrued expenses

	September 30, 2012	December 31, 2011
Defined contribution plan	$1,928	$1,088
Professional fees	4,456	—
Accrued payroll and related benefits	8,246	3,024
Sales and use tax	9,412	1,367
Bonus accrual	3,683	4,845
Interest payable	27,733	345
Advance from customer	2,898	—
Other accrued expenses	7,933	2,229
Total accrued expenses	$66,289	$12,898

	December 31, 2011	December 31, 2010
Defined contribution plan	$1,088	$1,199
Accrued payroll and related benefits	3,024	1,185
Accrued tolling fees	—	404
Sales and use tax	1,367	532
Accrued bonus	4,845	554
Interest payable	345	9
Other accrued expenses	2,229	342
Total accrued expenses	$12,898	$4,225

Summary of the current and non-current portions of the debt outstanding

	September 30, 2012
	Current	Non-Current
10% Senior Secured Notes, net of discount, due June 2020	$—	$635,802
3.25% Convertible Notes, net of discount, due June 2016	—	196,699
5.00% Debentures, net of discount	—	2,774
6.00% Convertible Notes, net of discount, due June 2017	—	328,494
Bank loans with a weighted average rate of 4.00% due November 2012 - September 2017	32,693	4,435
Total debt	32,693	1,168,204

Capital lease obligations	242	15,324
Total debt and capital lease obligations	$32,935	$1,183,528

	December 31, 2011
	Current	Non-Current
3.25% Convertible Notes, net of discount, due June 2016	$—	$190,877
Bank loans 2.69% - 3.88% due February 2012 - September 2017	1,516	5,668
Total debt	$1,516	$196,545

	December 31, 2011
	Current	Non-Current
Notes 3.25%, net of discount, due June 2016	$—	$190,877
Bank loans 2.69% - 3.88% due February 2012 - September 2017	1,516	5,668
Total debt	$1,516	$196,545

Schedule of activity in asset retirement obligation

	Nine Months Ended September 30, 2012	Year Ended December 31, 2011
Balance at beginning of period	$15,541	$12,471
Obligations settled	(1,487)	(1,030)
Accretion expense	897	955
Revisions in estimated cash flows	7,872	2,508
Gain on settlement	—	637
Balance at end of period	$22,823	$15,541

	Year Ended December 31, 2011	Year Ended December 31, 2010
Balance at beginning of period	$12,471	$14,202
Obligations settled	(1,030)	(632)
Accretion expense	955	912
Revisions in estimated cash flows	2,508	(1,939)
Loss (Gain) on settlement	637	(72)
Balance at end of period	$15,541	$12,471

Schedule of components of income tax expense (benefit)

Year Ended December 31, 2011
Current
Federal	$18,721
State	6,952
Total current	25,673
Deferred
Federal	3,687
State	(784)
Total deferred	2,903
Total tax provision	$28,576

Schedule of income before income taxes, domestic and foreign

	December 31, 2011	December 31, 2010	December 31, 2009
United States	$141,801	$(50,774)	$(28,587)
Foreign	5,109	—	—
Total	$146,910	$(50,774)	$(28,587)

Schedule of effective income tax rate reconciliation

Year Ended December 31, 2011
Federal tax computed at the statutory rate	$51,419
State taxes, net of federal benefit	5,255
Change In valuation allowance	(22,730)
Federal tax credits	(2,627)
Domestic production activities deduction	(2,493)
Foreign income tax rate differential	(1,735)
Other items, net	1,487
Income tax expense	$28,576

Summary of income tax contingencies

Year Ended December 31, 2011
Balance, beginning of year	$—
Tax position related to current year:
Additions	519
Tax positions related to prior years:
Additions	—
Settlements	—
Statute of limitations closures	—
Balance, end of year	$519

Schedule of deferred tax assets and liabilities

	December 31, 2011	December 31, 2010
Deferred tax assets:
Current:
Inventory	$—	$1,133
Other	806	106
Total current	806	1,239
Non-current:
Asset retirement obligation	419	656
Mineral resources	16,975	16,516
Employee stock compensation benefits	835	—
Net operating losses	852	6,750
Other	116	62
Total non-current	19,197	23,984
Deferred tax liabilities:
Current	—	—
Inventory	1,849	—
Other	313	—
Total current	2,162	—
Non-current:
Development costs	217	96
Property, plant and equipment	3,647	2,397
Section 174 costs	20,094	—
Convertible debt (Notes)	14,138
Other	—	—
Total non-current	38,096	2,493
Net deferred taxes, before valuation allowance	(20,255)	22,730
Valuation allowance	—	(22,730)
Total deferred tax	$(20,255)	$—

Schedule of earnings per share, basic and diluted

	Three Months Ended
(In thousands, except share and per share amounts)	September 30, 2012	September 30, 2011
Net (loss) income attributable to Molycorp stockholders	$(18,891)	$45,356
Dividends on Convertible Preferred Stock	(2,846)	(2,846)
(Loss) income attributable to common stockholders	(21,737)	42,510
Weighted average common shares outstanding—basic	117,086,022	83,847,119
Basic (loss) earnings per share	$(0.19)	$0.51

(Loss) income attributable to common stockholders	(21,737)	42,510
Effect of dilutive 3.25% Convertible Notes	—	404
(Loss) income attributable to common stockholders adjusted for effect of dilution	(21,737)	42,914
Weighted average common shares outstanding—diluted	117,086,022	87,069,256
Diluted (loss) earnings per share	$(0.19)	$0.49

	Nine Months Ended
(In thousands, except share and per share amounts)	September 30, 2012	September 30, 2011
Net (loss) income attributable to Molycorp stockholders	$(89,976)	$90,947
Dividends on Convertible Preferred Stock	(8,539)	(7,116)
(Loss) income attributable to common stockholders	(98,515)	83,831
Weighted average common shares outstanding—basic	101,147,638	83,321,816
Basic (loss) earnings per share	$(0.97)	$1.01

(Loss) income attributable to common stockholders	(98,515)	83,831
Effect of dilutive 3.25% Convertible Notes	—	413
(Loss) income attributable to common stockholders adjusted for effect of dilution	(98,515)	84,244
Weighted average common shares outstanding—diluted	101,147,638	84,596,676
Diluted (loss) earnings per share	$(0.97)	$1.00

(In thousands, except share and per share amounts)	Year Ended December 31, 2011
Net income attributable to Molycorp stockholders	$117,526
Cumulative undeclared and paid dividends on preferred stock	(9,962)
Net income attributable to common stockholders	107,564
Weighted average common shares outstanding—basic	83,454,221
Basic earnings per share	$1.29
Net income attributable to common stockholders	$107,564
Effect of dilutive Notes	413
Income attributable to common stockholders, adjusted for the effect of dilutive Notes	107,977
Weighted average common shares outstanding—dilutive	85,220,017
Dilutive earnings per share	$1.27

Segment Information (Tables)	9 Months Ended
Sep. 30, 2012
Segment Reporting [Abstract]
Schedule of segment information

Three months ended September 30, 2012 (In thousands)	Resources	Chemicals and Oxides	Magnetic Materials and Alloys	Rare Metals	Eliminations(a)	Corporate and other(b)	Total Molycorp, Inc.
Sales:
External	$17,150	$87,820	$74,789	$25,845	$—		$205,604
Intersegment	3,745	11,559	—	—	(15,304)		—
Total sales	$20,895	$99,379	$74,789	$25,845	$(15,304)		$205,604

Depreciation, amortization and accretion	$(4,035)	$(5,685)	$(8,857)	$(1,715)	$—	$(43)	$(20,335)

Operating (loss) income	$(23,966)	$2,149	$1,419	$(3,774)	$369	$(16,526)	$(40,329)

(Loss) income before income taxes and equity earnings	$(25,506)	$1,201	$1,215	$(3,812)	$369	$(17,212)	$(43,745)

Total assets at September 30, 2012 (d)	$1,686,524	$565,673	$536,299	$79,996	$(161,201)	$178,465	$2,885,756

Capital expenditures (c)	$187,611	$2,597	$1,432	$2,837	$—	$1,387	$195,864

Nine months ended September 30, 2012 (In thousands)	Resources	Chemicals and Oxides	Magnetic Materials and Alloys	Rare Metals	Eliminations(a)	Corporate and other(b)	Total Molycorp, Inc.
Sales:
External	$78,162	$134,158	$125,277	$57,054	$—		$394,651
Intersegment	5,977	15,496	—	—	(21,473)		—
Total sales	$84,139	$149,654	$125,277	$57,054	$(21,473)		$394,651

Depreciation, amortization and accretion	$(8,743)	$(7,419)	$(10,810)	$(4,358)	$—	$(96)	$(31,426)

Operating (loss) income	$(23,594)	$(21,863)	$(1,544)	$(1,947)	$24,480	$(66,804)	$(91,272)

(Loss) income before income taxes and equity earnings	$(25,044)	$(23,663)	$(2,381)	$(2,998)	$24,480	$(113,546)	$(143,152)

Capital expenditures (c)	$675,836	$6,615	$1,612	$6,955	$—	$1,733	$692,751
________________________

(a)
The net elimination in operating results includes cost of sales elimination of $15,673 for three months ended September 30, 2012, and $45,952 for the nine months ended September 30, 2012. The cost of sales elimination consists of the intercompany gross profits as well as elimination of lower of cost or market adjustments related to intercompany inventory. The $161,201 of total assets elimination is comprised of $159,009 of intercompany investments and $2,192 of intercompany accounts receivable and profits in inventory.

(b)
Corporate loss before income taxes and equity earnings includes business development costs, personnel and related costs, including stock-based compensation expense, accounting and legal fees, occupancy expense, information technology costs and interest expense. Other consists of nominal expenses incurred by the sales office in Tokyo, Japan. Total corporate assets is comprised primarily of cash and cash equivalents.

(c)	On an accrual basis excluding capitalized interest.

Three months ended September 30, 2011 (In thousands)	Resources	Chemicals and Oxides	Magnetic Materials and Alloys	Rare Metals	Eliminations(e)	Corporate and other(b)	Total Molycorp, Inc.
Sales:
External	$94,342	$15,927	$14,449	$13,332	$—		$138,050
Intersegment	30,535	6,652	—	—	(37,187)		—
Total sales	$124,877	$22,579	$14,449	$13,332	$(37,187)		$138,050

Depreciation, amortization and accretion	$(2,715)	$(1,627)	$128	$(1,386)	$—	$—	$(5,600)

Operating income (loss)	$101,727	$2,682	$610	$(3,148)	$(22,329)	$(12,597)	$66,945

Income (loss) before income taxes	$101,606	$1,559	$614	$(4,121)	$(22,329)	$(13,172)	$64,157

Total assets at September 30, 2011	$632,098	$52,955	$33,032	$69,361	$(154,710)	$552,706	$1,185,442

Capital expenditures (c)	$106,162	$2,300	$—	$—	$—	$—	$108,462

(e)	The total assets elimination of $154,710 is comprised of $102,357 of intercompany investments and $52,353 of intercompany accounts receivable and profits in inventory.

Nine months ended September 30, 2011 (In thousands)	Resources	Chemicals and Oxides	Magnetic Materials and Alloys	Rare Metals	Eliminations	Corporate and other(b)	Total Molycorp, Inc.
Sales:
External	$180,951	$31,419	$24,699	$26,858	$—		$263,927
Intersegment	46,482	10,290	—	—	(56,772)		—
Total sales	$227,433	$41,709	$24,699	$26,858	$(56,772)		$263,927

Depreciation, amortization and accretion	$(7,538)	$(1,707)	$(271)	$(1,456)	$—	$—	$(10,972)

Operating income (loss)	$163,392	$10,333	$(586)	$(175)	$(31,514)	$(34,684)	$106,766

Income (loss) before income taxes	$163,234	$9,232	$(580)	$(1,124)	$(31,514)	$(34,945)	$104,303

Capital expenditures (c)	$218,128	$4,672	$—	$—	$—	$—	$222,800

Year ended December 31, 2011 (In thousands)	Resources	Chemicals and Oxides	Magnetic Materials and Alloys	Rare Metals	Eliminations(a)	Corporate and other(b)	Total Molycorp, Inc.
Sales:
External	$253,563	$40,216	$56,772	$46,280	$—		$396,831
Intersegment	55,155	13,902	—	—	(69,057)		—
Total sales	$308,718	$54,118	$56,772	$46,280	$(69,057)		396,831

Depreciation, amortization and accretion (d)	$(10,010)	$(1,958)	$(236)	$(2,449)	$—	$(31)	$(14,684)

Operating (loss) income	$218,549	$8,700	$2,331	$2,131	$(27,443)	$(51,402)	$152,866

(Loss) income before income taxes	$218,391	$5,785	$2,336	$(634)	$(27,443)	$(51,525)	$146,910

Total assets at December 31, 2011	$824,712	$46,368	$30,061	$71,634	$(143,729)	$426,079	$1,255,125

Capital expenditures (c)	$401,047	$8,170	$—	$—	$—	$—	$409,217

(a)
The net elimination in operating results includes elimination of intercompany gross profits as well as elimination of lower of cost or market adjustments related to intercompany inventory. The total assets elimination is comprised of intercompany investments and intercompany accounts receivable and profits in inventory.

(b)
Corporate loss before income taxes includes business development costs, personnel and related costs, including stock-based compensation expense, accounting and legal fees, occupancy expense, information technology costs and interest expense. Other consists of nominal expenses incurred by the sales office in Tokyo, Japan. Total corporate assets is comprised primarily of cash and cash equivalents.

(c)	On an accrual basis excluding capitalized interest

(d)	Includes depreciation in cost of goods sold

Inventory (Tables)	9 Months Ended
Sep. 30, 2012
Inventory Disclosure [Abstract]
Schedule of inventory

	September 30, 2012	December 31, 2011
Current:
Concentrate stockpiles	$5,666	$3,704
Raw materials	93,909	44,770
Work in process	60,754	16,602
Finished goods	114,671	45,045
Materials and supplies	6,133	1,822
Total current	$281,133	$111,943
Long-term:
Concentrate stockpiles	$1,322	$1,144
Raw materials	8,279	3,186
Finished goods	—	32
Total long-term	$9,601	$4,362

	December 31, 2011	December 31, 2010
Current:
Concentrate stockpiles	$3,704	$4,206
Raw materials	44,770	400
Work in process	16,602	3,582
Finished goods	45,045	9,307
Materials and supplies	1,822	1,327
Total current	$111,943	$18,822
Long-term:
Concentrate stockpiles	$1,144	$5,108
Raw materials	3,186	—
Finished goods	32	104
Total long-term	$4,362	$5,212

Property, Plant and Equipment, net (Tables)	9 Months Ended
Sep. 30, 2012
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment

	September 30, 2012	December 31, 2011
Land	$12,292	$11,059
Land improvements	63,268	15,748
Buildings and improvements	112,182	23,677
Plant and equipment	157,970	68,441
Vehicles	2,526	1,235
Computer software	5,067	3,002
Furniture and fixtures	733	464
Construction in progress (a)	1,006,632	436,547
Capital Leases	15,658	—
Mineral properties	24,399	24,692
Property, plant and equipment at cost	1,400,727	584,865
Less accumulated depreciation	(37,283)	(23,237)
Property, plant and equipment, net	$1,363,444	$561,628

(a)	Represents costs incurred for Project Phoenix Phase 1 and Project Phoenix Phase 2 and all other capital projects. See Note 2.

	December 31, 2011	December 31, 2010
Land	$11,059	$800
Land improvements (15 years)	15,748	15,415
Buildings and improvements (4 to 27 years)	23,677	6,892
Plant and equipment (2 to 12 years)	68,441	19,560
Vehicles (7 years)	1,235	1,049
Computer software (5 years)	3,002	1,563
Furniture and fixtures (5 years)	464	170
Construction in progress	436,547	34,809
Mineral properties	24,692	23,968
Property, plant and equipment at cost	584,865	104,226
Less accumulated depreciation	(23,237)	(10,260)
Property, plant and equipment, net	$561,628	$93,966

Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2012
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of amortizable intangible assets

	September 30, 2012	December 31, 2011
Customer relationships	$350,925	$2,153
Rare earth quotas	80,300	—
Patents	39,753	—
Trade name	16,586	786
Land use rights	3,420	—
Other	4,419	516
Gross carrying amount	495,403	3,455
Less accumulated amortization	(16,230)	(383)
Net carrying amount	$479,173	$3,072

	December 31, 2011	December 31, 2010
Trade name	$786	$786
Customer relationships	2,153	—
Other	516	—
Gross carrying amount	3,455	786
Less accumulated amortization	(383)	(147)
Net carrying amount	$3,072	$639

Acquisitions (Tables)	9 Months Ended
Sep. 30, 2012
Business Combinations [Abstract]
Summarizes the purchase prices and opening balance sheets for the acquisitions

June 11, 2012
Purchase consideration:
Cash consideration	$908,181
Fair value of Molycorp common stock and Exchangeable Shares issued	284,144
Total purchase consideration	$1,192,325
Estimated fair values of the assets and liabilities acquired:
Cash and cash equivalents	$317,169
Accounts receivable	101,470
Inventory	250,989
Prepaid expenses and other current assets	26,893
Property, plant and equipment	70,391
Investments	21,019
Intangibles	491,786
Goodwill	501,571
Other non-current assets	22,859
Accounts payable and accrued expenses	(138,576)
Debt - current	(255,056)
Other current liabilities	(29,939)
Deferred tax liabilities	(158,177)
Long-term debt	(281)
Other non-current liabilities	(14,032)
Non-controlling interests	(15,761)
Total purchase consideration	$1,192,325

Effective acquisition date for financial reporting purposes:	Molycorp Silmet April 1, 2011	MMA April 15, 2011
Purchase consideration:
Cash consideration	$9,021	$17,500
Fair value of Molycorp common stock issued	72,653	—
Total purchase consideration	$81,674	$17,500
Fair values of the assets and liabilities acquired:
Cash	$105	$6,395
Accounts receivable and other current assets	8,626	5,474
Inventory	37,404	11,327
Property, plant and equipment, net	63,393	4,512
Intangible assets subject to amortization	2,669	—
Goodwill	1,455	1,977
Liabilities	(19,974)	(8,989)
Deferred tax liabilities	—	(3,196)
Long-term debt	(3,184)	—
Noncontrolling interest	(8,820)	—
Total purchase consideration	$81,674	$17,500

Effective acquisition date for financial reporting purposes:	Molycorp Sillamäe April 1, 2011	Molycorp Tolleson April 15, 2011
Purchase consideration:
Cash consideration	$9,021	$17,500
Fair value of common stock	72,653	—
Total purchase consideration	$81,674	$17,500
The fair values of the assets and liabilities acquired:
Cash	$105	$6,395
Accounts receivable and other current assets	8,626	5,474
Inventory	37,404	11,327
Property and equipment, net	63,393	4,512
Intangible assets subject to amortization	2,669	—
Goodwill	1,455	1,977
Liabilities	(19,974)	(8,989)
Deferred tax liabilities	—	(3,196)
Long-term debt	(3,184)	—
Noncontrolling interest	(8,820)	—
Total purchase consideration	$81,674	$17,500

June 11, 2012
Purchase consideration:
Cash consideration	$908,181
Fair value of Molycorp common stock and Exchangeable Shares issued	284,144
Total purchase consideration	$1,192,325
Estimated fair values of the assets and liabilities acquired:
Cash and cash equivalents	$317,169
Accounts receivable	101,470
Inventory	250,989
Prepaid expenses and other current assets	26,893
Property, plant and equipment	70,391
Investments	21,019
Intangibles	491,786
Goodwill	501,571
Other non-current assets	22,859
Accounts payable and accrued expenses	(138,576)
Debt - current	(255,056)
Other current liabilities	(29,939)
Deferred tax liabilities	(158,177)
Long-term debt	(281)
Other non-current liabilities	(14,032)
Non-controlling interests	(15,761)
Total purchase consideration	$1,192,325

Summary of actual and pro forma information

(In thousands, except per share amounts)	Sales	Net Income (Loss)	Net Income (Loss) Attributable To Molycorp	EPS Basic
Actual July 1, 2012 to September 30, 2012 (acquiree)	$162,764	$1,118	$(2,322)	$(0.02)
Actual June 11, 2012 to September 30, 2012 (acquiree)	$206,397	$1,165	$(2,955)	$(0.03)
Unaudited pro forma January 1, 2012 to September 30, 2012 (combined entity)	$729,469	$(74,229)	$(82,056)	$(0.77)
Unaudited pro forma July 1, 2011 to September 30, 2011 (combined entity)	$385,889	$108,386	$105,947	$0.94
Unaudited pro forma January 1, 2011 to September 30, 2011 (combined entity)	$860,707	$200,951	$192,300	$1.69

(In thousands, except per share amounts)	Sales	Net Income	Net Income Attributable To Molycorp	EPS Basic
Unaudited pro forma January 1, 2011 to September 30, 2011 (combined entity)	$297,400	$104,170	$103,457	$1.17

(In thousands, except per share amounts)	Revenue	Net Income (loss)	Net Income (loss) Attributable To Molycorp	EPS Basic
Actual April 1, 2011 to December 31, 2011 (Molycorp Sillamäe)	$86,496	$13,571	$12,763	$0.15
Actual April 1, 2011 to December 31, 2011 (Molycorp Tolleson)	$56,772	$7,877	$7,877	$0.09
Unaudited pro forma January 1, 2011 to December 31, 2011 (combined entity)	$430,305	$105,397	$104,590	$1.13
Unaudited pro forma January 1, 2010 to December 31, 2010 (combined entity)	$85,549	$(30,920)	$(31,329)	$(0.50)

(In thousands, except per share amounts)	Sales	Net Income (Loss))	Net Income (Loss) Attributable To Molycorp	EPS Basic
Unaudited pro forma January 1, 2011 to December 31, 2011 (combined entity)	$1,196,876	$241,897	$231,766	$2.03

Schedule of Business Acquisitions, Transaction Costs by Type [Table Text Block]

(In thousands)	Three Months Ended September 30, 2012	Nine Months Ended September 30, 2012
Corporate development
Legal, accounting and advisory fees	$465	$16,498
Other expenses:
Contingent forward contract loss	$—	$37,589
Interest expense:
Bridge loan fee	$—	$7,937

Schedule of Effect of Transaction With Noncontrolling Interest On Equity Attributable To Parent [Table Text Block]

Net income attributable to Molycorp, Inc.	$117,526
Decrease in equity for purchase of Molycorp Sillamäe’s minority shares	(10,000)
Change from net income attributable to Molycorp, Inc. and transfer to the noncontrolling interest	$107,526

Accrued Expenses (Tables)	9 Months Ended
Sep. 30, 2012
Payables and Accruals [Abstract]
Schedule of accrued expenses

	September 30, 2012	December 31, 2011
Defined contribution plan	$1,928	$1,088
Professional fees	4,456	—
Accrued payroll and related benefits	8,246	3,024
Sales and use tax	9,412	1,367
Bonus accrual	3,683	4,845
Interest payable	27,733	345
Advance from customer	2,898	—
Other accrued expenses	7,933	2,229
Total accrued expenses	$66,289	$12,898

	December 31, 2011	December 31, 2010
Defined contribution plan	$1,088	$1,199
Accrued payroll and related benefits	3,024	1,185
Accrued tolling fees	—	404
Sales and use tax	1,367	532
Accrued bonus	4,845	554
Interest payable	345	9
Other accrued expenses	2,229	342
Total accrued expenses	$12,898	$4,225

Asset Retirement Obligation (Tables)	9 Months Ended
Sep. 30, 2012
Asset Retirement Obligation Disclosure [Abstract]
Schedule of activity in asset retirement obligation

	Nine Months Ended September 30, 2012	Year Ended December 31, 2011
Balance at beginning of period	$15,541	$12,471
Obligations settled	(1,487)	(1,030)
Accretion expense	897	955
Revisions in estimated cash flows	7,872	2,508
Gain on settlement	—	637
Balance at end of period	$22,823	$15,541

	Year Ended December 31, 2011	Year Ended December 31, 2010
Balance at beginning of period	$12,471	$14,202
Obligations settled	(1,030)	(632)
Accretion expense	955	912
Revisions in estimated cash flows	2,508	(1,939)
Loss (Gain) on settlement	637	(72)
Balance at end of period	$15,541	$12,471

Debt and Capital Lease Obligations (Tables)	9 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
Summary of the current and non-current portions of the debt outstanding

	September 30, 2012
	Current	Non-Current
10% Senior Secured Notes, net of discount, due June 2020	$—	$635,802
3.25% Convertible Notes, net of discount, due June 2016	—	196,699
5.00% Debentures, net of discount	—	2,774
6.00% Convertible Notes, net of discount, due June 2017	—	328,494
Bank loans with a weighted average rate of 4.00% due November 2012 - September 2017	32,693	4,435
Total debt	32,693	1,168,204

Capital lease obligations	242	15,324
Total debt and capital lease obligations	$32,935	$1,183,528

	December 31, 2011
	Current	Non-Current
3.25% Convertible Notes, net of discount, due June 2016	$—	$190,877
Bank loans 2.69% - 3.88% due February 2012 - September 2017	1,516	5,668
Total debt	$1,516	$196,545

	December 31, 2011
	Current	Non-Current
Notes 3.25%, net of discount, due June 2016	$—	$190,877
Bank loans 2.69% - 3.88% due February 2012 - September 2017	1,516	5,668
Total debt	$1,516	$196,545

Earnings per Share (Tables)	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Schedule of earnings per share, basic and diluted

	Three Months Ended
(In thousands, except share and per share amounts)	September 30, 2012	September 30, 2011
Net (loss) income attributable to Molycorp stockholders	$(18,891)	$45,356
Dividends on Convertible Preferred Stock	(2,846)	(2,846)
(Loss) income attributable to common stockholders	(21,737)	42,510
Weighted average common shares outstanding—basic	117,086,022	83,847,119
Basic (loss) earnings per share	$(0.19)	$0.51

(Loss) income attributable to common stockholders	(21,737)	42,510
Effect of dilutive 3.25% Convertible Notes	—	404
(Loss) income attributable to common stockholders adjusted for effect of dilution	(21,737)	42,914
Weighted average common shares outstanding—diluted	117,086,022	87,069,256
Diluted (loss) earnings per share	$(0.19)	$0.49

	Nine Months Ended
(In thousands, except share and per share amounts)	September 30, 2012	September 30, 2011
Net (loss) income attributable to Molycorp stockholders	$(89,976)	$90,947
Dividends on Convertible Preferred Stock	(8,539)	(7,116)
(Loss) income attributable to common stockholders	(98,515)	83,831
Weighted average common shares outstanding—basic	101,147,638	83,321,816
Basic (loss) earnings per share	$(0.97)	$1.01

(Loss) income attributable to common stockholders	(98,515)	83,831
Effect of dilutive 3.25% Convertible Notes	—	413
(Loss) income attributable to common stockholders adjusted for effect of dilution	(98,515)	84,244
Weighted average common shares outstanding—diluted	101,147,638	84,596,676
Diluted (loss) earnings per share	$(0.97)	$1.00

(In thousands, except share and per share amounts)	Year Ended December 31, 2011
Net income attributable to Molycorp stockholders	$117,526
Cumulative undeclared and paid dividends on preferred stock	(9,962)
Net income attributable to common stockholders	107,564
Weighted average common shares outstanding—basic	83,454,221
Basic earnings per share	$1.29
Net income attributable to common stockholders	$107,564
Effect of dilutive Notes	413
Income attributable to common stockholders, adjusted for the effect of dilutive Notes	107,977
Weighted average common shares outstanding—dilutive	85,220,017
Dilutive earnings per share	$1.27

Stock-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

	Year ended December 31,
	2011	2010	2009
Risk-free interest rate	2.21%	n/a	0.6%
Expected term	6.0 years	n/a	0.8 years	*
Volatility	60.1%	n/a	145.5%
Expected dividend yield	none	n/a	none

* The Company issued an option to its Chief Executive Officer on April 10, 2009 for the purchase of 147,474 shares of the Company common stock (giving effect to the Corporate Reorganization and the conversion of Class A common stock into common stock in connection with the IPO). The option vested on the date of grant and had an expected term of P10M months.

Summary of activity related to stock-based awards

PBRSUs	Number of Shares	Weighted Average Grant-Date Fair Value
Unvested at January 1, 2012	—	—
Granted	46,036	$30.30
Forfeited	(460)	30.33
Vested	—	—
Unvested at September 30, 2012	45,576	$30.30

RSUs	Number of Shares	Weighted Average Grant-Date Fair Value
Unvested at January 1, 2012	78,544	$56.55
Granted	235,474	$24.36
Forfeited	(4,135)	39.26
Vested*	(24,764)	$26.67
Unvested at September 30, 2012	285,119	$32.81

*
Represents deferral and conversion of a portion of fees payable to certain non-employee directors of the Company, and deferral and conversion of a portion of the 2011 annual cash bonuses paid to certain executive officers and other employees of the Company.

RSAs	Number of Shares	Weighted Average Grant-Date Fair Value
Unvested at January 1, 2012	48,924	$40.20
Granted	—	—
Forfeited	(601)	$48.87
Vested	—	—
Unvested at September 30, 2012	48,323	$40.09

Summary of the activity and other information related to stock option awards

	September 30, 2012
Stock Options	Number of Shares	Weighted Average Exercise Price
Outstanding at January 1, 2012	52,819	$48.87
Granted	—	—
Exercised	—	—
Forfeited and expired	—	—
Outstanding at September 30, 2012	52,819	$48.87
Options exercisable at September 30, 2012	17,606	$48.87

	2011		2010		2009
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price	*Number of Shares	Weighted Average Exercise Price
Outstanding at beginning of year	—	$—	126,405	$2.37	—	$—
Granted	52,819	$48.87	—	$—	147,474	$2.37
Exercised	—	$—	(126,405)	$2.37	(21,069)	$2.37
Forfeited and expired	—	$—	—	$—	—	$—
Outstanding at end of year	52,819	$48.87	—	$—	126,405	$2.37
Options exercisable at year-end	—	$—	—	$—	126,405	$2.37
Weighted-average fair value of options granted	$27.78		$—		$63.41
Cash received from exercise of options (in millions)	$—		$0.3		$0.1
Total intrinsic value of options exercised (in millions)	$—		$14.3		$2.4

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]

RSAs	Number of Shares	Weighted Average Grant-Date Fair Value
Unvested at January 1, 2011	37,500	$36.51
Granted	11,717	$52.12
Forfeited	(293)	$48.87
Vested	—	$—
Unvested at December 31, 2011	48,924	$40.20

RSUs	Number of Shares	Weighted Average Grant-Date Fair Value
Unvested at January 1, 2011	—	$—
Granted	80,256	$56.43
Forfeited	—	$—
Vested*	(1,712)	$50.69
Unvested at December 31, 2011	78,544	$56.55

* Represents deferral and conversion of all or a portion of fees payable to certain non-employee directors of the Company into RSUs, based on the Company’s common stock price when the fees are due. These RSUs vested immediately because they relate to services already rendered by the non-employee directors.

Commitments and Contingencies Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments for operating leases

(In thousands)	Total	Less Than 1 Year	1 - 3 Years	4 - 5 Years	More Than 5 Years
Operating lease obligations	$9,826	$1,417	$5,929	$1,110	$1,370

Schedule of minimum payments for purchase obligations

(In thousands)	Total	Less Than 1 Year	1 - 3 Years	4 - 5 Years	More Than 5 Years
Purchase obligations and other commitment	$287,819	$284,534	$1,798	$538	$949

Concentrations (Tables)	9 Months Ended
Sep. 30, 2012
Risks and Uncertainties [Abstract]
Summary of percent of revenue, by product, accounting for more than 10% of sales
Percentages of the Resources segment's sales by product that accounted for more than 10% of consolidated sales for the three and nine months ended September 30, 2012 and 2011, respectively, were approximately as follows:

	Three Months Ended September 30, 2012	Nine Months Ended September 30, 2012
Didymium, Neodymium and Praseodymium products	nm	10%

	Three Months Ended September 30, 2011	Nine Months Ended September 30, 2011
Lanthanum products	29%	25%
Cerium products	nm	12%
Didymium, Neodymium and Praseodymium products	36%	29%

	2011	2010	2009
Lanthanum products	23%	39%	92%
Cerium products	11%	29%	2%
Didymium products	26%	26%	n/a

Schedules of Concentration of Risk, by Risk Factor
For the three months ended September 30, 2012, sales by product from the Chemicals and Oxides segment that accounted for more than 10% of consolidated sales were approximately as follows:

	Three Months Ended September 30, 2012	Nine Months Ended September 30, 2012
Cerium products	16%	11%
Didymium products	12%	nm

Schedules of Concentration of Risk by Customer Risk Factor [Table Text Block]

Year Ended December 31, 2010
Mitsubishi Unimetals USA	$8,479
W.R. Grace & Co.—Conn.	$7,438
Chuden Rare Earth Co. Ltd.	$5,389
Shin-Etsu Chemical Co.	$4,020

Net Change in Operating Assets and Liabilities (Tables)	9 Months Ended
Sep. 30, 2012
Net Change in Operating Assets and Liabilities
Schedule of changes in operating assets and liabilities, net of the effects of acquisitions and dispositions

	Nine Months Ended
(In thousands)	September 30, 2012	September 30, 2011
Decrease (increase) in operating assets:
Accounts receivable	$88,997	$(42,250)
Inventory	13,202	(39,408)
Prepaid expenses and other assets	7,174	(1,596)
Increase (decrease) in operating liabilities:
Accounts payable	(43,223)	(7,099)
Income tax payable	(39,483)	—
Interest payable	(9,704)	—
Asset retirement obligation	—	(581)
Accrued expenses	(49,044)	2,245
	$(32,081)	$(88,689)

	Year Ended December 31,
(In thousands)	2011	2010	2009
Decrease (increase) in operating assets:
Accounts receivable	$(52,805)	$(15,200)	$125
Inventory	(54,343)	(6,872)	(13,557)
Prepaid expenses and other assets	(6,363)	251	360
Increase (decrease) in operating liabilities:
Accounts payable	16,233	3,797	(254)
Prepaid income taxes	(17,832)	—	—
Asset retirement obligation	(1,030)	(632)	(387)
Accrued expenses	6,151	(1,481)	5,749
	$(109,989)	$(20,137)	$(7,964)

Supplemental Cash Flow Information (Tables)	9 Months Ended
Sep. 30, 2012
Supplemental Cash Flow Information [Abstract]
Summary of supplemental cash flow information
2

	Year Ended December 31,
(In thousands)	2011	2010	2009
Net cash paid for:
Income taxes	$43,505	$—	$—
Interest	$4,192	$—	$—
Non-cash financing activities and investing activities:
Conversion of short-term borrowings from member plus accrued interest, into common shares	$—	$—	$6,831
Change in accrued capital expenditures	$112,606	$5,510	$(150)

Derivative Instruments Derivative Instruments (Tables)	9 Months Ended
Sep. 30, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Notional Amounts of Outstanding Derivative Positions [Table Text Block]

Entity	Currency purchased forward	Currency sold forward	Maturity dates
Molycorp Minerals, LLC	€0.5	USD 0.6	January 2012
Molycorp Minerals, LLC	€1.4	USD 1.9	February 2012
Molycorp Minerals, LLC	€0.5	USD 0.6	March 2012

Pension (Tables)	9 Months Ended
Sep. 30, 2012
Compensation and Retirement Disclosure [Abstract]
Schedule of Net Benefit Costs [Table Text Block]

Pension Plan and PBP	For the period from June 12, 2012 to September 30, 2012
Components of net periodic benefit cost:
Service Cost	$—
Interest cost	90
Expected return on assets	(67)
Amortization of transition obligation/(asset)	—
Amortization of prior service cost	(1)
Amortization of actuarial loss	55
Net periodic benefit cost	$77

Unaudited Supplementary Data (Tables)	9 Months Ended
Sep. 30, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]

	2011
	Three Months Ended
	March 31	June 30	September 30(2)	December 31
	(In thousands, except share and per share data)
Sales	$26,261	$99,615	$138,050	$132,905
Cost of goods sold	(16,677)	(42,923)	(55,657)	(62,633)
Selling, general and administrative expense (Includes stock-based compensation of $2,899 in March, $412 in June, $611 in September and $586 in December)	(11,238)	(14,229)	(14,901)	(24,019)
Depreciation and amortization expense	(83)	(283)	(305)	(62)
Accretion expense	(234)	(240)	(240)	(241)
Operating income (loss)	(1,971)	41,940	66,947	45,950
Other income (expense):
Other income (expense)	(168)	133	(117)	(1)
Foreign currency transaction losses, net	—	—	(2,000)	(3,415)
Interest income (expense), net	140	70	(671)	73
Income (loss) before income taxes	(1,999)	42,143	64,159	42,607
Income tax (expense) benefit	(199)	6,612	(19,056)	(15,933)
Net income (loss)	(2,198)	48,755	45,103	26,674
Net loss (income) attributable to noncontrolling interest	—	(968)	255	(95)
Net income (loss) attributable to Molycorp stockholders	$(2,198)	$47,787	$45,358	$26,579
Weighted average shares outstanding (Common shares)(1)
Basic	82,253,700	83,847,119	83,847,119	83,847,119
Diluted	82,253,700	84,413,499	87,069,256	87,069,711
Income (loss) per share of common stock:
Basic	$(0.04)	$0.52	$0.50	$0.27
Diluted	$(0.04)	$0.52	$0.48	$0.26

	2010
	Three Months Ended
	March 31	June 30	September 30	December 31
	(In thousands, except share and per share data)
Sales	$3,018	$1,904	$8,533	$21,702
Cost of goods sold	(5,950)	(5,576)	(7,742)	(18,323)
Selling, general and administrative expense (Includes stock-based compensation of $0 in March, $15,133 in June, $6,527 in September and $7,079 in December)	(4,480)	(19,387)	(10,644)	(13,002)
Depreciation and amortization expense	(95)	(61)	(83)	(80)
Accretion expense	(263)	(216)	(216)	(217)
Operating loss	(7,770)	(23,336)	(10,152)	(9,920)
Other income (expense):
Other income	21	45	14	75
Interest income (expense), net of capitalized amount	—	—	(7)	256
Net loss	$(7,749)	$(23,291)	$(10,145)	$(9,589)
Weighted average shares outstanding (Common shares)(1)
Basic	48,155,533	49,666,732	69,550,649	81,509,452
Diluted	48,155,533	49,666,732	69,550,649	81,509,452
Loss per share of common stock:
Basic	$(0.16)	$(0.47)	$(0.15)	$(0.12)
Diluted	$(0.16)	$(0.47)	$(0.15)	$(0.12)

(1)
Weighted average shares outstanding include the retroactive treatment of exchange ratios for conversion of Class A common stock and Class B common stock to common stock in conjunction with the initial public offering.

(2)
During the fourth quarter of 2011, we identified an error in the elimination of intercompany sales in the third quarter of 2011. We have concluded that this error is not material to our previously issued consolidated financial statements for the third quarter of 2011, or to our consolidated financial statements for the 9 months ended September 30, 2011 or the fourth quarter of 2011. We revised our previously reported results for the third quarter of 2011 to correct this error in the appropriate quarterly period. This revision resulted in an increase to cost of sales of $5.1 million, a decrease in operating income of $5.1 million and a decrease in net income of $3.3 million, net of income tax benefit in the third quarter of 2011 of $1.8 million for the three months ended September 30, 2011. For the nine months ended September 30, 2011, this revision resulted in an increase to cost of sales of $5.1 million, a decrease in operating income of $5.1 million and a decrease in net income of $3.3 million, net of income tax benefit of $1.8 million We will appropriately revise the results in the quarterly filing on Form 10-Q for the three and nine months ended September 30, 2011, when next presented in the third quarter of 2012.

Subsequent Events Subsequent Events (Tables)	9 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Summarizes the purchase prices and opening balance sheets for the acquisitions

June 11, 2012
Purchase consideration:
Cash consideration	$908,181
Fair value of Molycorp common stock and Exchangeable Shares issued	284,144
Total purchase consideration	$1,192,325
Estimated fair values of the assets and liabilities acquired:
Cash and cash equivalents	$317,169
Accounts receivable	101,470
Inventory	250,989
Prepaid expenses and other current assets	26,893
Property, plant and equipment	70,391
Investments	21,019
Intangibles	491,786
Goodwill	501,571
Other non-current assets	22,859
Accounts payable and accrued expenses	(138,576)
Debt - current	(255,056)
Other current liabilities	(29,939)
Deferred tax liabilities	(158,177)
Long-term debt	(281)
Other non-current liabilities	(14,032)
Non-controlling interests	(15,761)
Total purchase consideration	$1,192,325

Effective acquisition date for financial reporting purposes:	Molycorp Silmet April 1, 2011	MMA April 15, 2011
Purchase consideration:
Cash consideration	$9,021	$17,500
Fair value of Molycorp common stock issued	72,653	—
Total purchase consideration	$81,674	$17,500
Fair values of the assets and liabilities acquired:
Cash	$105	$6,395
Accounts receivable and other current assets	8,626	5,474
Inventory	37,404	11,327
Property, plant and equipment, net	63,393	4,512
Intangible assets subject to amortization	2,669	—
Goodwill	1,455	1,977
Liabilities	(19,974)	(8,989)
Deferred tax liabilities	—	(3,196)
Long-term debt	(3,184)	—
Noncontrolling interest	(8,820)	—
Total purchase consideration	$81,674	$17,500

Effective acquisition date for financial reporting purposes:	Molycorp Sillamäe April 1, 2011	Molycorp Tolleson April 15, 2011
Purchase consideration:
Cash consideration	$9,021	$17,500
Fair value of common stock	72,653	—
Total purchase consideration	$81,674	$17,500
The fair values of the assets and liabilities acquired:
Cash	$105	$6,395
Accounts receivable and other current assets	8,626	5,474
Inventory	37,404	11,327
Property and equipment, net	63,393	4,512
Intangible assets subject to amortization	2,669	—
Goodwill	1,455	1,977
Liabilities	(19,974)	(8,989)
Deferred tax liabilities	—	(3,196)
Long-term debt	(3,184)	—
Noncontrolling interest	(8,820)	—
Total purchase consideration	$81,674	$17,500

June 11, 2012
Purchase consideration:
Cash consideration	$908,181
Fair value of Molycorp common stock and Exchangeable Shares issued	284,144
Total purchase consideration	$1,192,325
Estimated fair values of the assets and liabilities acquired:
Cash and cash equivalents	$317,169
Accounts receivable	101,470
Inventory	250,989
Prepaid expenses and other current assets	26,893
Property, plant and equipment	70,391
Investments	21,019
Intangibles	491,786
Goodwill	501,571
Other non-current assets	22,859
Accounts payable and accrued expenses	(138,576)
Debt - current	(255,056)
Other current liabilities	(29,939)
Deferred tax liabilities	(158,177)
Long-term debt	(281)
Other non-current liabilities	(14,032)
Non-controlling interests	(15,761)
Total purchase consideration	$1,192,325

Summary of actual and pro forma information

(In thousands, except per share amounts)	Sales	Net Income (Loss)	Net Income (Loss) Attributable To Molycorp	EPS Basic
Actual July 1, 2012 to September 30, 2012 (acquiree)	$162,764	$1,118	$(2,322)	$(0.02)
Actual June 11, 2012 to September 30, 2012 (acquiree)	$206,397	$1,165	$(2,955)	$(0.03)
Unaudited pro forma January 1, 2012 to September 30, 2012 (combined entity)	$729,469	$(74,229)	$(82,056)	$(0.77)
Unaudited pro forma July 1, 2011 to September 30, 2011 (combined entity)	$385,889	$108,386	$105,947	$0.94
Unaudited pro forma January 1, 2011 to September 30, 2011 (combined entity)	$860,707	$200,951	$192,300	$1.69

(In thousands, except per share amounts)	Sales	Net Income	Net Income Attributable To Molycorp	EPS Basic
Unaudited pro forma January 1, 2011 to September 30, 2011 (combined entity)	$297,400	$104,170	$103,457	$1.17

(In thousands, except per share amounts)	Revenue	Net Income (loss)	Net Income (loss) Attributable To Molycorp	EPS Basic
Actual April 1, 2011 to December 31, 2011 (Molycorp Sillamäe)	$86,496	$13,571	$12,763	$0.15
Actual April 1, 2011 to December 31, 2011 (Molycorp Tolleson)	$56,772	$7,877	$7,877	$0.09
Unaudited pro forma January 1, 2011 to December 31, 2011 (combined entity)	$430,305	$105,397	$104,590	$1.13
Unaudited pro forma January 1, 2010 to December 31, 2010 (combined entity)	$85,549	$(30,920)	$(31,329)	$(0.50)

(In thousands, except per share amounts)	Sales	Net Income (Loss))	Net Income (Loss) Attributable To Molycorp	EPS Basic
Unaudited pro forma January 1, 2011 to December 31, 2011 (combined entity)	$1,196,876	$241,897	$231,766	$2.03

Subsidiary Guarantor Financial Information (Tables)	9 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Condensed Balance Sheet

	At September 30, 2012
	(in thousands)
Condensed Consolidating Balance Sheets	Parent	Guarantor Subsidiaries		Non-Guarantor Subsidiaries		Eliminations	Molycorp, Inc. consolidated
Current assets:
Cash and cash equivalents	$175,400	$3,830		$256,795		$—	$436,025
Trade accounts receivable, net	—	13,644		74,827		—	88,471
Inventory	—	48,335		232,798		—	281,133
Deferred charges	—	4,589		7,928		—	12,517
Deferred tax assets	—	2,049		15,353		—	17,402
Income tax receivable	—	38,933		—		—	38,933
Prepaid expenses and other current assets	—	20,867		27,844		—	48,711
Total current assets	175,400	132,247		615,545		—	923,192
Non-current assets:
Deposits	1,752	21,362		173		—	23,287
Property, plant and equipment, net	—	1,223,557		139,887		—	1,363,444
Inventory	—	9,601		—		—	9,601
Intangible assets, net	—	524		478,649		—	479,173
Investments	—	46,900		21,106		—	68,006
Deferred tax assets	—	21,002		(10,704)		—	10,298
Goodwill	—	1,977		503,026		—	505,003
Investments in consolidated subsidiaries	932,310	95,131		—		(1,027,441)	—
Intercompany accounts receivable	1,680,993	156,646	—	—	—	(1,837,639)	—

Other non-current assets	—		817		4,505		—	5,322
Total non-current assets	2,615,055		1,577,517		1,136,642		(2,865,080)	2,464,134
Total assets	$2,790,455		$1,709,764		$1,752,187		$(2,865,080)	$3,387,326

Current liabilities:
Trade accounts payable	$—		$185,097		$45,158		$—	$230,255
Accrued expenses	27,733	—	8,030	—	30,526	—	—	66,289
Income tax payable	—		63		25,538		—	25,601
Deferred tax liabilities	—		—		128		—	128
Debt and capital lease obligations	—		242	—	32,693	—	—	32,935
Other current liabilities	—		2,096		—		—	2,096
Total current liabilities	27,733		195,528	—	134,043	—	—	357,304
Non-current liabilities:
Asset retirement obligation	—		20,727		—		—	20,727
Deferred tax liabilities	(94)		43,997		145,991		—	189,894
Debt and capital lease obligations	1,160,994		15,324	—	7,210	—	—	1,183,528
Derivative liability	—		—		8,846		—	8,846
Pension liabilities	—		—		2,855		—	2,855
Intercompany accounts payable	—		1,351,099		486,540		(1,837,639)	—
Other non-current liabilities	—		1,061	—	1,959	—	—	3,020
Total non-current liabilities	1,160,900		1,432,208	—	653,401	—	(1,837,639)	1,408,870
Total liabilities	$1,188,633		$1,627,736		$787,444		$(1,837,639)	$1,766,174

Stockholders’ equity:
Common stock	138		—		—		—	138
Preferred stock	2		—		—		—	2
Additional paid-in capital	1,686,226		149,857		947,376		(1,097,233)	1,686,226
Accumulated other comprehensive loss	(9,646)		—		(9,646)		9,646	(9,646)
(Deficit) retained earnings	(74,898)		(67,829)		7,683		60,146	(74,898)
Total Molycorp stockholders’ equity	1,601,822		82,028		945,413		(1,027,441)	1,601,822
Noncontrolling interests	—		—		19,330		—	19,330
Total stockholders’ equity	1,601,822		82,028		964,743		(1,027,441)	1,621,152
Total liabilities and stockholders’ equity	$2,790,455		$1,709,764		$1,752,187		$(2,865,080)	$3,387,326

	At December 31, 2011
Condensed Consolidating Balance Sheets	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Molycorp, Inc. consolidated
Current assets:
Cash and cash equivalents	$407,446	$10,758	$651	$—	$418,855
Trade accounts receivable, net	—	58,619	12,060	—	70,679
Inventory	—	52,246	59,697	—	111,943
Deferred charges	—	7,318	—	—	7,318
Prepaid income taxes	—	10,514	—	—	10,514
Prepaid expenses and other current assets	—	17,845	1,890	—	19,735
Total current assets	407,446	157,300	74,298	—	639,044
Non-current assets:
Deposits	1,751	21,362	173	—	23,286
Property, plant and equipment, net	—	500,612	61,016	—	561,628
Inventory	—	4,362	—	—	4,362
Intangible assets, net	—	573	2,499	—	3,072
Investments	—	20,000	—	—	20,000
Goodwill	—	1,977	1,455	—	3,432

Investments in consolidated subsidiaries	150,510	118,879	—	(269,389)	—
Intercompany accounts receivable (payable)	476,711	25,870	—	(502,581)	—
Other non-current assets	—	301	—	—	301
Total non-current assets	628,972	693,936	65,143	(771,970)	616,081
Total assets	$1,036,418	$851,236	$139,441	$(771,970)	$1,255,125

Current liabilities:
Trade accounts payable	$—	$139,408	$22,179	$—	$161,587
Accrued expenses	311	11,072	1,515	—	12,898
Deferred tax liabilities	—	1,356	—	—	1,356
Debt	—	—	1,516	—	1,516
Short-term borrowings-related party	—	870	—	—	870
Current portion of asset retirement obligation	—	396	—	—	396
Total current liabilities	311	153,102	25,210	—	178,623
Non-current liabilities:
Asset retirement obligation	—	15,145	—	—	15,145
Deferred tax liabilities	—	18,899	—	—	18,899
Debt	190,877	—	5,668	—	196,545
Intercompany accounts payable	—	489,180	13,401	(502,581)	—
Other non-current liabilities	—	683	—	—	683
Total non-current liabilities	190,877	523,907	19,069	(502,581)	231,272
Total liabilities	$191,188	$677,009	$44,279	$(502,581)	$409,895

Stockholders’ equity:
Common stock	84	—	—	—	84
Preferred stock	2	—	—	—	2
Additional paid-in capital	838,547	149,857	91,158	(241,015)	838,547
Accumulated other comprehensive loss	(8,481)	—	(8,481)	8,481	(8,481)
Retained earnings	15,078	24,370	12,485	(36,855)	15,078
Total stockholders’ equity	845,230	174,227	95,162	(269,389)	845,230
Total liabilities and stockholders’ equity	$1,036,418	$851,236	$139,441	$(771,970)	$1,255,125

	At December 31, 2010
Condensed Consolidating Balance Sheets	Parent	Guarantor Subsidiaries	Eliminations	Molycorp, Inc. consolidated
Current assets:
Cash and cash equivalents	$316,430	$—	$—	$316,430
Trade accounts receivable, net	—	16,421	—	16,421
Inventory	—	18,822	—	18,822
Prepaid expenses and other current assets	—	1,759	—	1,759
Total current assets	316,430	37,002	—	353,432
Non-current assets:
Deposits	18,200	8,000	—	26,200
Property, plant and equipment, net	—	93,966	—	93,966
Inventory	—	5,212	—	5,212
Intangible assets, net	—	639	—	639
Investments in consolidated subsidiary	39,097	—	(39,097)	—
Intercompany accounts receivable	72,893	107	(73,000)	—
Other non-current assets	—	111	—	111
Total non-current assets	130,190	108,035	(112,097)	126,128
Total assets	$446,620	$145,037	$(112,097)	$479,560

Current liabilities:
Trade accounts payable	$—	$13,009	$—	$13,009
Accrued expenses	—	4,225	—	4,225
Short-term borrowing - related party	—	3,085	—	3,085
Other current liabilities	—	393	—	393
Total current liabilities	—	20,712	—	20,712
Non-current liabilities:
Asset retirement obligation	—	12,078	—	12,078
Intercompany accounts payable	107	72,893	(73,000)
Other non-current liabilities	—	257	—	257
Total non-current liabilities	107	85,228	(73,000)	12,335
Total liabilities	$107	$105,940	$(73,000)	$33,047

Stockholders’ equity:
Common stock	82	—	—	82
Additional paid-in capital	539,866	132,335	(132,335)	539,866
Deficit	(93,435)	(93,238)	93,238	(93,435)
Total stockholders’ equity	446,513	39,097	(39,097)	446,513
Total liabilities and stockholders’ equity	$446,620	$145,037	$(112,097)	$479,560

	Year Ended December 31, 2011
Condensed Consolidating Statements of Operations and Comprehensive Income	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Molycorp, Inc. consolidated
Sales	$—	$365,490	$100,398	$(69,057)	$396,831
Operating costs and expenses:
Cost of goods sold	—	(168,362)	(78,585)	69,057	(177,890)
Selling, general and administrative	(7)	(61,926)	(2,454)	—	(64,387)
Depreciation and amortization	—	(423)	(310)	—	(733)
Accretion expense	—	(955)	—	—	(955)
Operating (loss) income	(7)	133,824	19,049	—	152,866
Other (expense) income:
Other expense	—	(153)	—	—	(153)
Foreign exchange losses, net	—	—	(5,415)	—	(5,415)
Interest expense, net	(499)	248	(137)	—	(388)
Interest income (expense) from intercompany notes	424	(296)	(128)	—	—
Equity earnings from consolidated subsidiaries	117,608	12,485	—	(130,093)	—
	117,533	12,284	(5,680)	(130,093)	(5,956)
Income before income taxes	117,526	146,108	13,369	(130,093)	146,910
Income tax expense	—	(28,500)	(76)	—	(28,576)
Net income	117,526	117,608	13,293	(130,093)	118,334
Net income attributable to noncontrolling interest	—	—	(808)	—	(808)
Net income attributable to Molycorp stockholders	$117,526	$117,608	$12,485	$(130,093)	$117,526

Net income	$117,526	$117,608	$13,293	$(130,093)	$118,334
Other comprehensive income:
Foreign currency translation adjustments	—	—	(8,481)	—	(8,481)
Comprehensive income (loss)	$117,526	$117,608	$4,812	$(130,093)	$109,853
Comprehensive income (loss) attributable to:
Molycorp stockholders	117,526	117,608	4,427	(130,093)	109,468
Noncontrolling interest	—	—	385	—	385
	$117,526	$117,608	$4,812	$(130,093)	$109,853

Schedule of Condensed Income Statement and Comprehensive Income

	Three Months Ended September 30, 2012
	(in thousands)
Condensed Consolidating Statements of Operations and Comprehensive Income	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Molycorp, Inc. consolidated
Sales	$—	$26,103	$192,060	$(12,559)	$205,604
Costs of sales:
Costs excluding depreciation and amortization	—	(38,919)	(157,768)	12,559	(184,128)
Depreciation and amortization	—	(3,375)	(7,237)	—	(10,612)
Gross (loss) profit	—	(16,191)	27,055	—	10,864
Operating expenses:
Selling, general and administrative	(29)	(20,147)	(11,292)	—	(31,468)
Corporate development	—	(1,073)	—	—	(1,073)
Depreciation, amortization and accretion	—	(742)	(8,981)	—	(9,723)
Research and development	—	(2,497)	(6,432)	—	(8,929)
Operating loss	(29)	(40,650)	350	—	(40,329)
Other (expense) income:
Other (expense) income	—	(68)	11	—	(57)
Foreign exchange (losses) gains, net	—	(3)	1,913	—	1,910
Interest expense, net	(2,920)	(1,076)	(1,273)	—	(5,269)
Interest income (expense) from intercompany notes	453	(324)	(129)	—	—
Equity earnings from consolidated subsidiaries	(16,395)	4,090	—	12,305	—
	(18,862)	2,619	522	12,305	(3,416)
Loss before income taxes and equity earnings	(18,891)	(38,031)	872	12,305	(43,745)
Income tax (expense) benefit	—	23,537	5,419	—	28,956
Equity in results of affiliates	—	(682)	20	—	(662)
Net (loss) income	(18,891)	(15,176)	6,311	12,305	(15,451)
Net income attributable to noncontrolling interest	—	—	(3,440)	—	(3,440)
Net (loss) income attributable to Molycorp stockholders	$(18,891)	$(15,176)	$2,871	$12,305	$(18,891)

Net (loss) income	$(18,891)	$(15,176)	$6,311	$12,305	$(15,451)
Other comprehensive income:
Foreign currency translation adjustments	—	—	526	—	526
Comprehensive (loss) income	$(18,891)	$(15,176)	$6,837	$12,305	$(14,925)
Comprehensive (loss) income attributable to:
Molycorp stockholders	(18,891)	(15,176)	10,277	12,305	(11,485)
Noncontrolling interest	—	—	(3,440)	—	(3,440)
	$(18,891)	$(15,176)	$6,837	$12,305	$(14,925)

	Nine Months Ended September 30, 2012
	(in thousands)
Condensed Consolidating Statements of Operations and Comprehensive Income	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Molycorp, Inc. consolidated
Sales	$—	$121,172	$293,794	$(20,315)	$394,651
Costs of sales:
Costs excluding depreciation and amortization	—	(105,185)	(252,899)	20,315	(337,769)
Depreciation and amortization	—	(7,539)	(11,526)	—	(19,065)
Gross profit	—	8,448	29,369	—	37,817
Operating expenses:
Selling, general and administrative	45	(62,746)	(16,020)	—	(78,721)
Corporate development	(46)	(19,333)	—	—	(19,379)
Depreciation, amortization and accretion	—	(1,441)	(10,920)	—	(12,361)
Research and development	—	(10,584)	(8,044)	—	(18,628)
Operating (loss) income	(1)	(85,656)	(5,615)	—	(91,272)
Other (expense) income:
Other expense	—	(37,562)	(53)	—	(37,615)
Foreign exchange (losses) gains, net	—	(5)	729	—	724
Interest expense, net	(12,602)	(194)	(2,193)	—	(14,989)
Interest income (expense) from intercompany notes	1,326	(967)	(359)	—	—
Equity earnings from consolidated subsidiaries	(78,699)	(18,302)	—	97,001	—
	(89,975)	(57,030)	(1,876)	97,001	(51,880)
Loss before income taxes and equity earnings	(89,976)	(142,686)	(7,491)	97,001	(143,152)
Income tax benefit	—	51,962	6,480	—	58,442
Equity in results of affiliates	—	(1,475)	329	—	(1,146)
Net loss	(89,976)	(92,199)	(682)	97,001	(85,856)
Net income attributable to noncontrolling interest	—	—	(4,120)	—	(4,120)
Net loss attributable to Molycorp stockholders	$(89,976)	$(92,199)	$(4,802)	$97,001	$(89,976)

Net loss	$(89,976)	$(92,199)	$(682)	$97,001	$(85,856)
Other comprehensive income:
Foreign currency translation adjustments	—	—	(1,165)	—	(1,165)
Comprehensive loss	$(89,976)	$(92,199)	$(1,847)	$97,001	$(87,021)
Comprehensive loss attributable to:
Molycorp stockholders	(89,976)	(92,199)	2,273	97,001	(82,901)
Noncontrolling interest	—	—	(4,120)	—	(4,120)
	$(89,976)	$(92,199)	$(1,847)	$97,001	$(87,021)

	Three Months Ended September 30, 2011
	(in thousands)
Condensed Consolidating Statements of Operations and Comprehensive Income	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Molycorp, Inc. consolidated
Sales	$—	$139,326	$35,910	$(37,186)	$138,050
Costs of sales:
Costs excluding depreciation and amortization	—	(62,259)	(25,529)	37,186	(50,602)
Depreciation and amortization	—	(2,440)	(2,616)	—	(5,056)
Gross profit	—	74,627	7,765	—	82,392
Operating expenses:
Selling, general and administrative	(592)	(11,374)	(216)	—	(12,182)
Corporate development	—	(573)	—	—	(573)
Depreciation, amortization and accretion	—	(148)	(396)	—	(544)
Research and development	—	(2,148)	—	—	(2,148)
Operating (loss) income	(592)	60,384	7,153	—	66,945
Other (expense) income:
Other expense	—	(117)	—	—	(117)
Foreign exchange losses, net	—	—	(2,000)	—	(2,000)
Interest expense, net	(599)	(11)	(61)	—	(671)
Interest income (expense) from intercompany notes	61	(24)	(37)	—	—
Equity earnings from consolidated subsidiaries	46,486	5,309	—	(51,795)	—
	45,948	5,157	(2,098)	(51,795)	(2,788)
Income (loss) before income taxes	45,356	65,541	5,055	(51,795)	64,157
Income tax expense	—	(19,055)	(1)	—	(19,056)
Net income (loss)	45,356	46,486	5,054	(51,795)	45,101
Net income attributable to noncontrolling interest	—	—	255	—	255
Net income (loss) attributable to Molycorp stockholders	$45,356	$46,486	$5,309	$(51,795)	$45,356

Net income (loss)	$45,356	$46,486	$5,054	$(51,795)	$45,101
Other comprehensive income:
Foreign currency translation adjustments	—	—	(5,564)	—	(5,564)
Comprehensive income (loss)	$45,356	$46,486	$(510)	$(51,795)	$39,537
Comprehensive income (loss) attributable to:
Molycorp stockholders	45,356	46,486	299	(51,795)	40,346
Noncontrolling interest	—	—	(809)	—	(809)
	$45,356	$46,486	$(510)	$(51,795)	$39,537

	Nine Months Ended September 30, 2011
	(in thousands)
Condensed Consolidating Statements of Operations and Comprehensive Income	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Molycorp, Inc. consolidated
Sales	$—	$252,132	$68,568	$(56,773)	$263,927
Costs of sales:
Costs excluding depreciation and amortization	—	(115,622)	(46,821)	56,773	(105,670)
Depreciation and amortization	—	(6,820)	(2,768)	—	(9,588)
Gross profit	—	129,690	18,979	—	148,669
Operating expenses:
Selling, general and administrative	(3,903)	(25,784)	(1,778)	—	(31,465)
Corporate development	—	(3,889)	—	—	(3,889)
Depreciation, amortization and accretion	—	(988)	(396)	—	(1,384)
Research and development	—	(5,165)	—	—	(5,165)
Operating loss	(3,903)	93,864	16,805	—	106,766
Other (expense) income:
Other expense	—	(152)	—	—	(152)
Foreign exchange losses, net	—	—	(1,850)	—	(1,850)
Interest expense, net	(295)	(3)	(163)	—	(461)
Interest income (expense) from intercompany notes	61	(24)	(37)	—	—
Equity earnings from consolidated subsidiaries	95,084	14,041	—	(109,125)	—
	94,850	13,862	(2,050)	(109,125)	(2,463)
Income before income taxes	90,947	107,726	14,755	(109,125)	104,303
Income tax expense	—	(12,642)	(1)	—	(12,643)
Net income	90,947	95,084	14,754	(109,125)	91,660
Net income attributable to noncontrolling interest	—	—	(713)	—	(713)
Net income attributable to Molycorp stockholders	$90,947	$95,084	$14,041	$(109,125)	$90,947

Net income	$90,947	$95,084	$14,754	$(109,125)	$91,660
Other comprehensive income:
Foreign currency translation adjustments	—	—	(4,240)	—	(4,240)
Comprehensive income	$90,947	$95,084	$10,514	$(109,125)	$87,420
Comprehensive income attributable to:
Molycorp stockholders	90,947	95,084	10,224	(109,125)	87,130
Noncontrolling interest	—	—	290	—	290
	$90,947	$95,084	$10,514	$(109,125)	$87,420

	Year Ended December 31, 2011
Condensed Consolidating Statements of Operations and Comprehensive Income	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Molycorp, Inc. consolidated
Sales	$—	$365,490	$100,398	$(69,057)	$396,831
Operating costs and expenses:
Cost of goods sold	—	(168,362)	(78,585)	69,057	(177,890)
Selling, general and administrative	(7)	(61,926)	(2,454)	—	(64,387)
Depreciation and amortization	—	(423)	(310)	—	(733)
Accretion expense	—	(955)	—	—	(955)
Operating (loss) income	(7)	133,824	19,049	—	152,866
Other (expense) income:
Other expense	—	(153)	—	—	(153)
Foreign exchange losses, net	—	—	(5,415)	—	(5,415)
Interest expense, net	(499)	248	(137)	—	(388)
Interest income (expense) from intercompany notes	424	(296)	(128)	—	—
Equity earnings from consolidated subsidiaries	117,608	12,485	—	(130,093)	—
	117,533	12,284	(5,680)	(130,093)	(5,956)
Income before income taxes	117,526	146,108	13,369	(130,093)	146,910
Income tax expense	—	(28,500)	(76)	—	(28,576)
Net income	117,526	117,608	13,293	(130,093)	118,334
Net income attributable to noncontrolling interest	—	—	(808)	—	(808)
Net income attributable to Molycorp stockholders	$117,526	$117,608	$12,485	$(130,093)	$117,526

Net income	$117,526	$117,608	$13,293	$(130,093)	$118,334
Other comprehensive income:
Foreign currency translation adjustments	—	—	(8,481)	—	(8,481)
Comprehensive income (loss)	$117,526	$117,608	$4,812	$(130,093)	$109,853
Comprehensive income (loss) attributable to:
Molycorp stockholders	117,526	117,608	4,427	(130,093)	109,468
Noncontrolling interest	—	—	385	—	385
	$117,526	$117,608	$4,812	$(130,093)	$109,853

	Year Ended December 31, 2010
Condensed Consolidating Statements of Operations	Parent	Guarantor Subsidiaries	Eliminations	Molycorp, Inc. consolidated
Sales	$—	$35,157	$—	$35,157
Operating costs and expenses:
Cost of goods sold	—	(37,591)	—	(37,591)
Selling, general and administrative	(436)	(47,077)	—	(47,513)
Depreciation and amortization	—	(319)	—	(319)
Accretion	—	(912)	—	(912)
Operating loss	(436)	(50,742)	—	(51,178)
Other (expense) income:
Other income	—	155	—	155
Interest income, net	249	—	—	249
Equity earnings from consolidated subsidiaries	(50,587)	—	50,587	—
	(50,338)	155	50,587	404
Net loss	(50,774)	(50,587)	50,587	(50,774)

	Year Ended December 31, 2009
Condensed Consolidating Statements of Operations	Parent	Guarantor Subsidiaries	Eliminations	Molycorp, LLC consolidated (a)
Sales	$—	$7,093	$—	$7,093
Costs of sales:
Costs excluding depreciation and amortization	—	(18,080)	—	(18,080)
Depreciation and amortization	—	(3,705)	—	(3,705)
Gross loss	—	(14,692)	—	(14,692)
Operating expenses:
Selling, general and administrative	—	(12,685)	—	(12,685)
Depreciation, amortization and accretion	—	(1,197)	—	(1,197)
Operating loss	—	(28,574)	—	(28,574)
Other (expense) income:
Other income	—	181	—	181
Interest expense, net	—	(194)	—	(194)
Equity earnings from consolidated subsidiary	(28,587)	—	28,587	—
	$(28,587)	$(13)	$28,587	$(13)
Net loss	$(28,587)	$(28,587)	$28,587	$(28,587)

(a) Molycorp Minerals, LLC, a Delaware limited liability company formerly known as Rare Earth Acquisitions LLC, was formed on June 12, 2008 to purchase the Mountain Pass, California rare earth deposit and associated assets from Chevron Mining Inc., a subsidiary of Chevron Corporation. Molycorp, LLC, which became the parent of Molycorp Minerals, LLC, was formed on September 9, 2009 as a Delaware limited liability company. Molycorp, Inc. was formed on March 4, 2010 as a new Delaware corporation and was not, prior to the date of the consummation of its initial public offering, conducting any material activities. The members of Molycorp, LLC contributed either (a) all of their member interests in Molycorp, LLC or (b) all of their equity interests in entities that hold member interests in Molycorp, LLC (and no other assets or liabilities) to Molycorp, Inc. in exchange for shares of Molycorp, Inc. Class A common stock. Additionally, all of the holders of profits interests in Molycorp Minerals, LLC, which were represented by incentive shares, contributed all of their incentive shares to Molycorp, Inc. in exchange for shares of Molycorp, Inc. Class B common stock. Accordingly, Molycorp, LLC and Molycorp Minerals, LLC became subsidiaries of Molycorp, Inc., which we refer to as the “Corporate Reorganization”. Following the Corporate Reorganization, Molycorp, LLC was merged with and into Molycorp Minerals, LLC. Immediately prior to the consummation of Molycorp, Inc.'s initial public offering, all of the shares of Class A common stock and Class B common stock were converted into shares of common stock.

Schedule of Condensed Cash Flow Statement

	Nine Months Ended September 30, 2012
	(in thousands)
Condensed Consolidating Statements of Cash Flows	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Molycorp, Inc. consolidated
Net cash (used in) provided by operating activities	17,094	(95,576)	31,294	—	(47,188)
Cash flows from investing activities:
Cash paid in connection with acquisitions, net of cash acquired	—	—	(591,011)	—	(591,011)
Loans to subsidiaries	(683,063)	—	—	683,063	—
Net intercompany advances and repayments	(792,709)	680,966	111,743	—	—
Repayments from subsidiaries	34,327	—	—	(34,327)	—
Investment in subsidiaries	(350,000)	—	—	350,000	—
Notes receivable to non-guarantor	—	(227,512)	—	227,512	—
Repayments of notes receivable from non-guarantor	—	100,000	—	(100,000)	—
Investment in joint venture		(28,130)	—	—	(28,130)
Deposits	—	(516)	—	—	(516)
Capital expenditures	—	(628,407)	(16,276)	—	(644,683)
Other investing activities	—	—	4,953	—	4,953
Net cash (used in) provided by investing activities	(1,791,445)	(103,599)	(490,591)	1,126,248	(1,259,387)
Cash flows provided from financing activities:
Capital contributions from stockholder	390,225	—	—	—	390,225
Capital contribution from Parent	—	—	350,000	(350,000)	—
Repayments of debt	—	(870)	(227,561)	—	(228,431)
Net proceeds from sale of common stock	132,471	—	—	—	132,471
Issuance of 10% Senior Secured Notes	635,373	—	—	—	635,373
Issuance of 6.00% Convertible Notes	395,712	—	—	—	395,712
Payments of preferred dividends	(8,539)	—	—	—	(8,539)
Proceeds from debt	—	—	9,456	—	9,456
Borrowing from parent	—	227,512	455,551	(683,063)	—
Repayments to parent	—	(34,327)	—	34,327	—
Notes receivable from guarantor	—	—	227,512	(227,512)	—
Repayments of notes receivable from guarantor	—	—	(100,000)	100,000	—
Other financing activities	(2,937)	(68)	(326)	—	(3,331)
Net cash provided by (used in) financing activities	1,542,305	192,247	714,632	(1,126,248)	1,322,936
Effect of exchange rate changes on cash	—	—	809	—	809
Net change in cash and cash equivalents	(232,046)	(6,928)	256,144	—	17,170
Cash and cash equivalents at beginning of the period	407,446	10,758	651	—	418,855
Cash and cash equivalents at end of period	$175,400	$3,830	$256,795	$—	$436,025

	Nine Months Ended September 30, 2011
	(in thousands)
Condensed Consolidating Statements of Cash Flows	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Molycorp, Inc. consolidated
Net cash (used in) provided by operating activities	(1,957)	28,085	2,596	—	28,724
Cash flows from investing activities:
Cash paid in connection with acquisitions, net of cash acquired	—	(20,126)	105	—	(20,021)
Cash paid to acquire non-marketable securities	—	(20,000)	—	—	(20,000)
Loans to subsidiaries	(20,161)	—	—	20,161	—
Net intercompany advances and repayments	(179,699)	180,374	(675)	—	—
Deposits	16,449	(13,503)	—	—	2,946
Capital expenditures	—	(157,037)	(3,880)	—	(160,917)
Other investing activities	—	—	19	—	19
Net cash used in investing activities	(183,411)	(30,292)	(4,431)	20,161	(197,973)
Cash flows provided from financing activities:
Repayments of short-term borrowings—related party	—	(2,343)	—	—	(2,343)
Repayments of debt	—	—	(5,447)	—	(5,447)
Net borrowing from parent	—	8,124	12,037	(20,161)	—
Net proceeds from sale of preferred stock	199,642	—	—	—	199,642
Net proceeds from sale of Convertible Notes	223,100	—	—	—	223,100
Payments of preferred dividends	(6,167)	—	—	—	(6,167)
Proceeds from debt	—	—	6,337	—	6,337
Net cash provided by financing activities	416,575	5,781	12,927	(20,161)	415,122
Effect of exchange rate changes on cash	—	—	(348)	—	(348)
Net change in cash and cash equivalents	231,207	3,574	10,744	—	245,525
Cash and cash equivalents at beginning of the period	316,430	—	—	—	316,430
Cash and cash equivalents at end of period	$547,637	$3,574	$10,744	$—	$561,955

	Year Ended December 31, 2011
Condensed Consolidating Statements of Cash Flows	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Molycorp, Inc. consolidated
Net cash provided by (used in) operating activities	903	44,211	(2,149)	—	42,965
Cash flows from investing activities:
Cash paid in connection with acquisitions, net of cash acquired	—	(30,128)	105	—	(30,023)
Cash paid to acquire non-marketable securities	—	(20,000)	—	—	(20,000)
Loans to subsidiaries	(49,430)	—	—	49,430	—
Net intercompany advances and repayments	(290,633)	290,001	632	—
Deposits	16,449	(13,552)	—	—	2,897
Capital expenditures	—	(294,010)	(8,170)	—	(302,180)
Other investing activities	—	16	(100)	—	(84)
Net cash provided by (used in) investing activities	(323,614)	(67,673)	(7,533)	49,430	(349,390)
Cash flows provided from financing activities:
Repayments of short-term borrowings—related party	—	(3,150)	—	—	(3,150)
Repayments of debt	—	—	(4,428)	—	(4,428)
Net proceeds from sale of preferred stock	199,642	—	—	—	199,642
Net proceeds from sale of Convertible Notes	223,100	—	—	—	223,100
Payments of preferred dividends	(9,015)	—	—	—	(9,015)
Proceeds from debt	—	—	5,131	—	5,131
Net borrowings from parent	—	37,370	12,060	(49,430)	—
Net cash provided by financing activities	413,727	34,220	12,763	(49,430)	411,280
Effect of exchange rate changes on cash	—	—	(2,430)	—	(2,430)
Net change in cash and cash equivalents	91,016	10,758	651	—	102,425
Cash and cash equivalents at beginning of the period	316,430	—	—	—	316,430
Cash and cash equivalents at end of period	$407,446	$10,758	$651	$—	$418,855

	Year Ended December 31, 2010
Condensed Consolidating Statements of Cash Flows	Parent	Guarantor Subsidiaries	Eliminations	Molycorp, Inc. consolidated
Net cash (used in) provided by operating activities	(187)	(28,530)	—	(28,717)
Cash flows from investing activities:
Investment in consolidated subsidiary	(15,000)	—	15,000	—
Deposits	(18,200)	(8,000)	—	(26,200)
Capital expenditures	—	(33,129)	—	(33,129)
Net intercompany advances and repayments	(43,931)	43,931	—	—
Other investing activities	—	(102)	—	(102)
Net cash used in investing activities	(77,131)	2,700	15,000	(59,431)
Cash flows provided from financing activities:
Capital contributions from original stockholders	15,000	—	—	15,000
Capital contributions from parent company	—	15,000	(15,000)	—
Repayments of short-term borrowings—related party	—	(1,107)	—	(1,107)
Net proceeds from sale of common stock in conjunction with initial public offering	378,633	—	—	378,633
Proceeds from exercise of options	300	—	—	300
Proceeds from short-term borrowings—related party	—	5,008	—	5,008
Other financing activities	(185)	—	—	(185)
Net cash provided by financing activities	393,748	18,901	(15,000)	397,649
Net change in cash and cash equivalents	316,430	(6,929)	—	309,501
Cash and cash equivalents at beginning of the period	—	6,929	—	6,929
Cash and cash equivalents at end of period	$316,430	$—	$—	$316,430

	Year Ended December 31, 2009
Condensed Consolidating Statements of Cash Flows	Parent	Guarantor Subsidiaries	Eliminations	Molycorp, LLC consolidated (a)
Net cash used in operating activities	—	(22,371)	—	(22,371)
Cash flows from investing activities:
Investment in consolidated subsidiary	(10,000)	—	10,000	—
Proceeds from sale of investment in joint venture	—	9,700	—	9,700
Capital expenditures	—	(7,285)	—	(7,285)
Proceeds from sale of assets	—	5	—	5
Net cash (used in) provided by investing activities	(10,000)	2,420	10,000	2,420
Cash flows provided from financing activities:
Capital contributions from original stockholders	10,000	8,004	—	18,004
Capital contributions from parent company	—	10,000	(10,000)	—
Proceeds from exercise of options	—	50	—	50
Proceeds from short-term borrowings—related party	—	6,637	—	6,637
Net cash provided by financing activities	10,000	24,691	(10,000)	24,691
Net change in cash and cash equivalents	—	4,740	—	4,740
Cash and cash equivalents at beginning of the period	—	2,189	—	2,189
Cash and cash equivalents at end of period	$—	$6,929	$—	$6,929

Company Background (Details) (USD $)	1 Months Ended	12 Months Ended
	Apr. 30, 2011 facility	Dec. 31, 2011 element	Oct. 24, 2011 Molycorp Sillamae	Apr. 02, 2011 Molycorp Sillamae
Business Acquisition [Line Items]
Number of Rare Earth Elements		17
Number of Lanthanide Elements		15
Interest acquired (as a percent)			9.98%	90.02%
Rare Earth Processing Facilities in Estonia Number	1
Rare Earth Processing Facilities in Europe Number	2
Cash consideration			$ 10,000,000	$ 9,021,000
Capital Investment for New Facility		$ 700,000

Capital Requirements (Details)	9 Months Ended											1 Months Ended		9 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Dec. 31, 2012 USD ($)	Oct. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2012 Mountain Pass facility USD ($)	Sep. 30, 2012 Mountain Pass facility Mg	Dec. 31, 2012 Capital expenditures at all other operating facilities USD ($)	Jan. 31, 2012 Intermetallics Japan USD ($)	Jan. 31, 2012 Intermetallics Japan JPY (¥)	Sep. 30, 2012 Intermetallics Japan USD ($)	Sep. 30, 2012 Intermetallics Japan JPY (¥)	Dec. 31, 2012 Intermetallics Japan USD ($)	Dec. 31, 2012 Intermetallics Japan JPY (¥)
Capital Expenditures [Line Items]
Production Rate of R E O Per Year										19,050
Expected Production Rate of R E O Per Year Upon Completion of Project										40,000
Capital Expenditures [Abstract]
Future anticipated capex, remainder of fiscal year									$ 170,000,000		$ 10,000,000
Future anticipated capex, first half of year two									305,000,000
Total current estimated costs									1,250,000,000
Estimated additional EPC expenditures									150,000,000
Capital contribution													2,500,000,000
Payments to acquire interest in JV	28,130,000	0										32,700,000	2,500,000,000	27,700,000	2,200,000,000
Future estimated payment to acquire joint venture																3,800,000	300,000,000
Future estimated payments to acquire joint ventures, remainder of fiscal year			8,000,000
Future estimated payments to acquire joint ventures, year 2			20,000,000
Cash and cash equivalents	$ 436,025,000	$ 561,955,000		$ 385,000,000	$ 418,855,000	$ 316,430,000	$ 6,929,000	$ 2,189,000

Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended				9 Months Ended		12 Months Ended														12 Months Ended				12 Months Ended			12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended			12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2010	Sep. 30, 2012 Trade name	Dec. 31, 2011 Trade name	Dec. 31, 2010 Trade name	Sep. 30, 2012 Customer relationships	Dec. 31, 2011 Customer relationships	Dec. 31, 2010 Customer relationships	Sep. 30, 2012 Other	Dec. 31, 2011 Other	Dec. 31, 2010 Other	Sep. 30, 2008 Intermetallics Japan Sumikin Molycorp	Dec. 31, 2010 Common Class A	Sep. 30, 2012 Land	Dec. 31, 2011 Land	Dec. 31, 2010 Land	Dec. 31, 2011 Land improvements	Sep. 30, 2012 Land improvements	Dec. 31, 2010 Land improvements	Dec. 31, 2011 Capitalized Interest Costs [Member]	Dec. 31, 2010 Capitalized Interest Costs [Member]	Sep. 30, 2012 Buildings and improvements	Dec. 31, 2011 Buildings and improvements	Dec. 31, 2010 Buildings and improvements	Dec. 31, 2011 Buildings and improvements Minimum	Dec. 31, 2011 Buildings and improvements Maximum	Sep. 30, 2012 Plant and equipment	Dec. 31, 2011 Plant and equipment	Dec. 31, 2010 Plant and equipment	Dec. 31, 2011 Plant and equipment Minimum	Dec. 31, 2011 Plant and equipment Maximum	Dec. 31, 2011 Vehicles	Sep. 30, 2012 Vehicles	Dec. 31, 2010 Vehicles	Dec. 31, 2011 Computer software	Sep. 30, 2012 Computer software	Dec. 31, 2010 Computer software	Dec. 31, 2011 Furniture and fixtures	Sep. 30, 2012 Furniture and fixtures	Dec. 31, 2010 Furniture and fixtures	Sep. 30, 2012 Construction in progress		Dec. 31, 2011 Construction in progress		Dec. 31, 2010 Construction in progress	Sep. 30, 2012 Mineral properties	Dec. 31, 2011 Mineral properties	Dec. 31, 2010 Mineral properties
Cash and Cash Equivalents [Abstract]
Maximum Term of Original Maturity to Classify Instruments as Cash and Cash Equivalents							3 months
Money Market Funds, at Carrying Value				$ 316,400,000			$ 423,400,000	$ 316,400,000
Gross carrying amount	495,403,000			786,000	495,403,000		3,455,000	786,000			16,586,000	786,000	786,000	350,925,000	2,153,000	0	4,419,000	516,000	0
Mining Reclamation Liability				27,600,000			27,600,000	27,600,000
Property, Plant and Equipment, Useful Life																									15 years								4 years	27 years				2 years	12 years	7 years			5 years			5 years
Property, plant and equipment at cost	1,400,727,000			104,226,000	1,400,727,000		584,865,000	104,226,000														12,292,000	11,059,000	800,000	15,748,000	63,268,000	15,415,000			112,182,000	23,677,000	6,892,000			157,970,000	68,441,000	19,560,000			1,235,000	2,526,000	1,049,000	3,002,000	5,067,000	1,563,000	464,000	733,000	170,000	1,006,632,000	[1]	436,547,000	[1]	34,809,000	24,399,000	24,692,000	23,968,000
Research and Development Expense	8,929,000	2,148,000			18,628,000	5,165,000	8,300,000	2,476,000	1,500,000
Impairment of fixed assets							0	3,114,000	0
Plant modernization and other capital costs	218,100,000	108,500,000			728,200,000	222,800,000	416,800,000	38,600,000																				7,500,000	100,000
Deposits	23,287,000			26,200,000	23,287,000		23,286,000	26,200,000
Security Deposit				18,200,000				18,200,000		18,200,000
Maximum Term to Classify Inventory as Current							12 months
Inventory Chemicals Estimated Useful Life							20 years
Production costs that would have been allocated to additional tons produced, assuming operations at normal production rates	3,900,000	800,000			9,800,000	4,300,000	4,300,000	11,000,000	2,500,000
Inventory R E O Market Price Write Down	15,000,000	0			41,100,000	600,000	2,800,000	2,500,000	9,000,000
Write-down of work-in-process inventory and stockpile based on estimated REO quantities	0	100,000		1,700,000	0	2,300,000	2,300,000
Inventory Concentrate Stockpiles Write Down				1,000,000
Escrow Deposit				8,000,000			20,600,000	8,000,000
Deposits related to construction insurance program	1,500,000				1,500,000		1,500,000
Restricted Cash and Cash Equivalents	1,200,000				1,200,000		1,200,000
Increase (Decrease) in Deposits Outstanding			18,200,000
Depreciation							14,000,000	6,000,000	3,900,000
Concentrate stockpiles	5,666,000			4,206,000	5,666,000		3,704,000	4,206,000
Raw materials	93,909,000			400,000	93,909,000		44,770,000	400,000
Work in process	60,754,000			3,582,000	60,754,000		16,602,000	3,582,000
Finished goods	114,671,000			9,307,000	114,671,000		45,045,000	9,307,000
Materials and supplies	6,133,000			1,327,000	6,133,000		1,822,000	1,327,000
Total current	281,133,000			18,822,000	281,133,000		111,943,000	18,822,000
Concentrate stockpiles	1,322,000			5,108,000	1,322,000		1,144,000	5,108,000
Raw materials	8,279,000			0	8,279,000		3,186,000	0
Finished goods	0			104,000	0		32,000	104,000
Total long-term	9,601,000			5,212,000	9,601,000		4,362,000	5,212,000
Less accumulated depreciation	(37,283,000)			(10,260,000)	(37,283,000)		(23,237,000)	(10,260,000)
Property, plant and equipment, net	1,363,444,000			93,966,000	1,363,444,000		561,628,000	93,966,000
Valuation Allowance Percentage				100.00%				100.00%	100.00%
Ownership Interest Acquired in Joint Venture																				0.33
Proceeds from Contributed Capital					390,225,000	0	0	15,000,000	18,004,000												15,000,000
Finite-Lived Intangible Assets, Accumulated Amortization	16,230,000			147,000	16,230,000		383,000	147,000
Intangible assets, net	$ 479,173,000			$ 639,000	$ 479,173,000		$ 3,072,000	$ 639,000

[1]	Represents costs incurred for Project Phoenix Phase 1 and Project Phoenix Phase 2 and all other capital projects. See Note 2.

Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Details 2) (Details) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended						12 Months Ended						1 Months Ended
	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Trade name	Sep. 30, 2012 Trade name	Dec. 31, 2010 Trade name	Dec. 31, 2011 Customer relationships	Sep. 30, 2012 Customer relationships	Dec. 31, 2010 Customer relationships	Sep. 30, 2012 Other	Dec. 31, 2011 Other	Dec. 31, 2010 Other	Jul. 31, 2009 Intermetallics Japan Sumikin Molycorp
Intangible Assets
Gross carrying amount		$ 495,403,000		$ 3,455,000	$ 786,000		$ 786,000	$ 16,586,000	$ 786,000	$ 2,153,000	$ 350,925,000	$ 0	$ 4,419,000	$ 516,000	$ 0
Other Postretirement Benefits Payable		1,928,000		1,088,000	1,199,000
Payments to Acquire Other Investments	20,000,000	0	20,000,000	20,000,000	0	0
Proceeds from sale of joint venture				0	0	9,700,000										9,700,000
Amortization of Intangible Assets				236,795	65,000	65,000
Finite-Lived Intangible Asset, Useful Life							12 years			15 years
Accrued payroll and related benefits		8,246,000		3,024,000	1,185,000
Accrued Tolling Fees				0	404,000
Sales and use tax		9,412,000		1,367,000	532,000
Accrued Bonuses, Current		3,683,000		4,845,000	554,000
Interest Payable, Current		27,733,000		345,000	9,000
Other accrued expenses		7,933,000		2,229,000	342,000
Accrued expenses		66,289,000		12,898,000	4,225,000
Less accumulated amortization		(16,230,000)		(383,000)	(147,000)
Net carrying amount		479,173,000		3,072,000	639,000
2012				265,000
2013				261,000
2014				260,000
2015				260,000
2016				260,000
Thereafter				$ 1,766,000

Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Details 3) (Details) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended			1 Months Ended
	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jul. 31, 2009 Intermetallics Japan Sumikin Molycorp
Investment [Line Items]
Proceeds from sale of joint venture				$ 0	$ 0	$ 9,700,000	$ 9,700,000
Payments to Acquire Other Investments	20,000,000	0	20,000,000	20,000,000	0	0
Other Postretirement Benefits Payable		1,928,000		1,088,000	1,199,000
Accrued payroll and related benefits		8,246,000		3,024,000	1,185,000
Accrued Tolling Fees				0	404,000
Sales and use tax		9,412,000		1,367,000	532,000
Accrued Bonuses, Current		3,683,000		4,845,000	554,000
Interest Payable, Current		27,733,000		345,000	9,000
Other accrued expenses		7,933,000		2,229,000	342,000
Total accrued expenses		$ 66,289,000		$ 12,898,000	$ 4,225,000

Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Details 4) (Details) (USD $)	3 Months Ended							9 Months Ended		12 Months Ended							1 Months Ended		12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Mountain Pass facility	Dec. 31, 2010 Mountain Pass facility	Dec. 31, 2009 Mountain Pass facility	Jun. 30, 2010 Mountain Pass facility	Apr. 30, 2010 Elimination of Overstatement of Asset Retirement Obligation [Member] Mountain Pass facility	Nov. 30, 2010 Mill and Crusher [Member]	Dec. 31, 2011 Buildings and Other Infrastructure [Member]
Asset Retirement Obligation [Line Items]
Asset Retirement Obligation, Liabilities Incurred														$ 13,300,000
Asset Retirement Obligation Excess of Amount Over Stated																2,500,000
Asset retirement obligation								0	(581,000)	(1,030,000)	(632,000)	(387,000)							2,500,000
Depreciation										14,000,000	6,000,000	3,900,000	1,000,000	1,100,000	1,200,000
Asset Retirement Obligation	15,541,000			12,471,000				22,823,000		15,541,000	12,471,000	14,202,000
Asset Retirement Obligation, Liabilities Settled								1,487,000		1,030,000	632,000
Accretion expense	241,000	240,000	234,000	217,000	216,000	216,000	263,000	897,000		955,000	912,000	1,006,000
Revisions in estimated cash flows								7,872,000		2,508,000	(1,939,000)						2,500,000	600,000
Asset Retirement Obligation Gain on Liabilities Settled								0		637,000	(72,000)
Mining Reclamation Liability	$ 27,600,000			$ 27,600,000						$ 27,600,000	$ 27,600,000

Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Details 5) (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Notes Payable to Banks	Jun. 30, 2011 Convertible Notes Payable	Dec. 31, 2011 Convertible Notes Payable	Jun. 15, 2011 Convertible Notes Payable
Short-term Debt [Line Items]
Current portion of debt outstanding	$ 32,693,000		$ 32,693,000		$ 1,516,000			$ 1,516,000		$ 0
Total debt, Non-Current	1,168,204,000		1,168,204,000		196,545,000			5,668,000		190,877,000
Long-term debt due in 2012					1,516,000
Debt Instrument, Face Amount											230,000,000
Proceeds from Convertible Debt					223,100,000	0	0		223,100,000
Interest rate										3.25%	3.25%
Debt Instrument, Convertible, Conversion Ratio										14.0056
Debt Instrument, Principal Amount Used for Conversion into Common Stock, Denominator										1,000
Convertible debt instrument, conversion price										$ 71.4
Convertible Debt, Noncurrent										190,900,000
Debt Instrument, Unamortized Discount (Premium), Net										4,100,000
Debt Discount Premium Capitalized										3,400,000
Amortization of Debt Discount (Premium)			1,257,000	1,037,000						700,000
Debt Instrument, Convertible, Carrying Amount of Equity Component										36,200,000
Capitalized Interest Costs, Including Allowance for Funds Used During Construction										8,100,000
Interest Costs Capitalized	22,200,000	3,100,000	35,500,000	3,800,000						7,400,000
2013	1,400,000		1,400,000		1,495,000
2014	1,400,000		1,400,000		1,495,000
2015	1,300,000		1,300,000		1,420,000
2016	230,700,000		230,700,000		230,803,000
Thereafter					$ 455,000

Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Details 6) (Details) (USD $)	3 Months Ended					9 Months Ended		12 Months Ended			43 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Federal tax rate								35.00%
Net income since corporate reorganization		$ 75,400,000						$ 75,400,000			$ 75,400,000
Nondeductible expense share based compensation cost		31,100,000						31,100,000			31,100,000
Deferred Tax Assets, Net	162,300,000	20,255,000				162,300,000		20,255,000			20,255,000
Deferred Charges and Accrued Income Taxes		7,300,000						7,300,000			7,300,000
Valuation Allowance Percentage									100.00%	100.00%
Federal								18,721,000
State								6,952,000
Total current								25,673,000
Federal								3,687,000
State								(784,000)
Total deferred								2,903,000
Income Tax Expense (Benefit)	(28,956,000)	15,933,000	19,056,000	(6,612,000)	199,000	(58,442,000)	12,643,000	28,576,000	0	0	28,576,000
United States								141,801,000	(50,774,000)	(28,587,000)
Foreign								5,109,000
(Loss) income before income taxes and equity earnings	(43,745,000)		64,157,000			(143,152,000)	104,303,000	146,910,000	(50,774,000)	(28,587,000)
Federal tax computed at the statutory rate								51,419,000
State tax, net of federal benefit								5,255,000
Change In valuation allowance								(22,730,000)
Federal tax credits								2,627,000
Domestic production activities deduction								2,493,000
Foreign income tax rate differential								(1,735,000)
Other item, net								1,487,000
Inventory									1,133,000
Other		806,000						806,000	106,000		806,000
Total current		806,000						806,000	1,239,000		806,000
Asset retirement obligation		419,000						419,000	656,000		419,000
Mineral resources		16,975,000						16,975,000	16,516,000		16,975,000
Employee stock compensation		835,000						835,000			835,000
Net operating losses		852,000						852,000	6,750,000		852,000
Other		116,000						116,000	62,000		116,000
Total non-current		19,197,000						19,197,000	23,984,000		19,197,000
Inventory		1,849,000						1,849,000			1,849,000
Other		313,000						313,000			313,000
Total current		2,162,000						2,162,000			2,162,000
Development costs		217,000						217,000	96,000		217,000
Property, plant and equipment		3,647,000						3,647,000	2,397,000		3,647,000
Section 174 costs		20,094,000						20,094,000			20,094,000
Convertible debt (Notes)		14,138,000						14,138,000			14,138,000
Total non-current		38,096,000						38,096,000	2,493,000		38,096,000
Net deferred taxes, before valuation allowance		(20,255,000)						(20,255,000)	(22,730,000)		(20,255,000)
Total deferred tax									(22,730,000)
Additions								519,000
Balance, end of year		$ 519,000						$ 519,000			$ 519,000

Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Details 7) (Details) (USD $)	3 Months Ended												9 Months Ended			12 Months Ended				1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended							1 Months Ended	9 Months Ended			1 Months Ended
	Sep. 30, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 12, 2012	Feb. 28, 2011 Series A Mandatory Convertible Preferred Stock	Sep. 30, 2012 Series A Mandatory Convertible Preferred Stock	Sep. 30, 2012 Series A Mandatory Convertible Preferred Stock	Dec. 31, 2011 Series A Mandatory Convertible Preferred Stock	Feb. 16, 2011 Series A Mandatory Convertible Preferred Stock	Sep. 30, 2012 Common Stock	Sep. 30, 2012 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2010 Common Class A	Dec. 31, 2009 Common Class A	Dec. 31, 2008 Common Class A	Dec. 31, 2010 Incentive Shares Common Stock	Sep. 30, 2012 Restricted Stock	Dec. 31, 2011 Restricted Stock	Dec. 31, 2010 Restricted Stock	Nov. 04, 2010 Restricted Stock	Dec. 31, 2011 Minimum Series A Mandatory Convertible Preferred Stock	Dec. 31, 2011 Maximum Series A Mandatory Convertible Preferred Stock	Oct. 31, 2011 Molycorp Sillamae	Dec. 31, 2011 Molycorp Sillamae	Oct. 24, 2011 Molycorp Sillamae	Apr. 02, 2011 Molycorp Sillamae	Apr. 30, 2011 AS Silmet Grupp Molycorp Sillamae	Apr. 02, 2011 AS Silmet Grupp Molycorp Sillamae	Dec. 31, 2010 AS Silmet Grupp Molycorp Sillamae
Stockholders' Equity
Loss from Translation of Intercompany Balances Included in Foreign Currency Transaction and Translation Adjustment														$ 2,700,000
Shares outstanding																					2,070,000	2,070,000	2,070,000		137,957,451	137,957,451	82,291,200	83,896,043		44,998,185	38,829,225
Capital contributions													390,225,000		0	0	15,000,000	18,004,000											15,000,000
Stock issued during the period, shares																									99,723	13,800,000			5,767,670	3,844,858
Issuance of shares for conversion of convertible securities, shares																											50,892,260		50,892,260			2,232,740
Proceeds from Issuance Initial Public Offering																0	378,633,000	0									378,600,000
Exchange shares issued																											29,128,700
Restricted stock issued																																				37,500
Fair value of restricted stock																																	$ 40.09	$ 40.2	$ 36.51	$ 36.51
Dividend rate (as a percent)																				5.50%	5.50%
Preferred stock, par value	$ 0.001	$ 0.001							$ 0.001				$ 0.001	$ 0.001		$ 0.001	$ 0.001							$ 0.001
Preferred Stock, Shares Issued																								1,800,000
Mandatory Convertible Preferred Stock Price Per Share																				$ 100
Underwriter option to purchase additional shares																								270,000
Convertible Preferred Stock, Shares Issued upon Conversion																																					1.6667	2
Net proceeds from sale of preferred stock													0		199,642,000	199,642,000	0	0					199,600,000
Payments of preferred dividends													8,539,000		6,167,000	9,015,000	0	0			2,800,000	8,500,000	9,000,000
Interest acquired (as a percent)																																									9.98%	90.02%		80.00%	80.00%
Common stock issued to acquire the entity (in shares)																																											1,593,419
Fair value of Molycorp common stock issued																			284,100,000																							72,653,000
Cash consideration																																									10,000,000	9,021,000
Adjustments to Additional Paid in Capital																																							400,000
Foreign currency translation adjustments	526,000			(5,564,000)									(1,165,000)	8,500,000	(4,240,000)	(8,481,000)	0	0
Net (loss) income attributable to Molycorp stockholders	(18,891,000)	26,579,000		45,356,000	47,787,000		(2,198,000)		(9,589,000)	(10,145,000)	(23,291,000)	(7,749,000)	(89,976,000)		90,947,000	117,526,000	(50,774,000)	(28,587,000)																					117,526,000	12,763,000
Cummulative undeclared and paid dividends on preferred stock	(2,846,000)			(2,846,000)									(8,539,000)		(7,116,000)	(9,962,000)
(Loss) Income attributable to common stockholders	(21,737,000)			42,510,000									(98,515,000)		83,831,000	107,564,000
Weighted average common shares outstanding - basic	117,086,022	83,847,119	[1]	83,847,119	83,847,119	[1]	82,253,700	[1]	81,509,452	69,550,649	49,666,732	48,155,533	101,147,638		83,321,816	83,454,221	62,332,054	39,526,568
Basic (loss) earnings per share	$ (0.19)	$ 0.27		$ 0.51	$ 0.52		$ (0.04)		$ (0.12)	$ (0.15)	$ (0.47)	$ (0.16)	$ (0.97)		$ 1.01	$ 1.29	$ (0.81)	$ (0.72)																						$ 0.15
Effect of dilutive Notes																413,000
(Loss) income attributable to common stockholders adjusted for effect of dilution	$ (21,737,000)			$ 42,914,000									$ (98,515,000)		$ 84,244,000	$ 107,977,000
Weighted average common shares outstanding - diluted	117,086,022	87,069,711	[1]	87,069,256	84,413,499	[1]	82,253,700	[1]	81,509,452	69,550,649	49,666,732	48,155,533	101,147,638		84,596,676	85,220,017	62,332,054	39,526,568
Diluted (loss) earnings per share	$ (0.19)	$ 0.26		$ 0.49	$ 0.52		$ (0.04)		$ (0.12)	$ (0.15)	$ (0.47)	$ (0.16)	$ (0.97)		$ 1	$ 1.27	$ (0.81)	$ (0.72)

[1]	Weighted average shares outstanding include the retroactive treatment of exchange ratios for conversion of Class A common stock and Class B common stock to common stock in conjunction with the initial public offering.

Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended										9 Months Ended			12 Months Ended				3 Months Ended			9 Months Ended			12 Months Ended	3 Months Ended			9 Months Ended			12 Months Ended	3 Months Ended			9 Months Ended			12 Months Ended	3 Months Ended			9 Months Ended			12 Months Ended	3 Months Ended				9 Months Ended				12 Months Ended	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012 segment		Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009		Sep. 30, 2012 Resources		Sep. 30, 2011 Resources	Sep. 30, 2012 Resources		Sep. 30, 2011 Resources	Dec. 31, 2011 Resources	Sep. 30, 2012 Chemicals and Oxides		Sep. 30, 2011 Chemicals and Oxides	Sep. 30, 2012 Chemicals and Oxides		Sep. 30, 2011 Chemicals and Oxides	Dec. 31, 2011 Chemicals and Oxides	Sep. 30, 2012 Magnetic Materials and Alloys		Sep. 30, 2011 Magnetic Materials and Alloys	Sep. 30, 2012 Magnetic Materials and Alloys		Sep. 30, 2011 Magnetic Materials and Alloys	Dec. 31, 2011 Magnetic Materials and Alloys	Sep. 30, 2012 Rare Metals		Sep. 30, 2011 Rare Metals	Sep. 30, 2012 Rare Metals		Sep. 30, 2011 Rare Metals	Dec. 31, 2011 Rare Metals	Sep. 30, 2012 Eliminations		Sep. 30, 2011 Eliminations		Sep. 30, 2012 Eliminations		Sep. 30, 2011 Eliminations		Dec. 31, 2011 Eliminations	Sep. 30, 2012 Corporate and other		Sep. 30, 2011 Corporate and other	Sep. 30, 2012 Corporate and other		Sep. 30, 2011 Corporate and other	Dec. 31, 2011 Corporate and other	Jun. 12, 2012 Molycorp Canada
Segment Information
Assets	$ 3,387,326		$ 1,255,125	$ 1,185,442			$ 479,560				$ 3,387,326		$ 1,185,442	$ 1,255,125	$ 479,560					$ 632,098			$ 632,098				$ 52,955			$ 52,955				$ 33,032			$ 33,032				$ 69,361			$ 69,361				$ (154,710)	[1]			$ (154,710)	[1]				$ 552,706			$ 552,706
Intercompany Costs																																														15,673				(45,952)
Number of segments											4
Sales:
External	205,604			138,050							394,651		263,927	396,831				17,150		94,342	78,162		180,951	253,563	87,820		15,927	134,158		31,419	40,216	74,789		14,449	125,277		24,699	56,772	25,845		13,332	57,054		26,858	46,280	0	[2]	0		0	[2]	0		0
Intersegment	0			0							0		0	0				3,745		30,535	5,977		46,482	55,155	11,559		6,652	15,496		10,290	13,902	0		0	0		0	0	0		0	0		0	0	(15,304)	[2]	(37,187)		(21,473)	[2]	(56,772)		(69,057)
Total sales	205,604		132,905	138,050	99,615	26,261	21,702	8,533	1,904	3,018	394,651		263,927	396,831	35,157	7,093	[3]	20,895		124,877	84,139		227,433	308,718	99,379		22,579	149,654		41,709	54,118	74,789		14,449	125,277		24,699	56,772	25,845		13,332	57,054		26,858	46,280	(15,304)	[2]	(37,187)		(21,473)	[2]	(56,772)		(69,057)
Depreciation, amortization and accretion	20,335			5,600							31,426		10,972	14,272	6,015	3,896		4,035		2,715	8,743		7,538		5,685		1,627	7,419		1,707		8,857		(128)	10,810		271		1,715		1,386	4,358		1,456		0	[2]	0		0	[2]	0			43		0	96		0
Depreciation, amortization and accretion														14,684										10,010							1,958							236							2,449									0							31
Operating (loss) income	(40,329)		45,950	66,945	41,940	(1,971)	(9,920)	(10,152)	(23,336)	(7,770)	(91,272)		106,766	152,866	(51,178)	(28,574)	[3]	(23,966)		101,727	(23,594)		163,392	218,549	2,149		2,682	(21,863)		10,333	8,700	1,419		610	(1,544)		(586)	2,331	(3,774)		(3,148)	(1,947)		(175)	2,131	369	[2]	(22,329)		24,480	[2]	(31,514)		(27,443)	(16,526)	[4]	(12,597)	(66,804)	[4]	(34,684)	(51,402)
(Loss) income before income taxes	(43,745)			64,157							(143,152)		104,303	146,910	(50,774)	(28,587)		(25,506)		101,606	(25,044)		163,234	218,391	1,201		1,559	(23,663)		9,232	5,785	1,215		614	(2,381)		(580)	2,336	(3,812)		(4,121)	(2,998)		(1,124)	(634)	369	[2]	(22,329)		24,480	[2]	(31,514)		(27,443)	(17,212)	[4]	(13,172)	(113,546)	[4]	(34,945)	(51,525)
Total assets excluding goodwill not yet allocated to segments	2,885,756	[5]	1,255,125								2,885,756	[5]		1,255,125				1,686,524	[5]		1,686,524	[5]		824,712	565,673	[5]		565,673	[5]		46,368	536,299	[5]		536,299	[5]		30,061	79,996	[5]		79,996	[5]		71,634	(161,201)	[2],[5]			(161,201)	[2],[5]			(143,729)	178,465	[4],[5]		178,465	[4],[5]		426,079
Capital expenditures	195,864	[6]		108,462							692,751	[6]	222,800	409,217				187,611	[6]	106,162	675,836	[6]	218,128	401,047	2,597	[6]	2,300	6,615	[6]	4,672	8,170	1,432	[6]	0	1,612	[6]	0	0	2,837	[6]	0	6,955	[6]	0	0	0	[2],[6]	0		0	[2],[6]	0		0	1,387	[4],[6]	0	1,733	[4],[6]	0	0
Intercompany investments																																														(159,009)		102,357	[2]	(159,009)		102,357	[2]
Intercompany accounts receivable and profits in inventory																																														(2,192)		52,353	[2]	(2,192)		52,353	[2]
Goodwill																																																														$ 501,571

[1]	The total assets elimination of $154,710 is comprised of $102,357 of intercompany investments and $52,353 of intercompany accounts receivable and profits in inventory.
[2]	The net elimination in operating results includes cost of sales elimination of $15,673 for three months ended September 30, 2012, and $45,952 for the nine months ended September 30, 2012. The cost of sales elimination consists of the intercompany gross profits as well as elimination of lower of cost or market adjustments related to intercompany inventory. The $161,201 of total assets elimination is comprised of $159,009 of intercompany investments and $2,192 of intercompany accounts receivable and profits in inventory.
[3]	Molycorp Minerals, LLC, a Delaware limited liability company formerly known as Rare Earth Acquisitions LLC, was formed on June 12, 2008 to purchase the Mountain Pass, California rare earth deposit and associated assets from Chevron Mining Inc., a subsidiary of Chevron Corporation. Molycorp, LLC, which became the parent of Molycorp Minerals, LLC, was formed on September 9, 2009 as a Delaware limited liability company. Molycorp, Inc. was formed on March 4, 2010 as a new Delaware corporation and was not, prior to the date of the consummation of its initial public offering, conducting any material activities. The members of Molycorp, LLC contributed either (a) all of their member interests in Molycorp, LLC or (b) all of their equity interests in entities that hold member interests in Molycorp, LLC (and no other assets or liabilities) to Molycorp, Inc. in exchange for shares of Molycorp, Inc. Class A common stock. Additionally, all of the holders of profits interests in Molycorp Minerals, LLC, which were represented by incentive shares, contributed all of their incentive shares to Molycorp, Inc. in exchange for shares of Molycorp, Inc. Class B common stock. Accordingly, Molycorp, LLC and Molycorp Minerals, LLC became subsidiaries of Molycorp, Inc., which we refer to as the “Corporate Reorganization”. Following the Corporate Reorganization, Molycorp, LLC was merged with and into Molycorp Minerals, LLC. Immediately prior to the consummation of Molycorp, Inc.'s initial public offering, all of the shares of Class A common stock and Class B common stock were converted into shares of common stock.
[4]	Corporate loss before income taxes and equity earnings includes business development costs, personnel and related costs, including stock-based compensation expense, accounting and legal fees, occupancy expense, information technology costs and interest expense. Other consists of nominal expenses incurred by the sales office in Tokyo, Japan. Total corporate assets is comprised primarily of cash and cash equivalents.
[5]	Excludes goodwill of $501.6 million arising on the Molycorp Canada acquisition which has not been allocated to its operating segments.
[6]	On an accrual basis excluding capitalized interest.

Trade Accounts Receivable (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Receivables [Abstract]
Allowance for doubtful accounts	$ 2.6	$ 0

Inventory (Details) (USD $)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current:
Concentrate stockpiles	$ 5,666,000		$ 4,206,000	$ 5,666,000		$ 3,704,000	$ 4,206,000
Raw materials	93,909,000		400,000	93,909,000		44,770,000	400,000
Work in process	60,754,000		3,582,000	60,754,000		16,602,000	3,582,000
Finished goods	114,671,000		9,307,000	114,671,000		45,045,000	9,307,000
Materials and supplies	6,133,000		1,327,000	6,133,000		1,822,000	1,327,000
Inventory	281,133,000		18,822,000	281,133,000		111,943,000	18,822,000
Long-term:
Concentrate stockpiles	1,322,000		5,108,000	1,322,000		1,144,000	5,108,000
Raw materials	8,279,000		0	8,279,000		3,186,000	0
Finished goods	0		104,000	0		32,000	104,000
Inventory	9,601,000		5,212,000	9,601,000		4,362,000	5,212,000
Production costs that would have been allocated to additional tons produced, assuming operations at normal production rates	3,900,000	800,000		9,800,000	4,300,000	4,300,000	11,000,000	2,500,000
Write-down of inventory as a result of production or purchase costs in excess of net realizable value	15,000,000	0		41,100,000	600,000	2,800,000	2,500,000	9,000,000
Write-down of work-in-process inventory and stockpile based on estimated REO quantities	$ 0	$ 100,000	$ 1,700,000	$ 0	$ 2,300,000	$ 2,300,000

Deposits (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Deposits [Line Items]
Deposits	$ 23,287,000	$ 23,286,000	$ 26,200,000
Escrow Deposit		20,600,000	8,000,000
Deposits related to construction insurance program	1,500,000	1,500,000
Other restricted cash requirements related to deposits	1,200,000	1,200,000
Kern River Gas Transmission Company
Deposits [Line Items]
Escrow Deposit	$ 20,600,000

Property, Plant and Equipment, net (Details) (USD $)	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011	Sep. 30, 2012		Sep. 30, 2011	Dec. 31, 2011		Dec. 31, 2010
Property, plant and equipment
Plant modernization and other capital costs	$ 218,100,000		$ 108,500,000	$ 728,200,000		$ 222,800,000	$ 416,800,000		$ 38,600,000
Capitalized interest related to plant modernization and other capitalized costs	22,200,000		3,100,000	35,500,000		3,800,000
Capital expenditure on accrual basis	185,500,000		102,200,000	664,100,000		208,200,000
Property, plant and equipment at cost	1,400,727,000			1,400,727,000			584,865,000		104,226,000
Less accumulated depreciation	(37,283,000)			(37,283,000)			(23,237,000)		(10,260,000)
Property, plant and equipment, net	1,363,444,000			1,363,444,000			561,628,000		93,966,000
Land
Property, plant and equipment
Property, plant and equipment at cost	12,292,000			12,292,000			11,059,000		800,000
Land improvements
Property, plant and equipment
Property, plant and equipment at cost	63,268,000			63,268,000			15,748,000		15,415,000
Buildings and improvements
Property, plant and equipment
Property, plant and equipment at cost	112,182,000			112,182,000			23,677,000		6,892,000
Plant and equipment
Property, plant and equipment
Property, plant and equipment at cost	157,970,000			157,970,000			68,441,000		19,560,000
Vehicles
Property, plant and equipment
Property, plant and equipment at cost	2,526,000			2,526,000			1,235,000		1,049,000
Computer software
Property, plant and equipment
Property, plant and equipment at cost	5,067,000			5,067,000			3,002,000		1,563,000
Furniture and fixtures
Property, plant and equipment
Property, plant and equipment at cost	733,000			733,000			464,000		170,000
Construction in progress
Property, plant and equipment
Property, plant and equipment at cost	1,006,632,000	[1]		1,006,632,000	[1]		436,547,000	[1]	34,809,000
Capital Leases
Property, plant and equipment
Property, plant and equipment at cost	15,658,000			15,658,000			0
Mineral properties
Property, plant and equipment
Property, plant and equipment at cost	$ 24,399,000			$ 24,399,000			$ 24,692,000		$ 23,968,000

[1]	Represents costs incurred for Project Phoenix Phase 1 and Project Phoenix Phase 2 and all other capital projects. See Note 2.

Intangible Assets (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets
Gross carrying amount	$ 495,403,000	$ 3,455,000	$ 786,000
Less accumulated amortization	(16,230,000)	(383,000)	(147,000)
Net carrying amount	479,173,000	3,072,000	639,000
Customer relationships
Intangible Assets
Gross carrying amount	350,925,000	2,153,000	0
Rare earth quotas
Intangible Assets
Gross carrying amount	80,300,000	0
Patents
Intangible Assets
Gross carrying amount	39,753,000	0
Trade name
Intangible Assets
Gross carrying amount	16,586,000	786,000	786,000
Land use rights
Intangible Assets
Gross carrying amount	3,420,000	0
Other
Intangible Assets
Gross carrying amount	4,419,000	516,000	0
Molycorp Canada
Intangible Assets
Intangibles acquired in Molycorp Canada acquisition	$ 476,400,000

Investments (Details)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			1 Months Ended		3 Months Ended	9 Months Ended						1 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Jan. 31, 2012 Intermetallics Japan USD ($)	Jan. 31, 2012 Intermetallics Japan JPY (¥)	Sep. 30, 2012 Intermetallics Japan USD ($)	Sep. 30, 2012 Intermetallics Japan USD ($)	Sep. 30, 2012 Intermetallics Japan JPY (¥)	Nov. 28, 2011 Intermetallics Japan	Nov. 28, 2011 Intermetallics Japan Molycorp	Nov. 28, 2011 Intermetallics Japan Daido	Nov. 28, 2011 Intermetallics Japan Mitsubishi	Jun. 30, 2012 Keli USD ($)	Jun. 12, 2012 Keli USD ($)	Jun. 12, 2012 TMT USD ($)	Jun. 12, 2012 Ingal Stade USD ($)	Jun. 12, 2012 Atlantic Metals USD ($)	Jun. 12, 2012 Vive USD ($)
Intermetallics Japan - IMJ
Investment in Boulder Wind Power's Series B convertible preferred stock	$ 20,000,000			$ 0	$ 20,000,000	$ 20,000,000	$ 0	$ 0
Capital contribution ratio (as a percent)														30.00%	30.00%	35.50%	34.50%
Capital contribution										2,500,000,000
Payments to acquire interest in JV				28,130,000	0				32,700,000	2,500,000,000		27,700,000	2,200,000,000
Ownership in Subsidiary (as a percent)																			25.00%	33.00%	50.00%	19.50%	7.00%
Fair Value of the Equity Investment of a Business Acquisition																			12,200,000	1,600,000	4,900,000	1,400,000	900,000
Gain / (Loss) from the entity's proportional ownership in joint venture		$ (662,000)	$ 0	$ (1,146,000)	$ 0						$ (200,000)	$ (800,000)						$ 300,000

Acquisitions (Details)	1 Months Ended	3 Months Ended									9 Months Ended		12 Months Ended						1 Months Ended		9 Months Ended	12 Months Ended			1 Months Ended				9 Months Ended	12 Months Ended			1 Months Ended		3 Months Ended	9 Months Ended			1 Months Ended	3 Months Ended			9 Months Ended		1 Months Ended	3 Months Ended	9 Months Ended			12 Months Ended		1 Months Ended			1 Months Ended			12 Months Ended		9 Months Ended			9 Months Ended		9 Months Ended		12 Months Ended	9 Months Ended		9 Months Ended
	Jun. 30, 2012 USD ($)	Sep. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Sep. 30, 2011 USD ($)	Jun. 30, 2011 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2010 USD ($)	Jun. 30, 2010 USD ($)	Mar. 31, 2010 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)		Jun. 12, 2012 USD ($)	Mar. 28, 2012 CAD	Oct. 31, 2011 Molycorp Sillamae USD ($)	Apr. 30, 2011 Molycorp Sillamae	Dec. 31, 2011 Molycorp Sillamae USD ($)	Dec. 31, 2011 Molycorp Sillamae USD ($) metrictonne	Oct. 24, 2011 Molycorp Sillamae USD ($)	Apr. 02, 2011 Molycorp Sillamae USD ($)	Apr. 30, 2011 Molycorp Sillamae AS Silmet Grupp USD ($)	Apr. 02, 2011 Molycorp Sillamae AS Silmet Grupp	Dec. 31, 2010 Molycorp Sillamae AS Silmet Grupp	Apr. 02, 2011 Molycorp Sillamae Treibacher Industrie AG USD ($)	Dec. 31, 2011 Molycorp Tolleson USD ($)	Dec. 31, 2011 Molycorp Tolleson USD ($)	Dec. 31, 2010 Molycorp Tolleson USD ($)	Apr. 14, 2011 Molycorp Tolleson USD ($)	Apr. 30, 2011 Molycorp Tolleson Santoku	Oct. 31, 2011 Molycorp Silmet USD ($)	Sep. 30, 2012 Molycorp Silmet Mg	Sep. 30, 2011 Molycorp Silmet USD ($)	Oct. 24, 2011 Molycorp Silmet USD ($)	Apr. 02, 2011 Molycorp Silmet USD ($)	Apr. 30, 2011 Molycorp Silmet AS Silmet Grupp USD ($)	Mar. 31, 2012 Molycorp Silmet AS Silmet Grupp	Apr. 02, 2011 Molycorp Silmet AS Silmet Grupp	Apr. 02, 2011 Molycorp Silmet Treibacher Industries AG USD ($)	Sep. 30, 2012 MMA USD ($)	Apr. 16, 2011 MMA USD ($)	Apr. 30, 2011 MMA Santoku	Sep. 30, 2012 Molycorp Canada USD ($)	Sep. 30, 2012 Molycorp Canada USD ($)	Jun. 12, 2012 Molycorp Canada USD ($)	Jun. 12, 2012 Molycorp Canada CAD	Dec. 31, 2011 Molycorp Sillamäe and Molycorp Tolleson [Member] USD ($)	Dec. 31, 2010 Molycorp Sillamäe and Molycorp Tolleson [Member] USD ($)	Jun. 30, 2012 MCP Exchangeco Inc.	Jun. 30, 2012 MCP Exchangeco Inc. Molycorp Canada	Jun. 12, 2012 MCP Exchangeco Inc. Molycorp Canada	Jun. 30, 2012 Molycorp	Jun. 30, 2012 Molycorp Molycorp Canada	Jun. 12, 2012 Molycorp Molycorp Canada	Dec. 31, 2011 Customer relationships	Dec. 31, 2011 Customer relationships Molycorp Sillamae	Sep. 30, 2012 Customer relationships Molycorp Silmet	Sep. 30, 2012 Customer relationships Molycorp Canada	Jun. 12, 2012 Customer relationships Molycorp Canada USD ($)	Sep. 30, 2012 Rare Earth Quotas Molycorp Canada	Jun. 12, 2012 Rare Earth Quotas Molycorp Canada USD ($)	Sep. 30, 2012 Patents Molycorp Canada	Jun. 12, 2012 Patents Molycorp Canada USD ($)	Dec. 31, 2011 Trade name	Sep. 30, 2012 Trade name Molycorp Canada	Jun. 12, 2012 Trade name Molycorp Canada USD ($)	Sep. 30, 2012 Other Molycorp Canada	Jun. 12, 2012 Other Molycorp Canada USD ($)	Sep. 30, 2012 Secured Debt 10% Senior Securied Notes, net of discount, due June 2020
Business Acquisition [Line Items]
Net (loss) income attributable to Molycorp stockholders		$ (18,891,000)	$ 26,579,000	$ 45,356,000	$ 47,787,000	$ (2,198,000)	$ (9,589,000)	$ (10,145,000)	$ (23,291,000)	$ (7,749,000)	$ (89,976,000)	$ 90,947,000	$ 117,526,000	$ (50,774,000)	$ (28,587,000)				$ 117,526,000		$ 12,763,000								$ 7,877,000
Effect of Transaction with Noncontrolling Interest on Equity Attributable to Parent Decrease in Equity for Purchase of Minority Interest																			10,000,000
Revenue from External Customers		205,604,000		138,050,000							394,651,000	263,927,000	396,831,000								86,496,000								56,772,000
Business Acquisition, Transaction Costs [Abstract]
Corporate development: Legal, accounting and advisory fees		1,073,000		573,000							19,379,000	3,889,000																																		465,000	16,498,000
Other expenses: Contingent forward contracts																																																	11.3
Interest expense: Bridge loan fee																																																						0.4242			0.4242
Interest acquired (as a percent)																							9.98%	90.02%		80.00%	80.00%	10.02%									9.98%	90.02%			80.00%	10.02%
Purchase consideration:
Cash consideration																							10,000,000	9,021,000				9,000,000				17,500,000					10,000,000	9,021,000				9,000,000		17,500,000				908,181,000
Fair value of Molycorp common stock issued																	284,100,000							72,653,000														72,653,000						0				284,144,000
Total purchase consideration																								81,674,000								17,500,000						81,674,000						17,500,000				1,192,325,000
Notional amount of derivatives																		870,000,000
The fair values of the assets and liabilities acquired:
Cash and cash equivalent																								105,000								6,395,000						105,000						6,395,000				317,169,000
Accounts receivable																																																101,470,000
Accounts receivable and other current assets																								8,626,000								5,474,000						8,626,000						5,474,000
Inventory																								37,404,000								11,327,000						37,404,000						11,327,000				250,989,000
Prepaid expenses and other current assets																																																26,893,000
Property, plant and equipment																								63,393,000								4,512,000						63,393,000						4,512,000				70,391,000
Investments																																																21,019,000
Intangibles																								2,669,000														2,669,000						0				491,786,000														348,100,000		80,300,000		39,800,000			15,800,000		7,800,000
Goodwill																								1,455,000								1,977,000						1,455,000						1,977,000				501,571,000
Other non-current assets																																																22,859,000
Accounts payable and accrued expenses																																																(138,576,000)
Debt - current																																																(255,056,000)
Other current liabilities																																																(29,939,000)
Liabilities																								(19,974,000)								(8,989,000)						(19,974,000)						(8,989,000)
Deferred tax liabilities																																(3,196,000)						0						(3,196,000)				(158,177,000)
Long-term debt																								(3,184,000)														(3,184,000)						0				(281,000)
Other non-current liabilities																																																(14,032,000)
Noncontrolling interest																								(8,820,000)														(8,820,000)						0				(15,761,000)
Total purchase consideration																								81,674,000								17,500,000						81,674,000						17,500,000				1,192,325,000
Fair value of trade receivable acquired		101,500,000									101,500,000													5,000,000								4,900,000						5,000,000						4,900,000
Weighted average useful life (in years)																																																													15 years		11 years		2 years			10 years		12 years
Unaudited proforma
Sales	162,764,000	206,397,000		385,889,000							729,469,000	860,707,000	1,196,876,000																							297,400,000														430,305,000	85,549,000
Net Income (Loss)	1,118,000	1,165,000		108,386,000							(74,229,000)	200,951,000	241,897,000																							104,170,000														105,397,000	(30,920,000)
Net Income (Loss) Attributable To Molycorp	(2,322,000)	(2,955,000)		105,947,000							(82,056,000)	192,300,000	231,766,000																							103,457,000														104,590,000	(31,329,000)
EPS Basic (in dollars per share)	$ (0.02)	$ (0.03)		$ 0.94							$ (0.77)	$ 1.69	$ 2.03																							$ 1.17														$ 1.13	$ (0.5)
Other actual and pro forma information
Intercompany sales		0		0							0	0	0									13,900,000																					19,600,000
Non-recurring acquisition related costs													2,100,000									1,500,000								600,000													1,800,000
Purchase price variance capitalized																														1,100,000	2,900,000												1,100,000
Unaudited Pro forma intercompany sales													69,100,000
Pro forma intercompany earnings													28,000,000
Intercompany earnings																						8,400,000
Intercompany costs																														5,600,000
Finite-Lived Assets, Useful Life, Minimum											2 years
Finite-Lived Assets, Useful Life, Maximum											30 years
Interest rate																																																																								10.00%
DIrect Transaction Expenses Excluded from Nonrecurring Expense											115,200,000
Other disclosures
Common stock issued to acquire the entity (in shares)																									1,593,419														1,593,419													507,203	507,203		13,545,426	13,545,426
Period of marketing and distribution agreement (in years)																																	5 years												5 years
Adjustments to Additional Paid in Capital																			400,000															400,000
Number of consecutive trading days considered for calculation of closing price																									20 days															20 days
Contractual value of shares issued to acquire the entity																									80,000,000														80,000,000
Increase in rare earth production capacity (in mt)																						3,000													3,000
Period of rare earth products purchase and supply agreement (in years)																																	2 years												2 years
Discount percentage deducted from common stock price																				23.00%																			23.00%
Finite-Lived Intangible Assets, Average Useful Life																																																										15 years	15 years	15 years							12 years
Business Acquisition, Cost of Acquired Entity, Contingent Forward Contract Loss																																														0	37,589,000
Business Acquisition, Cost of Acquired Entity, Bridge Loan Fee																																														0	7,937,000
Recognized Transaction Costs		500,000									62,000,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		(15,451,000)	26,674,000	45,101,000	48,755,000	(2,198,000)					(85,856,000)	91,660,000	118,334,000	(50,774,000)	(28,587,000)	[1]					13,571,000								7,877,000
Basic (loss) earnings per share		$ (0.19)	$ 0.27	$ 0.51	$ 0.52	$ (0.04)	$ (0.12)	$ (0.15)	$ (0.47)	$ (0.16)	$ (0.97)	$ 1.01	$ 1.29	$ (0.81)	$ (0.72)						$ 0.15								$ 0.09
Effect of Transaction with Noncontrolling Interest on Equity Attributable to Parent Change from Net Income Attributable to Parent and Transfer to Noncontrolling Interest																			$ 107,526,000

[1]	Molycorp Minerals, LLC, a Delaware limited liability company formerly known as Rare Earth Acquisitions LLC, was formed on June 12, 2008 to purchase the Mountain Pass, California rare earth deposit and associated assets from Chevron Mining Inc., a subsidiary of Chevron Corporation. Molycorp, LLC, which became the parent of Molycorp Minerals, LLC, was formed on September 9, 2009 as a Delaware limited liability company. Molycorp, Inc. was formed on March 4, 2010 as a new Delaware corporation and was not, prior to the date of the consummation of its initial public offering, conducting any material activities. The members of Molycorp, LLC contributed either (a) all of their member interests in Molycorp, LLC or (b) all of their equity interests in entities that hold member interests in Molycorp, LLC (and no other assets or liabilities) to Molycorp, Inc. in exchange for shares of Molycorp, Inc. Class A common stock. Additionally, all of the holders of profits interests in Molycorp Minerals, LLC, which were represented by incentive shares, contributed all of their incentive shares to Molycorp, Inc. in exchange for shares of Molycorp, Inc. Class B common stock. Accordingly, Molycorp, LLC and Molycorp Minerals, LLC became subsidiaries of Molycorp, Inc., which we refer to as the “Corporate Reorganization”. Following the Corporate Reorganization, Molycorp, LLC was merged with and into Molycorp Minerals, LLC. Immediately prior to the consummation of Molycorp, Inc.'s initial public offering, all of the shares of Class A common stock and Class B common stock were converted into shares of common stock.

Employee Benefit Plans (Details) (USD $)	1 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011 Y domesticlocation	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012
Employee Benefit Plans [Abstract]
Domestic Locations Number		2
Defined Contribution Plan, Requisite Service Period	90 days
Defined Contribution Plan, Employer Non Elective Contribution Percent		4.00%
Defined Contribution Plan, Requisite Service Period Minimum		1000 hours
Defined Contribution Plan, Employer Match, Level One		100.00%
Defined Contribution Plan, Employer Match, Employee Contribution, Level One		3.00%
Defined Contribution Plan, Employer Match, Level Two		50.00%
Defined Contribution Plan, Employer Match, Employee Contribution, Level Two		2.00%
Defined Contribution Plan, Employer Contribution Percent Maximum Discretionary Contribution		4.00%
Defined Contribution Plan, Requisite Service Period for Employee Vesting		3
Defined Contribution Plan, Cost Recognized		$ 1,600,000	$ 1,200,000	$ 1,000,000
Other Postretirement Benefits Payable		1,088,000	1,199,000		1,928,000
Deferred Compensation Arrangement with Individual, Employer Contribution		271,000	47,000
Deferred Compensation Arrangement with Individual, Recorded Liability		528,000	171,000
Accrued Bonuses, Current		$ 4,845,000	$ 554,000		$ 3,683,000

Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accrued Expenses
Defined contribution plan	$ 1,928	$ 1,088	$ 1,199
Professional fees	4,456	0
Accrued payroll and related benefits	8,246	3,024	1,185
Sales and use tax	9,412	1,367	532
Bonus accrual	3,683	4,845	554
Interest payable	27,733	345	9
Advance from customer	2,898	0
Other accrued expenses	7,933	2,229	342
Total accrued expenses	$ 66,289	$ 12,898	$ 4,225

Asset Retirement Obligation (Details) (USD $)	3 Months Ended							9 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Asset retirement obligation activity
Balance at beginning of period			$ 12,471,000				$ 14,202,000	$ 15,541,000	$ 12,471,000	$ 14,202,000
Obligations settled								(1,487,000)	(1,030,000)	(632,000)
Accretion expense	241,000	240,000	234,000	217,000	216,000	216,000	263,000	897,000	955,000	912,000	1,006,000
Revisions in estimated cash flows								7,872,000	2,508,000	(1,939,000)
Gain on settlement								0	637,000	(72,000)
Balance at end of period	15,541,000			12,471,000				22,823,000	15,541,000	12,471,000	14,202,000
Asset Retirement Obligation [Abstract]
Asset Retirement Obligation, Current	400,000							2,100,000	400,000
Financial assurance requirement satisfied with surety bonds								$ 28,800,000

Debt and Capital Lease Obligations (Details) (USD $)	9 Months Ended					3 Months Ended				9 Months Ended					3 Months Ended		9 Months Ended				3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Molycorp Canada and Molycorp Silmet bank loans with a weighted avergare rate of 4.00% due November 2012 - Septmber 2017	Sep. 30, 2012 Common Stock	Sep. 30, 2012 Common Stock	Sep. 30, 2012 Convertible Subordinated Debt 5.00% Debentures, net of discount	Jun. 12, 2012 Convertible Subordinated Debt 5.00% Debentures, net of discount	Sep. 30, 2012 Notes Payable to Banks Bank loans 2.69% - 3.88% due February 2012 - September 2017	Dec. 31, 2011 Notes Payable to Banks Bank loans 2.69% - 3.88% due February 2012 - September 2017	Sep. 30, 2012 Notes Payable to Banks bank loans with a weighted avergare rate of 4.00% due November 2012 - Septmber 2017	Sep. 30, 2012 Notes Payable to Banks Molycorp Canada	Sep. 30, 2012 Notes Payable to Banks Molycorp Canada and Molycorp Silmet bank loans with a weighted avergare rate of 4.00% due November 2012 - Septmber 2017	Sep. 30, 2012 Secured Debt 10% Senior Securied Notes, net of discount, due June 2020	May 25, 2012 Secured Debt 10% Senior Securied Notes, net of discount, due June 2020	Sep. 30, 2012 Secured Debt Before June 1, 2016	Sep. 30, 2012 Secured Debt After June 1, 2016	Sep. 30, 2012 Secured Debt Before June 1, 2015	Sep. 30, 2012 Secured Debt Maximum	Sep. 30, 2012 Convertible Debt 6.00% Convertible Notes	Aug. 22, 2012 Convertible Debt 6.00% Convertible Notes	Sep. 30, 2012 Convertible Debt 3.25% Convertible Notes	Dec. 31, 2011 Convertible Debt 3.25% Convertible Notes
Debt Instrument [Line Items]
Interest rate								5.00%	5.00%			4.00%			10.00%						6.00%		3.25%
Debt Instrument, Convertible, Effective Interest Rate																					4.60%
Debt Instrument, Convertible, Carrying Amount of Liability Component																					$ 328,500,000
Amortization of debt discount	1,257,000	1,037,000																			1,500,000
Debt instrument, minimum interest rate										2.69%
Debt instrument, maximum interest rate										3.88%
Convertible debt instrument, conversion price									$ 13.8												$ 12
debt instrument, convertible, conversion face amount								9,400,000
Debt Instrument, Repurchased Face Amount								217,900,000
Debt Instrument, Repurchase Amount								8,000,000
Stock issued during the period, shares						99,723	13,800,000
Percentage of last reported sale price of Molycorp common stock over conversion price on or after September 1, 2015 giving right to the Notes redemption																					130.00%
trading days during any 30 consecutive trading day period ending on, and including, the trading day immediately preceding the date on which Molycorp provides notice of redemption																					20 days
consecutive trading day period ending on, and including, the trading day immediately preceding the date on which Molycorp provides notice of redemption																					30 days
redemption price of principal amount																					100.00%
Debt Instrument, Convertible, Carrying Amount of Equity Component																					68,700,000
Debt Instrument, Convertible, Interest Expense																					3,800,000
Own-share Lending Arrangement, Shares, Issued						13,800,000	13,800,000
Debt instrument, redeemable debt, redemption percentage of principal amount																	100.00%	105.00%
Debt instrument, redeemable debt, redeemable principal from proceeds from equity																			35.00%
Debt instrument, redeemable debt, redeemable percentage of principal from proceed from equity																			110.00%
Number of days until filing of registration statement																				180 days
Number of days until registration statement is effective																				270 days
Debt Instrument, Face Amount									230,000,000							650,000,000					54,000,000	360,000,000
Proceeds from Issuance of Long-term Debt															635,400,000						395,700,000
6.00% Convertible Noted purchased by certain directors, officers and other related parties of Molycorp																					6,400,000
Debt Instrument, Convertible, Conversion Ratio																					83.333
Current portion of debt outstanding	32,693,000		1,516,000					0			1,516,000				0						0		0	0
Short-term Debt, Weighted Average Interest Rate													4.22%
Non-Current portion of debt outstanding	1,168,204,000		196,545,000					2,774,000			5,668,000			4,435,000	635,802,000						328,494,000		196,699,000	190,877,000
Interest Expense, Debt								600,000
Long-term Debt, Gross								2,700,000
Short-term Debt					32,693,000								31,500,000
Long-term purchase commitment, monthly purchase amount	400,000
Capital lease obligations, Current	242,000
Capital lease obligations, Non-Current	15,324,000
Total debt and Capital lease obligations, Current	32,935,000		1,516,000	0
Total debt and Capital lease obligations, Non-Current	1,183,528,000		196,545,000	0
Long-term Purchase Commitment, Period (in years)	10 years
Long-term Debt, by Maturity [Abstract]
Remainder of 2012	31,700,000
2013	1,400,000		1,495,000
2014	1,400,000		1,495,000
2015	1,300,000		1,420,000
2016	230,700,000		230,803,000
2017	417,300,000
Thereafter	$ 650,000,000

Income Taxes (Details) (USD $)	3 Months Ended					9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net (loss) income	$ (15,451,000)	$ 26,674,000	$ 45,101,000	$ 48,755,000	$ (2,198,000)	$ (85,856,000)	$ 91,660,000	$ 118,334,000	$ (50,774,000)	$ (28,587,000)	[1]
Acquisition related expense, permanent difference						12,200,000
Deferred Tax Liabilities, Net	162,300,000	20,255,000				162,300,000		20,255,000
Deferred charges	12,517,000	7,318,000				12,517,000		7,318,000	0
Statute of limitations expiration and possible settements with taxing authorities
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Estimated Range of Change, Lower Bound	4,000,000					4,000,000
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Estimated Range of Change, Upper Bound	6,000,000					6,000,000
Domestic Tax Authority
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Unrecognized Tax Benefits, Reductions Resulting from Lapse of Applicable Statute of Limitations	1,400,000
Foreign Tax Authority
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Unrecognized Tax Benefits, Decreases Resulting from Settlements with Taxing Authorities	$ 13,700,000

[1]	Molycorp Minerals, LLC, a Delaware limited liability company formerly known as Rare Earth Acquisitions LLC, was formed on June 12, 2008 to purchase the Mountain Pass, California rare earth deposit and associated assets from Chevron Mining Inc., a subsidiary of Chevron Corporation. Molycorp, LLC, which became the parent of Molycorp Minerals, LLC, was formed on September 9, 2009 as a Delaware limited liability company. Molycorp, Inc. was formed on March 4, 2010 as a new Delaware corporation and was not, prior to the date of the consummation of its initial public offering, conducting any material activities. The members of Molycorp, LLC contributed either (a) all of their member interests in Molycorp, LLC or (b) all of their equity interests in entities that hold member interests in Molycorp, LLC (and no other assets or liabilities) to Molycorp, Inc. in exchange for shares of Molycorp, Inc. Class A common stock. Additionally, all of the holders of profits interests in Molycorp Minerals, LLC, which were represented by incentive shares, contributed all of their incentive shares to Molycorp, Inc. in exchange for shares of Molycorp, Inc. Class B common stock. Accordingly, Molycorp, LLC and Molycorp Minerals, LLC became subsidiaries of Molycorp, Inc., which we refer to as the “Corporate Reorganization”. Following the Corporate Reorganization, Molycorp, LLC was merged with and into Molycorp Minerals, LLC. Immediately prior to the consummation of Molycorp, Inc.'s initial public offering, all of the shares of Class A common stock and Class B common stock were converted into shares of common stock.

Stockholders' Equity (Details) (USD $)	9 Months Ended		12 Months Ended				3 Months Ended	9 Months Ended	3 Months Ended				1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 12, 2012	Mar. 31, 2012 Molymet	Sep. 30, 2012 Molymet	Sep. 30, 2012 Common Stock	Sep. 30, 2012 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2010 Common Stock	Feb. 28, 2011 Series A Mandatory Convertible Preferred Stock	Sep. 30, 2012 Series A Mandatory Convertible Preferred Stock	Sep. 30, 2012 Series A Mandatory Convertible Preferred Stock	Dec. 31, 2011 Series A Mandatory Convertible Preferred Stock	Jun. 30, 2012 MCP Exchangeco Inc.	Jun. 30, 2012 Molycorp	Sep. 30, 2012 Convertible Debt 6.00% Convertible Notes
Stockholders' Equity
Own-share Lending Arrangement, Shares, Issued									13,800,000	13,800,000
Stock issued during the period, shares							12,500,000		99,723	13,800,000
Share Price									$ 10	$ 10
underwriting discounts and commissions										6.00%
flat fee paid to underwriters										$ 1,500,000
primary shares purchased by insiders										7,090,000
Shares outstanding									137,957,451	137,957,451	83,896,043	82,291,200		2,070,000	2,070,000	2,070,000
Dividend rate (as a percent)													5.50%	5.50%
Interest rate																			6.00%
Common stock issued to acquire the entity (in shares)																	507,203	13,545,426
Fair value of common stock						284,100,000
Exchangeable Shares converted									316,860
Stock issued during the period, value	132,130,000			15,000,000	18,004,000		390,100,000	390,093,000
Stock issuance costs				29,200,000			100,000
Price per share of common stock issued for investment				$ 2.6	$ 4.68		$ 31.218
Number of consecutive trading days to calculate common stock price							20 days
Premium percentage added to common stock price							10.00%
Cash dividend declared (in dollars per share)															$ 1.375
Cash dividend declared and paid (in dollars)	$ 8,539,000	$ 6,167,000	$ 9,015,000	$ 0	$ 0									$ 2,800,000	$ 8,500,000	$ 9,000,000

Earnings per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended												9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Retained Earnings Adjustments [Line Items]
Net (loss) income attributable to Molycorp stockholders	$ (18,891)	$ 26,579		$ 45,356	$ 47,787		$ (2,198)		$ (9,589)	$ (10,145)	$ (23,291)	$ (7,749)	$ (89,976)	$ 90,947	$ 117,526	$ (50,774)	$ (28,587)
Cummulative undeclared and paid dividends on preferred stock	(2,846)			(2,846)									(8,539)	(7,116)	(9,962)
(Loss) Income attributable to common stockholders	(21,737)			42,510									(98,515)	83,831	107,564
Weighted average common shares outstanding - basic	117,086,022	83,847,119	[1]	83,847,119	83,847,119	[1]	82,253,700	[1]	81,509,452	69,550,649	49,666,732	48,155,533	101,147,638	83,321,816	83,454,221	62,332,054	39,526,568
Basic (loss) earnings per share	$ (0.19)	$ 0.27		$ 0.51	$ 0.52		$ (0.04)		$ (0.12)	$ (0.15)	$ (0.47)	$ (0.16)	$ (0.97)	$ 1.01	$ 1.29	$ (0.81)	$ (0.72)
Dilutive Securities, Effect on Basic Earnings Per Share, Other	0			404									0	413
(Loss) income attributable to common stockholders adjusted for effect of dilution	$ (21,737)			$ 42,914									$ (98,515)	$ 84,244	$ 107,977
Weighted average common shares outstanding - diluted	117,086,022	87,069,711	[1]	87,069,256	84,413,499	[1]	82,253,700	[1]	81,509,452	69,550,649	49,666,732	48,155,533	101,147,638	84,596,676	85,220,017	62,332,054	39,526,568
Diluted (loss) earnings per share	$ (0.19)	$ 0.26		$ 0.49	$ 0.52		$ (0.04)		$ (0.12)	$ (0.15)	$ (0.47)	$ (0.16)	$ (0.97)	$ 1	$ 1.27	$ (0.81)	$ (0.72)
Convertible Debt | 3.25% Convertible Notes
Retained Earnings Adjustments [Line Items]
Interest rate	3.25%												3.25%
Convertible Debt | 6.00% Convertible Notes
Retained Earnings Adjustments [Line Items]
Interest rate	6.00%												6.00%

[1]	Weighted average shares outstanding include the retroactive treatment of exchange ratios for conversion of Class A common stock and Class B common stock to common stock in conjunction with the initial public offering.

Stock-Based Compensation (Details) (USD $)	3 Months Ended								9 Months Ended		12 Months Ended			3 Months Ended	9 Months Ended			3 Months Ended	9 Months Ended		12 Months Ended			9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended							1 Months Ended		1 Months Ended					12 Months Ended	1 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 PBRSUs	Sep. 30, 2012 PBRSUs	Sep. 30, 2012 PBRSUs Minimum	Sep. 30, 2012 PBRSUs Maximum	Sep. 30, 2012 RSUs	Sep. 30, 2012 RSUs		Dec. 31, 2011 RSUs	Mar. 01, 2012 RSUs	Feb. 02, 2012 RSUs	Sep. 30, 2012 Restricted Stock	Dec. 31, 2011 Restricted Stock	Nov. 04, 2010 Restricted Stock	Sep. 30, 2012 Stock Options	Dec. 31, 2011 Stock Options	Dec. 31, 2010 Stock Options	Dec. 31, 2009 Stock Options	Dec. 31, 2011 Restricted Stock Award RSA and Restricted Stock Units RSU	Dec. 31, 2010 Restricted Stock Award RSA and Restricted Stock Units RSU	Dec. 31, 2011 Incentive Shares	Dec. 31, 2010 Incentive Shares	Apr. 30, 2009 Chief Executive Officer Stock Options	Apr. 10, 2009 Chief Executive Officer Stock Options	Nov. 30, 2009 Molycorp L L C Incentive Shares	Sep. 30, 2011 Common Class B Incentive Shares	Sep. 30, 2010 Common Class B Incentive Shares	Apr. 30, 2010 Common Class B Incentive Shares	Apr. 14, 2010 Common Class B Incentive Shares	Dec. 31, 2010 Common Stock	Aug. 31, 2010 Common Stock Incentive Shares	Dec. 31, 2010 Common Stock Incentive Shares
Stock-Based Compensation
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number																																				147,474
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other than Options Vesting Period Following I P O																																											6 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																												2.21%		0.60%
Share Based Compensation Arrangement by Share Based Payment Award, Equity Instruments Other than Options Grants in Period Aggregate Grant Date Fair Value																															$ 5,100,000	$ 1,400,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized																												1,200,000			4,800,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition																												2 years 10 days			2 years 1 month 17 days
Matching contribution by entity (as a percent)																						25.00%	25.00%
Percentage of units vesting																0.00%	150.00%
Increase in Additional Paid-In Capital due to conversion of the 2011 annual bonuses into RSUs																			600,000
Vesting period (in years)																			3 years						3 years			3 years			3 years
Number of Shares
Unvested at the beginning of the period (in shares)															0				78,544					48,924	37,500
Granted (in shares)														46,036	46,036			235,474	235,474		80,256			0	11,717
Forfeited (in shares)															(460)				(4,135)					(601)	(293)
Vested (in shares)															0				(24,764)	[1]	(1,712)			0																(1,004,140)			(744,247)
Unvested at the end of the period (in shares)														45,576	45,576			285,119	285,119		78,544			48,323	48,924
Weighted Average Grant-Date Fair Value
Unvested shares at the beginning of the period (in dollars per share)															$ 0				$ 56.55					$ 40.2	$ 36.51	$ 36.51
Granted (in dollars per share)															$ 30.3				$ 24.36		$ 56.43			$ 0	$ 52.12
Forfeited (in dollars per share)															$ 30.33				$ 39.26					$ 48.87	$ 48.87
Vested (in dollars per share)															$ 0				$ 26.67	[1]	$ 50.69			$ 0
Unvested shares at the end of the period (in dollars per share)														$ 30.3	$ 30.3			$ 32.81	$ 32.81		$ 56.55			$ 40.09	$ 40.2	$ 36.51
Number of Shares
Outstanding at beginning of year (in shares)																											52,819		126,405
Granted (in shares)																											0	52,819		147,474					147,474
Exercised (in shares)																											0		(126,405)	(21,069)
Forfeited and expired (in shares)																											0
Outstanding at end of year (in shares)																											52,819	52,819		126,405
Options exercisable at year-end (in shares)																											17,606			126,405
Weighted Average Exercise Price
Outstanding at beginning of year (in dollars per share)																											$ 48.87		$ 2.37
Granted (in dollars per share)																											$ 0	$ 48.87		$ 2.37
Exercised (in dollars per share)																											$ 0		$ 2.37	$ 2.37
Forfeited and expired (in dollars per share)																											$ 0
Outstanding at end of year (in dollars per share)																											$ 48.87	$ 48.87		$ 2.37
Options exercisable at year-end (in dollars per share)																											$ 48.87			$ 2.37
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense											800,000
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount											100,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		3,930,686									3,930,686
Share-based Compensation Arrangement by Share-Based Payment Award, Contractual Term																												10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																												6 years		9 months 18 days					10 months
Stock-based compensation (in shares)																																					5,880,000
Share Based Compensation Arrangement by Share Based Payment Award, Equity Instruments Other than Options Shares Exchanged																																									3,012,420
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other than Options Scheduled to Vest																																						1,004,140	1,004,140
Sale of Shares of Common Stock Price Per Share																																											$ 14
Issuance of shares for conversion of convertible securities, shares																																										50,892,260		2,232,740
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other than Options Vested Over Six Months Period Following I P O																																											1,488,493
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value																												$ 27.78		$ 63.41
Employee Service Share-based Compensation, Cash Received from Exercise of Stock Options																													0.3	0.1
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value																													14.3	2.4
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																												60.10%		145.50%
Total annual compensation cost recognized	$ 1,000,000	$ 586,000	$ 611,000	$ 412,000	$ 2,899,000	$ 7,079,000	$ 6,527,000	$ 15,133,000	$ 2,900,000	$ 4,000,000	$ 4,700,000	$ 30,100,000	$ 200,000																				$ 2,600,000	$ 28,700,000

[1]	Represents deferral and conversion of a portion of fees payable to certain non-employee directors of the Company, and deferral and conversion of a portion of the 2011 annual cash bonuses paid to certain executive officers and other employees of the Company.

Commitments and Contingencies (Details) (USD $)	12 Months Ended				1 Months Ended
	Dec. 31, 2011 Office space, trailers and certain equipment	Dec. 31, 2010 Office space, trailers and certain equipment	Dec. 31, 2009 Office space, trailers and certain equipment	Sep. 30, 2012 Office space, trailers and certain equipment	Sep. 30, 2010 Kern River Gas Transmission Company Mountain Pass facility Gas, Transmission and Distribution Equipment decatherm
Remaining annual minimum payments under operating leases
Less Than 1 Year	$ 1,000,000			$ 1,417,000
1 - 3 Years				5,929,000
4 - 5 Years				1,110,000
More Than 5 Years				1,370,000
Total	3,000,000			9,826,000
Due in 2012	600,000
Due in 2013	500,000
Due in 2014	500,000
Due in 2016 and thereafter	400,000
Operating Leases, Rent Expense, Net	700,000	500,000	200,000
Operating Leases, Rent Expense, Minimum Annual Rentals					5,200,000
Operating Leases, Rent Expense, Minimum Monthly Rentals					$ 430,000
Operating Leases, Term					10 years
Transportation Maximum Daily Quantity of Natural Gas					24,270

Commitments and Contingencies (Details 2) (USD $)	Sep. 30, 2012	Dec. 31, 2011 Potential Environmental Obligations onsite_evaportion_pond	Dec. 31, 2011 Mountain Pass facility	Dec. 31, 2011 Mountain Pass facility Potential Environmental Obligations liner	Dec. 31, 2011 Mountain Pass facility Minimum	Dec. 31, 2011 Mountain Pass facility Maximum
Commitments and Contingencies Disclosure [Abstract]
Unrecorded Unconditional Purchase Obligation Due in Years One to Three	$ 1,798,000
Plant Modernization and Expansion Commitments
Unrecorded Unconditional Purchase Obligation, Due in Next Twelve Months	284,534,000		269,900,000
Potential Environmental Obligations
Number of liner defects		3		3
Remediation costs, low estimate		2,400,000		2,400,000
Remediation costs, high estimate		4,600,000		4,600,000
Unrecorded Unconditional Purchase Obligation Balance on Second and Third Anniversaries			15,000,000
Contract Termination Charges					$ 9,700,000	$ 12,500,000

Commitments and Contingencies (Details 3) (USD $) In Millions, unless otherwise specified	9 Months Ended				12 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2012 jurisdiction	Feb. 29, 2012 lawsuit	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Employees covered by collective bargaining agreement under facility Workforce Molycorp Sillamae employee	Sep. 30, 2012 Employees covered by collective bargaining agreement under facility Workforce Molycorp Silmet employee	Sep. 30, 2012 Employees covered by collective bargaining agreement under facility Workforce Mountain Pass facility employee	Dec. 31, 2011 Employees covered by collective bargaining agreement under facility Workforce Mountain Pass facility employee
Labor Contract
Number of employees					186	172	226	122
Concentration risk (as a percent)					33.00%	29.00%	60.00%	60.00%
Reclamation Surety Bonds
Surety bonds placed to secure the closure and reclamation obligations	$ 28.8
Purported class action and derivative lawsuits
Number of stockholder derivative lawsuits		7
Number of different jurisdictions in which lawsuits have been filed	3
Mining Reclamation Liability			$ 27.6	$ 27.6

Commitments and Contingencies Commitments and Contingencies (Details 4) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2012 Molycorp Canada	Dec. 31, 2011 Mountain Pass facility
Long-term Purchase Commitment [Line Items]
Purchase obligations and other commitment, Total	$ 287,819
Purchase obligations and other commitment, Less Than 1 Year	284,534		269,900
Purchase obligations and other commitment, 1 - 3 Years	1,798	6,300
Purchase obligations and other commitment, 4 - 5 Years	538
Purchase obligation and other comitment, More Than Five Years	$ 949

Concentrations (Details) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended				3 Months Ended	9 Months Ended	3 Months Ended		9 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended						9 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended			3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009		Sep. 30, 2012 Product Concentration Chemicals and Oxides Cerium products	Sep. 30, 2012 Product Concentration Chemicals and Oxides Cerium products	Sep. 30, 2012 Product Concentration Chemicals and Oxides Didymium products	Sep. 30, 2012 Product Concentration Magnetic Materials and Alloys Neo Powders	Sep. 30, 2012 Product Concentration Magnetic Materials and Alloys Neo Powders	Sep. 30, 2012 Product Concentration Resources	Sep. 30, 2011 Product Concentration Resources Lanthanum products	Sep. 30, 2011 Product Concentration Resources Lanthanum products	Dec. 31, 2011 Product Concentration Resources Lanthanum products	Dec. 31, 2010 Product Concentration Resources Lanthanum products	Dec. 31, 2009 Product Concentration Resources Lanthanum products	Dec. 31, 2011 Product Concentration Resources Other Cerium Products [Member]	Dec. 31, 2010 Product Concentration Resources Other Cerium Products [Member]	Dec. 31, 2009 Product Concentration Resources Other Cerium Products [Member]	Sep. 30, 2011 Product Concentration Resources Cerium products	Sep. 30, 2011 Product Concentration Resources Didymium, Neodymium and Praseodymium products	Sep. 30, 2012 Product Concentration Resources Didymium, Neodymium and Praseodymium products	Sep. 30, 2011 Product Concentration Resources Didymium, Neodymium and Praseodymium products	Dec. 31, 2011 Product Concentration Resources Didymium products	Dec. 31, 2010 Product Concentration Resources Didymium products	Dec. 31, 2011 Product Concentration Customers Concentration Santoku	Sep. 30, 2011 Product Concentration Customers Concentration Resources customer	Sep. 30, 2011 Product Concentration Customers Concentration Resources customer	Dec. 31, 2011 Product Concentration Customers Concentration Resources	Dec. 31, 2010 Product Concentration Customers Concentration Resources Mitsubishi Unimetals USA	Dec. 31, 2011 Product Concentration Customers Concentration Resources Hitachi Metals Ltd	Sep. 30, 2011 Product Concentration Customers Concentration Resources Customer one	Sep. 30, 2011 Product Concentration Customers Concentration Resources Customer one	Sep. 30, 2011 Product Concentration Customers Concentration Resources Customer two	Sep. 30, 2011 Product Concentration Customers Concentration Resources Customer two	Dec. 31, 2010 Product Concentration Customers Concentration Resources W R Grace and Co	Dec. 31, 2010 Product Concentration Customers Concentration Resources Chuden Rare Earth Co Ltd	Dec. 31, 2010 Product Concentration Customers Concentration Resources Shin Etsu Chemical Co	Dec. 31, 2011 Molycorp Sillamae Product Concentration Customers Concentration	Dec. 31, 2011 Molycorp Tolleson Product Concentration Customers Concentration Santoku	Dec. 31, 2011 Molycorp Tolleson Product Concentration Customers Concentration Santoku
Concentrations
Concentration risk (as a percent)																								23.00%	39.00%	92.00%	11.00%	29.00%	2.00%					26.00%	26.00%	12.00%			77.00%										45.00%		86.00%
Entity-Wide Revenue, Major Customer, Percentage																16.00%	11.00%	12.00%				29.00%	25.00%							12.00%	36.00%	10.00%	29.00%
Percentage of sales to total sales threshold																					10.00%
Concentration Risk, Product																			.34	0.22
Sales, net of intercompany transactions	$ 205,604,000	$ 132,905,000	$ 138,050,000	$ 99,615,000	$ 26,261,000	$ 21,702,000	$ 8,533,000	$ 1,904,000	$ 3,018,000	$ 394,651,000	$ 263,927,000	$ 396,831,000	$ 35,157,000	$ 7,093,000	[1]																									$ 8,479,000	$ 92,200,000	$ 38,400,000	$ 62,500,000	$ 14,700,000	$ 30,500,000	$ 7,438,000	$ 5,389,000	$ 4,020,000		$ 48,800,000
Number of customers representing a specified percentage of sales																																					2	2
Capital Investment for New Facility		$ 700,000										$ 700,000

[1]	Molycorp Minerals, LLC, a Delaware limited liability company formerly known as Rare Earth Acquisitions LLC, was formed on June 12, 2008 to purchase the Mountain Pass, California rare earth deposit and associated assets from Chevron Mining Inc., a subsidiary of Chevron Corporation. Molycorp, LLC, which became the parent of Molycorp Minerals, LLC, was formed on September 9, 2009 as a Delaware limited liability company. Molycorp, Inc. was formed on March 4, 2010 as a new Delaware corporation and was not, prior to the date of the consummation of its initial public offering, conducting any material activities. The members of Molycorp, LLC contributed either (a) all of their member interests in Molycorp, LLC or (b) all of their equity interests in entities that hold member interests in Molycorp, LLC (and no other assets or liabilities) to Molycorp, Inc. in exchange for shares of Molycorp, Inc. Class A common stock. Additionally, all of the holders of profits interests in Molycorp Minerals, LLC, which were represented by incentive shares, contributed all of their incentive shares to Molycorp, Inc. in exchange for shares of Molycorp, Inc. Class B common stock. Accordingly, Molycorp, LLC and Molycorp Minerals, LLC became subsidiaries of Molycorp, Inc., which we refer to as the “Corporate Reorganization”. Following the Corporate Reorganization, Molycorp, LLC was merged with and into Molycorp Minerals, LLC. Immediately prior to the consummation of Molycorp, Inc.'s initial public offering, all of the shares of Class A common stock and Class B common stock were converted into shares of common stock.

Related-Party Transactions (Details) (USD $)	9 Months Ended		12 Months Ended				1 Months Ended			3 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended					3 Months Ended		1 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended			1 Months Ended	3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2010	Sep. 30, 2010 Beneficial Owner	Feb. 28, 2009 Beneficial Owner	Jun. 30, 2010 Limited Liability Company	Sep. 30, 2011 Limited Liability Company	Dec. 31, 2011 Limited Liability Company	Dec. 31, 2010 Limited Liability Company	Sep. 02, 2011 Limited Liability Company	Sep. 30, 2012 Traxys North America LLC and affiliates	Dec. 31, 2011 Traxys North America LLC and affiliates	Dec. 31, 2010 Traxys North America LLC and affiliates	Sep. 30, 2012 Traxys North America LLC and affiliates Lanthanum oxide	Sep. 30, 2012 Traxys North America LLC and affiliates Lanthanum oxide	Dec. 31, 2011 Traxys North America LLC and affiliates Lanthanum oxide	Dec. 31, 2011 Traxys North America LLC and affiliates Yttrium and bastnasite material	Dec. 31, 2010 Traxys North America LLC and affiliates Lanthanum Oxide and Cerium Oxide [Member]	Dec. 31, 2011 Traxys North America LLC and affiliates Tantalum Metal	Sep. 30, 2012 Traxys North America LLC and affiliates Tantalum Metal	Jun. 11, 2012 Neo Material Technologies, Inc. neodymium/praseodymium	Jun. 11, 2012 Neo Material Technologies, Inc. Rare earth metals	Jun. 30, 2012 TMT Compounds	Sep. 30, 2012 TMT Compounds	Jun. 30, 2012 TMT Neo Powders	Sep. 30, 2012 TMT Neo Powders	Sep. 30, 2012 Keli Metals	Sep. 30, 2012 Keli Metals	Jun. 30, 2012 Ingal Stade Gallium Metal	Sep. 30, 2012 Ingal Stade Gallium Metal
Related Party Transactions
Security Deposit				$ 18,200,000		$ 18,200,000		$ 18,200,000
Annual Return to Related Party of Collateral Amount, Percentage								5.00%
Principal payments made	0	2,343,000	3,150,000	1,107,000	0						3,100,000	1,000,000		0	3,100,000
Outstanding amount of short-term borrowing payable to related party			870,000	3,085,000							900,000	3,100,000		0	900,000
Outstanding amount of trade accounts payable related to sales made to related party but not remitted														0	2,800,000	1,300,000
Purchases made from related party																	1,900,000	6,200,000	6,200,000	700,000	2,500,000					1,900,000	1,400,000			16,100,000	21,400,000	1,700,000	1,300,000
Related party receivables														0	190,000	116,000						2,100,000	0
Sales to related party																						3,200,000		4,300,000	1,600,000			1,400,000	1,300,000
Payments for Fees							800,000
Proceeds from related party short term borrowings			0	5,008,000	6,637,000				5,000,000
Debt Instrument, Interest Rate, Effective Percentage									6.00%				5.75%
Debt Instrument, Description of Variable Rate Basis									three month LIBOR
Debt Instrument Period for Adjustment to Basis Spread on Variable Rate									3 years
Interest Payable, Current	27,733,000		345,000	9,000							32,000	9,000
Percentage of Sale of Product Subject to Financing Arrangement										50.00%
Related Party Transaction, Expenses from Transactions with Related Party															336,000	120,000
Due to Related Parties															$ 169,000	$ 120,000

Net Change in Operating Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Decrease (increase) in operating assets:
Accounts receivable	$ 88,997	$ (42,250)	$ (52,805)	$ (15,200)	$ 125
Inventory	13,202	(39,408)	(54,343)	(6,872)	(13,557)
Prepaid expenses and other assets	7,174	(1,596)	(6,363)	251	360
Increase (decrease) in operating liabilities:
Accounts payable	(43,223)	(7,099)	16,233	3,797	(254)
Income tax payable	(39,483)	0	(17,832)	0	0
Interest payable	(9,704)	0
Asset retirement obligation	0	(581)	(1,030)	(632)	(387)
Accrued expenses	(49,044)	2,245	6,151	(1,481)	5,749
Net change in operating assets and liabilities (Note 22)	$ (32,081)	$ (88,689)	$ (109,989)	$ (20,137)	$ (7,964)

Supplemental Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental Cash Flow Information [Abstract]
Income Taxes Paid, Net			$ 43,505
Interest Paid			4,192
Debt Conversion, Converted Instrument, Amount					6,831
Non-cash financing activities and investing activities:
Change in accrued capital expenditures	48,182	61,783	112,606	5,510	(150)
Fixed assets additions under capital lease	$ 15,658	$ 0

Derivative Instruments (Details) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended			12 Months Ended
	Jun. 30, 2012 USD ($)	Sep. 30, 2012 USD ($)	Mar. 31, 2012 USD ($)	Mar. 28, 2012 CAD	Dec. 31, 2011 Foreign Exchange Forward Not Designated as Hedging Instrument USD ($)	Dec. 31, 2011 Maturity Period January 2012 Molycorp Minerals Foreign Exchange Forward Not Designated as Hedging Instrument USD ($)	Dec. 31, 2011 Maturity Period January 2012 Molycorp Minerals Foreign Exchange Forward Not Designated as Hedging Instrument EUR (€)	Dec. 31, 2011 Maturity Period February 2012 Molycorp Minerals Foreign Exchange Forward Not Designated as Hedging Instrument USD ($)	Dec. 31, 2011 Maturity Period February 2012 Molycorp Minerals Foreign Exchange Forward Not Designated as Hedging Instrument EUR (€)	Dec. 31, 2011 Maturity Period March 2012 Molycorp Minerals Foreign Exchange Forward Not Designated as Hedging Instrument USD ($)	Dec. 31, 2011 Maturity Period March 2012 Molycorp Minerals Foreign Exchange Forward Not Designated as Hedging Instrument EUR (€)
Derivative [Line Items]
Notional Amount of Foreign Currency Derivative Sale Contracts						$ 0.6		$ 1.9		$ 0.6
Notional Amount of Foreign Currency Derivative Purchase Contracts							0.5		1.4		0.5
Gain (Loss) on Foreign Currency Derivative Instruments Not Designated as Hedging Instruments					0.3
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value					0.3
Fair value of put option		8.8
Unrealized loss on change in put option fair value	0.4
Notional amount of derivatives				870
Realized loss on settlement of derivative forward contracts		$ 37.5	$ 6.7

Pension (Details) (Pension Plan, USD $) In Thousands, unless otherwise specified	1 Months Ended
Jun. 30, 2012
Pension Plan
Components of net periodic benefit cost:
Service Cost	$ 0
Interest cost	90
Expected return on assets	(67)
Amortization of transition obligations/(asset)	0
Amortization of prior service cost	(1)
Amortization of actuarial loss	55
Net periodic benefit cost	$ 77

Pension (Narrative) (Details) (Pension Plan, USD $) In Millions, unless otherwise specified	9 Months Ended
Sep. 30, 2012
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Contributions by Employer	$ 0.2
Defined Benefit Plan, Expected Employer Contributions During Current Fiscal Year	$ 0.2

Unaudited Supplementary Data (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended													9 Months Ended		12 Months Ended				43 Months Ended
	Sep. 30, 2012	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009		Dec. 31, 2011
Sales	$ 205,604	$ 132,905		$ 138,050		$ 99,615		$ 26,261		$ 21,702	$ 8,533	$ 1,904	$ 3,018	$ 394,651	$ 263,927	$ 396,831	$ 35,157	$ 7,093	[1]
Cost of Goods Sold		62,633				42,923		16,677		18,323	7,742	5,576	5,950			177,890	37,591	21,785
Selling, general and administrative		(24,019)				(14,229)		(11,238)		(13,002)	(10,644)	(19,387)	(4,480)			(64,387)	(47,513)	(12,685)
Depreciation and amortization		(62)				(283)		(83)		(80)	(83)	(61)	(95)			(733)	(319)	(191)
Accretion expense		(241)				(240)		(234)		(217)	(216)	(216)	(263)	(897)		(955)	(912)	(1,006)
Operating (loss) income	(40,329)	45,950		66,945		41,940		(1,971)		(9,920)	(10,152)	(23,336)	(7,770)	(91,272)	106,766	152,866	(51,178)	(28,574)	[1]
Other expense	(57)	(1)		(117)		133		(168)		75	14	45	21	(37,615)	(152)	(153)	155	181	[1]
Foreign exchange (losses) gains, net	1,910	(3,415)		(2,000)										724	(1,850)	(5,415)	0	0
Interest expense, net	(5,269)	73		(671)		70		140		256	(7)			(14,989)	(461)	(388)	249	(194)	[1]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest		42,607				42,143		(1,999)								146,910	(50,774)	(28,587)
Income Tax Expense (Benefit)	(28,956)	15,933		19,056		(6,612)		199						(58,442)	12,643	28,576	0	0		28,576
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(15,451)	26,674		45,101		48,755		(2,198)						(85,856)	91,660	118,334	(50,774)	(28,587)	[1]
Net (income) loss attributable to noncontrolling interest	3,440	95		(255)		968								4,120	713	808	0	0
Net (loss) income attributable to Molycorp stockholders	(18,891)	26,579		45,356		47,787		(2,198)		(9,589)	(10,145)	(23,291)	(7,749)	(89,976)	90,947	117,526	(50,774)	(28,587)
Stock-based compensation	1,000	586		611		412		2,899		7,079	6,527	15,133		2,900	4,000	4,700	30,100	200
Weighted average common shares outstanding - basic	117,086,022	83,847,119	[2]	83,847,119		83,847,119	[2]	82,253,700	[2]	81,509,452	69,550,649	49,666,732	48,155,533	101,147,638	83,321,816	83,454,221	62,332,054	39,526,568
Weighted average common shares outstanding - diluted	117,086,022	87,069,711	[2]	87,069,256		84,413,499	[2]	82,253,700	[2]	81,509,452	69,550,649	49,666,732	48,155,533	101,147,638	84,596,676	85,220,017	62,332,054	39,526,568
Basic (loss) earnings per share	$ (0.19)	$ 0.27		$ 0.51		$ 0.52		$ (0.04)		$ (0.12)	$ (0.15)	$ (0.47)	$ (0.16)	$ (0.97)	$ 1.01	$ 1.29	$ (0.81)	$ (0.72)
Diluted (loss) earnings per share	$ (0.19)	$ 0.26		$ 0.49		$ 0.52		$ (0.04)		$ (0.12)	$ (0.15)	$ (0.47)	$ (0.16)	$ (0.97)	$ 1	$ 1.27	$ (0.81)	$ (0.72)
Restatement Adjustment
Sales				138,050	[3]
Cost of Goods Sold				55,657	[3]
Selling, general and administrative				(14,901)	[3]
Depreciation and amortization				(305)	[3]
Accretion expense				(240)	[3]
Operating (loss) income				66,947	[3]
Other expense				(117)	[3]
Foreign exchange (losses) gains, net				(2,000)	[3]
Interest expense, net				(671)	[3]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest				64,159	[3]
Income Tax Expense (Benefit)				19,056	[3]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest				45,103	[3]
Net (income) loss attributable to noncontrolling interest				(255)	[3]
Net (loss) income attributable to Molycorp stockholders				45,358	[3]
Weighted average common shares outstanding - basic				83,847,119	[2],[3]
Weighted average common shares outstanding - diluted				87,069,256	[2],[3]
Basic (loss) earnings per share				$ 0.5	[3]
Diluted (loss) earnings per share				$ 0.48	[3]
Restatement Adjustment | Intercompany Sales
Cost of Goods Sold				5,100											5,100
Operating (loss) income				5,100											5,100
Income Tax Expense (Benefit)				(1,800)											(1,800)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest				$ 3,300											$ 3,300
Basic (loss) earnings per share				$ 0.04											$ 0.04
Diluted (loss) earnings per share				$ 0.04											$ 0.03

[1]	Molycorp Minerals, LLC, a Delaware limited liability company formerly known as Rare Earth Acquisitions LLC, was formed on June 12, 2008 to purchase the Mountain Pass, California rare earth deposit and associated assets from Chevron Mining Inc., a subsidiary of Chevron Corporation. Molycorp, LLC, which became the parent of Molycorp Minerals, LLC, was formed on September 9, 2009 as a Delaware limited liability company. Molycorp, Inc. was formed on March 4, 2010 as a new Delaware corporation and was not, prior to the date of the consummation of its initial public offering, conducting any material activities. The members of Molycorp, LLC contributed either (a) all of their member interests in Molycorp, LLC or (b) all of their equity interests in entities that hold member interests in Molycorp, LLC (and no other assets or liabilities) to Molycorp, Inc. in exchange for shares of Molycorp, Inc. Class A common stock. Additionally, all of the holders of profits interests in Molycorp Minerals, LLC, which were represented by incentive shares, contributed all of their incentive shares to Molycorp, Inc. in exchange for shares of Molycorp, Inc. Class B common stock. Accordingly, Molycorp, LLC and Molycorp Minerals, LLC became subsidiaries of Molycorp, Inc., which we refer to as the “Corporate Reorganization”. Following the Corporate Reorganization, Molycorp, LLC was merged with and into Molycorp Minerals, LLC. Immediately prior to the consummation of Molycorp, Inc.'s initial public offering, all of the shares of Class A common stock and Class B common stock were converted into shares of common stock.
[2]	Weighted average shares outstanding include the retroactive treatment of exchange ratios for conversion of Class A common stock and Class B common stock to common stock in conjunction with the initial public offering.
[3]	During the fourth quarter of 2011, we identified an error in the elimination of intercompany sales in the third quarter of 2011. We have concluded that this error is not material to our previously issued consolidated financial statements for the third quarter of 2011, or to our consolidated financial statements for the 9 months ended September 30, 2011 or the fourth quarter of 2011. We revised our previously reported results for the third quarter of 2011 to correct this error in the appropriate quarterly period. This revision resulted in an increase to cost of sales of $5.1 million, a decrease in operating income of $5.1 million and a decrease in net income of $3.3 million, net of income tax benefit in the third quarter of 2011 of $1.8 million for the three months ended September 30, 2011. For the nine months ended September 30, 2011, this revision resulted in an increase to cost of sales of $5.1 million, a decrease in operating income of $5.1 million and a decrease in net income of $3.3 million, net of income tax benefit of $1.8 million We will appropriately revise the results in the quarterly filing on Form 10-Q for the three and nine months ended September 30, 2011, when next presented in the third quarter of 2012.

Subsequent Events (Details)	1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended						0 Months Ended	3 Months Ended	1 Months Ended				9 Months Ended					3 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended		3 Months Ended				3 Months Ended		9 Months Ended						1 Months Ended			1 Months Ended			9 Months Ended		9 Months Ended		9 Months Ended		9 Months Ended		9 Months Ended
	Jun. 30, 2012 USD ($)	Sep. 30, 2012 USD ($)	Mar. 31, 2012 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2012 USD ($) jurisdiction	Sep. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Jun. 12, 2012 USD ($)	Mar. 28, 2012 CAD	Feb. 29, 2012 lawsuit	Nov. 30, 2012 Preferred dividend Subsequent Event USD ($)	Mar. 31, 2012 Molymet	Feb. 29, 2012 Molymet Investor [Member] USD ($)	Jan. 31, 2012 Molymet Investor [Member] USD ($) right	Jan. 31, 2012 Intermetallics Japan USD ($)	Jan. 31, 2012 Intermetallics Japan JPY (¥)	Sep. 30, 2012 Intermetallics Japan USD ($)	Sep. 30, 2012 Intermetallics Japan JPY (¥)	Nov. 28, 2011 Intermetallics Japan	Nov. 28, 2011 Intermetallics Japan Daido	Nov. 28, 2011 Intermetallics Japan Mitsubishi	Sep. 30, 2012 Series A Mandatory Convertible Preferred Stock USD ($)	Sep. 30, 2012 Series A Mandatory Convertible Preferred Stock USD ($)	Dec. 31, 2011 Series A Mandatory Convertible Preferred Stock USD ($)	Feb. 29, 2012 Series A Mandatory Convertible Preferred Stock Preferred dividend USD ($)	Mar. 01, 2012 Series A Mandatory Convertible Preferred Stock Preferred dividend USD ($)	Sep. 30, 2012 Common Stock	Sep. 30, 2012 Common Stock	Sep. 30, 2012 6.00% Convertible Notes Convertible Debt USD ($)	Aug. 22, 2012 6.00% Convertible Notes Convertible Debt USD ($)	Sep. 30, 2012 10% Senior Securied Notes, net of discount, due June 2020 Secured Debt USD ($)	May 25, 2012 10% Senior Securied Notes, net of discount, due June 2020 Secured Debt USD ($)	Sep. 30, 2012 Before June 1, 2016 Secured Debt	Sep. 30, 2012 After June 1, 2016 Secured Debt	Sep. 30, 2012 Before June 1, 2015 Secured Debt	Sep. 30, 2012 Maximum Secured Debt	Jun. 12, 2012 Molycorp Canada USD ($)	Jun. 12, 2012 Molycorp Canada CAD	Jun. 30, 2012 Molycorp	Jun. 30, 2012 Molycorp Molycorp Canada	Jun. 12, 2012 Molycorp Molycorp Canada	Jun. 30, 2012 MCP Exchangeco Inc.	Jun. 30, 2012 MCP Exchangeco Inc. Molycorp Canada	Jun. 12, 2012 MCP Exchangeco Inc. Molycorp Canada	Sep. 30, 2012 Customer relationships Molycorp Canada	Jun. 12, 2012 Customer relationships Molycorp Canada USD ($)	Sep. 30, 2012 Rare Earth Quotas Molycorp Canada	Jun. 12, 2012 Rare Earth Quotas Molycorp Canada USD ($)	Sep. 30, 2012 Patents Molycorp Canada	Jun. 12, 2012 Patents Molycorp Canada USD ($)	Sep. 30, 2012 Trade name Molycorp Canada	Jun. 12, 2012 Trade name Molycorp Canada USD ($)	Sep. 30, 2012 Other Molycorp Canada	Jun. 12, 2012 Other Molycorp Canada USD ($)
Subsequent Events
Sales	$ 162,764,000	$ 206,397,000		$ 385,889,000	$ 729,469,000	$ 860,707,000	$ 1,196,876,000
Capital contribution ratio (as a percent)																					30.00%	35.50%	34.50%
Payments to acquire interest in JV					28,130,000	0											32,700,000	2,500,000,000	27,700,000	2,200,000,000
Cash dividend declared (in dollars per share)													$ 1.375												$ 1.375		$ 1.375
Payments of preferred dividends					8,539,000	6,167,000	9,015,000	0	0															2,800,000	8,500,000	9,000,000
Dividends Payable																												2,800,000
Stock to be Issued in Exchange of Investment by Investor															12,500,000
Investment by Investor Amount															390,000,000
Investment by Investor Amount Per Share																$ 31.218
Number of consecutive trading days to calculate common stock price														20 days	20 years
Premium percentage added to common stock price														10.00%		10.00%
Number of Demand Registration Rights																3
Number of stockholder derivative lawsuits												7
Number of different jurisdictions in which lawsuits have been filed					3
Debt Instrument, Face Amount																															54,000,000	360,000,000		650,000,000
Interest rate																															6.00%		10.00%
Own-share Lending Arrangement, Shares, Issued																													13,800,000	13,800,000
Debt Instrument, Convertible, Effective Interest Rate																															4.60%
Convertible debt instrument, conversion price																															$ 12
Debt Instrument, Convertible, Conversion Ratio																															83.333
Debt instrument, redeemable debt, redemption percentage of principal amount																																			100.00%	105.00%
Debt instrument, redeemable debt, redeemable principal from proceeds from equity																																					35.00%
Debt instrument, redeemable debt, redeemable percentage of principal from proceed from equity																																					110.00%
Number of days until filing of registration statement																																						180 days
Number of days until registration statement is effective																																						270 days
Business Acquisition, Cost of Acquired Entity, Purchase Price																																							1,192,325,000
Other expenses: Contingent forward contracts																																								11.3
Interest expense: Bridge loan fee																																											0.4242			0.4242
Cash consideration																																							908,181,000
Realized loss on settlement of derivative forward contracts		37,500,000	6,700,000
Notional amount of derivatives											870,000,000
Common stock issued to acquire the entity (in shares)																																									13,545,426	13,545,426		507,203	507,203
Fair value of common stock										284,100,000																													284,144,000
Fair value of trade receivable acquired		101,500,000			101,500,000
Cash and cash equivalent																																							317,169,000
Accounts receivable																																							101,470,000
Inventory																																							250,989,000
Prepaid expenses and other current assets																																							26,893,000
Property, plant and equipment																																							70,391,000
Investments																																							21,019,000
Intangibles																																							491,786,000									348,100,000		80,300,000		39,800,000		15,800,000		7,800,000
Weighted average useful life (in years)																																															15 years		11 years		2 years		10 years		12 years
Goodwill																																							501,571,000
Other non-current assets																																							22,859,000
Business Acquisition, Purchase Price Allocation, Accounts Payable and Accrued Expenses																																							138,576,000
Business Acquisition, Purchase Price Allocation, Debt																																							255,056,000
Business Acquisition, Purchase Price Allocation, Current Liabilities, Other Liabilities																																							29,939,000
Deferred tax liabilities																																							(158,177,000)
Business Acquisition, Purchase Price Allocation, Noncurrent Liabilities, Long-term Debt																																							281,000
Business Acquisition, Purchase Price Allocation, Other Noncurrent Liabilities																																							14,032,000
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value																																							15,761,000
Net Income (Loss)	1,118,000	1,165,000		108,386,000	(74,229,000)	200,951,000	241,897,000
Net Income (Loss) Attributable To Molycorp	(2,322,000)	(2,955,000)		105,947,000	(82,056,000)	192,300,000	231,766,000
EPS Basic (in dollars per share)	$ (0.02)	$ (0.03)		$ 0.94	$ (0.77)	$ 1.69	$ 2.03
Finite-Lived Assets, Useful Life, Minimum					2 years
Finite-Lived Assets, Useful Life, Maximum					30 years
Stock issued during the period, shares														12,500,000															99,723	13,800,000
Proceeds from Issuance of Long-term Debt																															395,700,000		635,400,000
6.00% Convertible Noted purchased by certain directors, officers and other related parties of Molycorp																															6,400,000
Percentage of last reported sale price of Molycorp common stock over conversion price on or after September 1, 2015 giving right to the Notes redemption																															130.00%
trading days during any 30 consecutive trading day period ending on, and including, the trading day immediately preceding the date on which Molycorp provides notice of redemption																															20 days
consecutive trading day period ending on, and including, the trading day immediately preceding the date on which Molycorp provides notice of redemption																															30 days
redemption price of principal amount																															100.00%
Debt Instrument, Convertible, Carrying Amount of Liability Component																															328,500,000
Amortization of debt discount					1,257,000	1,037,000																									1,500,000
Debt Instrument, Convertible, Carrying Amount of Equity Component																															68,700,000
Debt Instrument, Convertible, Interest Expense																															$ 3,800,000

Condensed Balance Sheet (Details) (USD $) In Thousands, unless otherwise specified	Oct. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents (overdraft)	$ 385,000	$ 436,025	$ 418,855	$ 561,955	$ 316,430	$ 6,929	$ 2,189
Trade accounts receivable, net		88,471	70,679		16,421
Inventory		281,133	111,943		18,822
Deferred charges		12,517	7,318		0
Deferred tax assets		17,402	0
Income tax receivable		38,933	10,514		0
Prepaid expenses and other current assets		48,711	19,735		1,759
Total current assets		923,192	639,044		353,432
Non-current assets:
Deposits		23,287	23,286		26,200
Property, plant and equipment, net		1,363,444	561,628		93,966
Inventory		9,601	4,362		5,212
Intangible assets, net		479,173	3,072		639
Investments		68,006	20,000		0
Deferred tax assets		10,298	0
Goodwill		505,003	3,432		0
Investments in consolidated subsidiaries		0	0		0
Intercompany accounts receivable (payable)			0
Intercompany accounts receivable		0	0		0
Other non-current assets		5,322	301		111
Total non-current assets		2,464,134	616,081		126,128
Total assets		3,387,326	1,255,125	1,185,442	479,560
Current liabilities:
Trade accounts payable		230,255	161,587		13,009
Accrued expenses		66,289	12,898		4,225
Deferred tax liabilities		128	1,356		0
Income tax payable		25,601	0
Debt and capital lease obligations		32,935	1,516		0
Short-term borrowing--realted party (Note 10)			870		3,085
Current portion of asset retirement obligation			396		393
Other current liabilities		2,096	1,266		393
Total current liabilities		357,304	178,623		20,712
Non-current liabilities:
Asset retirement obligation		20,727	15,145		12,078
Intercompany accounts payable		0	0
Deferred tax liabilities		189,894	18,899
Debt and capital lease obligations		1,183,528	196,545		0
Derivative liability		8,846	0
Pension liabilities		2,855	0
Other non-current liabilities		3,020	683		257
Total non-current liabilities		1,408,870	231,272		12,335
Total liabilities		1,766,174	409,895		33,047
Stockholders' equity:
Common stock		138	84		82
Preferred stock		2	2		0
Additional paid-in capital		1,686,226	838,547		539,866
Accumulated other comprehensive loss		(9,646)	(8,481)		0
(Deficit) retained earnings		(74,898)	15,078		(93,435)
Total Molycorp stockholders' equity		1,601,822	845,230		446,513	74,615	78,076
Noncontrolling interests		19,330	0
Total stockholders' equity		1,621,152	845,230	862,589	446,513
Total liabilities and stockholders' equity		3,387,326	1,255,125		479,560
Parent
Current assets:
Cash and cash equivalents (overdraft)		175,400	407,446	547,637	316,430	0	0
Trade accounts receivable, net		0	0		0
Inventory		0	0		0
Deferred charges		0	0
Deferred tax assets		0
Income tax receivable		0	0
Prepaid expenses and other current assets		0	0		0
Total current assets		175,400	407,446		316,430
Non-current assets:
Deposits		1,752	1,751		18,200
Property, plant and equipment, net		0	0		0
Inventory		0	0		0
Intangible assets, net		0	0		0
Investments		0	0
Deferred tax assets		0
Goodwill		0	0
Investments in consolidated subsidiaries		932,310	150,510		39,097
Intercompany accounts receivable (payable)			476,711
Intercompany accounts receivable		1,680,993	476,711		72,893
Other non-current assets		0	0		0
Total non-current assets		2,615,055	628,972		130,190
Total assets		2,790,455	1,036,418		446,620
Current liabilities:
Trade accounts payable		0	0		0
Accrued expenses		27,733	311		0
Deferred tax liabilities		0	0
Income tax payable		0
Debt and capital lease obligations		0	0
Short-term borrowing--realted party (Note 10)			0		0
Current portion of asset retirement obligation			0
Other current liabilities		0			0
Total current liabilities		27,733	311		0
Non-current liabilities:
Asset retirement obligation		0	0		0
Intercompany accounts payable		0	0		107
Deferred tax liabilities		(94)	0
Debt and capital lease obligations		1,160,994	190,877
Derivative liability		0
Pension liabilities		0
Other non-current liabilities		0	0		0
Total non-current liabilities		1,160,900	190,877		107
Total liabilities		1,188,633	191,188		107
Stockholders' equity:
Common stock		138	84		82
Preferred stock		2	2
Additional paid-in capital		1,686,226	838,547		539,866
Accumulated other comprehensive loss		(9,646)	(8,481)
(Deficit) retained earnings		(74,898)	15,078		(93,435)
Total Molycorp stockholders' equity		1,601,822	845,230		446,513
Noncontrolling interests		0
Total stockholders' equity		1,601,822	845,230
Total liabilities and stockholders' equity		2,790,455	1,036,418		446,620
Guarantor Subsidiaries
Current assets:
Cash and cash equivalents (overdraft)		3,830	10,758	3,574	0	6,929	2,189
Trade accounts receivable, net		13,644	58,619		16,421
Inventory		48,335	52,246		18,822
Deferred charges		4,589	7,318
Deferred tax assets		2,049
Income tax receivable		38,933	10,514
Prepaid expenses and other current assets		20,867	17,845		1,759
Total current assets		132,247	157,300		37,002
Non-current assets:
Deposits		21,362	21,362		8,000
Property, plant and equipment, net		1,223,557	500,612		93,966
Inventory		9,601	4,362		5,212
Intangible assets, net		524	573		639
Investments		46,900	20,000
Deferred tax assets		21,002
Goodwill		1,977	1,977
Investments in consolidated subsidiaries		95,131	118,879		0
Intercompany accounts receivable (payable)			25,870
Intercompany accounts receivable		156,646	25,870		107
Other non-current assets		817	301		111
Total non-current assets		1,577,517	693,936		108,035
Total assets		1,709,764	851,236		145,037
Current liabilities:
Trade accounts payable		185,097	139,408		13,009
Accrued expenses		8,030	11,072		4,225
Deferred tax liabilities		0	1,356
Income tax payable		63
Debt and capital lease obligations		242	0
Short-term borrowing--realted party (Note 10)			870		3,085
Current portion of asset retirement obligation			396
Other current liabilities		2,096			393
Total current liabilities		195,528	153,102		20,712
Non-current liabilities:
Asset retirement obligation		20,727	15,145		12,078
Intercompany accounts payable		1,351,099	489,180		72,893
Deferred tax liabilities		43,997	18,899
Debt and capital lease obligations		15,324	0
Derivative liability		0
Pension liabilities		0
Other non-current liabilities		1,061	683		257
Total non-current liabilities		1,432,208	523,907		85,228
Total liabilities		1,627,736	677,009		105,940
Stockholders' equity:
Common stock		0	0		0
Preferred stock		0	0
Additional paid-in capital		149,857	149,857		132,335
Accumulated other comprehensive loss		0	0
(Deficit) retained earnings		(67,829)	24,370		(93,238)
Total Molycorp stockholders' equity		82,028	174,227		39,097
Noncontrolling interests		0
Total stockholders' equity		82,028	174,227
Total liabilities and stockholders' equity		1,709,764	851,236		145,037
Non-Guarantor Subsidiaries
Current assets:
Cash and cash equivalents (overdraft)		256,795	651	10,744	0
Trade accounts receivable, net		74,827	12,060
Inventory		232,798	59,697
Deferred charges		7,928	0
Deferred tax assets		15,353
Income tax receivable		0	0
Prepaid expenses and other current assets		27,844	1,890
Total current assets		615,545	74,298
Non-current assets:
Deposits		173	173
Property, plant and equipment, net		139,887	61,016
Inventory		0	0
Intangible assets, net		478,649	2,499
Investments		21,106	0
Deferred tax assets		(10,704)
Goodwill		503,026	1,455
Investments in consolidated subsidiaries		0	0
Intercompany accounts receivable (payable)			0
Intercompany accounts receivable		0	0
Other non-current assets		4,505	0
Total non-current assets		1,136,642	65,143
Total assets		1,752,187	139,441
Current liabilities:
Trade accounts payable		45,158	22,179
Accrued expenses		30,526	1,515
Deferred tax liabilities		128	0
Income tax payable		25,538
Debt and capital lease obligations		32,693	1,516
Short-term borrowing--realted party (Note 10)			0
Current portion of asset retirement obligation			0
Other current liabilities		0
Total current liabilities		134,043	25,210
Non-current liabilities:
Asset retirement obligation		0	0
Intercompany accounts payable		486,540	13,401
Deferred tax liabilities		145,991	0
Debt and capital lease obligations		7,210	5,668
Derivative liability		8,846
Pension liabilities		2,855
Other non-current liabilities		1,959	0
Total non-current liabilities		653,401	19,069
Total liabilities		787,444	44,279
Stockholders' equity:
Common stock		0	0
Preferred stock		0	0
Additional paid-in capital		947,376	91,158
Accumulated other comprehensive loss		(9,646)	(8,481)
(Deficit) retained earnings		7,683	12,485
Total Molycorp stockholders' equity		945,413	95,162
Noncontrolling interests		19,330
Total stockholders' equity		964,743	95,162
Total liabilities and stockholders' equity		1,752,187	139,441
Eliminations
Current assets:
Cash and cash equivalents (overdraft)		0	0	0	0	0	0
Trade accounts receivable, net		0	0		0
Inventory		0	0		0
Deferred charges		0	0
Deferred tax assets		0
Income tax receivable		0	0
Prepaid expenses and other current assets		0	0		0
Total current assets		0	0		0
Non-current assets:
Deposits		0	0		0
Property, plant and equipment, net		0	0		0
Inventory		0	0		0
Intangible assets, net		0	0		0
Investments		0	0
Deferred tax assets		0
Goodwill		0	0
Investments in consolidated subsidiaries		(1,027,441)	(269,389)		(39,097)
Intercompany accounts receivable (payable)			(502,581)
Intercompany accounts receivable		(1,837,639)	(502,581)		(73,000)
Other non-current assets		0	0		0
Total non-current assets		(2,865,080)	(771,970)		(112,097)
Total assets		(2,865,080)	(771,970)		(112,097)
Current liabilities:
Trade accounts payable		0	0		0
Accrued expenses		0	0		0
Deferred tax liabilities		0	0
Income tax payable		0
Debt and capital lease obligations		0	0
Short-term borrowing--realted party (Note 10)			0		0
Current portion of asset retirement obligation			0
Other current liabilities		0			0
Total current liabilities		0	0		0
Non-current liabilities:
Asset retirement obligation		0	0		0
Intercompany accounts payable		(1,837,639)	(502,581)		(73,000)
Deferred tax liabilities		0	0
Debt and capital lease obligations		0	0
Derivative liability		0
Pension liabilities		0
Other non-current liabilities		0	0		0
Total non-current liabilities		(1,837,639)	(502,581)		(73,000)
Total liabilities		(1,837,639)	(502,581)		(73,000)
Stockholders' equity:
Common stock		0	0		0
Preferred stock		0	0
Additional paid-in capital		(1,097,233)	(241,015)		(132,335)
Accumulated other comprehensive loss		9,646	8,481
(Deficit) retained earnings		60,146	(36,855)		93,238
Total Molycorp stockholders' equity		(1,027,441)	(269,389)		(39,097)
Noncontrolling interests		0
Total stockholders' equity		(1,027,441)	(269,389)
Total liabilities and stockholders' equity		$ (2,865,080)	$ (771,970)		$ (112,097)

Condensed Income Statement and Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended			12 Months Ended				43 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009		Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Sales	$ 205,604	$ 132,905	$ 138,050	$ 99,615	$ 26,261	$ 21,702	$ 8,533	$ 1,904	$ 3,018	$ 394,651		$ 263,927	$ 396,831	$ 35,157	$ 7,093	[1]
Cost of sales:
Costs excluding depreciation and amortization	(184,128)		(50,602)							(337,769)		(105,670)	(177,890)	(37,591)	(18,080)	[1]
Selling, general and administrative	(31,468)		(12,182)							(78,721)		(31,465)	(64,387)	(47,513)	(12,685)	[1]
Depreciation and amortization	(10,612)		(5,056)							(19,065)		(9,588)	(733)	(319)	(3,705)	[1]
Gross profit	10,864		82,392							37,817		148,669			(14,692)	[1]
Operating expenses:
Corporate development	(1,073)		(573)							(19,379)		(3,889)
Depreciation, amortization and accretion	(9,723)		(544)							(12,361)		(1,384)			(1,197)	[1]
Research and development	(8,929)		(2,148)							(18,628)		(5,165)	(8,300)	(2,476)	(1,500)
Accretion expense		(241)		(240)	(234)	(217)	(216)	(216)	(263)	(897)			(955)	(912)	(1,006)
Operating (loss) income	(40,329)	45,950	66,945	41,940	(1,971)	(9,920)	(10,152)	(23,336)	(7,770)	(91,272)		106,766	152,866	(51,178)	(28,574)	[1]
Other (expense) income:
Other (expense) income	(57)	(1)	(117)	133	(168)	75	14	45	21	(37,615)		(152)	(153)	155	181	[1]
Foreign exchange (losses) gains, net	1,910	(3,415)	(2,000)							724		(1,850)	(5,415)	0	0
Interest expense, net	(5,269)	73	(671)	70	140	256	(7)			(14,989)		(461)	(388)	249	(194)	[1]
Interest income (expense) from intercompany notes	0		0							0		0	0
Equity earnings from consolidated subsidiaries	0		0							0		0	0	0	0	[1]
Total other expense	(3,416)		(2,788)							(51,880)		(2,463)	(5,956)	404	(13)	[1]
(Loss) income before income taxes and equity earnings	(43,745)		64,157							(143,152)		104,303	146,910	(50,774)	(28,587)
Income tax benefit	28,956	(15,933)	(19,056)	6,612	(199)					58,442		(12,643)	(28,576)	0	0		(28,576)
Equity in results of affiliates	(662)		0							(1,146)		0
Net (loss) income	(15,451)	26,674	45,101	48,755	(2,198)					(85,856)		91,660	118,334	(50,774)	(28,587)	[1]
Net (income) loss attributable to noncontrolling interest	(3,440)	(95)	255	(968)						(4,120)		(713)	(808)	0	0
Net (loss) income attributable to Molycorp stockholders	(18,891)	26,579	45,356	47,787	(2,198)	(9,589)	(10,145)	(23,291)	(7,749)	(89,976)		90,947	117,526	(50,774)	(28,587)
Other comprehensive income:
Foreign currency translation adjustments	526		(5,564)							(1,165)	8,500	(4,240)	(8,481)	0	0
Comprehensive (loss) income	(14,925)		39,537							(87,021)		87,420	109,853	(50,774)	(28,587)
Comprehensive (loss) income attributable to:
Molycorp stockholders	(11,485)		40,346							(82,901)		87,130	109,468	(50,774)	(28,587)
Noncontrolling interest	(3,440)		(809)							(4,120)		290	385	0	0
Parent
Condensed Financial Statements, Captions [Line Items]
Sales	0		0							0		0	0	0	0
Cost of sales:
Costs excluding depreciation and amortization	0		0							0		0	0	0	0
Selling, general and administrative	(29)		(592)							45		(3,903)	(7)	(436)	0
Depreciation and amortization	0		0							0		0	0	0	0
Gross profit	0		0							0		0			0
Operating expenses:
Corporate development	0		0							(46)		0
Depreciation, amortization and accretion	0		0							0		0			0
Research and development	0		0							0		0
Accretion expense													0	0
Operating (loss) income	(29)		(592)							(1)		(3,903)	(7)	(436)	0
Other (expense) income:
Other (expense) income	0		0							0		0	0	0	0
Foreign exchange (losses) gains, net	0		0							0		0	0
Interest expense, net	(2,920)		(599)							(12,602)		(295)	(499)	249	0
Interest income (expense) from intercompany notes	453		61							1,326		61	424
Equity earnings from consolidated subsidiaries	(16,395)		46,486							(78,699)		95,084	117,608	(50,587)	(28,587)
Total other expense	(18,862)		45,948							(89,975)		94,850	117,533	(50,338)	(28,587)
(Loss) income before income taxes and equity earnings	(18,891)		45,356							(89,976)		90,947	117,526
Income tax benefit	0		0							0		0	0
Equity in results of affiliates	0									0
Net (loss) income	(18,891)		45,356							(89,976)		90,947	117,526	(50,774)	(28,587)
Net (income) loss attributable to noncontrolling interest	0												0
Net (loss) income attributable to Molycorp stockholders	(18,891)		45,356							(89,976)		90,947	117,526
Other comprehensive income:
Foreign currency translation adjustments	0		0							0		0	0
Comprehensive (loss) income	(18,891)		45,356							(89,976)		90,947	117,526
Comprehensive (loss) income attributable to:
Molycorp stockholders	(18,891)		45,356							(89,976)		90,947	117,526
Noncontrolling interest	0		0							0		0	0
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Sales	26,103		139,326							121,172		252,132	365,490	35,157	7,093
Cost of sales:
Costs excluding depreciation and amortization	(38,919)		(62,259)							(105,185)		(115,622)	(168,362)	(37,591)	(18,080)
Selling, general and administrative	(20,147)		(11,374)							(62,746)		(25,784)	(61,926)	(47,077)	(12,685)
Depreciation and amortization	(3,375)		(2,440)							(7,539)		(6,820)	(423)	(319)	(3,705)
Gross profit	(16,191)		74,627							8,448		129,690			(14,692)
Operating expenses:
Corporate development	(1,073)		(573)							(19,333)		(3,889)
Depreciation, amortization and accretion	(742)		(148)							(1,441)		(988)			(1,197)
Research and development	(2,497)		(2,148)							(10,584)		(5,165)
Accretion expense													(955)	(912)
Operating (loss) income	(40,650)		60,384							(85,656)		93,864	133,824	(50,742)	(28,574)
Other (expense) income:
Other (expense) income	(68)		(117)							(37,562)		(152)	(153)	155	181
Foreign exchange (losses) gains, net	(3)		0							(5)		0	0
Interest expense, net	(1,076)		(11)							(194)		(3)	248	0	(194)
Interest income (expense) from intercompany notes	(324)		(24)							(967)		(24)	(296)
Equity earnings from consolidated subsidiaries	4,090		5,309							(18,302)		14,041	12,485	0	0
Total other expense	2,619		5,157							(57,030)		13,862	12,284	155	(13)
(Loss) income before income taxes and equity earnings	(38,031)		65,541							(142,686)		107,726	146,108
Income tax benefit	23,537		(19,055)							51,962		(12,642)	(28,500)
Equity in results of affiliates	(682)									(1,475)
Net (loss) income	(15,176)		46,486							(92,199)		95,084	117,608	(50,587)	(28,587)
Net (income) loss attributable to noncontrolling interest	0												0
Net (loss) income attributable to Molycorp stockholders	(15,176)		46,486							(92,199)		95,084	117,608
Other comprehensive income:
Foreign currency translation adjustments	0		0							0		0	0
Comprehensive (loss) income	(15,176)		46,486							(92,199)		95,084	117,608
Comprehensive (loss) income attributable to:
Molycorp stockholders	(15,176)		46,486							(92,199)		95,084	117,608
Noncontrolling interest	0		0							0		0	0
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Sales	192,060		35,910							293,794		68,568	100,398
Cost of sales:
Costs excluding depreciation and amortization	(157,768)		(25,529)							(252,899)		(46,821)	(78,585)
Selling, general and administrative	(11,292)		(216)							(16,020)		(1,778)	(2,454)
Depreciation and amortization	(7,237)		(2,616)							(11,526)		(2,768)	(310)
Gross profit	27,055		7,765							29,369		18,979
Operating expenses:
Corporate development	0		0							0		0
Depreciation, amortization and accretion	(8,981)		(396)							(10,920)		(396)
Research and development	(6,432)		0							(8,044)		0
Accretion expense													0
Operating (loss) income	350		7,153							(5,615)		16,805	19,049
Other (expense) income:
Other (expense) income	11		0							(53)		0	0
Foreign exchange (losses) gains, net	1,913		(2,000)							729		(1,850)	(5,415)
Interest expense, net	(1,273)		(61)							(2,193)		(163)	(137)
Interest income (expense) from intercompany notes	(129)		(37)							(359)		(37)	(128)
Equity earnings from consolidated subsidiaries	0		0							0		0	0
Total other expense	522		(2,098)							(1,876)		(2,050)	(5,680)
(Loss) income before income taxes and equity earnings	872		5,055							(7,491)		14,755	13,369
Income tax benefit	5,419		(1)							6,480		(1)	(76)
Equity in results of affiliates	20									329
Net (loss) income	6,311		5,054							(682)		14,754	13,293
Net (income) loss attributable to noncontrolling interest	(3,440)		255									(713)	(808)
Net (loss) income attributable to Molycorp stockholders	2,871		5,309							(4,802)		14,041	12,485
Other comprehensive income:
Foreign currency translation adjustments	526		(5,564)							(1,165)		(4,240)	(8,481)
Comprehensive (loss) income	6,837		(510)							(1,847)		10,514	4,812
Comprehensive (loss) income attributable to:
Molycorp stockholders	10,277		299							2,273		10,224	4,427
Noncontrolling interest	(3,440)		(809)							(4,120)		290	385
Eliminations
Condensed Financial Statements, Captions [Line Items]
Sales	(12,559)		(37,186)							(20,315)		(56,773)	(69,057)	0	0
Cost of sales:
Costs excluding depreciation and amortization	12,559		37,186							20,315		56,773	69,057	0	0
Selling, general and administrative	0		0							0		0	0	0	0
Depreciation and amortization	0		0							0		0	0	0	0
Gross profit	0		0							0		0			0
Operating expenses:
Corporate development	0		0							0		0
Depreciation, amortization and accretion	0		0							0		0			0
Research and development	0		0							0		0
Accretion expense													0	0
Operating (loss) income	0		0							0		0	0	0	0
Other (expense) income:
Other (expense) income	0		0							0		0	0	0	0
Foreign exchange (losses) gains, net	0		0							0		0	0
Interest expense, net	0		0							0		0	0	0	0
Interest income (expense) from intercompany notes	0		0							0		0	0
Equity earnings from consolidated subsidiaries	12,305		(51,795)							97,001		(109,125)	(130,093)	50,587	28,587
Total other expense	12,305		(51,795)							97,001		(109,125)	(130,093)	50,587	28,587
(Loss) income before income taxes and equity earnings	12,305		(51,795)							97,001		(109,125)	(130,093)
Income tax benefit	0		0							0		0	0
Equity in results of affiliates	0									0
Net (loss) income	12,305		(51,795)							97,001		(109,125)	(130,093)	50,587	28,587
Net (income) loss attributable to noncontrolling interest	0												0
Net (loss) income attributable to Molycorp stockholders	12,305		(51,795)							97,001		(109,125)	(130,093)
Other comprehensive income:
Foreign currency translation adjustments	0		0							0		0	0
Comprehensive (loss) income	12,305		(51,795)							97,001		(109,125)	(130,093)
Comprehensive (loss) income attributable to:
Molycorp stockholders	12,305		(51,795)							97,001		(109,125)	(130,093)
Noncontrolling interest	$ 0		$ 0							$ 0		$ 0	$ 0

[1]	Molycorp Minerals, LLC, a Delaware limited liability company formerly known as Rare Earth Acquisitions LLC, was formed on June 12, 2008 to purchase the Mountain Pass, California rare earth deposit and associated assets from Chevron Mining Inc., a subsidiary of Chevron Corporation. Molycorp, LLC, which became the parent of Molycorp Minerals, LLC, was formed on September 9, 2009 as a Delaware limited liability company. Molycorp, Inc. was formed on March 4, 2010 as a new Delaware corporation and was not, prior to the date of the consummation of its initial public offering, conducting any material activities. The members of Molycorp, LLC contributed either (a) all of their member interests in Molycorp, LLC or (b) all of their equity interests in entities that hold member interests in Molycorp, LLC (and no other assets or liabilities) to Molycorp, Inc. in exchange for shares of Molycorp, Inc. Class A common stock. Additionally, all of the holders of profits interests in Molycorp Minerals, LLC, which were represented by incentive shares, contributed all of their incentive shares to Molycorp, Inc. in exchange for shares of Molycorp, Inc. Class B common stock. Accordingly, Molycorp, LLC and Molycorp Minerals, LLC became subsidiaries of Molycorp, Inc., which we refer to as the “Corporate Reorganization”. Following the Corporate Reorganization, Molycorp, LLC was merged with and into Molycorp Minerals, LLC. Immediately prior to the consummation of Molycorp, Inc.'s initial public offering, all of the shares of Class A common stock and Class B common stock were converted into shares of common stock.

Condensed Statements of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$ (47,188)	$ 28,724	$ 42,965	$ (28,717)	$ (22,371)
Cash flows from investing activities:
Cash paid in connection with acquisitions, net of cash acquired	(591,011)	(20,021)	(30,023)	0	0
Investment in joint venture	(28,130)	0
Cash paid to acquire non-marketable securities	0	(20,000)	(20,000)	0	0
Loans to subsidiaries	0	0	0
Net intercompany advances and repayments	0	0		0
Repayments from subsidiaries	0
Investment in subsidiaries	0
Notes receivable to non-guarantor	0
Repayments of notes receivable from non-guarantor	0
Investment in consolidated subsidiary				0	0
Proceeds from sale of joint venture			0	0	9,700
Deposits	(516)	2,946	2,897	(26,200)	0
Capital expenditures	(644,683)	(160,917)	(302,180)	(33,129)	(7,285)
Other investing activities	(4,953)	(19)	84	102
Proceeds from sale of assets			35	9	5
Net cash used in investing activities	(1,259,387)	(197,973)	(349,390)	(59,431)	2,420
Cash flows provided by financing activities:
Capital contributions	390,225	0	0	15,000	18,004
Capital contributions from parent company	0			0	0
Repayments of short-term borrowings-related party	0	(2,343)	(3,150)	(1,107)	0
Repayments of debt	(228,431)	(5,447)	(4,428)	0	0
Borrowing from parent	0	0	0
Repayments to parent	0
Notes receivable from guarantor	0
Repayments of notes receivable from guarantor	0
Net proceeds from sale of preferred stock	0	199,642	199,642	0	0
Net proceeds from sale of common stock	132,471	0		378,633
Proceeds from exercise of options			0	300	50
Proceeds from short-term borrowing--related party			0	5,008	6,637
Issuance of 10% Senior Secured Notes	635,373	0
Issuance of Convertible Notes			223,100	0	0
Payments of preferred dividends	(8,539)	(6,167)	(9,015)	0	0
Proceeds from debt	9,456	6,337	5,131	0	0
Net cash provided by financing activities	1,322,936	415,122	411,280	397,649	24,691
Other financing activities	(3,331)	0		(185)
Effect of exchange rate changes on cash	809	(348)	(2,430)	0	0
Net change in cash and cash equivalents	17,170	245,525	102,425	309,501	4,740
Cash and cash equivalents at beginning of the period	418,855	316,430	316,430	6,929	2,189
Cash and cash equivalents at end of period	436,025	561,955	418,855	316,430	6,929
Parent
Cash flows from operating activities:
Net cash (used in) provided by operating activities	17,094	(1,957)	903	(187)	0
Cash flows from investing activities:
Cash paid in connection with acquisitions, net of cash acquired	0	0	0
Cash paid to acquire non-marketable securities		0	0
Loans to subsidiaries	683,063	(20,161)	(49,430)
Net intercompany advances and repayments	792,709	(179,699)	(290,633)	(43,931)
Repayments from subsidiaries	(34,327)
Investment in subsidiaries	350,000
Notes receivable to non-guarantor	0
Repayments of notes receivable from non-guarantor	0
Investment in consolidated subsidiary				(15,000)	(10,000)
Proceeds from sale of joint venture					0
Deposits	0	16,449	16,449	(18,200)
Capital expenditures	0	0	0	0	0
Other investing activities	0	0	0	0
Proceeds from sale of assets					0
Net cash used in investing activities	(1,791,445)	(183,411)	(323,614)	(77,131)	(10,000)
Cash flows provided by financing activities:
Capital contributions	390,225			15,000	10,000
Capital contributions from parent company	0			0	0
Repayments of short-term borrowings-related party		0	0	0
Repayments of debt	0	0	0
Borrowing from parent	0	0	0
Repayments to parent	0
Notes receivable from guarantor	0
Repayments of notes receivable from guarantor	0
Net proceeds from sale of preferred stock		199,642	199,642
Net proceeds from sale of common stock	132,471			378,633
Proceeds from exercise of options				300	0
Proceeds from short-term borrowing--related party				0	0
Issuance of 10% Senior Secured Notes	635,373
Issuance of Convertible Notes			223,100
Payments of preferred dividends	(8,539)	(6,167)	(9,015)
Proceeds from debt	0	0	0
Net cash provided by financing activities	1,542,305	416,575	413,727	393,748	10,000
Other financing activities	(2,937)			(185)
Effect of exchange rate changes on cash	0	0	0
Net change in cash and cash equivalents	(232,046)	231,207	91,016	316,430	0
Cash and cash equivalents at beginning of the period	407,446	316,430	316,430	0	0
Cash and cash equivalents at end of period	175,400	547,637	407,446	316,430	0
Guarantor Subsidiaries
Cash flows from operating activities:
Net cash (used in) provided by operating activities	(95,576)	28,085	44,211	(28,530)	(22,371)
Cash flows from investing activities:
Cash paid in connection with acquisitions, net of cash acquired	0	(20,126)	(30,128)
Investment in joint venture	(28,130)
Cash paid to acquire non-marketable securities		(20,000)	(20,000)
Loans to subsidiaries	0	0	0
Net intercompany advances and repayments	(680,966)	180,374	290,001	43,931
Repayments from subsidiaries	0
Investment in subsidiaries	0
Notes receivable to non-guarantor	227,512
Repayments of notes receivable from non-guarantor	(100,000)
Investment in consolidated subsidiary				0	0
Proceeds from sale of joint venture					9,700
Deposits	(516)	(13,503)	(13,552)	(8,000)
Capital expenditures	(628,407)	(157,037)	(294,010)	(33,129)	(7,285)
Other investing activities	0	0	(16)	102
Proceeds from sale of assets					5
Net cash used in investing activities	(103,599)	(30,292)	(67,673)	2,700	2,420
Cash flows provided by financing activities:
Capital contributions	0			0	8,004
Capital contributions from parent company	0			15,000	10,000
Repayments of short-term borrowings-related party		(2,343)	(3,150)	(1,107)
Repayments of debt	(870)	0	0
Borrowing from parent	(227,512)	8,124	37,370
Repayments to parent	34,327
Notes receivable from guarantor	0
Repayments of notes receivable from guarantor	0
Net proceeds from sale of preferred stock		0	0
Net proceeds from sale of common stock	0			0
Proceeds from exercise of options				0	50
Proceeds from short-term borrowing--related party				5,008	6,637
Issuance of 10% Senior Secured Notes	0
Issuance of Convertible Notes			0
Payments of preferred dividends	0	0	0
Proceeds from debt	0	0	0
Net cash provided by financing activities	192,247	5,781	34,220	18,901	24,691
Other financing activities	(68)			0
Effect of exchange rate changes on cash	0	0	0
Net change in cash and cash equivalents	(6,928)	3,574	10,758	(6,929)	4,740
Cash and cash equivalents at beginning of the period	10,758	0	0	6,929	2,189
Cash and cash equivalents at end of period	3,830	3,574	10,758	0	6,929
Non-Guarantor Subsidiaries
Cash flows from operating activities:
Net cash (used in) provided by operating activities	31,294	2,596	(2,149)
Cash flows from investing activities:
Cash paid in connection with acquisitions, net of cash acquired	(591,011)	105	105
Investment in joint venture	0
Cash paid to acquire non-marketable securities		0	0
Loans to subsidiaries	0	0	0
Net intercompany advances and repayments	(111,743)	(675)	632
Repayments from subsidiaries	0
Investment in subsidiaries	0
Notes receivable to non-guarantor	0
Repayments of notes receivable from non-guarantor	0
Deposits	0	0	0
Capital expenditures	(16,276)	(3,880)	(8,170)
Other investing activities	(4,953)	(19)	100
Net cash used in investing activities	(490,591)	(4,431)	(7,533)
Cash flows provided by financing activities:
Capital contributions	0
Capital contributions from parent company	350,000
Repayments of short-term borrowings-related party		0	0
Repayments of debt	(227,561)	(5,447)	(4,428)
Borrowing from parent	(455,551)	12,037	12,060
Repayments to parent	0
Notes receivable from guarantor	227,512
Repayments of notes receivable from guarantor	(100,000)
Net proceeds from sale of preferred stock		0	0
Net proceeds from sale of common stock	0
Issuance of 10% Senior Secured Notes	0
Issuance of Convertible Notes			0
Payments of preferred dividends	0	0	0
Proceeds from debt	9,456	6,337	5,131
Net cash provided by financing activities	714,632	12,927	12,763
Other financing activities	(326)
Effect of exchange rate changes on cash	809	(348)	(2,430)
Net change in cash and cash equivalents	256,144	10,744	651
Cash and cash equivalents at beginning of the period	651	0	0
Cash and cash equivalents at end of period	256,795	10,744	651
Eliminations
Cash flows from operating activities:
Net cash (used in) provided by operating activities	0	0	0	0	0
Cash flows from investing activities:
Cash paid in connection with acquisitions, net of cash acquired	0	0	0
Investment in joint venture	0
Cash paid to acquire non-marketable securities		0	0
Loans to subsidiaries	(683,063)	20,161	49,430
Net intercompany advances and repayments	0	0	0	0
Repayments from subsidiaries	34,327
Investment in subsidiaries	(350,000)
Notes receivable to non-guarantor	(227,512)
Repayments of notes receivable from non-guarantor	100,000
Investment in consolidated subsidiary				15,000	10,000
Proceeds from sale of joint venture					0
Deposits	0	0	0	0
Capital expenditures	0	0	0	0	0
Other investing activities	0	0	0	0
Proceeds from sale of assets					0
Net cash used in investing activities	1,126,248	20,161	49,430	15,000	10,000
Cash flows provided by financing activities:
Capital contributions	0			0	0
Capital contributions from parent company	(350,000)			(15,000)	(10,000)
Repayments of short-term borrowings-related party		0	0	0
Repayments of debt	0	0	0
Borrowing from parent	683,063	(20,161)	(49,430)
Repayments to parent	(34,327)
Notes receivable from guarantor	(227,512)
Repayments of notes receivable from guarantor	100,000
Net proceeds from sale of preferred stock		0	0
Net proceeds from sale of common stock	0			0
Proceeds from exercise of options				0	0
Proceeds from short-term borrowing--related party				0	0
Issuance of 10% Senior Secured Notes	0
Issuance of Convertible Notes			0
Payments of preferred dividends	0	0	0
Proceeds from debt	0	0	0
Net cash provided by financing activities	(1,126,248)	(20,161)	(49,430)	(15,000)	(10,000)
Other financing activities	0			0
Effect of exchange rate changes on cash	0	0	0
Net change in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of the period	0	0	0	0	0
Cash and cash equivalents at end of period	0	0	0	0	0
6.00% Convertible Notes
Cash flows provided by financing activities:
Issuance of Convertible Notes	395,712	0
6.00% Convertible Notes | Parent
Cash flows provided by financing activities:
Issuance of Convertible Notes	395,712
6.00% Convertible Notes | Guarantor Subsidiaries
Cash flows provided by financing activities:
Issuance of Convertible Notes	0
6.00% Convertible Notes | Non-Guarantor Subsidiaries
Cash flows provided by financing activities:
Issuance of Convertible Notes	0
6.00% Convertible Notes | Eliminations
Cash flows provided by financing activities:
Issuance of Convertible Notes	0
3.25% Convertible Notes
Cash flows provided by financing activities:
Issuance of Convertible Notes	0	223,100
3.25% Convertible Notes | Parent
Cash flows provided by financing activities:
Issuance of Convertible Notes		223,100
3.25% Convertible Notes | Guarantor Subsidiaries
Cash flows provided by financing activities:
Issuance of Convertible Notes		0
3.25% Convertible Notes | Non-Guarantor Subsidiaries
Cash flows provided by financing activities:
Issuance of Convertible Notes		0
3.25% Convertible Notes | Eliminations
Cash flows provided by financing activities:
Issuance of Convertible Notes		$ 0